UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Brian C. Janssen

American Funds Short-Term Tax-Exempt Bond Fund

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months ended January 31, 2023

Invest in
municipal bonds
for tax-advantaged
income

These six municipal bond funds are offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge had been deducted from Class A shares (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2022 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2022:

	Cumulative	Average annual		Gross	Net
	total returns	total returns		expense	expense
	1 year	5 years	10 years	ratios*	ratios*

American Funds Short-Term Tax-Exempt Bond Fund
Class F-2 shares	–2.86%	0.83%	0.76%	0.33%	0.32%
Class A shares	–5.37	0.22	0.44	0.44	0.43
Limited Term Tax-Exempt Bond Fund of America
Class F-2 shares	–4.60	1.16	1.38	0.33	0.33
Class A shares	–7.20	0.43	0.92	0.56	0.56
The Tax-Exempt Bond Fund of America
Class F-2 shares	–9.00	1.12	2.17	0.32	0.32
Class A shares	–12.58	0.18	1.63	0.50	0.50
American High-Income Municipal Bond Fund
Class F-2 shares	–11.64	1.66	3.33	0.39	0.39
Class A shares	–15.17	0.66	2.73	0.63	0.63
The Tax-Exempt Fund of California
Class F-2 shares	–9.09	1.05	2.29	0.36	0.36
Class A shares	–12.64	0.12	1.76	0.54	0.54
American Funds Tax-Exempt Fund of New York
Class F-2 shares	–10.41	0.70	1.71	0.44	0.40
Class A shares	–13.94	–0.23	1.19	0.62	0.58

*	Expense ratios are restated to reflect current fees for all funds except The Tax-Exempt Bond Fund of America.

For other share class results, visit capitalgroup.com. A summary of each fund’s 30-day yield can be found on page 2.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratios reflect the reimbursements, without which the results would have been lower and the expense ratios would have been higher. This reimbursement will be in effect through at least October 1, 2023, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

2	Funds’ 30-day yields

3	Results at a glance

Investment portfolios

4	American Funds Short-Term Tax-Exempt Bond Fund

38	Limited Term Tax-Exempt Bond Fund of America

93	The Tax-Exempt Bond Fund of America

216	American High-Income Municipal Bond Fund

301	The Tax-Exempt Fund of California

337	American Funds Tax-Exempt Fund of New York

344	Financial statements

Fellow investors:

Shown in the tables on the following pages are the 30-day yields and 12-month distribution rates as well as the six-month returns for the period ended January 31, 2023, for Class F-2 and Class A shares of American Funds tax-exempt municipal bond funds. Also shown are the returns of the funds’ primary benchmarks and peer groups. For additional information about the funds, their investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/mutual-funds.html.

These six funds are offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Funds	1

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class F-2 and Class A shares as of January 31, 2023. For Class A shares both measures reflect the maximum sales charge (2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York). Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

	SEC 30-day yield		12-month distribution rate
American Funds Short-Term Tax-Exempt Bond Fund
Class F-2 shares	2.30	%*	1.29%
Class A shares	2.11	*	1.15

Limited Term Tax-Exempt Bond Fund of America
Class F-2 shares	2.34		1.47
Class A shares	2.03		1.20

The Tax-Exempt Bond Fund of America
Class F-2 shares	3.18		2.48
Class A shares	2.86		2.22

American High-Income Municipal Bond Fund
Class F-2 shares	4.13		3.55
Class A shares	3.73		3.18

The Tax-Exempt Fund of California
Class F-2 shares	3.13		2.56
Class A shares	2.79		2.29

American Funds Tax-Exempt Fund of New York
Class F-2 shares	3.25	*	2.60
Class A shares	2.95	*	2.33

Past results are not predictive of results in future periods.

*	The SEC 30-day yields for Class F-2 and Class A shares of American Funds Short-Term Tax-Exempt Bond Fund were 2.34% and 2.14%, respectively, with the fund’s reimbursement. The SEC 30-day yields for Class F-2 and Class A shares of American Funds Tax-Exempt Fund of New York were 3.43% and 3.12%, respectively, with the fund’s reimbursement. These reimbursements will be in effect through at least October 1, 2023, unless modified or terminated by the funds’ board. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

2	American Funds Tax-Exempt Funds

Results at a glance

For periods ended January 31, 2023, with distributions reinvested, for Class F-2 and A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (from Class A inception)

American Funds Short-Term Tax-Exempt Bond Fund
Class F-2 shares (since 8/12/09)	0.77%	–0.40%	1.08%	0.87%	1.19%
Class A shares (since 8/7/09)	0.72	–0.50	0.98	0.80	1.13
Bloomberg Municipal Short 1–5 Years Index	0.32	–0.35	1.30	1.17	1.53
Lipper Short Municipal Debt Funds Average	0.57	–0.26	0.87	0.69	0.98

Limited Term Tax-Exempt Bond Fund of America
Class F-2 shares (since 8/18/08)	0.96	–1.03	1.59	1.53	3.63
Class A shares (since 10/6/93)	0.84	–1.26	1.36	1.32	3.43
Bloomberg Municipal Short-Intermediate 1–10 years Index	0.67	–0.64	1.76	1.71	3.70
Lipper Short-Intermediate Municipal Debt Funds Average	0.51	–1.30	1.18	1.10	2.96

The Tax-Exempt Bond Fund of America
Class F-2 shares (since 8/1/08)	0.64	–3.90	1.92	2.41	6.02
Class A shares (since 10/3/79)	0.55	–4.07	1.76	2.26	5.87
Bloomberg Municipal Bond Index	0.73	–3.25	2.07	2.38	—	*
Lipper General & Insured Municipal Debt Funds Average	0.03	–5.38	1.53	1.99	5.72

American High-Income Municipal Bond Fund
Class F-2 shares (since 8/12/08)	–0.59	–5.91	2.61	3.62	5.19
Class A shares (since 9/26/94)	–0.71	–6.14	2.38	3.41	4.99
Bloomberg Municipal Bond Index	0.73	–3.25	2.07	2.38	4.73
Bloomberg High Yield Municipal Bond Index	–0.84	–6.63	3.73	3.82	—	*
Lipper High Yield Municipal Debt Funds Average	–1.20	–7.71	1.80	2.79	4.53

The Tax-Exempt Fund of California
Class F-2 shares (since 8/22/08)	0.98	–4.00	1.86	2.52	5.10
Class A shares (since 10/28/86)	0.89	–4.18	1.69	2.37	4.96
Bloomberg California Municipal Index	0.90	–2.80	2.03	2.52	—	*
Lipper California Municipal Debt Funds Average	0.27	–5.44	1.50	2.28	4.96

American Funds Tax-Exempt Fund of New York
Class F-2 shares (since 11/1/10)	0.33	–4.81	1.56	1.98	2.91
Class A shares (since 11/1/10)	0.24	–4.98	1.38	1.84	2.78
Bloomberg New York Municipal Index	1.04	–3.22	1.87	2.29	2.87
Lipper New York Municipal Debt Funds Average	0.22	–5.68	1.46	1.88	2.53

*	This index did not exist at the fund’s inception.

Past results are not predictive of results in future periods.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Bloomberg Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. Bloomberg Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. Bloomberg Municipal Bond Index is a market value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg High Yield Municipal Bond Index is a market value-weighted index composed of municipal bonds rated below BBB/Baa. Bloomberg California Municipal Index is a market value-weighted index that includes only investment-grade (rated BBB/Baa and above) tax-exempt bonds of issuers within the state of California. Bloomberg New York Municipal Index is a market value-weighted index that includes only investment-grade (rated BBB/Baa and above) tax-exempt bonds of issuers within the state of New York.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. Refer to the Quarterly Statistical Update, available at capitalgroup.com, for the number of funds included in the Lipper category for each fund’s lifetime.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund	unaudited
Investment portfolio January 31, 2023

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 84.72%	Principal amount (000)		Value (000)
Alabama 3.20%
City of Alabaster, Board of Education, Special Tax School Warrants, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2028 (preref. 9/1/2024)	USD	500	$519
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 5.25% 2/1/2053 (put 6/1/2029)		9,995	10,725
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)		6,000	6,002
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)		4,500	4,509
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)		1,840	1,844
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 12/1/2049 (put 12/1/2025)		12,965	13,012
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)		2,875	2,884
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)		10,080	10,268
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)		440	473
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-A, 5.00% 9/1/2029 (preref. 9/1/2027)		1,000	1,123
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2033 (preref. 9/1/2026)		1,500	1,648
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-A, 5.00% 9/1/2035 (preref. 9/1/2027)		2,410	2,706
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2036 (preref. 9/1/2026)		4,500	4,943
City of Hoover, G.O. Warrants, Series 2016, 4.00% 7/1/2033 (preref. 7/1/2026)		1,000	1,061
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 12/1/2023 (put 2/15/2023)		1,790	1,788
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 10/1/2025 (put 10/1/2024)		2,050	2,020
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Peppertree Place Project), Series 2022-C, 3.25% 11/1/2025 (put 11/1/2024)		1,575	1,582
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2023		1,500	1,523
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 6/1/2049 (put 6/1/2024)		490	491
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)		450	449
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)		8,370	8,775
			78,345

Alaska 0.73%
City of Anchorage, Electric Rev. Ref. Bonds, Series 2014-A, 5.00% 12/1/2041 (preref. 12/1/2024)		1,000	1,044
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044		3,505	3,482
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 6/1/2046		305	305
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052		1,280	1,413
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2026		550	595
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2026		725	792
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2027		590	652
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2027		600	670

4	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Alaska (continued)
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 12/1/2032 (preref. 12/1/2023)	USD	1,120	$1,144
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 12/1/2033 (preref. 12/1/2023)		540	551
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026		1,500	1,606
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2027		4,060	4,408
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2029		1,100	1,229
			17,891

Arizona 0.83%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2026		300	328
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 0.40% 7/1/2023		250	247
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 0.75% 7/1/2025		650	613
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-A, AMT, 1.875% 9/1/2032 (put 3/31/2023)		700	699
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 3/1/2039 (put 3/31/2023)		500	499
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 4.00% 7/1/2023		130	131
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2025		145	151
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2026		1,200	1,292
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2/1/2023		1,450	1,450
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 5/1/2023		1,125	1,132
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2023		1,875	1,897
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2024		1,445	1,496
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2024		825	859
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2025		1,675	1,786
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2025		1,500	1,610
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 7/1/2024 (preref. 7/1/2023)[1]		250	252
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 7/1/2025 (preref. 7/1/2023)[1]		200	202
County of Maricopa, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.375% 12/1/2031 (put 6/3/2024)		900	892
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2025		2,025	2,122
City of Phoenix Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2024		155	161
City of Phoenix Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2026		830	862
County of Pima, Sewer System Rev. and Rev. Ref. Obligations, Series 2022, 5.00% 7/1/2027		1,115	1,247
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027		450	399
			20,327

California 9.32%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 4/1/2043 (preref. 4/1/2023)		2,005	2,014
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.56% 4/1/2045 (put 5/1/2023)[2]		1,155	1,156
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 2.56% 4/1/2045 (put 5/1/2023)[2]		1,250	1,251
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2018-A, 2.625% 4/1/2045 (put 4/1/2026)		2,000	1,985
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.56% 4/1/2047 (put 5/1/2023)[2]		500	500
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 4/1/2053 (put 4/1/2024)		5,200	5,120
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 1.96% 4/1/2056 (put 4/1/2027)[2]		1,200	1,167
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 2.11% 4/1/2056 (put 4/1/2026)[2]		730	720
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-S-6, 5.00% 10/1/2054 (preref. 10/1/2024)		1,540	1,609
Trustees of the California State University, Systemwide Rev. Bonds, Series 2017-A, 5.00% 11/1/2026		3,815	4,225
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 11/1/2027		3,620	3,961
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)		945	844

American Funds Tax-Exempt Funds	5

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 11/1/2051 (put 11/1/2023)	USD	1,550	$1,555
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 8/1/2023		205	204
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 8/1/2024		195	194
Coachella Valley Water Dist., Drinking Water System Rev. Notes, Series 2022-A, 1.375% 6/1/2025		3,000	2,903
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		510	517
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		14,100	15,103
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)		3,795	4,054
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 10/1/2024 (escrowed to maturity)		165	173
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 9/1/2025		1,560	1,563
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2023		160	161
Fresno Unified School Dist., G.O. Bonds, 2010 Election, Series 2013-C, 5.50% 8/1/2046		5,000	5,071
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 8/1/2024		135	135
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2023		2,540	2,580
G.O. Rev. Ref. Bonds, Series 2022, 5.00% 9/1/2024		5,000	5,215
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2027		4,505	5,090
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2027		1,285	1,461
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2029		120	141
G.O. Rev. Ref. Bonds, Series 2022, 4.00% 9/1/2029		2,250	2,508
G.O. Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031		1,305	1,382
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 6/1/2028 (preref. 6/1/2027)		1,570	1,761
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 10/1/2039 (put 10/1/2027)		1,000	1,104
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 8/15/2054 (put 8/15/2025)		5,285	5,328
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2041 (preref. 11/15/2025)		1,385	1,493
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2024		405	417
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2025		690	730
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035		2,919	2,831
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 3.65% 1/1/2050 (put 1/31/2024)		4,600	4,600
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, 2.36% 12/1/2050 (put 6/1/2026)[2]		945	912
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2024		1,250	1,298
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2029		1,600	1,677
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2026		3,500	3,738
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2027		1,230	1,338
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028		1,250	1,383
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2028		1,350	1,493
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2026		3,605	3,861
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-D, AMT, 5.00% 5/15/2027		1,005	1,055
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2027		2,000	2,176
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2027		2,475	2,693
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2028		3,615	3,998
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2027		1,000	1,092
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 7/1/2026		1,550	1,703

6	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2022-C, 5.00% 6/1/2026	USD	500	$549
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		1,240	1,198
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2/1/2025 (put 2/1/2024)		2,070	1,997
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2016-A, 5.00% 6/1/2023		515	520
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2024		120	124
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2027		1,000	1,125
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 7/1/2025		2,100	2,242
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 7/1/2026		1,295	1,423
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, Series 2022-QRR, 5.00% 7/1/2026		5,405	5,938
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2023		1,500	1,517
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 12/1/2024 (put 12/1/2023)		940	913
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/1/2025)		3,350	3,377
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)		2,850	2,606
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 12/1/2044 (put 12/1/2023)		3,910	3,825
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, Assured Guaranty insured, 0% 8/1/2029		7,650	6,388
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 7/1/2049 (put 7/1/2024)		6,000	6,036
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2025		4,640	4,844
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2028		2,770	3,053
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029		115	129
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2023		155	156
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031		2,000	2,108
Public Works Board, Lease Rev. Ref. Bonds (Dept. of State Hospitals), Series 2016-E, 5.00% 6/1/2025		1,250	1,262
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 9/1/2025		1,565	1,588
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2019-A, 5.00% 8/15/2049 (put 7/13/2023)		4,000	4,018
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 7/1/2024		1,300	1,346
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2027		685	763
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2023		850	852
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2024		115	116
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-C, AMT, 5.00% 7/1/2024		1,000	1,027
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/1/2025		5,990	6,267
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-G, AMT, 5.00% 5/1/2027		780	842
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Co., LLC), Series 2019-A, AMT, 5.00% 1/1/2026		1,500	1,589
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 6/15/2023		1,305	1,318
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 6/15/2024		2,785	2,892
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029		1,150	1,188
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 7/1/2023		1,800	1,820
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2023		300	303
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2024		240	249
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2025		115	123

American Funds Tax-Exempt Funds	7

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 7/1/2023	USD	1,180	$1,193
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 10/1/2023 (put 4/1/2023)		765	761
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 11/1/2033 (put 12/1/2023)		330	327
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2028 (preref. 2/15/2026)		250	272
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030		2,750	2,865
City of Tustin, Community Facs. Dist. No. 2014-1 (Tustin Legacy / Standard Pacific), Special Tax Bonds, Series 2015-A, 5.00% 9/1/2027		200	210
Regents of the University of California, General Rev. Bonds, Series 2023-BM, 5.00% 5/15/2028		5,735	6,584
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2026		470	515
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-A, BAM insured, 5.00% 8/1/2042 (preref. 8/1/2023)		1,500	1,520
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045		450	450
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052		1,665	1,822
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049		1,965	1,990
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050		4,420	4,375
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052		375	410
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031		75	75
Walnut Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 8/1/2031		1,030	769
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)		230	254
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)		245	278
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2001 Election, Series 2005-B, Assured Guaranty Municipal insured, 0% 9/1/2025		5,000	4,688
			228,232

Colorado 1.66%
Certs. of Part., Series 2021-A, 5.00% 12/15/2025		1,000	1,078
Board of Governors of the Colorado State University System, System Enterprise Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 3/1/2041 (preref. 3/1/2027)		30	33
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027		4,305	4,719
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028		2,500	2,786
City and County of Denver, Airport System Rev. Bonds, Series 2022-B, 5.00% 11/15/2028		125	144
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2027		1,500	1,636
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029		2,000	2,263
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.231% 9/1/2039 (put 9/1/2024)[2]		645	642
Health Facs. Auth., Hospital Rev. Bonds (Sanford), Series 2019-A, 5.00% 11/1/2028		1,000	1,127
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 5.00% 5/15/2029		2,000	2,318
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048		735	741
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048		650	656
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048		505	513
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049		3,660	3,720
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049		1,055	1,074
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051		2,410	2,375
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051		2,020	2,006
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052		5,870	5,829
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052		5,520	5,911
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 6/1/2054 (put 10/15/2024)		1,000	985
			40,556

8	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut 1.66%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Summerfield Townhouses Project), Series 2022-A, 4.25% 2/1/2027 (put 2/1/2025)	USD	3,000	$3,042
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2028		925	1,021
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 7/1/2025		160	167
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 7/1/2037 (put 2/9/2024)		265	257
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-1, 5.00% 7/1/2040 (put 2/1/2028)		2,755	3,130
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 7/1/2048 (put 2/7/2023)		6,645	6,643
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 2.80% 7/1/2048 (put 2/10/2026)		5,000	4,995
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 7/1/2049 (put 2/9/2024)		2,280	2,208
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027		750	811
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028		545	596
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029		560	619
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2030		440	491
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041		1,430	1,431
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042		990	1,005
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043		735	735
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 11/15/2044		105	105
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 11/15/2045		200	201
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 11/15/2046		320	320
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047		2,140	2,157
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047		1,060	1,068
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047		1,340	1,351
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049		1,615	1,591
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-C-4, (SIFMA Municipal Swap Index + 0.625%) 2.285% 5/15/2051 (put 11/15/2024)[2]		3,905	3,896
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051		785	787
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 11/15/2044		420	420
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045		465	464
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2022-A, 5.00% 7/1/2028		1,000	1,144
			40,655

Delaware 0.05%
G.O. Bonds, Series 2014-B, 4.00% 7/1/2024		1,000	1,024
G.O. Bonds, Series 2021, 5.00% 2/1/2031		130	158
			1,182

District of Columbia 1.31%
G.O. Bonds, Series 2015-A, 5.00% 6/1/2032		2,930	3,105
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 6/1/2025 (put 12/1/2024)		7,395	7,116
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 4.00% 9/1/2040 (put 9/1/2025)		1,000	1,022
Income Tax Secured Rev. Bonds, Series 2022-A, 5.00% 7/1/2033		575	704
Income Tax Secured Rev. Ref. Bonds, Series 2022-C, 5.00% 12/1/2028		2,000	2,315
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2025		4,000	4,224
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026		1,000	1,074
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2026		1,500	1,611
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2023		1,915	1,939

American Funds Tax-Exempt Funds	9

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
District of Columbia (continued)
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2024	USD	1,000	$1,032
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2025		1,000	1,056
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2025		900	950
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2026		2,000	2,149
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027		1,000	1,094
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027		490	536
Metropolitan Washington DC Airports Auth., Rev and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2028		1,410	1,568
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2028 (preref. 4/1/2026)		230	250
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2029 (preref. 4/1/2026)		225	244
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2014-C, 5.00% 10/1/2025		150	157
			32,146

Florida 3.61%
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 4.00% 12/1/2023		450	454
Broward County School Board, Certs. of Part., Series 2022-A, 5.00% 7/1/2027		8,000	8,912
County of Broward, Airport System Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2023		2,530	2,563
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 10/1/2023		1,100	1,114
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2023		1,750	1,773
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2024		1,300	1,343
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Solaris Apartments), Series 2021-B, 0.70% 1/1/2025 (put 7/1/2024)		1,555	1,487
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 7/1/2024		885	917
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 12/1/2025 (put 12/1/2024)		1,415	1,357
Board of Education, Lottery Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2027		3,175	3,462
Board of Education, Public Education Capital Outlay Bonds, Series 2018-B, 5.00% 6/1/2027		1,940	2,175
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 6/1/2023		160	161
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2023		1,500	1,520
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2024		2,500	2,587
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2030 (preref. 10/1/2027)		1,025	1,134
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027		6,750	7,384
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2040 (preref. 10/1/2024)		3,310	3,425
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 7/1/2048		925	931
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049		925	933
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050		2,635	2,675
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051		385	380
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051		775	776
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052		4,825	4,749
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052		890	892
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 7/1/2046		55	55
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (The Canopy at West River Towers 1 & 2), Series 2022-A-2, 3.25% 5/1/2026 (put 5/1/2025)		4,155	4,188
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2023		630	641
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2024		650	678
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2025		1,540	1,648
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2025		280	300
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029		350	390
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2025		210	210
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2026		185	185

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 7/1/2026	USD	1,000	$1,031
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 8/1/2024 (put 8/1/2023)		1,580	1,551
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2030		2,670	3,003
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2047		3,495	3,633
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2027		635	704
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2028		560	631
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2031		1,600	1,872
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Dunwoodie Place Apartments), Series 2021-A, 0.20% 9/1/2024 (put 9/1/2023)		2,160	2,110
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 1/1/2025 (put 7/1/2024)		2,335	2,228
County of Palm Beach, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Christian Manor), Series 2022, 1.25% 2/1/2025 (put 2/1/2024)		2,480	2,407
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Backed Bonds (Jordan Park Apartments), Series 2021-B, 0.65% 1/1/2025 (put 7/1/2024)		1,225	1,170
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 10/1/2043 (preref. 10/1/2023)		1,670	1,699
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 4.00% 5/1/2026		1,260	1,323
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2024		100	103
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2025		75	79
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2026		100	107
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2022-A, 5.00% 7/1/2026		1,641	1,799
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2016-A, 5.00% 7/1/2027		315	345
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-B, 5.00% 7/1/2027		445	500
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 7/1/2024		590	613
			88,307

Georgia 3.00%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2014-B, 5.00% 1/1/2026		1,200	1,230
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2027		430	481
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2028		665	737
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 12/1/2025 (put 12/1/2023)		785	762
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 1997-1, 1.80% 9/1/2029		560	506
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)		1,175	1,121
City of Columbus, Dev. Auth., Multi Family Housing Rev. Bonds (Highland Terrance Phase II Project), Series 2021-B, 0.34% 4/1/2025 (put 4/1/2024)		2,000	1,919
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 10/1/2023		3,500	3,445
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 8/1/2024 (put 8/1/2023)		2,420	2,377
G.O. Bonds, Series 2019-A, 5.00% 7/1/2023		4,000	4,042
G.O. Bonds, Series 2020-A, 5.00% 8/1/2023		790	800
G.O. Bonds, Series 2015-A, 5.00% 2/1/2027		1,000	1,057
G.O. Bonds, Series 2017-A-2, 5.00% 2/1/2032		2,250	2,495
G.O. Rev. Ref. Bonds, Series 2022-C, 5.00% 7/1/2031		500	611
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 6/1/2044		145	145
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 6/1/2045		20	20
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 12/1/2046		140	140
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 12/1/2047		1,265	1,273
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2026		3,000	3,129
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-B, (3-month USD-LIBOR x 0.67 + 0.75%) 3.677% 4/1/2048 (put 9/1/2023)[2]		5,000	5,000

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 9/1/2023)	USD	770	$773
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 3.757% 8/1/2048 (put 12/1/2023)[2]		9,055	9,069
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)		3,000	3,059
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 4.00% 11/1/2025		800	828
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 1/1/2027		270	282
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2024		190	194
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2025		200	208
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2026		280	300
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2027		220	241
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 7/1/2029		500	572
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 7/1/2030		500	579
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 7/1/2031		500	586
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2024		170	173
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2025		195	202
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2026		200	212
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2027		200	215
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2028		1,285	1,415
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2030		740	842
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Dallas Manor Apartments Project), Series 2021, 0.25% 10/1/2024 (put 10/1/2023)		325	317
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Spring Grove Apartments Project), Series 2021, 0.25% 10/1/2024 (put 10/1/2023)		2,250	2,196
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2028		400	443
County of Rockdale, Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Conyers Project), Series 2022, 3.625% 2/1/2026 (put 2/1/2025)		8,105	8,151
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (TISHCO Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2/1/2025 (put 2/1/2024)		560	548
City of Villa Rica, Downtown Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Villa Rica Project), Series 2022, 1.25% 8/1/2025 (put 8/1/2024)		9,955	9,643
County of Walker, Dev. Auth., Multi Family Housing Rev. Bonds (Gateway at Rossville Project), Series 2021-B, 0.46% 12/1/2024 (put 12/1/2023)		1,225	1,190
			73,528

Hawaii 0.16%
Airports System Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2023		2,000	2,017
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029		1,000	1,103
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 8/1/2023		690	696
			3,816

Idaho 0.11%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2027		200	219
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2028		260	289
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029		165	187
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2027		1,100	1,232
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050		790	801
			2,728

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois 3.21%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	USD	1,000	$1,081
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 1/1/2024		625	638
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2023		2,750	2,795
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 11/1/2023		1,200	1,202
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028		1,000	1,058
County of Cook, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2029		3,005	3,428
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2023		100	100
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2024		130	133
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 9/1/2026 (preref. 9/1/2024)		1,000	1,040
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 9/1/2027 (preref. 9/1/2024)		200	208
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2028		4,705	5,195
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 8/15/2025		1,265	1,346
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-1, 5.00% 5/15/2050 (put 11/15/2024)		2,585	2,652
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)		285	304
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2023		225	226
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 2.36% 5/1/2042 (put 5/1/2026)[2]		250	243
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 7/1/2043		8,000	8,096
Fin. Auth., Rev. Bonds (University of Chicago Medicine), Series 2022-B-2, 5.00% 8/15/2052 (put 8/15/2027)		6,875	7,537
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 10/1/2023		200	203
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 10/1/2025		1,235	1,322
G.O. Bonds, Series 2013, 5.00% 7/1/2023		915	923
G.O. Bonds, Series 2022-A, 5.00% 3/1/2024		475	486
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2024		5,250	5,438
G.O. Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2026		3,950	4,180
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 7/1/2026		410	380
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Bellwood Senior), Series 2022, 4.00% 3/1/2043 (put 12/1/2024)		1,455	1,469
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Berry Manor), Series 2022, 4.00% 9/1/2025 (put 9/1/2024)		190	192
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2/1/2024 (put 2/1/2023)		2,575	2,575
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.66% 5/15/2050 (put 5/15/2025)[2]		6,625	6,625
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049		275	280
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051		4,700	4,626
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023		1,250	1,270
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2024		765	764
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2027		100	106
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027		675	710
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 1/1/2027		1,000	1,087
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 11/1/2036 (preref. 11/1/2023)		2,500	2,583
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 1/1/2024		1,295	1,325
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 1/1/2025		2,765	2,903
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2024		1,500	1,535
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2025		250	262
			78,526

Indiana 2.45%
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 12/1/2038 (put 4/1/2026)		520	465
Fin. Auth., Environmental Improvement Rev. Bonds (Fulcrum Centerpoint, LLC Project), Series 2022-A, AMT, 4.50% 12/15/2046 (put 12/1/2023)		5,000	5,006
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 11/1/2023		1,335	1,359
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 7/1/2048 (preref. 7/1/2023)		12,070	12,178
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2027		330	366

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana (continued)
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028	USD	425	$482
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 10/1/2023		1,195	1,215
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2023		220	224
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2025		1,250	1,337
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2028		1,250	1,426
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2022-A, 5.00% 10/1/2028		1,100	1,261
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2023		585	590
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 11/1/2023		110	111
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Justus Project), Series 2021, 0.33% 6/1/2024 (put 6/1/2023)		1,825	1,803
Housing and Community Dev. Auth., Multifamily Housing Rev. Bonds (Emerald Pointe Apartments Project), Series 2022, 5.00% 11/1/2025 (put 11/1/2024)		375	385
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 7/1/2048		3,500	3,535
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 7/1/2048		2,435	2,475
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049		305	307
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 3.25% 7/1/2049		250	248
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050		755	744
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052		2,350	2,309
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053		435	464
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053		2,105	2,328
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2027		1,500	1,600
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2028		1,350	1,455
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2029		1,225	1,333
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 6/1/2023		65	65
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2024		240	245
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2025		255	267
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2024		635	650
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2026		2,965	3,077
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028		300	320
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2033		2,000	2,066
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028		4,000	4,373
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2/1/2025 (put 2/1/2024)		2,710	2,621
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2028		700	788
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 3/1/2046 (put 3/1/2023)		405	405
			59,883

Iowa 0.59%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049		330	331
Fin. Auth., Solid Waste Fac. Rev. Green Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Project), Series 2021, AMT, 1.50% 1/1/2042 (put 4/1/2024)		905	890
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)		12,780	13,270
			14,491

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Kansas 0.39%
Dev. Fin. Auth., Hospital Rev. Bonds (Advent Health Obligated Group), Series 2021-B, 5.00% 11/15/2054 (put 11/15/2028)	USD	5,040	$5,606
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 3.558% 9/1/2024[2]		4,000	4,017
			9,623

Kentucky 0.53%
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 8/1/2024 (put 2/1/2024)		800	772
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 4/1/2024 (put 10/1/2023)		4,435	4,311
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 10/1/2024 (put 10/1/2023)		1,790	1,746
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 1/1/2049 (put 1/1/2025)		2,035	2,035
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 12/1/2049 (put 6/1/2025)		1,905	1,911
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-2, (USD-SOFR x 0.67 + 1.20%) 4.081% 8/1/2052 (put 8/1/2030)[2]		570	544
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)		1,975	1,717
			13,036

Louisiana 1.48%
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 8/1/2024		1,000	1,036
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)		3,000	2,648
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2026		1,125	1,214
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-A, 0.60% 5/1/2043 (put 5/1/2023)		2,995	2,972
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 5/1/2043 (put 5/1/2023)		1,165	1,156
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 3.51% 5/1/2043 (put 5/1/2026)[2]		1,135	1,112
Grant Anticipation Rev. Bonds, Series 2021, 5.00% 9/1/2023		835	848
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Project), Series 2021, 0.35% 4/1/2024 (put 4/1/2023)		2,195	2,181
Housing Corp., Multi Family Housing Rev. Bonds (Hollywood Acres and Hollywood Heights Projects), Series 2019, 0.55% 12/1/2023		1,900	1,848
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 8/1/2024 (put 8/1/2023)		2,320	2,279
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2022-A, 5.00% 6/1/2052		10,725	11,395
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2023		250	255
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2013-A, 4.00% 2/1/2048 (preref. 2/1/2023)		1,000	1,000
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 10/1/2024		1,000	1,036
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop, LLC Project), Series 2013-A, 1.65% 9/1/2033 (put 12/1/2023)		1,835	1,815
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2020-B, 5.00% 5/15/2050 (put 5/15/2025)		610	638
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.00% 6/1/2036 (preref. 6/1/2025)		1,020	1,082
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2/1/2027		1,500	1,595
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 5/15/2023		215	216
			36,326

American Funds Tax-Exempt Funds	15

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maine 0.22%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2024	USD	65	$67
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2025		75	79
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 11/15/2047		145	146
Housing Auth., Mortgage Purchase Bonds, Series 2021-D, 3.00% 11/15/2051		4,345	4,276
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035		760	757
			5,325

Maryland 1.57%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		375	374
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048		2,530	2,596
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048		1,065	1,084
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050		660	660
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050		720	726
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050		4,530	4,504
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051		4,080	4,024
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 3.00% 9/1/2051		1,220	1,201
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051		2,532	2,488
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2013-B, 5.00% 8/15/2031		5,615	5,664
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2015, 5.00% 7/1/2045 (preref. 7/1/2024)		3,000	3,105
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048		925	932
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049		1,325	1,337
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 10/1/2023		700	712
Dept. of Transportation, Consolidated Transportation Bonds, Series 2019, 5.00% 10/1/2026		2,775	3,058
Dept. of Transportation, Consolidated Transportation Bonds, Series 2016, 5.00% 11/1/2026		3,050	3,201
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2023		1,000	1,001
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 5.00% 7/1/2026		1,585	1,732
			38,399

Massachusetts 0.84%
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-A, 5.00% 2/1/2027		500	556
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-B, 5.00% 2/1/2027		500	556
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-A, 5.00% 2/1/2028		625	712
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-B, 5.00% 2/1/2028		750	854
Clean Water Trust, Revolving Fund Green Bonds, Series 2022, 5.00% 2/1/2029		1,000	1,165
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-A, 5.00% 2/1/2029		675	785
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-B, 5.00% 2/1/2029		1,785	2,080
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2022, 5.00% 2/1/2027		750	834
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2022, 5.00% 2/1/2028		1,000	1,139
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates, LP Issue), Series 2021-B, 0.25% 7/1/2024 (put 7/1/2023)		480	473
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 2.26% 7/1/2049 (put 1/29/2026)[2,3]		470	464
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2024		915	949
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037		205	176
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038		2,400	2,287
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.30% 12/1/2023		125	122
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.40% 6/1/2024		160	155
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 6/1/2025		195	184
Housing Fin. Agcy., Housing Green Bonds, Series 2022-D-3, 3.35% 6/1/2027		1,950	1,969

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Massachusetts (continued)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 12/1/2043	USD	35	$35
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 12/1/2044		175	175
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 12/1/2044		175	176
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 6/1/2045		170	170
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046		185	185
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047		830	818
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050		375	399
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039		780	780
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043		335	335
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 12/1/2044		70	70
Massachusetts Bay Transportation Auth., Sales Tax Green Bond Anticipation Notes, Series 2021, 4.00% 5/1/2025		965	1,001
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2021-B, 5.00% 6/1/2026		350	382
Water Resources Auth., General Rev. Bonds, Series 2020-B, 5.00% 8/1/2029		475	556
			20,542

Michigan 1.92%
Brandon School Dist., Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016, 5.00% 5/1/2030 (preref. 5/1/2025)		1,250	1,325
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 4/15/2025		2,000	2,107
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 4/15/2027		1,170	1,293
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 7/1/2023		2,500	2,524
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2025		1,000	1,037
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 3/15/2027		3,000	3,331
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-1, 4.00% 11/15/2047 (put 6/1/2023)		4,000	4,023
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 4/1/2025		675	641
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2015-A, 4.00% 6/1/2046		1,605	1,611
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		750	749
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048		2,405	2,402
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048		3,965	4,003
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049		4,365	4,437
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050		3,770	3,776
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052		2,535	2,496
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053		3,075	3,270
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053		5,990	6,534
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2024		375	389
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 10/1/2049 (put 10/1/2024)		710	692
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 12/1/2023		290	296
			46,936

Minnesota 1.98%
County of Dakota, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Ree-Aster House Apartments Project), Series 2020, 0.35% 6/1/2024 (put 6/1/2023)		2,885	2,851
G.O. Rev. Ref. Bonds, Series 2017-D, 5.00% 10/1/2025		6,460	6,935
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2/1/2024 (put 2/1/2023)		1,420	1,420
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 7/1/2031		35	35
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038		175	175
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041		115	115
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		320	320
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046		780	775
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047		50	50
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048		410	414
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048		3,125	3,146
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049		3,040	3,100
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050		1,130	1,132
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050		945	946
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051		1,245	1,228

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Minnesota (continued)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	USD	620	$611
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052		270	266
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052		3,960	3,898
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052		2,810	2,765
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052		4,490	4,415
Municipal Gas Agcy., Commodity Supply Rev. Bonds, Series 2022-A, 4.00% 12/1/2052 (put 12/1/2027)		11,265	11,487
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2014-B, AMT, 5.00% 1/1/2025		1,000	1,017
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2025		475	492
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2026		880	926
			48,519

Mississippi 0.27%
Home Corp., Collateralized Multi Family Housing Rev. Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2/1/2024 (put 2/1/2023)		605	605
Home Corp., Multi Family Housing Rev. Bonds (Southwest Village Apartments Project), Series 2022-2, 2.00% 2/1/2025 (put 2/1/2024)		1,760	1,744
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-A, 3.00% 6/1/2050		980	964
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-C, 5.00% 12/1/2052		1,040	1,109
West Rankin Utility Auth., Rev. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 1/1/2033 (preref. 1/1/2025)		1,025	1,077
West Rankin Utility Auth., Rev. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 1/1/2034 (preref. 1/1/2025)		1,025	1,077
			6,576

Missouri 1.01%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 4.00% 5/1/2051 (put 5/1/2026)		6,005	6,239
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2025		100	101
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041		1,170	1,169
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050		2,645	2,649
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050		820	821
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-D, 3.25% 5/1/2051		3,455	3,433
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052		1,050	1,034
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052		3,980	3,919
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052		995	988
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 11/1/2040		205	206
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 11/1/2041		135	135
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 11/1/2045		790	791
County of St. Charles, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Hidden Valley Estates), Series 2021, 0.27% 8/1/2025 (put 10/1/2023)		1,540	1,503
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030		1,500	1,811
			24,799

Montana 0.22%
Board of Housing, Single Family Homeownership Bonds, Series 2012-A-2, AMT, 4.00% 12/1/2038		140	140
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 12/1/2042		160	159
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044		95	95
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045		1,120	1,138

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Montana (continued)
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	USD	1,085	$1,071
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050		925	940
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051		375	369
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052		1,390	1,368
			5,280

Nebraska 0.69%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)		6,955	7,353
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040		75	74
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 9/1/2044		340	341
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		495	495
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046		165	165
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048		510	515
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048		2,800	2,828
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049		1,570	1,573
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050		525	518
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050		3,080	3,033
			16,895

Nevada 0.80%
Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, 3.70% 1/1/2050 (put 1/31/2024)		1,885	1,885
County of Clark, Airport System Rev. Notes, Series 2021-B, AMT, 5.00% 7/1/2025		1,765	1,846
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 7/1/2023		1,470	1,485
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2027		1,815	2,029
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 1/1/2036 (put 3/31/2023)		645	644
Housing Division, Multi Family Housing Rev. Bonds (Southwest Village Apartments), Series 2021, 0.47% 10/1/2024 (put 10/1/2023)		515	503
Housing Division, Multi Family Housing Rev. Bonds (Woodcreek Apartments), Series 2022, 5.00% 12/1/2025 (put 12/1/2024)		2,775	2,861
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051		970	972
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2029		1,210	1,381
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 6/1/2026		1,685	1,838
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2031		1,750	1,901
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2034		2,195	2,369
			19,714

New Hampshire 0.14%
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053		435	485
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 2.035% 10/1/2033 (put 7/1/2024)[2]		3,085	2,999
			3,484

New Jersey 2.00%
City of Bayonne, General Improvement Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 7/1/2031 (preref. 7/1/2026)		1,000	1,094
City of Bayonne, General Improvement Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 7/1/2032 (preref. 7/1/2026)		1,000	1,094
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 6/1/2023		275	273
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.15% 6/1/2023		5,500	5,461
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-E, AMT, 0.85% 12/1/2025		1,755	1,644
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)		2,325	2,108

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.20% 11/1/2034 (put 6/1/2023)	USD	4,915	$4,881
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2023		850	859
Educational Facs. Auth., Rev. Ref. Bonds (Princeton University), Series 2016-B, 5.00% 7/1/2024		2,505	2,600
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2019-B-3, 5.00% 7/1/2045 (put 7/1/2026)		1,000	1,076
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2023		2,425	2,448
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2032		2,500	2,395
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039		1,325	1,300
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 5.00% 12/1/2023		300	305
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2024		330	341
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 12/1/2024 (put 12/1/2023)		1,910	1,883
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048		3,625	3,719
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050		625	644
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051		1,590	1,593
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053		2,250	2,401
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2023		3,205	3,229
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2024		1,355	1,413
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2032		2,070	2,302
Turnpike Auth., Turnpike Rev. Bonds, Series 2014-A, 5.00% 1/1/2028		230	238
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028		3,350	3,628
			48,929

New Mexico 0.67%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051		2,475	2,251
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 6/1/2040 (put 6/1/2023)		500	496
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 6/1/2040 (put 6/1/2024)		3,985	3,851
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046		340	337
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048		405	403
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049		900	910
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050		465	471
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052		715	704
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053		3,595	3,909
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 11/1/2039 (put 5/1/2025)		3,045	3,156
			16,488

New York 8.11%
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2023		100	100
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2024		70	70
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 6/1/2024		360	371
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2024 (escrowed to maturity)		3,000	3,091
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027		1,565	1,742
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)		1,485	1,653
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2/15/2028		1,900	2,159
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 5.00% 3/15/2030		1,375	1,627
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 3/15/2024 (escrowed to maturity)		3,000	3,089
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 11/1/2023		1,520	1,504
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 11/1/2024		1,075	1,028
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 11/1/2025		9,225	8,513
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-2, 0.65% 11/1/2056 (put 11/1/2025)		1,775	1,638

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 11/1/2056 (put 11/1/2025)	USD	1,705	$1,590
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)		6,460	5,881
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 0.95% 11/15/2027		3,645	3,163
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 3.808% 5/1/2033 (put 10/1/2023)[2]		890	890
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 3.808% 5/1/2033 (put 10/1/2023)[2]		2,705	2,704
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-B-4, 5.00% 11/15/2023		3,000	3,059
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-B, AMBAC insured, 5.25% 11/15/2023		715	726
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 3.431% 11/1/2032 (put 4/1/2024)[2]		2,160	2,168
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 3.681% 11/1/2032 (put 4/1/2026)[2]		580	576
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2023		1,590	1,611
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2023		675	684
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028		3,490	3,712
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.40% 4/1/2023		265	264
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.55% 10/1/2023		195	192
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		475	473
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 10/1/2034		355	354
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037		1,065	1,067
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 10/1/2043		210	210
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044		455	455
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045		6,555	6,465
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045		180	180
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046		740	744
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047		1,700	1,699
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		3,925	3,982
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051		280	279
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052		145	145
New York City G.O. Bonds, Series 2013-J, 5.00% 8/1/2025		3,325	3,366
New York City G.O. Bonds, Series 2017-C, 5.00% 8/1/2025		1,000	1,068
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2025		2,000	2,136
New York City G.O. Bonds, Series 2014-I-1, 5.00% 3/1/2026		825	848
New York City G.O. Bonds, Series 2018-A, 5.00% 8/1/2026		1,185	1,300
New York City G.O. Bonds, Series 2020-C-1, 5.00% 8/1/2027		1,000	1,123
New York City G.O. Bonds, Series 2017-1, 5.00% 8/1/2031		1,560	1,746
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2033		15	18
New York City G.O. Bonds, Series 2015-F-4, 5.00% 6/1/2044 (put 12/1/2025)		1,530	1,608
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2024		105	108
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)		2,035	1,908
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 5/1/2050 (put 12/29/2023)		1,000	1,000
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 11/1/2060 (put 5/1/2025)		1,980	1,863
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 5/1/2061 (put 7/1/2025)		1,890	1,767
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2026		3,305	3,618
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2/1/2023		185	185
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2024		3,725	3,900
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 11/1/2024		1,810	1,895
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-1, 5.00% 11/1/2025		325	349
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-D-1, 5.00% 11/1/2026		2,510	2,772
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-I, 5.00% 5/1/2027		790	795
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-A-1, 5.00% 11/1/2027		3,400	3,847
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1999-A-1, 5.00% 11/1/2028		3,490	4,042
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2023-B-1, 5.00% 11/1/2028		1,145	1,326
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E-1, 5.00% 3/15/2028		1,825	2,086
Port Auth., Consolidated Bonds, Series 223, AMT, 5.00% 7/15/2023		375	378
Port Auth., Consolidated Bonds, Series 194, 5.00% 10/15/2024		1,050	1,097
Port Auth., Consolidated Bonds, Series 226, AMT, 5.00% 10/15/2027		3,650	3,985

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/15/2027	USD	1,000	$1,134
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2023		1,100	1,121
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2024		4,000	4,136
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2025		1,000	1,049
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2025		880	935
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2026		1,320	1,419
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2026		1,000	1,063
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028		5,510	5,961
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2026		6,100	6,705
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2027		4,285	4,827
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2022-E-1, 5.00% 11/15/2027		5,950	6,680
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2029		6,385	7,552
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2027		1,500	1,593
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 3/15/2024 (preref. 3/15/2023)		1,000	1,003
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 3/15/2024		2,340	2,410
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2025		1,000	1,057
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026		1,420	1,543
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2027 (preref. 3/15/2026)		3,205	3,476
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2028		1,000	1,080
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 5.00% 3/15/2027		6,345	7,077
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2025		370	378
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 12/15/2029		5,000	5,663
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 12/15/2030		4,665	5,402
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe, LP Project), Series 2021, 0.28% 4/1/2024 (put 4/1/2023)		5,365	5,333
			198,589

North Carolina 1.78%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 1/1/2026 (escrowed to maturity)		1,000	1,099
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 5/1/2024 (put 5/1/2023)		885	876
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-E, 0.80% 1/15/2048 (put 10/31/2025)		3,230	3,085
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-B, 5.00% 1/15/2050 (put 12/2/2024)		7,500	7,827
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 5.00% 1/15/2030		515	600
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047		2,190	2,227
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051		8,535	8,402
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053		450	502
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 7/1/2039		340	338
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047		3,135	3,160
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050		1,455	1,475
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050		3,925	3,985
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 6/1/2024 (put 6/1/2023)		1,060	1,052
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2023		1,000	1,005
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2026		1,615	1,689

22	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Carolina (continued)
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2028	USD	1,000	$1,046
Board of Governors of the University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (USD-SOFR x 0.67 + 0.65%) 3.531% 12/1/2041 (put 6/1/2025)[2]		1,250	1,254
County of Wake, G.O. Recreation and Open Space Bonds, Series 2022-C, 5.00% 2/1/2027		2,160	2,401
County of Wake, Limited Obligation Bonds, Series 2021, 5.00% 3/1/2023		1,650	1,653
			43,676

North Dakota 1.39%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 5/1/2024		3,310	3,181
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 12/1/2027		605	656
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046		1,990	1,988
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 1/1/2036		60	60
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 1/1/2038		185	185
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047		2,235	2,237
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 1/1/2048		530	534
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048		2,825	2,850
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049		6,095	6,152
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049		2,980	3,026
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049		565	575
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050		675	680
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051		1,650	1,628
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052		690	680
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052		1,455	1,429
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-A, 4.00% 1/1/2053		5,740	5,868
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053		1,980	2,190
			33,919

Ohio 1.99%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)		3,790	3,885
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2/1/2026 (put 11/1/2024)		175	167
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-A, AMT, 2.10% 1/1/2029 (put 10/1/2024)		1,000	971
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2025		1,085	1,141
City of Cleveland, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 1/1/2025		1,000	1,034
City of Columbus, Limited Tax Bonds, Series 2019-B, 5.00% 4/1/2023		1,690	1,697
County of Cuyahoga, Metropolitan Housing Auth., Multifamily Housing Rev. Bonds (Wade Park Apartments), Series 2022, 4.75% 12/1/2027 (put 12/1/2025)		1,175	1,221
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 9/1/2024 (put 9/1/2023)		6,165	6,037
G.O. Common Schools Bonds, Series 2018-A, 5.00% 6/15/2024		545	565
G.O. Common Schools Rev. Ref. Bonds, Series 2022-A, 5.00% 6/15/2028		1,225	1,403
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2025		475	504
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2027		135	151
G.O. Infrastructure Improvement Rev. Ref. Bonds, Series 2021-B, 5.00% 2/1/2030		170	201
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2023		85	85
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2024		1,875	1,917
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2025		555	581
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 3/1/2024 (put 3/1/2023)		480	479
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 9/1/2024 (put 9/1/2023)		1,875	1,833
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 11/1/2024 (put 11/1/2023)		800	779
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Marianna Terrace Apartments), Series 2022-A, 1.30% 3/1/2025 (put 3/1/2024)		366	358
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pendleton Apartments Project), Series 2021, 0.26% 3/1/2025 (put 3/1/2023)		1,750	1,745

American Funds Tax-Exempt Funds	23

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Post Oak Station Project), Series 2022, 3.35% 7/1/2025 (put 7/1/2024)	USD	295	$295
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046		480	480
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047		315	317
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047		240	242
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048		1,515	1,527
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049		1,955	1,999
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050		2,095	2,114
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051		3,070	3,049
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052		1,840	1,814
Major New State Infrastructure Project Rev. Bonds, Series 2022-1, 5.00% 12/15/2027		1,000	1,128
Major New State Infrastructure Project Rev. Bonds, Series 2022-1, 5.00% 12/15/2029		815	957
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2027		575	641
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029		175	199
City of Toledo, Water System Improvement Rev. Ref. Bonds, Series 2013, 5.00% 11/15/2038 (preref. 5/15/2023)		4,000	4,030
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2/15/2025		820	821
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2028		500	567
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2026		300	328
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2026		450	498
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2029		245	287
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2029		500	591
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 6/1/2023		215	217
			48,855

Oklahoma 0.31%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 7/1/2023		1,335	1,349
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052		3,280	3,489
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 9/1/2024		275	286
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 9/1/2025		420	449
Tulsa County Independent School Dist. No. 1, Combined Purpose G.O. Bonds, Series 2021-B, 2.00% 9/1/2026		2,000	1,965
			7,538

Oregon 0.95%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2015-A, 5.00% 4/1/2026		1,420	1,502
G.O. Bonds (Article XI-Q State Projects), Series 2017-A, 5.00% 5/1/2027		3,000	3,348
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 12/1/2045		1,140	1,146
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047		960	959
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051		2,755	2,704
G.O. Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052		1,795	1,912
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 6/1/2024 (put 12/1/2023)		1,095	1,063
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 3/1/2024 (put 3/1/2023)		480	479
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 1/1/2047		275	277
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047		1,475	1,485
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-A, 3.50% 1/1/2051		795	796

24	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Oregon (continued)
Housing and Community Services Dept., Multi Family Housing Dev. Rev. Bonds (Plaza Los Amigos Apartments Project), Series 2022-T-2, 3.00% 2/1/2026 (put 2/1/2025)	USD	1,080	$1,067
City of Portland, Water System Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 5/1/2031		1,000	1,205
City of Portland, Water System Rev. Bonds, Series 2019-A, 5.00% 5/1/2030		1,480	1,736
Port of Portland, Portland International Airport Rev. Bonds, Series 25-B, AMT, 5.00% 7/1/2023		1,000	1,008
Port of Portland, Portland International Airport Rev. Bonds, Series 25-B, AMT, 5.00% 7/1/2024		1,750	1,799
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-C, AMT, 5.00% 7/1/2025		800	838
			23,324

Pennsylvania 2.77%
County of Berks, G.O. Bonds, Series 2015, 4.00% 11/15/2027 (preref. 11/15/2023)		170	172
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.231% 1/1/2030 (put 11/1/2025)[2]		510	497
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.231% 7/1/2031 (put 11/1/2025)[2]		675	658
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.231% 1/1/2032 (put 11/1/2025)[2]		535	521
Central Dauphin School Dist., G.O. Bonds, Series 2016, 5.00% 2/1/2027 (preref. 8/1/2026)		995	1,089
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2015, 5.00% 1/1/2038 (preref. 1/1/2025)		2,465	2,585
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 11/15/2032 (preref. 11/15/2023)		205	209
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 11/15/2034 (preref. 11/15/2023)		175	178
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 10/1/2023		1,800	1,761
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2023		610	614
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2025		2,225	2,304
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)		5,000	4,444
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 8/1/2037 (put 8/1/2024)		1,200	1,141
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 5.00% 11/15/2023		1,000	1,017
County of Erie, Erie City Water Auth., Water Rev. Bonds, Series 2016, 5.00% 12/1/2043 (preref. 12/1/2026)		1,200	1,326
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 2.26% 6/1/2049 (put 6/1/2024)[2]		2,720	2,711
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2026		95	101
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2027		525	566
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030		400	443
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033		825	837
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039		425	425
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 4/1/2040		375	374
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040		660	659
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041		140	140
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 10/1/2046		205	205
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046		2,505	2,520
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050		3,195	3,154
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051		805	804
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051		945	933
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051		840	819
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052		1,530	1,490
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053		6,905	7,638
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 6/1/2024 (put 6/1/2023)		3,265	3,225
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 8/1/2024 (put 8/1/2023)		3,375	3,314
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2025		1,200	1,263
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2030		800	940
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2031		780	933
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2028		1,265	1,414
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2026		1,000	1,080

American Funds Tax-Exempt Funds	25

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2027	USD	600	$659
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2028		365	408
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2029		1,080	1,225
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 2.31% 9/1/2040 (put 12/1/2023)[2]		3,935	3,932
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2025		500	538
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2026		400	440
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027		1,000	1,116
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2029		1,000	1,153
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2024		485	507
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2026		3,000	3,210
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 4/15/2023		225	226
			67,918

Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2028		380	418

Rhode Island 0.36%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039		300	299
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048		525	531
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051		4,780	4,707
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 10/1/2040 (put 10/1/2023)		435	435
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 12/1/2023		650	661
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 12/1/2024		2,100	2,174
			8,807

South Carolina 1.24%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Colonel Bluffs Apartments Project), Series 2022-B, 1.25% 8/1/2025 (put 8/1/2024)		5,395	5,226
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 6/1/2024 (put 6/1/2023)		1,250	1,235
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 4.00% 2/1/2024		500	508
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 4.00% 2/1/2025		525	543
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 1/1/2047		935	940
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 7/1/2047		130	131
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048		995	1,016
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050		1,535	1,561
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		725	713
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052		1,750	1,740
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052		880	899
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		190	191
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (James Lewis, Jr. Eastside Apartments), Series 2021-B, 0.30% 9/1/2024 (put 3/1/2024)		2,175	2,092
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 6/1/2025 (put 6/1/2024)		970	943
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)		2,000	2,110
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2024		700	728
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 12/1/2025		120	125
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2028		280	294
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029		85	95
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2031		2,015	2,130
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033		1,050	1,102
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Connecticut Village Apartments), Series 2022, 1.05% 8/1/2025 (put 8/1/2023)		1,025	1,005
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Hickory Heights and Oakland Apartments Project), Series 2021, 0.29% 10/1/2024 (put 10/1/2023)		3,030	3,003
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2027		395	429
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2028		1,500	1,651
			30,410

26	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Dakota 0.35%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 11/1/2030	USD	30	$30
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 5/1/2044		220	221
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 11/1/2044		25	25
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		285	286
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046		1,580	1,578
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048		1,775	1,814
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051		2,315	2,279
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053		2,135	2,271
			8,504

Tennessee 1.31%
City of Chattanooga, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Rev. Bonds (Battery Heights Apartments Project), Series 2021, 0.20% 8/1/2024 (put 8/1/2023)		1,200	1,178
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 7/1/2038		30	30
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 7/1/2039		170	170
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042		1,260	1,272
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042		1,005	1,013
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043		85	85
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 1/1/2045		280	281
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045		330	332
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045		215	215
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046		395	397
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047		255	255
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 3.50% 1/1/2050		4,500	4,509
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 1/1/2050		465	469
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053		665	703
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Westview Towers Project), Series 2022, 3.95% 12/1/2027		3,090	3,144
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Rev. Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 10/1/2024 (put 10/1/2023)		1,245	1,213
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Tillman Cove Apartments), Series 2020, 0.55% 12/1/2024 (put 6/1/2024)		3,725	3,563
City of Memphis and County of Shelby, Airport Auth., Airport Rev. Bonds, Series 2021-A, AMT, 5.00% 7/1/2025		1,000	1,044
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 7/1/2031		415	469
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2026		560	597
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028		375	413
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2029		1,915	2,132
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)		1,000	1,073
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049[2]		7,385	7,422
			31,979

Texas 11.09%
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2024		1,000	1,027
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2014-B, 0.45% 2/15/2036 (put 8/15/2023)		1,730	1,702
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2024		215	219
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2025		175	182
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2026		110	115
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2016-A, 5.00% 2/15/2024		310	318
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2025		800	851
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2023		390	395
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2024		405	415
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2025		425	443

American Funds Tax-Exempt Funds	27

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2026	USD	440	$464
City of Arlington, Water and Wastewater System Rev. Bonds, Series 2021, 5.00% 6/1/2023		115	116
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2029		1,000	1,162
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 12/1/2040 (put 12/1/2023)		3,855	3,749
Austin Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/1/2027		1,000	1,120
Austin Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/1/2028		1,000	1,145
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2026		2,820	3,027
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2027		2,000	2,184
City of Austin, Airport System Rev. Ref. Bonds, Series 2019, AMT, 5.00% 11/15/2025		1,370	1,447
Azle Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2024		1,035	1,063
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026		1,735	1,876
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2013-B, 5.00% 6/15/2033 (preref. 6/15/2023)		105	106
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2023		1,500	1,501
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2024		1,000	1,026
Birdville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2023		1,275	1,276
Boerne Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2027		1,200	1,325
Cameron County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2/1/2024 (put 8/1/2023)		2,025	1,989
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 1/1/2041 (put 1/1/2024)		3,220	3,118
Carroll Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2/15/2024		645	663
Carroll Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2/15/2025		1,485	1,564
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2023		1,135	1,136
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2/15/2038 (put 8/15/2024)		835	795
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2023		60	61
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2024		65	67
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2025		75	80
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026		410	446
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027		200	222
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028		40	45
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 8/15/2023		90	91
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 8/15/2024		115	118
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 8/15/2025		160	167
College Station Independent School Dist., Tax Rev. Ref. Bonds, Series 2017, 5.00% 8/15/2027		2,000	2,244
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 8/15/2025		1,000	1,069
Coppell Independent School Dist., Unlimited Tax School Building Bonds, Series 2014, 4.00% 8/15/2044 (preref. 8/15/2023)		1,470	1,483
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 8/15/2027		1,000	1,066
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2/15/2027		1,625	1,666
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2/15/2040 (put 8/15/2024)		1,800	1,713
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2023		1,630	1,658
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 12/1/2031		1,100	1,152
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2030 (preref. 2/15/2025)		1,000	1,052
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 5.00% 2/15/2027		1,000	1,054
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 5.00% 2/15/2026		1,260	1,365
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 5.00% 2/15/2027		2,000	2,224
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 5.00% 2/15/2028		545	620
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Estates at Shiloh), Series 2019, 1.75% 7/1/2037 (put 7/1/2023)		2,685	2,666
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Highpoint at Wynnewood), Series 2022, 3.50% 2/1/2044 (put 2/1/2026)		580	584

28	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 1/1/2024 (put 7/1/2023)	USD	1,775	$1,749
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2024		300	312
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2024		400	415
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2025		210	223
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2025		315	335
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2026		335	364
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 6/15/2026		1,000	1,093
Denton County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pathway on Woodrow Apartments), Series 2022, 5.00% 2/1/2026 (put 2/1/2025)		1,155	1,198
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2023		1,000	1,014
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 8/15/2026		400	416
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2027		330	364
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2024		1,000	1,040
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)		3,310	2,997
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 8/1/2050 (put 8/1/2025)		7,175	6,785
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2/15/2023		1,750	1,752
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026		500	542
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027		1,000	1,109
Friendswood Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.00% 2/15/2023		700	700
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030		560	582
Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 8/1/2025 (put 8/1/2024)		1,425	1,361
City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2/15/2024		315	323
Garland Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2023		115	115
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2/15/2030		1,000	1,049
City of Georgetown, Utility System Rev. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 8/15/2026		1,000	1,085
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2027		1,125	1,247
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)		810	756
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 8/15/2040 (put 8/15/2024)		455	450
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 8/15/2045 (put 8/15/2025)		2,365	2,264
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2024		1,000	1,039
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Contractual Obligations, Series 2015-B, 5.00% 11/1/2025		345	371
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2024		150	156
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-2, (SIFMA Municipal Swap Index + 0.57%) 2.23% 12/1/2049 (put 12/4/2024)[2]		5,000	4,969
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 5.00% 10/1/2028		3,000	3,408
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 3.708% 11/15/2046 (put 7/1/2024)[2]		1,385	1,389
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 5/15/2050 (put 5/15/2025)		1,205	1,137
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2024		1,325	1,385
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 3.39% 7/1/2031[2]		100	100
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 8/1/2025 (put 8/1/2023)		3,235	3,178
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 1/1/2025 (put 1/1/2024)		1,660	1,607
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		2,360	2,322
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049		925	947
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050		2,630	2,680
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051		730	732

American Funds Tax-Exempt Funds	29

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	USD	6,470	$6,362
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053		2,050	2,329
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)		2,445	2,267
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2027		1,000	1,085
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 11/15/2024		615	610
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2023		65	66
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2024		45	46
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2025		40	41
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2023		550	557
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2024		575	596
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2025		445	469
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2026		320	344
Houston Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 8/1/2024 (put 8/1/2023)		775	761
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2028		1,000	1,134
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2029		1,215	1,407
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 8/1/2024		1,000	1,039
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 2.00% 2/1/2055 (put 8/1/2025)		2,000	1,962
Jacksonville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2025		2,240	2,362
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2/15/2027 (preref. 2/15/2025)		1,470	1,550
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2026		435	470
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2024		2,000	2,053
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 5/15/2027		1,000	1,114
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, Assured Guaranty Municipal insured, 4.00% 5/15/2033		1,000	1,018
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 0.90% 5/1/2030 (put 9/1/2023)		1,110	1,088
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)		835	770
Midland County Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 6/1/2024 (put 6/1/2023)		2,500	2,470
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2014, 5.00% 2/15/2037 (preref. 2/15/2023)		1,000	1,001
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026		935	994
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2025		1,480	1,537
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2027		985	1,090
City of New Braunfels, Utility System Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2023		1,000	1,011
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University at Galveston Project), Series 2014-A, 4.75% 4/1/2046 (preref. 4/1/2024)		1,295	1,325
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 8/1/2040 (put 8/1/2024)		620	588
North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-C, 2.05% 8/1/2046 (put 8/1/2023)		5,335	5,311
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 1/1/2024 (escrowed to maturity)		515	527
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2026		2,450	2,501
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 6/1/2050 (put 6/1/2025)		5,000	4,722
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2/1/2024 (put 9/1/2023)		2,125	2,076
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2/15/2038		3,810	3,813

30	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2/15/2023	USD	1,795	$1,797
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2023		1,145	1,146
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2026		3,000	3,247
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027		2,375	2,633
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2/15/2050 (put 8/15/2023)		6,355	6,314
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2024		200	205
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2025		250	262
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2026		260	280
Round Rock Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 8/1/2027		1,535	1,640
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)		1,990	1,783
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2/1/2048 (preref. 2/1/2023)		900	900
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2023		1,005	1,005
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2025		1,730	1,819
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015, 5.00% 2/1/2026		1,400	1,511
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027		90	99
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2024		1,000	1,027
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 3/1/2026 (put 3/1/2025)		690	664
San Antonio Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 8/15/2026		1,925	2,111
San Jacinto Community College Dist., Limited Tax G.O. Building Bonds, Series 2021, 5.00% 2/15/2026		1,000	1,083
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-E, 5.00% 11/15/2052 (put 5/15/2026)		4,235	4,516
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-F, 5.00% 11/15/2052 (put 11/15/2030)		1,620	1,852
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2022-A, 5.00% 7/1/2053 (put 7/1/2032)		3,510	4,026
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2024		1,400	1,456
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2023		640	641
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2024		220	226
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-1, 0.45% 2/15/2036 (put 8/15/2023)		2,675	2,632
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-2, 0.26% 2/15/2039 (put 8/15/2024)		1,645	1,565
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.65% 10/1/2041 (put 4/1/2026)		5,500	5,028
Transportation Commission, G.O. Mobility Fund Rev. Ref. Bonds, Series 2014-B, 5.00% 10/1/2026		1,000	1,030
Travis County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Airport Gateway Apartments), Series 2022, 4.125% 6/1/2045 (put 6/1/2027)		960	979
Travis County Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 9/1/2041 (put 2/1/2025)		11,000	10,325
Trinity River Auth., Rev. Ref. Bonds (Tarrant County Water Project), Series 2015, 5.00% 2/1/2025		1,005	1,057
Trinity River Public Fac. Corp., Multi Family Housing Rev. Bonds (Cowan Place Apartments), Series 2021, 0.28% 10/1/2024 (put 10/1/2023)		2,500	2,438
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 4/15/2023		1,000	1,005
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2022-A, 5.00% 7/1/2028		3,200	3,666
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2022-A, 5.00% 7/1/2029		2,550	2,984
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2020-A, 5.00% 8/15/2030		4,900	5,847
Waco Public Facs. Corp. II, Multi Family Housing Rev. Bonds (Trendwood Apartments), Series 2022, 3.50% 8/1/2025 (put 8/1/2024)		4,928	4,944
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 5.00% 8/1/2024		750	779
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 5.00% 8/1/2027		2,380	2,664
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 5.00% 8/1/2027		1,970	2,205
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 4/15/2023		45	45
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 5.00% 10/15/2024		1,990	2,079
			271,473

American Funds Tax-Exempt Funds	31

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Utah 1.04%
Housing Corp., Multi Family Housing Rev. Bonds (Fellowship Manor Apartments), Series 2022, 2.00% 10/1/2024 (put 10/1/2023)	USD	5,000	$4,971
Housing Corp., Multi Family Housing Rev. Bonds (New City Plaza Apartments Project), Series 2021, 3.50% 8/1/2025 (put 8/1/2024)		9,836	9,852
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		135	136
Jordan Valley Water Conservancy Dist., Water Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2023		1,100	1,119
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2024		275	284
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2026		2,250	2,396
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029		800	863
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029		1,500	1,667
County of Salt Lake, Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Act), Series 2021, 5.00% 6/1/2024		2,390	2,475
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2025		235	248
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2026		400	431
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2027		320	352
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029		130	148
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2030		305	352
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 6/15/2023		110	111
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2024		155	160
			25,565

Vermont 0.02%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2014-A, AMT, 4.00% 11/1/2044		120	120
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050		320	322
			442

Virginia 1.80%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2025		1,000	1,051
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2/1/2033 (preref. 2/1/2023)		3,735	3,735
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2/1/2034 (preref. 2/1/2023)		1,950	1,950
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2018, 5.00% 5/15/2027		3,105	3,472
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 1/1/2041 (put 1/1/2024)		8,000	7,696
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Oakwood North Four Project), Series 2021, 0.41% 5/1/2025 (put 5/1/2024)		5,000	4,787
G.O. Bonds, Series 2016-B, 5.00% 6/1/2027		6,790	7,398
County of Henrico, Water & Sewer Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 5/1/2046 (preref. 5/1/2026)		2,000	2,175
City of Hopewell, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hopewell Heights Apartments), Series 2021-A, 0.49% 12/1/2024 (put 12/1/2023)		815	792
County of Loudoun, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (The View at Broadlands Project), Series 2022, 2.00% 4/1/2025 (put 4/1/2024)		2,495	2,468
County of Loudoun, Econ. Dev. Auth., Public Fac. Rev. and Rev. Ref. Bonds (Loudoun County Public Facs. Project), Series 2021-A, 5.00% 12/1/2023		2,375	2,427
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2027		850	879
City of Norfolk, G.O. Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)		1,000	1,149
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2015, AMT, 5.00% 7/1/2039 (preref. 7/1/2025)		1,000	1,055
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2020-B, 5.00% 8/1/2027		2,250	2,533

32	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026	USD	235	$223
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2023		30	30
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2025		230	221
			44,041

Washington 1.52%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2028		65	75
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 2.11% 11/1/2045 (put 11/1/2023)[2]		2,150	2,150
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 7/1/2023		2,860	2,891
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 7/1/2026		1,075	1,175
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 7/1/2026		1,965	2,149
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 9/1/2024 (put 9/1/2023)		770	754
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 7/1/2024 (put 7/1/2023)		460	453
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 1/1/2025 (put 1/1/2024)		2,210	2,162
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 6/1/2044		120	120
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 12/1/2047		745	750
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048		1,945	1,966
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049		485	490
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050		275	271
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050		1,830	1,859
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051		765	752
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052		750	805
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2022-D, 4.00% 7/1/2027		4,000	4,313
Northshore School Dist., Unlimited Tax G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2029		400	471
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 6/1/2026		680	629
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 6/1/2024		150	147
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 1.91% 5/1/2045 (put 11/1/2026)[2]		1,090	1,069
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.15% 11/1/2046 (put 11/1/2023)[2]		3,400	3,401
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2027		595	668
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 4/1/2023		1,000	1,004
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2029		4,750	5,316
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 6/1/2023		1,000	1,008
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 4/1/2025		250	264
			37,112

West Virginia 0.29%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.00% 1/1/2041 (put 9/1/2025)		1,310	1,224
G.O. State Road Bonds, Series 2021-A, 5.00% 12/1/2025		665	716
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2013-A, 5.375% 6/1/2038 (preref. 6/1/2023)		1,245	1,257
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 4/1/2024 (put 4/1/2023)		3,875	3,852
			7,049

American Funds Tax-Exempt Funds	33

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin 1.43%
G.O. Bonds, Series 2015-A, 5.00% 5/1/2031 (preref. 5/1/2023)	USD	4,085	$4,111
G.O. Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027		1,050	1,173
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 6/1/2038 (put 6/1/2023)		2,700	2,704
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-B-2, 5.00% 8/15/2054 (put 6/24/2026)		1,510	1,627
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)		4,845	5,220
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 7/1/2024 (preref. 7/1/2023)		1,015	1,026
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2/15/2026[3]		4,000	4,156
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc. Project), Series 2018-A, 5.00% 9/15/2050 (preref. 9/15/2023)		1,000	1,015
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045		60	60
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046		550	547
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048		495	498
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048		1,195	1,204
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 4.00% 3/1/2050		1,155	1,170
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050		2,390	2,394
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		2,290	2,255
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052		815	802
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 5/1/2045 (put 11/1/2023)		350	341
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 11/1/2050 (put 11/1/2024)		290	274
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-C, 0.81% 11/1/2052 (put 5/1/2025)		1,110	1,057
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2025		60	60
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)		1,160	1,228
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-3, AMT, 1.10% 7/1/2029 (put 6/1/2026)		2,380	2,158
			35,080

Wyoming 0.33%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 12/1/2044		60	60
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		265	265
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050		5,155	5,075
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050		795	785
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050		1,020	1,036
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053		865	957
			8,178

Total bonds, notes & other debt instruments (cost: $2,104,303,000)			2,074,361

Short-term securities 15.94%
Municipals 13.90%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 1.87% 12/15/2028[2,3]		2,000	2,000
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 4.10% 12/1/2035 (put 11/1/2022)[4]		15,000	15,000
State of California, Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2023		550	554
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 8/1/2023		370	365
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.40% 7/1/2050[2]		400	400
State of California, City of Los Angeles, Dept. of Water and Power, Water System Demand Rev. Bonds, Series 2001-B-4, 0.45% 7/1/2035[2]		600	600
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023		16,000	16,107
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023		3,500	3,528
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 1.80% 7/1/2047 (put 5/21/2024)[2,4]		2,440	2,426

34	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 3.60% 7/1/2051 (put 7/17/2023)[4]	USD	8,375	$8,381
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 3.50% 10/1/2045 (put 3/1/2023)[4]		1,850	1,850
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-1, AMT, 3.45% 11/1/2042 (put 4/17/2023)[3,4]		14,000	14,004
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023		5,000	5,054
State of California, San Diego Unified School Dist., Tax and Rev. Anticipation Notes, Series 2022-A, 4.00% 6/30/2023		2,635	2,652
District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences Project), Series 2019, 2.50% 2/1/2039 (put 8/1/2023)[4]		1,000	996
State of Florida, Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2021-A, AMT, 2.90% 12/1/2056 (put 4/4/2023)[4]		8,440	8,435
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 1.31% 10/1/2047[2]		700	700
State of Florida, Miami-Dade County School Dist., Tax Anticipation Notes, Series 2022, 4.00% 2/23/2023		5,000	5,004
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 3.30% 12/1/2048 (put 2/1/2023)[4]		5,735	5,734
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 1.25% 8/1/2044[2]		3,000	3,000
State of Illinois, Housing Dev. Auth., Rev. Bonds, Series 2022-H, 3.47% 10/1/2053 (put 12/1/2023)[4]		5,000	5,019
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 1.75% 12/1/2039[2]		30,000	30,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 1.15% 2/15/2041[2]		950	950
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 1.15% 7/1/2041[2]		11,100	11,100
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2022-A, 5.00% 8/21/2023		3,000	3,040
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 1.12% 4/1/2042[2]		12,865	12,865
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, Series 2009-B, 3.00% 2/17/2023		6,000	6,003
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 1.65% 11/15/2038[2]		5,000	5,000
State of Minnesota, City of St. Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 1.20% 11/15/2035[2]		8,500	8,500
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1993, 1.20% 6/1/2023[2]		10,000	10,000
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 1.21% 2/15/2033[2]		9,500	9,500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 1.20% 3/1/2040[2]		500	500
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-A-3, AMT, 3.50% 4/1/2024 (put 3/1/2023)[4]		6,745	6,746
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 1.16% 7/1/2039[2]		7,300	7,300
State of New York, New York City G.O. Bonds, Series 2005-E-3, 1.62% 8/1/2034[2]		180	180
State of New York, New York City G.O. Bonds, Series 2008-L-3, 1.25% 4/1/2036[2]		800	800
State of New York, New York City G.O. Bonds, Series 2012-G-6, 1.19% 4/1/2042[2]		400	400
State of New York, New York City G.O. Bonds, Series 2021-2, 1.60% 4/1/2042[2]		195	195
State of New York, New York City G.O. Bonds, Series 2021-3, 1.75% 4/1/2042[2]		3,000	3,000
State of New York, New York City G.O. Bonds, Series 2016-A-5, 1.25% 8/1/2044[2]		1,200	1,200
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 1.20% 6/15/2035[2]		3,320	3,320
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 1.61% 6/15/2038[2]		5,000	5,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-6, 1.25% 6/15/2048[2]		2,140	2,140
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-1, 1.25% 6/15/2050[2]		7,170	7,170
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 1.25% 6/15/2050[2]		4,225	4,225
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 1.25% 8/1/2042[2]		12,000	12,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-A-4, 1.13% 8/1/2043[2]		1,500	1,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 1.25% 2/1/2045[2]		2,350	2,350

American Funds Tax-Exempt Funds	35

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Short-term securities (continued)		Principal amount (000)		Value (000)
Municipals (continued)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 1.25% 2/1/2045[2]		USD	900	$900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-E-4, 1.25% 2/1/2045[2]			6,555	6,555
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-4, 1.25% 8/1/2045[2]			2,390	2,390
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 1.19% 1/1/2039[2]			570	570
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 1.19% 1/1/2052[2]			8,450	8,450
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.20% 5/1/2048[2]			13,850	13,850
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.37% 1/1/2033[2]			2,020	2,020
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (Exxon Project), Series 2002, AMT, 1.25% 12/1/2025[2]			2,760	2,760
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 1.65% 5/15/2034[2]			12,755	12,755
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 1.66% 5/15/2034[2]			10,000	10,000
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 3.50% 7/1/2040 (put 3/1/2023)[4]			4,000	4,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2023-A, 2.08% 3/10/2023			5,000	5,000
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 1.52% 7/1/2037[2]			6,610	6,610
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 1.58% 8/1/2033[2]			5,725	5,725
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 1.21% 11/1/2036[2]			2,000	2,000
				340,378

Weighted average yield at acquisition
U.S. Treasury bills 2.04%
U.S. Treasury 2/7/2023[5]	4.125%		50,000	49,966

Total short-term securities (cost: $390,353,000)				390,344
Total investment securities 100.66% (cost: $2,494,656,000)				2,464,705
Other assets less liabilities (0.66%)				(16,073)

Net assets 100.00%				$2,448,632

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 1/31/2023 (000)
2 Year U.S. Treasury Note Futures	Short	195	March 2023	USD(40,101)	$(60)
5 Year U.S. Treasury Note Futures	Long	3,139	March 2023	342,911	2,616
10 Year U.S. Treasury Note Futures	Long	175	March 2023	20,040	96
10 Year Ultra U.S. Treasury Note Futures	Short	278	March 2023	(33,694)	(116)
30 Year Ultra U.S. Treasury Bond Futures	Short	305	March 2023	(43,234)	(1,343)
					$1,193

36	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,624,000, which represented .84% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $436,000, which represented .02% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of credit
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	37

Limited Term Tax-Exempt Bond Fund of America	unaudited
Investment portfolio January 31, 2023

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 87.12%	Principal amount (000)		Value (000)
Alabama 3.14%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 5.25% 2/1/2053 (put 6/1/2029)	USD	26,160	$28,072
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)		42,500	42,517
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)		20,500	20,542
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)		4,950	4,960
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 12/1/2049 (put 12/1/2025)		7,000	7,025
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)		6,400	6,421
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)		13,570	13,717
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)		21,490	21,890
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 12/1/2023 (put 2/15/2023)		6,680	6,671
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 10/1/2025 (put 10/1/2024)		20,441	20,143
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Peppertree Place Project), Series 2022-C, 3.25% 11/1/2025 (put 11/1/2024)		1,575	1,582
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2025		3,000	3,197
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2026		1,000	1,091
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027		2,000	2,206
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 3/1/2023		1,125	1,127
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)		26,495	26,529
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)		10,720	10,693
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)		5,305	5,562
			223,945

Alaska 0.64%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 12/1/2048		7,695	7,770
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020, 1.95% 12/1/2033		1,000	840
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044		20,695	20,557
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 6/1/2046		1,090	1,089
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052		4,275	4,719
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2028		600	675
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2028		575	653
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2029		750	855
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2029		750	862

38	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Alaska (continued)
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2030	USD	665	$771
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2030		665	777
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 12/1/2032 (preref. 12/1/2023)		2,700	2,757
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 12/1/2033 (preref. 12/1/2023)		3,400	3,472
			45,797

Arizona 0.99%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2028		4,030	4,574
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2029		3,560	4,132
Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds (Salt River Project), Series 2016-A, 5.00% 1/1/2026		1,540	1,665
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2027		400	447
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2028		550	629
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2033		700	817
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.15% 7/1/2027		375	347
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.30% 7/1/2028		485	445
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.65% 7/1/2030		825	747
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.70% 7/1/2031		450	403
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-A, AMT, 1.875% 9/1/2032 (put 3/31/2023)		3,300	3,293
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 3/1/2039 (put 3/31/2023)		1,500	1,497
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds
(Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033		2,275	1,997
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2020, 5.00% 7/1/2030		1,030	1,222
City of Glendale Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2029		1,000	1,146
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A,
National insured, 5.00% 11/1/2027		1,125	1,213
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A,
National insured, 5.00% 11/1/2028		1,175	1,281
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A,
National insured, 5.00% 11/1/2031		1,050	1,144
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2028		120	131
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2029		115	127
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2030		130	145
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2031		125	141
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2029		1,355	1,556
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Las Terrazas Apartments Project), Series 2022-A, 1.25% 2/1/2025 (put 2/1/2024)		4,075	3,988
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033		2,356	2,279
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2/1/2024		1,485	1,520
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 5/1/2024		1,515	1,560
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2/1/2025		1,610	1,694
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 5/1/2025		1,640	1,737
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 5/1/2026		1,500	1,631
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2026		1,560	1,707
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2026		1,350	1,486
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 6/1/2025		400	420
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 6/1/2026		500	537
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 6/1/2027		400	437
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 7/1/2024 (preref. 7/1/2023)[1]		1,010	1,019
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 7/1/2025 (preref. 7/1/2023)[1]		815	822
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2027		745	804

American Funds Tax-Exempt Funds	39

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 1/1/2048 (put 10/18/2024)	USD	2,000	$2,079
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2027		2,000	2,230
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2024		1,000	1,027
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031		4,505	4,999
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028		2,035	2,223
City of Phoenix Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2024		1,180	1,224
County of Pima, Sewer System Rev. and Rev. Ref. Obligations, Series 2022, 5.00% 7/1/2027		1,135	1,269
County of Pima, Sewer System Rev. Obligations, Series 2020-B, 5.00% 7/1/2030		1,000	1,185
Regional Public Transportation Auth., Transportation Excise Tax Rev. Ref. Bonds (Maricopa County Public Transportation Fund), Series 2019, 5.00% 7/1/2025		1,540	1,640
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027		2,625	2,329
			70,945

California 6.98%
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2035		650	408
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.56% 4/1/2045 (put 5/1/2023)[2]		9,270	9,275
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 2.56% 4/1/2045 (put 5/1/2023)[2]		100	100
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2018-A, 2.625% 4/1/2045 (put 4/1/2026)		5,000	4,963
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.56% 4/1/2047 (put 5/1/2023)[2]		3,500	3,502
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 1.96% 4/1/2056 (put 4/1/2027)[2]		4,915	4,780
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 4/1/2056 (put 4/1/2028)		2,000	1,894
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 2.11% 4/1/2056 (put 4/1/2026)[2]		4,595	4,529
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)		2,135	1,907
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 8/1/2023		795	793
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 8/1/2024		805	800
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		28,830	29,243
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)		2,000	2,032
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		34,140	36,567
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)		13,415	14,330
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 6/1/2026		750	820
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 6/1/2027		600	672
County of Contra Costa, West Contra Costa Healthcare Dist., Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2029		750	867
County of Contra Costa, West Contra Costa Healthcare Dist., Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2031		800	945
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 10/1/2024 (escrowed to maturity)		675	709
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028		1,000	1,040
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027		375	387
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029		290	300
Fresno Unified School Dist., G.O. Bonds, 2010 Election, Series 2013-C, 5.50% 8/1/2046		10,200	10,344
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 8/1/2024		515	514
G.O. Bonds, Series 2021, 5.00% 12/1/2031		270	294
G.O. Bonds, Series 2021, 5.00% 12/1/2032		225	244
G.O. Bonds, Series 2021, 5.00% 12/1/2034		225	243
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2023		9,155	9,298
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2030		1,000	1,208
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2030		595	720

40	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
G.O. Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	USD	3,000	$3,178
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)		5,000	4,734
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 3/1/2026		1,500	1,557
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035		15,546	15,074
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036		7,101	6,587
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 3.65% 1/1/2050 (put 1/31/2024)		12,595	12,595
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, 2.36% 12/1/2050 (put 6/1/2026)[2]		3,435	3,317
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2025		1,875	1,969
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 9/1/2024		790	820
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2026		545	576
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026		3,590	3,779
Las Lomitas Elementary School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 7/1/2032		1,290	1,452
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2027		5,000	5,441
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028		1,255	1,388
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2028		1,350	1,493
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2029		1,400	1,572
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029		730	820
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2030		1,100	1,251
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2031		2,370	2,734
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2032		1,580	1,812
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2026		1,195	1,276
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2027		1,250	1,336
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2027		2,120	2,307
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2027		4,000	4,353
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2028		3,405	3,766
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031		2,000	2,240
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2032		5,780	6,697
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-D, 5.00% 5/15/2029		200	234
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2033		12,000	13,144
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2034		3,000	3,274
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 8/1/2023		3,000	3,036
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 8/1/2024		1,500	1,555
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		8,695	8,402
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2/1/2025 (put 2/1/2024)		775	748
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (West Los Angeles VA Campus Building 402 Apartments), Series 2022-F, 3.375% 1/1/2046 (put 7/1/2026)		3,600	3,628
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2016-A, 5.00% 6/1/2023		960	969

American Funds Tax-Exempt Funds	41

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2036	USD	1,590	$1,696
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 7/1/2026		1,035	1,137
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 7/1/2029		1,500	1,767
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 4.00% 7/1/2036		2,000	2,115
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, Series 2022-QRR, 5.00% 7/1/2028		5,935	6,839
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, Series 2022-QRR, 5.00% 7/1/2029		5,800	6,832
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, Series 2022-QRR, 5.00% 7/1/2036		3,000	3,565
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, Series 2022-QRR, 5.00% 7/1/2037		2,625	3,100
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2029		400	427
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2030		625	666
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-E, 1.80% 7/1/2037 (put 5/21/2024)[2]		17,160	17,060
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/1/2033		1,150	1,311
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.25% 11/1/2034		1,000	1,154
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.25% 11/1/2035		1,175	1,339
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-B-2, 2.125% 11/15/2026		370	342
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-B-1, 2.75% 11/15/2027		525	477
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2/1/2039 (put 2/3/2025)[3]		1,450	1,390
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/1/2025)		11,160	11,250
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)		7,765	7,100
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 12/1/2044 (put 12/1/2023)		10,935	10,698
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 5/15/2026		400	427
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 5/15/2028		400	441
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 5/15/2029		700	781
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2029		855	918
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, Assured Guaranty insured, 0% 8/1/2029		2,500	2,087
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, Assured Guaranty insured, 0% 8/1/2031		6,890	5,368
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2023		2,190	2,217
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2025		2,040	2,173
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2028		1,810	1,979
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029		2,230	2,494
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029		4,560	5,135
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 5/15/2028		300	329
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 5/15/2029		835	930
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 5/15/2030		1,315	1,484

42	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 5/15/2031	USD	1,000	$1,143
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-A, National insured, 0% 8/1/2026		3,485	3,146
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2024		380	385
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2025		390	399
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2026		415	427
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2027		400	413
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2028		360	373
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031		7,000	7,377
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2028		3,000	3,462
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2030		7,000	7,436
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2027		835	893
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2028		405	433
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2029		2,250	2,388
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		1,035	1,094
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2027		1,500	1,594
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028		1,455	1,605
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2029		2,165	2,511
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029		250	269
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030		155	168
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034		2,000	1,402
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 6/15/2023		4,810	4,858
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 4.00% 8/1/2032		2,200	2,421
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, BAM insured, 5.00% 3/1/2029		570	634
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, BAM insured, 5.00% 3/1/2030		1,550	1,741
City of Santa Fe Springs, Community Dev. Commission, Consolidated Redev. Project, Tax Allocation Bonds, Capital Appreciation Bonds, Series 2006-A, National insured, 0% 9/1/2023		4,455	4,388
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2023		700	708
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2024		200	208
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2028		230	265
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 7/1/2023		4,980	5,036
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 10/1/2023 (put 4/1/2023)		6,925	6,884
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 11/1/2033 (put 12/1/2023)		2,645	2,619
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 10/1/2023		330	335
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2025		2,585	2,706
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 7/1/2026		4,000	4,005
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 5.00% 5/15/2030		4,145	4,771
Stockton Unified School Dist., G.O. Bonds, 2008 Election, Series 2011-D, Assured Guaranty Municipal insured, 0% 8/1/2033		2,000	1,446
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2030		2,000	2,228
Tulare Joint Union High School Dist., G.O. Bonds, 2004 Election, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 8/1/2028		4,150	3,577

American Funds Tax-Exempt Funds	43

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 5/15/2048 (put 5/15/2023)	USD	7,000	$7,052
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2026		2,030	2,223
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027		650	707
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028		230	252
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 12/1/2047		645	651
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049		5,235	5,302
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050		3,285	3,251
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052		1,245	1,360
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031		55	55
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)		255	282
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)		230	261
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2026		8,000	7,289
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031		5,000	3,853
			498,156

Colorado 2.88%
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 12/1/2032		1,697	1,613
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 12/1/2026		303	296
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 4.375% 12/1/2028 1,000 962 Certs. of Part., Series 2021-A, 5.00% 12/15/2028		495	570
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/15/2029		1,000	1,176
Board of Governors of the Colorado State University System, System Enterprise Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 3/1/2041 (preref. 3/1/2027)		140	156
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2032		6,000	6,968
City and County of Denver, Airport System Rev. Bonds, Series 2022-B, 5.00% 11/15/2032		250	307
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2033		35,000	40,376
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029		6,500	6,805
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2026		10,000	10,742
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-A, AMT, 5.00% 11/15/2028		3,610	3,952
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029		18,800	21,271
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2030		1,000	1,135
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032		10,000	10,978
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2023		1,400	1,427
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2024		1,080	1,126
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2025		3,835	4,093
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2026		750	821
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2027		500	559
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.231% 9/1/2039 (put 9/1/2024)[2]		3,035	3,022
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2025 (escrowed to maturity)		1,000	1,058
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2026 (escrowed to maturity)		615	667
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 6/1/2029		3,455	3,667
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2029		1,750	1,942
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 11/15/2048 (put 11/20/2025)		5,505	5,845
Health Facs. Auth., Hospital Rev. Bonds (Sanford), Series 2019-A, 5.00% 11/1/2028		3,065	3,454
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 5.00% 5/15/2031		3,500	4,197

44	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 5.00% 5/15/2032	USD	2,190	$2,660
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wildhorse Ridge Apartments Project), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		13,499	13,245
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048		1,315	1,326
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048		3,760	3,820
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049		6,850	6,972
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050		3,310	3,331
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051		985	971
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051		5,735	5,645
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051		13,430	13,339
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052		6,855	6,807
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.125% 11/15/2023		715	730
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2029		700	762
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2029		1,500	1,642
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2030		1,100	1,210
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2030		350	387
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033		1,935	2,003
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034		1,020	1,042
Weld County School Dist. RE-5J, G.O. Bonds, Series 2021, 5.00% 12/1/2023		475	485
			205,562

Connecticut 1.44%
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2029		750	839
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2030		1,000	1,132
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2031		1,000	1,139
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2032		1,000	1,136
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2033		435	491
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2024		1,645	1,700
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2025		1,450	1,526
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 7/1/2037 (put 2/9/2024)		3,355	3,249
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-1, 5.00% 7/1/2040 (put 2/1/2028)		2,205	2,505
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 7/1/2048 (put 2/7/2023)		25,355	25,347
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 7/1/2049 (put 2/9/2024)		5,970	5,781
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 11/15/2023 (escrowed to maturity)		440	449
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 11/15/2024 (escrowed to maturity)		400	419
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 11/15/2025 (escrowed to maturity)		250	269
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2025		695	729
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026		470	501
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027		250	270
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028		345	378
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 5/15/2039		660	656
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 5/15/2039		1,040	1,034
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041		1,165	1,166
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042		1,985	2,015
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043		755	755

American Funds Tax-Exempt Funds	45

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 11/15/2044	USD	95	$95
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 3.50% 11/15/2045		795	797
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 11/15/2045		560	562
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045		3,950	3,996
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045		2,945	2,978
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 11/15/2046		2,865	2,862
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047		1,660	1,673
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049		4,570	4,659
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-C-4, (SIFMA Municipal Swap Index + 0.625%) 2.285% 5/15/2051 (put 11/15/2024)[2]		15,630	15,596
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051		5,775	5,793
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 11/15/2044		1,085	1,084
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045		405	405
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2022-A, 5.00% 7/1/2029		2,250	2,627
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-D, 5.00% 11/1/2033		2,000	2,399
Special Tax Obligation Rev. Ref. Bonds (Transportation Infrastructure Purposes), Series 2022-B, 5.00% 7/1/2029		3,405	3,975
			102,987

Delaware 0.10%
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2040 (put 10/1/2025)		4,437	4,115
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2045 (put 10/1/2025)		2,560	2,375
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 6/1/2023		200	201
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 6/1/2024		300	308
			6,999

District of Columbia 1.90%
G.O. Bonds, Series 2021-D, 5.00% 2/1/2030		2,200	2,618
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2/1/2029		2,350	2,734
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2/1/2030		2,600	3,094
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2027		1,500	1,599
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (218 Vine Street Apartments Project), Series 2020, 0.30% 1/1/2040 (put 7/1/2023)		2,500	2,462
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 6/1/2025 (put 12/1/2024)		21,275	20,473
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Parcel 42 Project), Series 2022, 1.70% 9/1/2041 (put 3/1/2025)		3,000	2,900
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 4.00% 9/1/2040 (put 9/1/2025)		2,750	2,811
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2029		1,000	1,165
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 3/1/2032		4,250	5,020
Income Tax Secured Rev. Bonds, Series 2022-A, 5.00% 7/1/2032		525	645
Income Tax Secured Rev. Ref. Bonds, Series 2022-C, 5.00% 12/1/2032		5,000	6,182
Income Tax Secured Rev. Ref. Bonds, Series 2022-C, 5.00% 12/1/2033		5,685	6,998
Income Tax Secured Rev. Ref. Bonds, Series 2022-C, 5.00% 12/1/2034		10,000	12,169
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Rev. Bonds, Series 2017-A-2, 5.00% 7/1/2033		1,000	1,093
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 10/1/2027		2,000	2,188
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028		7,520	8,365
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2030		2,500	2,849
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2023		1,750	1,772
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2023		2,000	2,025
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2024		2,000	2,064
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 10/1/2027		1,000	1,054

46	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
District of Columbia (continued)
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	USD	3,910	$4,277
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027		1,510	1,652
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2028		1,945	2,164
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2029		2,530	2,857
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2030		5,500	6,267
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2030		6,000	6,837
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2031		4,270	4,845
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031		2,500	2,879
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2033		4,000	4,499
Metropolitan Washington DC Airports Auth., Rev and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2028		1,410	1,569
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2028 (preref. 4/1/2026)		500	543
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2029 (preref. 4/1/2026)		500	543
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2027		600	673
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028		1,250	1,398
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2028		310	355
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2029		400	466
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 10/1/2028		1,175	1,318
			135,422

Florida 3.73%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2023		85	85
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2023		1,100	1,104
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 4/1/2033		1,000	1,023
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 10/1/2026		2,500	2,678
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028		1,500	1,661
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2029		1,200	1,341
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 10/1/2029		5,000	5,586
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2030		2,150	2,401
County of Broward, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 10/1/2024		5,045	5,054
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Solaris Apartments), Series 2021-B, 0.70% 1/1/2025 (put 7/1/2024)		1,350	1,291
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, 5.00% 7/1/2029		835	969
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2030		1,425	1,653
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2026		350	362
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2027		240	248
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2028		445	459
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 12/1/2025 (put 12/1/2024)		6,165	5,914
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2033		3,300	3,507
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2034		3,000	3,186
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 6/1/2023		1,215	1,226
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2024		4,000	4,138
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2025 (escrowed to maturity)		715	758
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2025		340	357
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026 (escrowed to maturity)		720	781

American Funds Tax-Exempt Funds	47

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026	USD	280	$298
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027 (escrowed to maturity)		385	426
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027		115	125
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2028		750	823
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028		15,000	16,686
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 10/1/2027		1,125	1,226
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2026		655	696
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2030		2,000	2,058
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2032		1,990	2,046
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 1/1/2047		210	211
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 7/1/2047		230	231
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 7/1/2048		6,210	6,250
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049		745	751
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050		6,180	6,273
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051		1,400	1,381
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051		3,140	3,143
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052		6,665	6,571
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052		13,490	13,277
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052		995	998
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 7/1/2046		175	175
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (The Canopy at West River Towers 1 & 2), Series 2022-A-2, 3.25% 5/1/2026 (put 5/1/2025)		7,272	7,329
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026		500	548
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2026		340	373
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028		1,500	1,675
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 10/1/2030		3,660	4,293
JEA, Electric System Rev. Bonds, Series 2021-A-3, 5.00% 10/1/2033		1,900	2,274
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2034		2,700	3,120
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2034		1,500	1,733
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029		3,640	4,057
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2030		4,985	5,629
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2031		1,875	2,142
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2023		170	170
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2024		195	195
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2027		245	243
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2028		300	295
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2029		370	361
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2030		460	443
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2031		560	536
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2032		375	356
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 5/1/2024		280	278
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 5/1/2025		285	284
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 5/1/2026		295	294
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 5/1/2027		300	299
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 5/1/2028		305	304

48	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.625% 5/1/2029	USD	315	$316
County of Miami-Dade, Capital Asset Acquisition Special Obligation Bonds, Series 2021-A, 5.00% 4/1/2029		2,465	2,846
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, BAM insured, 5.00% 7/1/2026		780	804
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2032		800	844
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 8/1/2024 (put 8/1/2023)		6,130	6,019
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031		6,745	7,647
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 5.00% 10/1/2030		2,405	2,860
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 5.00% 10/1/2031		2,770	3,315
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2029		1,000	1,118
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 11/15/2027		145	149
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 10/1/2024		2,300	2,396
County of Okeechobee, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. / Okeechobee Landfill Project), Series 2004-A, 0.55% 7/1/2039 (put 7/1/2024)		2,250	2,151
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2031		3,050	3,170
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2025		1,965	2,087
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2028		1,040	1,173
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2029		1,250	1,428
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2030		2,000	2,315
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2032		1,750	2,070
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2034		1,000	1,157
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2029		1,420	1,492
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2030		2,985	3,151
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2031		3,135	3,323
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032		2,790	2,960
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Dunwoodie Place Apartments), Series 2021-A, 0.20% 9/1/2024 (put 9/1/2023)		920	899
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 1/1/2025 (put 7/1/2024)		7,890	7,527
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)		7,560	6,579
County of Palm Beach, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Christian Manor), Series 2022, 1.25% 2/1/2025 (put 2/1/2024)		13,200	12,814
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2026		345	349
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 5/1/2027		355	366
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 5/1/2028		370	383
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Backed Bonds (Jordan Park Apartments), Series 2021-B, 0.65% 1/1/2025 (put 7/1/2024)		5,440	5,197
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 10/1/2043 (preref. 10/1/2023)		1,405	1,429
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2023		630	632
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 5/1/2023		970	967
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 5/1/2024		995	980
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 5/1/2024		1,055	1,052

American Funds Tax-Exempt Funds	49

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 5/1/2025	USD	1,010	$983
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.50% 5/1/2032		1,790	1,831
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2025		1,545	1,630
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2026		1,000	1,076
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2027		1,250	1,369
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2023[3]		1,000	1,002
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 7/1/2026		500	510
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 7/1/2027		330	336
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2028		215	237
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2029		250	279
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2030		260	293
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2031		325	366
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2032		250	281
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2033		250	280
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2034		275	306
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2035		300	331
Dept. of Transportation, Federal Highway Reimbursement Rev. Bonds (Indirect GARVEEs), Series 2021-A, 5.00% 7/1/2030		5,000	5,922
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2017-A, 5.00% 7/1/2025		1,240	1,323
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2029		1,500	1,751
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 7/1/2024		4,375	4,542
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 5/1/2024		1,300	1,281
			266,552

Georgia 2.62%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2038 (put 2/3/2025)		6,200	5,918
City of Atlanta, Airport General Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031		1,000	1,115
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 7/1/2029		5,000	5,627
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 7/1/2030		3,000	3,406
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2033		1,400	1,591
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 1/1/2024		2,460	2,513
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 1/1/2025		2,620	2,735
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 1/1/2025		2,895	3,022
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 7/1/2026[3]		405	386
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[3]		330	295
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Intrada Westside), Series 2021-B, 0.41% 3/1/2024 (put 9/1/2023)		3,500	3,429
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 12/1/2025 (put 12/1/2023)		2,870	2,787
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 11/1/2033		1,000	1,118
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027		260	287
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028		310	349
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029		270	310
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032		3,860	3,287
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 11/1/2053 (put 3/12/2024)		5,000	4,961

50	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)	USD	2,950	$2,816
City of Columbus, Dev. Auth., Multi Family Housing Rev. Bonds (Highland Terrance Phase II Project), Series 2021-B, 0.34% 4/1/2025 (put 4/1/2024)		6,850	6,572
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 10/1/2023		5,000	4,921
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 8/1/2024 (put 8/1/2023)		2,595	2,549
G.O. Bonds, Series 2020-A, 5.00% 8/1/2023		3,040	3,080
G.O. Bonds, Series 2021-A, 5.00% 7/1/2028		1,000	1,149
G.O. Rev. Ref. Bonds, Series 2022-C, 5.00% 7/1/2031		4,000	4,886
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 2.75% 12/1/2035		2,500	2,211
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 6/1/2045		180	180
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 12/1/2046		325	325
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Hearthside Lawrenceville Project), Series 2022, 2.25% 10/1/2025 (put 10/1/2024)		9,607	9,490
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-B, (3-month USD-LIBOR x 0.67 + 0.75%) 3.677% 4/1/2048 (put 9/1/2023)[2]		1,000	1,000
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 3.757% 8/1/2048 (put 12/1/2023)[2]		13,895	13,916
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 8/1/2049 (put 12/2/2024)		2,100	2,114
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)		21,360	21,413
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)		2,625	2,505
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 5.00% 11/1/2027		750	825
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 5.00% 11/1/2029		750	851
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2029		660	739
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2030		680	774
Municipal Electric Auth., General Resolution Projects Bonds, Series 2020-A, 5.00% 1/1/2031		1,250	1,444
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2031		3,300	3,811
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2032		2,645	3,084
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2033		1,255	1,454
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2027		205	224
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2029		495	561
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030		430	493
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2025		1,000	1,041
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2027		1,000	1,082
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2028		205	229
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2029		1,390	1,544
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2029		240	272
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2030		1,000	1,110
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030		290	333
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2028		160	175
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2029		165	182
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2030		175	194
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2031		165	182
Municipal Electric Auth., Power Rev. Bonds, Series 2018-HH, 5.00% 1/1/2029		2,000	2,203
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2026		1,710	1,819
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2027		1,020	1,103
Municipal Electric Auth., Project One Bonds, Series 2016-A, 5.00% 1/1/2028		1,500	1,608
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2028		1,270	1,399
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2029		1,655	1,854
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2030		1,025	1,147
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2031		1,390	1,555
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2031		2,000	2,310
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2031		1,720	1,986
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2032		2,315	2,700

American Funds Tax-Exempt Funds	51

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Dallas Manor Apartments Project), Series 2021, 0.25% 10/1/2024 (put 10/1/2023)	USD	1,265	$1,234
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2029		230	259
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2030		530	604
County of Rockdale, Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Conyers Project), Series 2022, 3.625% 2/1/2026 (put 2/1/2025)		14,590	14,673
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (TISHCO Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2/1/2025 (put 2/1/2024)		3,190	3,121
County of Walker, Dev. Auth., Multi Family Housing Rev. Bonds (Gateway at Rossville Project), Series 2021-B, 0.46% 12/1/2024 (put 12/1/2023)		4,775	4,640
			187,082

Guam 0.01%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.25% 7/1/2024		450	453

Hawaii 0.03%
Highway Rev. Bonds, Series 2021, 5.00% 1/1/2027		1,000	1,103
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 8/1/2023		1,000	1,009
			2,112

Idaho 0.10%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029		235	266
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2030		600	689
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2031		600	699
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2032		185	218
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 7/15/2026		1,515	1,651
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 5.00% 7/15/2029		1,345	1,554
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2029		600	700
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2030		450	534
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2031		750	902
			7,213

Illinois 4.41%
Village of Bolingbrook, G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2013-A, 0% 1/1/2035 (preref. 7/1/2023)		9,800	5,344
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 6/15/2024		4,230	4,254
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2025		4,515	4,576
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2025		475	492
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2026		6,400	6,525
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2023		2,000	2,036
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-B, 5.00% 1/1/2028		500	512
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 6/1/2024		650	669
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2014, 5.00% 1/1/2028		385	391
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2024		1,500	1,530
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2025		2,000	2,079
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2026		1,165	1,236
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2023		200	203
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026		5,225	5,587
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2027		1,750	1,867
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028		1,500	1,588

52	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Water Rev. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.00% 11/1/2029	USD	1,000	$1,090
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030		1,400	1,478
City of Chicago, Water Rev. Bonds, Series 2001, AMBAC insured, 5.75% 11/1/2030		2,415	2,721
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2023		2,080	2,114
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 11/1/2025		775	781
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028		355	382
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 6/1/2025		1,935	2,062
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 6/1/2023		350	354
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 12/1/2023		200	202
County of Cook, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2033		1,175	1,376
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2025		110	116
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2027		500	551
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2028		400	448
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 5.00% 7/1/2025		225	237
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 5.00% 7/1/2026		240	258
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033		975	871
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 11/1/2030		6,000	6,201
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2025		125	131
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2026		120	129
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2033		3,000	3,279
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2019, 5.00% 4/1/2028		1,280	1,413
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2027		5,000	5,322
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 8/15/2027		2,000	2,230
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 8/15/2031		1,485	1,743
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2026		1,680	1,821
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2027		250	265
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)		3,320	3,545
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2024		2,230	2,270
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030		2,000	2,094
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 2.36% 5/1/2042 (put 5/1/2026)[2]		1,420	1,380
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2024		1,425	1,463
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2025		3,405	3,574
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2028		3,535	3,883
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 7/1/2043		15,850	16,040
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2028		5,000	5,248
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2029		5,000	5,243
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 4.00% 11/15/2039		500	485
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2029		2,925	3,335
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2030		2,565	2,968
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039		2,500	2,516
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 10/1/2025		2,765	2,960
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2033		365	420
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2023		750	763
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2026		1,935	2,053
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2029		1,500	1,578
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.70% 5/1/2040 (put 9/1/2023)		2,030	2,002
G.O. Bonds, Series 2013, 5.00% 7/1/2023		1,710	1,726
G.O. Bonds, Series 2022-A, 5.00% 3/1/2024		1,945	1,990
G.O. Bonds, Series 2022-A, 5.00% 3/1/2026		1,710	1,809
G.O. Bonds, Series 2020-B, 5.00% 10/1/2026		7,000	7,460
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2026		2,500	2,667
G.O. Bonds, Series 2020-B, 5.00% 10/1/2029		19,720	21,567

American Funds Tax-Exempt Funds	53

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
G.O. Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2025	USD	5,500	$5,723
G.O. Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2026		8,050	8,518
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028		2,500	2,664
G.O. Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2028		4,000	4,324
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046		1,365	1,358
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046		880	879
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048		4,510	4,565
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 7/1/2026		420	390
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Bellwood Senior), Series 2022, 4.00% 3/1/2043 (put 12/1/2024)		5,545	5,599
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Berry Manor), Series 2022, 4.00% 9/1/2025 (put 9/1/2024)		810	820
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2/1/2024 (put 2/1/2023)		5,585	5,585
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.66% 5/15/2050 (put 5/15/2025)[2]		5,825	5,825
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Terrance Senior), Series 2022, 2.375% 4/1/2025 (put 4/1/2024)		5,530	5,494
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046		780	784
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048		1,510	1,525
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049		4,685	4,767
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051		13,820	13,603
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 4/1/2023		2,700	2,710
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 6/15/2030		3,320	2,573
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023		1,725	1,752
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2024		1,335	1,333
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025		205	204
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2025		1,185	1,226
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2026		1,000	1,046
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027		1,650	1,735
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2035		440	247
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2025		2,000	2,155
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2026		2,500	2,762
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2027		4,000	4,234
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 10/1/2029		325	361
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 6/1/2023		6,125	6,171
Sales Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 6/15/2031		2,250	2,398
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 11/1/2036 (preref. 11/1/2023)		3,080	3,182
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 11/1/2043 (preref. 11/1/2023)		2,500	2,580
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2027		950	1,034
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-B, 5.00% 1/1/2028		515	583
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 1/1/2031		1,650	1,927
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033		1,000	1,079
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2025		740	777
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2026		4,000	4,314
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2028		2,760	3,123
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 4/1/2025		135	142
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2028		2,100	2,355
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2030		2,310	2,670

54	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 4/1/2023	USD	2,200	$2,210
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 4/1/2026		1,120	1,175
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2023		1,110	1,105
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 10/1/2024		30	30
County of Will, G.O. Bonds, Series 2016, 5.00% 11/15/2045 (preref. 11/15/2025)		4,225	4,511
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.625% 3/1/2023		1,104	1,104
			314,734

Indiana 1.78%
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 12/1/2038 (put 4/1/2026)		1,885	1,685
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 5/1/2042 (preref. 5/1/2023)		8,860	8,917
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 11/1/2026		1,365	1,491
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 11/1/2027		1,530	1,707
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030		2,000	1,800
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030		10,970	10,910
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030		3,300	2,970
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 3/1/2026		500	526
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 3/1/2027		500	526
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 3/1/2028		500	525
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2/1/2023		2,310	2,310
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028		575	652
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2029		1,000	1,157
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2030		2,000	2,361
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 10/1/2023		2,760	2,807
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2023		1,080	1,098
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 10/1/2028		2,800	3,209
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2028		1,400	1,597
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2023		300	302
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.50% 2/1/2025		2,295	2,298
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 11/1/2023		805	814
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Biggs Project), Series 2022, 2.00% 4/1/2025 (put 4/1/2024)		1,875	1,853
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Justus Project), Series 2021, 0.33% 6/1/2024 (put 6/1/2023)		7,262	7,176
Housing and Community Dev. Auth., Multifamily Housing Rev. Bonds (Emerald Pointe Apartments Project), Series 2022, 5.00% 11/1/2025 (put 11/1/2024)		1,125	1,155
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035		3,000	2,327
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 7/1/2038		440	438
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 1/1/2039		290	290
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049		1,125	1,134
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 3.25% 7/1/2049		1,940	1,928
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050		2,890	2,848
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052		4,375	4,299
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053		1,735	1,851
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053		420	464
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030		625	685

American Funds Tax-Exempt Funds	55

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana (continued)
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	USD	625	$690
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 4.50% 6/1/2039		1,440	1,475
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 6/1/2023		935	942
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 6/1/2024		1,185	1,221
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2026		340	366
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2027		330	364
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2028		435	491
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2029		265	305
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2030		435	510
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2032		1,000	1,170
City of Indianapolis, Local Public Improvement Bond Bank Rev. Bonds, Series 2018-A, 5.00% 1/1/2037 (preref. 1/1/2029)		3,000	3,476
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2028		1,680	1,716
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2029		1,055	1,077
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2030		1,200	1,224
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2031		800	815
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2026		2,000	2,075
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028		1,095	1,166
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 1/1/2029		5,250	5,806
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2031		4,455	4,607
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2033		1,500	1,549
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028		3,000	3,280
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2/1/2025 (put 2/1/2024)		10,590	10,241
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2032		300	364
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2033		350	423
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2034		500	601
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 6/1/2025		1,515	1,514
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-A, 3.05% 6/1/2025		2,005	2,017
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 3/1/2046 (put 3/1/2023)		1,535	1,537
			127,132

Iowa 0.39%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)		2,000	2,002
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-A, 1.80% 7/1/2030		2,020	1,790
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047		3,665	3,737
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049		220	220
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020, 3.25% 7/1/2050		3,305	3,285
Fin. Auth., Solid Waste Fac. Rev. Green Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Project), Series 2021, AMT, 1.50% 1/1/2042 (put 4/1/2024)		5,095	5,011
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)		7,560	7,850

56	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Iowa (continued)
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2028	USD	1,400	$1,510
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2031		1,500	1,660
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2033		700	769
			27,834

Kansas 0.08%
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2033		850	1,010
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2034		355	418
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2035		500	583
Turnpike Auth., Rev. Ref. Bonds, Series 2020-A, 3.00% 9/1/2025		950	964
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2020-A, 3.00% 9/1/2027		1,215	1,246
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 3/1/2027		1,315	1,446
			5,667

Kentucky 1.06%
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032		9,655	8,221
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027		5,975	5,149
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 8/1/2024 (put 2/1/2024)		2,520	2,431
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 4/1/2024 (put 10/1/2023)		12,525	12,176
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 10/1/2024 (put 10/1/2023)		6,500	6,340
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds, Series 2001-A, 0.90% 9/1/2026		1,000	930
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033		2,750	2,285
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 9/1/2039 (put 10/1/2029)		6,000	5,588
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 0.70% 6/1/2040 (put 9/1/2023)		2,050	2,021
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 1/1/2049 (put 1/1/2025)		1,620	1,620
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 12/1/2049 (put 6/1/2025)		6,445	6,464
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)		13,960	13,941
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)		5,500	4,782
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031		3,000	3,603
			75,551

Louisiana 1.57%
City of Alexandria, Utilities Rev. Bonds, Series 2013-A, 5.00% 5/1/2038 (preref. 5/1/2023)		1,000	1,006
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 1/1/2029		1,000	1,071
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 8/1/2028		2,000	2,258
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)		19,695	17,383
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2/1/2027		1,000	1,106
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2/1/2028		1,000	1,131
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2/1/2029		1,000	1,155
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-A, 0.60% 5/1/2043 (put 5/1/2023)		10,870	10,786
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 5/1/2043 (put 5/1/2023)		15,130	15,013
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 3.51% 5/1/2043 (put 5/1/2026)[2]		7,390	7,240
Grant Anticipation Rev. Bonds, Series 2021, 5.00% 9/1/2023		3,665	3,720
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Project), Series 2021, 0.35% 4/1/2024 (put 4/1/2023)		6,985	6,941

American Funds Tax-Exempt Funds	57

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Louisiana (continued)
Housing Corp., Multi Family Housing Rev. Bonds (Byers Estates V Project), Series 2021, 0.35% 4/1/2024 (put 4/1/2023)	USD	2,385	$2,371
Housing Corp., Multi Family Housing Rev. Bonds (Hollywood Acres and Hollywood Heights Projects), Series 2019, 0.55% 12/1/2023		4,200	4,084
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 8/1/2024 (put 8/1/2023)		2,225	2,185
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2020-B, 3.50% 6/1/2050		830	831
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 12/1/2051		1,100	1,084
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2022-A, 5.00% 6/1/2052		7,485	7,953
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 12/1/2027		2,600	2,922
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030		955	860
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2029		1,000	1,134
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2027		1,000	1,061
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2028		900	954
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop, LLC Project), Series 2007-A, 1.65% 9/1/2027 (put 12/1/2023)		7,070	6,993
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop, LLC Project), Series 2013-A, 1.65% 9/1/2033 (put 12/1/2023)		665	658
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2020-B, 5.00% 5/15/2050 (put 5/15/2025)		3,055	3,196
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 6/1/2037 (put 7/1/2024)		1,225	1,200
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 12/1/2023		280	283
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 12/1/2024		215	224
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 12/1/2025		400	418
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 12/1/2026		380	412
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 5/15/2023		4,320	4,348
			111,981

Maine 0.04%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2026		190	204
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2027		210	229
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2028		255	282
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2029		245	274
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2030		150	170
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 11/15/2047		205	206
Housing Auth., Mortgage Purchase Bonds, Series 2019-E, 3.75% 11/15/2049		1,360	1,367
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035		255	254
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 11/15/2040		60	60
			3,046

Maryland 1.05%
County of Anne Arundel, G.O. Rev. Ref. Water and Sewer Bonds, Series 2022, 5.00% 4/1/2026		885	963
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 2.10% 3/1/2033		1,000	876
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		65	65
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 9/1/2044		130	130
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048		1,375	1,411
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048		3,260	3,319

58	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	USD	2,560	$2,560
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050		1,800	1,814
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050		8,695	8,645
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051		11,625	11,466
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051		13,652	13,413
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2021, Series 2022-D-2, 4.00% 8/1/2028		2,500	2,738
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2021, Series 2022-D-2, 4.00% 8/1/2029		6,000	6,635
County of Howard, Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-D, 5.00% 2/15/2030		1,780	2,026
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049		2,865	2,911
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048		1,670	1,683
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 10/1/2024		165	172
Dept. of Transportation, Consolidated Transportation Bonds, Series 2017-2, 5.00% 9/1/2026		1,080	1,188
Dept. of Transportation, Consolidated Transportation Bonds, Series 2016, 5.00% 11/1/2026		950	997
Dept. of Transportation, Consolidated Transportation Bonds, Series 2019, 3.00% 10/1/2030		3,800	3,851
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034		5,000	4,342
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 5.00% 7/1/2033		1,000	1,182
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2017, 5.00% 6/15/2028		1,200	1,346
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2019, 5.00% 6/1/2030		1,155	1,352
			75,085

Massachusetts 0.84%
Clean Water Trust, Revolving Fund Green Bonds, Series 2022, 5.00% 2/1/2032		1,000	1,232
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-A, 5.00% 2/1/2032		500	616
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-B, 5.00% 2/1/2032		875	1,078
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates, LP Issue), Series 2021-B, 0.25% 7/1/2024 (put 7/1/2023)		2,660	2,620
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2012-C, 5.25% 7/1/2025		2,390	2,395
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2031[3]		1,000	970
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 2.26% 7/1/2049 (put 1/29/2026)[2,3]		1,875	1,850
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 7/1/2038 (put 1/30/2025)		5,000	5,224
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-4, 5.00% 7/1/2038 (put 1/25/2024)		2,500	2,551
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2024		2,000	2,056
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2025		1,275	1,331
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2026		1,150	1,220
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2027		1,150	1,220
Dev. Fin. Agcy., Rev. Bonds (Williams College Issue), Series 2011-N, 0.45% 7/1/2041 (put 7/1/2025)		1,300	1,211
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 7/1/2023		2,500	2,523
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 7/1/2035		245	245
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 7/1/2036		65	62
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037		2,200	1,891
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038		4,120	3,927
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.30% 12/1/2023		545	534
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.40% 6/1/2024		700	677
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 6/1/2025		490	463
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 12/1/2043		25	25
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 12/1/2044		355	356
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 6/1/2045		160	160
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046		405	405
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047		6,615	6,516
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048		4,435	4,472
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050		1,105	1,175
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 215, 4.00% 12/1/2050		2,505	2,549
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039		550	550
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043		1,990	1,990

American Funds Tax-Exempt Funds	59

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Massachusetts (continued)
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 12/1/2044	USD	35	$35
Massachusetts Bay Transportation Auth., Sales Tax Green Bond Anticipation Notes, Series 2021, 4.00% 5/1/2025		455	472
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 7/1/2026		2,510	2,686
Transportation Fund Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2029		2,080	2,425
			59,712

Michigan 2.35%
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2025		1,000	1,072
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2026		1,000	1,096
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 4/15/2025		6,250	6,585
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 7/1/2023		1,215	1,227
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2027		2,000	2,100
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2026		1,000	1,052
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2029		2,000	2,179
County of Genesee, Water Supply System Limited Tax G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 11/1/2023		500	508
County of Genesee, Water Supply System Limited Tax G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 11/1/2024		850	874
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2032		1,250	1,437
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 7/1/2028		2,000	2,168
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2028		1,000	1,127
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 7/1/2029		2,000	2,168
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Mid Apartments Project), Series 2021, 0.40% 12/1/2024 (put 12/1/2023)		4,335	4,210
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 4/1/2025		1,700	1,615
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 1.80% 10/1/2031		1,000	883
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 6/1/2046		245	246
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		6,515	6,509
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048		1,375	1,373
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049		11,185	11,370
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049		5,620	5,727
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050		2,580	2,599
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050		6,350	6,359
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052		15,675	15,433
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053		19,160	20,376
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053		26,645	29,067
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2030		500	571
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2031		750	868
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2032		745	874
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2033		1,040	1,212
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2023		300	300
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2030		700	804
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2031		2,460	2,824
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2020-A, 5.00% 8/15/2030		950	1,125
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.58% 8/1/2027 (put 8/1/2024)		3,500	3,327
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 10/1/2049 (put 10/1/2024)		4,290	4,180
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029		3,000	2,672
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030		16,780	14,705
Trunk Line Fund Bonds, Series 2021-A, 5.00% 11/15/2031		230	283
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-B, AMT, 5.00% 12/1/2030		1,075	1,217

60	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-B, AMT, 5.00% 12/1/2031	USD	1,135	$1,299
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 12/1/2025		1,000	1,057
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 12/1/2026		1,000	1,056
			167,734

Minnesota 1.49%
County of Dakota, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Ree-Aster House Apartments Project), Series 2020, 0.35% 6/1/2024 (put 6/1/2023) 4,000 3,953 G.O. Rev. Ref. Bonds, Series 2017-D, 5.00% 10/1/2025		2,540	2,727
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038		4,350	3,739
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2/1/2024 (put 2/1/2023)		5,475	5,475
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 7/1/2031		40	40
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 1/1/2038		225	226
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041		785	786
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		555	556
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046		580	577
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046		1,565	1,564
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047		290	292
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047		1,950	1,966
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048		2,555	2,580
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048		2,025	2,038
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049		8,650	8,820
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049		3,765	3,846
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050		1,115	1,117
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050		6,685	6,695
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051		3,445	3,397
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051		3,845	3,789
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052		6,655	6,553
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052		10,980	10,807
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052		13,645	13,426
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052		6,710	6,597
Municipal Gas Agcy., Commodity Supply Rev. Bonds, Series 2022-A, 4.00% 12/1/2052 (put 12/1/2027)		9,620	9,810
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2025		550	569
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2026		1,620	1,705
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2033		1,165	1,330
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2035		1,350	1,516
			106,496

Mississippi 0.50%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 3/1/2029 (put 9/1/2026)		1,460	1,295
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2025		1,245	1,301
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2026		1,045	1,117
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2023		850	863
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2024		1,000	1,039
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2026		3,425	3,634
Home Corp., Collateralized Multi Family Housing Rev. Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2/1/2024 (put 2/1/2023)		2,350	2,350
Home Corp., Multi Family Housing Rev. Bonds (Forest Park Apartments II, LP Project), Series 2022-4, 3.50% 7/1/2025 (put 7/1/2024)		10,921	10,941
Home Corp., Multi Family Housing Rev. Bonds (Southwest Village Apartments Project), Series 2022-2, 2.00% 2/1/2025 (put 2/1/2024)		2,775	2,749
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 12/1/2046		855	857
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 12/1/2048		2,015	2,037
Home Corp., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 6/1/2049		2,270	2,286

American Funds Tax-Exempt Funds	61

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mississippi (continued)
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 12/1/2050	USD	2,730	$2,694
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-A, 3.00% 6/1/2050		700	689
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-C, 5.00% 12/1/2052		1,875	1,999
			35,851

Missouri 0.79%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 5.00% 5/1/2052 (put 5/1/2028)		22,645	25,230
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 11/15/2025		1,500	1,599
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041		1,150	1,149
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047		1,230	1,254
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047		1,653	1,644
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049		975	991
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050		4,145	4,150
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052		2,705	2,665
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052		5,750	5,662
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052		4,350	4,320
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053		4,000	4,415
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038		80	80
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 11/1/2045		675	679
County of St. Charles, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Hidden Valley Estates), Series 2021, 0.27% 8/1/2025 (put 10/1/2023)		670	654
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2031		1,750	2,012
			56,504

Montana 0.27%
Board of Housing, Multi Family Housing Rev. Bonds (Spruce Grove Apartments Project), Series 2022, 2.75% 5/1/2025 (put 5/1/2024)		5,959	5,945
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 12/1/2042		155	154
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044		625	624
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045		2,530	2,572
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050		4,400	4,342
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050		2,985	3,034
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051		1,890	1,863
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051		975	960
			19,494

Nebraska 0.60%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)		10,870	11,492
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2026		1,155	1,227
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040		2,890	2,863
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 9/1/2044		240	241
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045		780	779
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		1,250	1,249
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046		1,105	1,104
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048		1,490	1,504

62	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nebraska (continued)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	USD	3,325	$3,358
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049		3,150	3,157
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050		1,915	1,889
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050		11,015	10,848
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050		3,055	3,059
			42,770

Nevada 0.98%
Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, 3.70% 1/1/2050 (put 1/31/2024)		5,500	5,501
Clark County School Dist., Limited Tax G.O. Bonds, Series 2016-F, 5.00% 6/15/2026		2,470	2,687
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 6/15/2026		1,550	1,688
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2033		760	904
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2029		770	894
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 1/1/2036 (put 3/31/2023)		1,355	1,352
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.50% 3/1/2023		655	655
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Rev. Ref. Bonds, Series 2017, 2.00% 9/1/2023		415	412
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.25% 9/1/2024		470	463
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.50% 9/1/2025		495	488
Housing Division, Multi Family Housing Rev. Bonds (Southwest Village Apartments), Series 2021, 0.47% 10/1/2024 (put 10/1/2023)		2,060	2,013
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 4/1/2049		1,370	1,387
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2025		2,185	2,276
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2027		1,200	1,269
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2031		6,415	7,565
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2032		3,000	3,572
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2033		3,000	3,545
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2034		3,430	4,025
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2035		7,835	9,020
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 6/1/2024		595	616
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2030		1,100	1,307
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2031		1,750	1,901
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2022-C, 5.00% 6/1/2032		5,000	6,133
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034		5,000	4,352
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2034		3,900	4,209
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2028		1,500	1,711
			69,945

New Hampshire 0.51%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2024		1,250	1,293
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2025		1,250	1,322
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2026		1,250	1,339
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2027		1,250	1,339
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 7/1/2023		600	606
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034		4,515	4,564

American Funds Tax-Exempt Funds	63

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Hampshire (continued)
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	USD	7,782	$7,808
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036		6,798	6,592
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 2.035% 10/1/2033 (put 7/1/2024)[2]		11,975	11,641
			36,504

New Jersey 1.81%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2023		1,000	1,008
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2024		1,000	1,032
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2026		1,000	1,075
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2024		1,500	1,546
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2026		1,000	1,076
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 5.00% 6/15/2029		500	567
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.00% 6/15/2036		1,000	1,052
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 6/1/2023		2,025	2,011
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-E, AMT, 0.85% 12/1/2025		905	848
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)		1,345	1,220
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.20% 11/1/2034 (put 6/1/2023)		11,105	11,029
Educational Facs. Auth., Rev. Ref. Bonds (Princeton University), Series 2021-C, 3.00% 3/1/2035		2,585	2,571
Health Care Facs. Fncg. Auth., Rev. Bonds (Atlanticare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2032		680	794
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2025		1,340	1,421
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2027		1,250	1,359
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2025		1,000	1,061
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2027		1,150	1,279
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041		10,130	10,258
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039		6,150	6,031
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026		335	359
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 5.00% 12/1/2027		1,000	1,110
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2027		335	365
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039		2,005	1,966
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040		6,485	5,549
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 12/1/2024 (put 12/1/2023)		7,035	6,937
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2021-H, 1.85% 10/1/2033		1,020	818
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048		5,470	5,612
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050		4,690	4,834
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051		8,790	8,806
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053		17,945	19,150
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM insured, 5.00% 11/1/2036		500	563
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM insured, 5.00% 11/1/2037		500	559
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029		225	243
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 6/15/2028		3,000	3,233
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 6/15/2029		7,000	7,933
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2032		2,000	2,226
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2033		1,625	1,898
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2034		1,450	1,674
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2028		2,750	3,099

64	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2015-AA, 5.00% 6/15/2023	USD	1,000	$1,008
Turnpike Auth., Turnpike Rev. Bonds, Series 2014-A, 5.00% 1/1/2028		1,400	1,449
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028		2,380	2,578
			129,207

New Mexico 1.33%
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 8/1/2025		400	426
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 8/1/2026		275	301
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 8/1/2027		400	447
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 8/1/2028		375	428
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051		21,075	19,169
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-A, 2.15% 4/1/2033		2,100	1,765
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 6/1/2040 (put 6/1/2023)		16,250	16,107
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 6/1/2040 (put 6/1/2024)		19,130	18,485
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2029		1,195	1,375
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2030		1,110	1,269
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046		1,410	1,397
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048		725	722
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049		605	612
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049		990	1,001
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050		6,465	6,589
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050		2,535	2,570
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-B, Class I, 3.00% 1/1/2051		3,310	3,262
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 1/1/2052		6,735	6,632
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052		4,095	4,030
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 11/1/2039 (put 5/1/2025)		8,430	8,738
			95,325

New York 7.85%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 6/1/2024		395	407
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2021-B, 5.00% 7/1/2028		1,650	1,889
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2021-B, 5.00% 7/1/2029		1,350	1,574
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2021-B, 5.00% 7/1/2030		590	701
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2030		9,040	10,115
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-D, 5.00% 2/15/2030		3,640	4,301
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2030		12,000	13,828
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2030		15,000	17,753
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 3/15/2030		2,475	2,929
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 3/15/2031		3,170	3,805
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2032		5,000	5,973
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2032		6,205	7,598
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2/15/2033		1,000	1,171
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 3/15/2024 (escrowed to maturity)		5,000	5,149
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2016-A, 5.00% 3/15/2028		1,740	1,908
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2033		1,405	1,586
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 3/15/2038		1,000	1,024
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2032		350	436
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2033		425	525
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2034		250	306
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 11/1/2023		3,725	3,686
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 5/1/2024		1,765	1,737

American Funds Tax-Exempt Funds	65

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-K, 0.70% 11/1/2024	USD	6,415	$6,182
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 11/1/2024		2,780	2,659
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.95% 5/1/2025		2,000	1,887
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 11/1/2025		21,920	20,227
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 11/1/2025		5,500	5,116
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 1.10% 5/1/2026		2,250	2,082
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 11/1/2056 (put 11/1/2025)		5,360	4,972
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-2, 0.65% 11/1/2056 (put 11/1/2025)		3,225	2,976
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 11/1/2056 (put 11/1/2025)		3,795	3,539
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-K-2, 1.00% 11/1/2061 (put 11/1/2026)		2,245	2,069
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)		20,915	19,042
Housing Fin. Agcy., Affordable Housing Rev. Ref. Bonds, Series 2020-H, 1.75% 5/1/2030		1,685	1,468
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.45% 11/15/2029		1,650	1,393
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 11/15/2030		4,000	3,358
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 11/15/2031		2,000	1,672
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 3.808% 5/1/2033 (put 10/1/2023)[2]		2,670	2,669
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 3.808% 5/1/2033 (put 10/1/2023)[2]		5,795	5,793
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-B-4, 5.00% 11/15/2023		5,000	5,098
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2013-E, 5.00% 11/15/2023		350	355
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 11/15/2024		5,050	5,221
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2027		3,150	3,231
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)		20,100	21,983
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2024		1,165	1,204
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 11/15/2027		2,815	2,905
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-1, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 3.431% 11/1/2032 (put 4/1/2024)[2]		5,000	5,019
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 3.431% 11/1/2032 (put 4/1/2024)[2]		4,025	4,040
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 3.681% 11/1/2032 (put 4/1/2026)[2]		3,990	3,965
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2023		1,035	1,049
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2023		305	309
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025		2,250	2,367
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2018-B, 5.00% 11/15/2025		1,700	1,788
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2027		535	576
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2028		1,185	1,281
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2029		1,945	2,067
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032		1,050	1,150
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.55% 10/1/2023		380	374
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.65% 4/1/2024		715	696
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.75% 10/1/2024		825	794
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		465	463
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 10/1/2034		55	55
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 225, 2.00% 10/1/2035		1,675	1,334
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037		1,120	1,122
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 4/1/2041		35	35
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044		3,810	3,806
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045		13,900	13,709
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045		1,405	1,403
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046		990	995
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047		2,880	2,878
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		1,200	1,218
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049		7,865	7,943
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051		4,150	4,129
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052		3,680	3,689
New York City G.O. Bonds, Series 2014-G, 5.00% 8/1/2023		1,550	1,570
New York City G.O. Bonds, Series 2015-A, 5.00% 8/1/2025		2,000	2,136
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2027		1,200	1,348

66	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2028	USD	1,000	$1,053
New York City G.O. Bonds, Series 2017-C, 5.00% 8/1/2028		4,300	4,780
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2028		1,400	1,612
New York City G.O. Bonds, Series 2016-C, 5.00% 8/1/2029		1,000	1,075
New York City G.O. Bonds, Series 2008-L-6, 5.00% 4/1/2030		2,000	2,317
New York City G.O. Bonds, Series 2019-E, 5.00% 8/1/2030		2,235	2,580
New York City G.O. Bonds, Series 2020-C-1, 5.00% 8/1/2030		12,815	15,291
New York City G.O. Bonds, Series 2022-B, 5.00% 8/1/2031		1,200	1,458
New York City G.O. Bonds, Series 2022-C, 5.00% 8/1/2031		9,000	10,932
New York City G.O. Bonds, Series 2008-L-5, 5.00% 4/1/2032		1,030	1,242
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2032		4,435	5,379
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2032		2,110	2,458
New York City G.O. Bonds, Series 2019-E, 5.00% 8/1/2033		1,000	1,147
New York City G.O. Bonds, Series 2022-B-1, 5.00% 10/1/2033		1,000	1,223
New York City G.O. Bonds, Series 2022-A-1, 5.00% 9/1/2034		1,645	1,987
New York City G.O. Bonds, Series 2014-D-3, 5.00% 8/1/2038 (put 2/1/2024)		1,015	1,025
New York City G.O. Bonds, Series 2015-F-4, 5.00% 6/1/2044 (put 12/1/2025)		3,210	3,374
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2024		375	384
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2026		2,055	2,223
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2027		2,675	2,962
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048		320	313
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-D-2, 0.70% 5/1/2060 (put 11/1/2024)		1,450	1,372
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-3, 1.125% 5/1/2060 (put 11/1/2024)		2,900	2,789
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)		4,560	4,274
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 5/1/2050 (put 12/29/2023)		5,150	5,150
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 5/1/2059 (put 7/3/2023)		1,400	1,390
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 11/1/2060 (put 5/1/2025)		14,905	14,027
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.10% 5/1/2032		1,055	944
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2022-A, 2.80% 11/1/2034		2,520	2,334
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.10% 11/1/2036		1,340	1,042
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 5/1/2061 (put 7/1/2025)		9,395	8,783
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2025		1,000	1,044
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2029		465	546
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-EE, 5.00% 6/15/2030		6,400	7,660
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-CC-2, 5.00% 6/15/2035		4,520	5,396
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2/1/2023		680	680
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-1, 5.00% 11/1/2025		420	452
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 11/1/2027		5,000	5,289
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-C, 5.00% 11/1/2028		1,000	1,114
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 11/1/2030		3,625	4,363
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 5/1/2031		760	913
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 11/1/2031		2,000	2,450
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 5/1/2032		1,000	1,195
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 5.00% 11/1/2032		4,500	5,370
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 11/1/2032		3,000	3,647
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-A-1, 5.00% 8/1/2035		1,200	1,435
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2023-D-1, 5.25% 11/1/2037		4,500	5,341
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 4.00% 3/1/2023		850	851

American Funds Tax-Exempt Funds	67

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Port Auth., Consolidated Bonds, Series 223, AMT, 5.00% 7/15/2023	USD	1,405	$1,417
Port Auth., Consolidated Bonds, Series 195, AMT, 5.00% 10/1/2025		1,540	1,621
Port Auth., Consolidated Bonds, Series 221, AMT, 5.00% 7/15/2028		1,000	1,105
Port Auth., Consolidated Bonds, Series 227, AMT, 2.00% 10/1/2031		1,505	1,298
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 10/15/2023		5,000	5,066
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/15/2032		1,000	1,224
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/15/2034		865	1,045
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 12/1/2025		225	221
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 1/1/2030		1,000	1,125
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 3/15/2033		2,855	3,401
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2023		1,500	1,522
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2024		2,690	2,782
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2026		1,000	1,063
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2027		1,340	1,456
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2029		810	904
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2030		1,150	1,273
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2032		8,900	9,979
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2035		550	582
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033		4,000	4,009
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2026		15,240	16,752
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2027		6,430	7,243
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2031		2,000	2,452
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2022-E-2B, 5.00% 11/15/2032		2,755	3,398
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034		450	554
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2030		1,375	1,564
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2028		4,520	4,881
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2028		2,750	3,135
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 3/15/2029		1,500	1,542
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2029		1,750	2,038
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2030		2,250	2,423
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2030		2,000	2,374
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2031		1,000	1,197
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2033		2,940	3,502
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2025		1,320	1,349
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 12/15/2032		5,840	7,048
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe, LP Project), Series 2021, 0.28% 4/1/2024 (put 4/1/2023)		14,515	14,427
			560,448

North Carolina 1.18%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Ref. Bonds, Series 2014-A, 5.00% 7/1/2026		2,000	2,078
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 2.00% 6/1/2033		2,500	2,276
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 5/1/2024 (put 5/1/2023)		6,440	6,376

68	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Carolina (continued)
Grant Anticipation Rev. Vehicle Bonds, Series 2019, 5.00% 3/1/2023	USD	6,370	$6,383
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 1/15/2049 (put 12/1/2031)		5,970	7,051
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051		3,690	3,638
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047		560	569
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050		1,945	1,968
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051		13,970	13,753
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053		6,400	7,133
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 7/1/2039		2,020	2,006
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047		1,165	1,174
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048		1,475	1,491
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050		1,330	1,348
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050		8,220	8,346
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 6/1/2024 (put 6/1/2023)		4,115	4,086
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2023		2,430	2,442
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2029		1,500	1,684
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2030		1,000	1,081
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2031		1,000	1,079
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2031		1,370	1,546
Board of Governors of the University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (USD-SOFR x 0.67 + 0.65%) 3.531% 12/1/2041 (put 6/1/2025)[2]		2,500	2,507
County of Wake, Limited Obligation Bonds, Series 2021, 5.00% 3/1/2023		4,570	4,579
			84,594

North Dakota 0.79%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 5/1/2024		9,005	8,655
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 12/1/2029		750	832
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 12/1/2030		1,600	1,797
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 12/1/2031		950	1,078
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 12/1/2032		1,500	1,673
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046		8,835	8,827
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 1/1/2036		185	186
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 1/1/2038		90	90
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, (SIFMA Municipal Swap Index + 0.20%) 1.86% 1/1/2043 (put 7/1/2024)[2]		2,225	2,225
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 7/1/2046		1,495	1,501
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047		960	961
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 1/1/2048		5,095	5,136
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048		440	444
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049		1,610	1,635
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049		1,435	1,460
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050		1,240	1,249
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051		2,510	2,476
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052		4,930	4,857
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052		7,655	7,519
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053		3,275	3,623
			56,224

Ohio 2.48%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)		7,205	7,385
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2/1/2026 (put 11/1/2024)		2,650	2,522
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)		655	608
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026		1,000	961

American Funds Tax-Exempt Funds	69

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-C, AMT, 2.10% 4/1/2028 (put 10/1/2024)	USD	7,935	$7,705
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-A, AMT, 2.10% 1/1/2029 (put 10/1/2024)		15,000	14,565
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2028		680	745
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2030		350	390
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 12/1/2030		4,400	5,112
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 8/1/2027		570	629
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2029		1,945	2,246
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2029		510	590
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2030		840	989
City of Cleveland, Airport System Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2026		1,850	1,941
City of Cleveland, Water Rev. Bonds, Series 2020-FF, 5.00% 1/1/2027		1,100	1,215
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2025		950	985
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2026		1,000	1,057
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2027		1,500	1,601
County of Cuyahoga, Metropolitan Housing Auth., Multifamily Housing Rev. Bonds (Wade Park Apartments), Series 2022, 4.75% 12/1/2027 (put 12/1/2025)		2,715	2,822
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 9/1/2024 (put 9/1/2023)		1,205	1,180
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2027		270	302
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2028		625	714
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2/1/2025		400	408
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinatti, Sewer System Rev. Ref. Bonds, Series 2019-A, 5.00% 12/1/2029		1,000	1,173
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2024		160	162
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.00% 1/1/2026		300	313
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.00% 1/1/2027		545	577
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (John Carroll University Project), Series 2022, 5.00% 10/1/2032		1,000	1,102
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2025		1,180	1,236
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2030		2,500	2,940
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 3/1/2024 (put 3/1/2023)		5,110	5,095
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 9/1/2024 (put 9/1/2023)		440	430
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 11/1/2024 (put 11/1/2023)		3,080	3,000
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Marianna Terrace Apartments), Series 2022-A, 1.30% 3/1/2025 (put 3/1/2024)		4,270	4,173
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Post Oak Station Project), Series 2022, 3.35% 7/1/2025 (put 7/1/2024)		4,150	4,150
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046		1,520	1,519
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047		1,470	1,480
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047		975	985
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048		5,565	5,608
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049		2,060	2,106
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050		1,275	1,305
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050		9,730	9,820
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051		7,820	7,767

70	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	USD	1,840	$1,814
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 12/15/2028		4,570	5,263
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 12/15/2029		3,125	3,670
Major New State Infrastructure Project Rev. Bonds, Series 2022-1, 5.00% 12/15/2032		1,000	1,192
Major New State Infrastructure Project Rev. Bonds, Series 2022-1, 5.00% 12/15/2033		1,000	1,188
Major New State Infrastructure Project Rev. Bonds, Series 2022-1, 5.00% 12/15/2034		1,000	1,178
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2031		700	838
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2033		1,550	1,844
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029		505	575
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2030		900	1,039
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2031		800	937
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2032		750	877
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2033		570	663
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 11/15/2044 (preref. 11/15/2024)		6,500	6,795
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 6/30/2023		2,305	2,325
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2023		2,590	2,641
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 6/30/2024		655	674
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2024		1,360	1,413
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2026		865	903
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2027		500	520
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 11/1/2028		6,525	6,924
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 11/15/2032		1,000	1,102
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 11/15/2033		500	547
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2/15/2025		855	856
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 1998-A, National insured, 5.50% 2/15/2026		2,450	2,652
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2029		2,890	3,348
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2030		3,575	4,224
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2027		350	392
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2027		385	436
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2028		500	573
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2028		650	753
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2029		405	474
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2031		50	61
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2031		600	736
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2032		300	371
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2032		400	498
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2033		350	433
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2033		400	494
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2034		300	369
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2034		400	489
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 6/1/2023		1,575	1,589
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 6/1/2028		1,685	1,930
			177,213

Oklahoma 0.10%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 7/1/2023		5,065	5,117
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052		575	612
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 9/1/2032		1,000	1,178
			6,907

American Funds Tax-Exempt Funds	71

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Oregon 1.31%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2015-A, 5.00% 4/1/2026	USD	330	$349
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 6/1/2030		1,300	1,454
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 4/1/2031		600	628
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 12/1/2050		3,490	3,495
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051		7,115	6,984
G.O. Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052		590	628
G.O. Rev. Ref. Bonds (Higher Education), Series 2020-N, 5.00% 8/1/2028		500	574
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Anna Mann Apartments Project), Series 2021-AA, 0.75% 6/1/2041 (put 12/1/2024)		21,000	19,845
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 6/1/2024 (put 12/1/2023)		11,660	11,322
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 3/1/2024 (put 3/1/2023)		1,815	1,812
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2019-A, 2.45% 7/1/2034		1,220	1,068
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2015-A, 3.50% 7/1/2036		1,050	1,049
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-G, AMT, 4.00% 1/1/2040		1,075	1,079
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 1/1/2047		250	251
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047		2,895	2,914
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049		1,105	1,123
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-A, 3.50% 1/1/2051		2,775	2,779
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 1/1/2052		4,895	4,828
Housing and Community Services Dept., Multi Family Housing Dev. Rev. Bonds (Plaza Los Amigos Apartments Project), Series 2022-T-2, 3.00% 2/1/2026 (put 2/1/2025)		1,420	1,403
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2026		1,500	1,602
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2027		1,780	1,935
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2031		4,000	4,525
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2032		3,300	3,714
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-C, AMT, 5.00% 7/1/2024		1,400	1,439
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-A, 5.00% 7/1/2026		950	1,011
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2026		1,700	1,809
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 25-B, AMT, 5.00% 7/1/2032		1,500	1,665
Salem-Keizer School Dist. No. 24-J, G.O. Bonds, Series 2020-B, 5.00% 6/15/2035[1]		3,455	4,001
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 11/15/2027 (preref. 11/15/2024)		5,225	5,472
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2030 (preref. 11/15/2024)		2,735	2,864
			93,622

Pennsylvania 3.97%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2021-B, 5.00% 10/15/2025		740	789
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039		2,500	2,512
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 5.00% 6/1/2026		500	545
County of Berks, G.O. Bonds, Series 2015, 4.00% 11/15/2027 (preref. 11/15/2023)		700	709
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.231% 1/1/2030 (put 11/1/2025)[2]		2,420	2,358
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.231% 7/1/2031 (put 11/1/2025)[2]		3,225	3,143
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.231% 1/1/2032 (put 11/1/2025)[2]		2,545	2,480
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 11/15/2032 (preref. 11/15/2023)		1,520	1,551
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 11/15/2034 (preref. 11/15/2023)		1,315	1,341
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2019-A, 5.00% 7/1/2029		1,000	1,165
Delaware River Port Auth., Rev. Bonds, Series 2013, 5.00% 1/1/2030 (preref. 1/1/2024)		1,140	1,166
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 10/1/2023		8,895	8,704

72	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 6/30/2030	USD	3,000	$3,311
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 12/31/2030		8,350	9,254
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2023		5,540	5,581
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2024		5,230	5,343
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2024		4,900	5,034
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2025		6,685	6,875
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2026		1,775	1,846
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034		8,355	8,541
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)		18,000	15,997
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 8/1/2037 (put 8/1/2024)		2,100	1,996
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 2.06% 6/1/2041 (put 6/3/2024)[2]		4,840	4,716
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2014-A, 5.00% 2/1/2032		5,965	6,175
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 2.26% 6/1/2049 (put 6/1/2024)[2]		4,520	4,506
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2026		310	329
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2029		535	590
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030		400	443
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041		1,995	1,692
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042		2,460	2,144
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043		6,890	7,108
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 8/15/2027		1,200	1,343
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 8/15/2028		1,300	1,484
Higher Educational Facs. Auth., Rev. Ref. Bonds, Series 2015-AQ, 5.00% 6/15/2024		3,955	4,088
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-134A, 1.35% 4/1/2030		1,105	927
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 2.00% 4/1/2033		1,390	1,199
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033		4,690	4,757
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039		1,215	1,216
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 4/1/2040		125	125
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040		680	679
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041		145	145
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 10/1/2046		1,760	1,758
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 10/1/2046		2,985	2,982
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046		3,460	3,481
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050		7,780	7,680
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051		2,795	2,791
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051		3,825	3,778
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051		10,025	9,776
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052		23,520	22,910
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 6/1/2024 (put 6/1/2023)		10,640	10,509
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 8/1/2024 (put 8/1/2023)		3,425	3,363
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2025		1,000	1,053
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2026		1,920	2,060
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 2.76% 8/15/2038[2]		2,190	2,163
County of Lehigh, General Purpose Auth., Rev. Bonds (The Good Shepherd Group), Series 2021-A, 4.00% 11/1/2023		510	514

American Funds Tax-Exempt Funds	73

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
County of Luzerne, Industrial Dev. Auth., Rev. Ref. Bonds (Pennsylvania - American Water Co. Project), Series 2019, AMT, 2.45% 12/1/2039 (put 12/3/2029)	USD	4,500	$4,192
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2035		670	685
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2026		400	413
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2023		125	126
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 4.098% 8/15/2048 (put 8/15/2024)[2]		2,250	2,250
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2020-C, AMT, 5.00% 7/1/2028		1,220	1,337
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2021, AMT, 5.00% 7/1/2030		2,255	2,538
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2023		1,000	1,007
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2024		2,000	2,049
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2025		2,000	2,083
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2028		1,000	1,052
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2032		860	1,044
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2033		650	787
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2034		770	926
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2035		1,110	1,317
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2023		1,220	1,236
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2024		5,080	5,267
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2025		3,590	3,802
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 9/1/2025		1,200	1,271
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 9/1/2026		2,000	2,159
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2029		1,340	1,520
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2030		1,000	1,154
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2031		855	999
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2032		2,230	2,604
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2033		2,900	3,374
Philadelphia School Dist., G.O. Green Bonds, Series 2019-B, 5.00% 9/1/2028		3,740	4,179
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2029		335	380
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2030		1,245	1,436
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2031		1,500	1,753
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 9/1/2023		1,500	1,520
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 2.31% 9/1/2040 (put 12/1/2023)[2]		7,955	7,949
Saint Mary Hospital Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-PA, 5.00% 12/1/2029		1,000	1,133
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2027		1,060	1,153
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2028		1,500	1,687
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2028		725	832
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2029		875	1,021
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2030		1,700	2,016
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2030		1,675	1,986
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2030		1,250	1,424
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026		750	766
			283,152

Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029		450	501
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2030		625	704
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031		330	376
			1,581

74	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Rhode Island 0.29%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 6/15/2023	USD	500	$504
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 5.00% 10/1/2028		1,000	1,144
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 5/15/2026		2,000	2,119
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039		1,530	1,526
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051		12,465	12,275
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 10/1/2040 (put 10/1/2023)		1,790	1,789
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2025		525	554
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026		825	885
			20,796

South Carolina 1.52%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Haven at Congaree Pointe), Series 2022, 2.25% 10/1/2043 (put 10/1/2025)		16,012	15,749
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 6/1/2024 (put 6/1/2023)		4,715	4,658
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2028		100	113
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2029		500	579
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2013, 5.00% 2/1/2043 (preref. 2/1/2023)		5,380	5,380
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 7/1/2043		630	631
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 1/1/2047		1,320	1,328
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 7/1/2047		840	847
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048		1,640	1,674
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050		13,170	13,390
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		12,510	12,307
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052		6,440	6,402
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052		5,595	5,719
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		1,090	1,099
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (The Sullivan), Series 2021-B, 0.34% 4/1/2025 (put 4/1/2024)		5,935	5,694
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 6/1/2025 (put 6/1/2024)		4,300	4,179
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2029		1,360	1,527
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2031		1,600	1,834
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2032		1,625	1,847
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 12/1/2023 (escrowed to maturity)		125	128
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2028		2,455	2,623
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-A, 5.75% 12/1/2043 (preref. 12/1/2023)		5,120	5,258
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2028		1,000	1,049
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029		865	971
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2031		5,230	5,996
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2032		620	709
County of Richland, Environmental Improvement Rev. Ref. Bonds, Series 2014-A, AMT, 3.875% 4/1/2023		4,900	4,900
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Connecticut Village Apartments), Series 2022, 1.05% 8/1/2025 (put 8/1/2023)		350	343
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2029		1,705	1,895
			108,829

South Dakota 0.70%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 11/1/2030		20	20
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 5/1/2044		355	356
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 11/1/2044		60	60
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		285	286
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046		385	385
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046		3,890	3,886
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 11/1/2047		2,915	2,937
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048		4,770	4,875
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049		1,650	1,668

American Funds Tax-Exempt Funds	75

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Dakota (continued)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051	USD	9,275	$9,289
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051		21,525	21,195
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053		5,040	5,360
			50,317

Tennessee 1.05%
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 5.00% 7/1/2034		1,350	1,357
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045		220	220
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 7/1/2038		50	50
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042		1,625	1,630
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042		945	954
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042		1,270	1,280
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043		95	95
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 1/1/2045		130	131
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045		60	60
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046		200	200
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047		55	55
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048		1,620	1,647
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 1/1/2050		2,935	2,962
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050		2,490	2,534
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 7/1/2050		825	826
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053		3,860	4,079
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Farragut Pointe Apartments Project), Series 2021, 0.65% 12/1/2026 (put 12/1/2024)		7,600	7,036
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Rev. Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 10/1/2024 (put 10/1/2023)		3,035	2,956
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Tillman Cove Apartments), Series 2020, 0.55% 12/1/2024 (put 6/1/2024)		2,000	1,913
Metropolitan Government of Nashville and Davidson County, Electric System Rev. Bonds, Series 2021-A, 5.00% 5/15/2030		1,110	1,316
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2022-B, 4.00% 1/1/2035		4,635	5,034
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 7/1/2031		4,555	5,144
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2027		530	575
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028		625	688
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2033		855	997
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2034		2,415	2,797
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2035		725	830
School Bond Auth., Higher Education Facs., Second Program Bonds, Series 2015-B, 5.00% 11/1/2045 (preref. 11/1/2025)		3,030	3,240
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)		23,000	24,680
			75,286

Texas 11.71%
Abilene Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2025		2,000	2,105
Alamo Community College Dist., Limited Tax and Rev. Ref. Bonds, Series 2017, 5.00% 8/15/2028		8,625	9,652
Alamo Community College Dist., Maintenance Tax Notes, Series 2022, 5.00% 2/15/2030		3,750	4,418
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2023		795	796
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2025		600	632
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027		225	249
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2028		500	566
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2029		700	806
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2030		350	410
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2014-B, 0.45% 2/15/2036 (put 8/15/2023)		3,520	3,464
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2025		620	652
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026		1,545	1,668
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027		1,070	1,181

76	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2023	USD	885	$903
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2024		400	419
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2026		400	433
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2027		375	394
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2028		400	424
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2028		595	670
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2029		360	384
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2029		235	269
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 8/15/2027		2,310	2,569
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2027		1,280	1,424
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2028		750	851
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2029		1,310	1,513
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2030		830	970
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2031		445	527
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2027		500	556
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2028		650	737
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2030		850	980
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2031		880	1,012
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026		470	459
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2026		450	492
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2027		460	486
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2027		250	277
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2028		475	502
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2029		395	416
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2033		585	608
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2034		605	626
Arlington Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2026		325	352
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2028		1,125	1,218
City of Arlington, Permanent Improvement Bonds, Series 2021-A, 5.00% 8/15/2030		1,450	1,717
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2033		1,205	1,460
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2034		2,000	2,404
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035		1,500	1,779
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 12/1/2040 (put 12/1/2023)		13,115	12,754
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 8/1/2030		1,000	1,186
Austin Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/1/2029		1,000	1,169
Austin Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/1/2030		1,000	1,192
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 11/15/2029		2,000	2,331
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2029		1,000	1,166
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 5/15/2030		3,700	3,976
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2033		2,190	2,652
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2034		6,750	8,137
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035		4,085	4,874
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031		750	657

American Funds Tax-Exempt Funds	77

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2/15/2023	USD	900	$901
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2/15/2023		710	711
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2025		1,260	1,324
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2031		2,480	2,777
City of Bryan, Electric System Rev. Bonds, Series 2021, BAM insured, 5.00% 7/1/2025		235	250
City of Bryan, Electric System Rev. Bonds, Series 2021, BAM insured, 5.00% 7/1/2028		265	300
Cameron County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2/1/2024 (put 8/1/2023)		3,560	3,496
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2027		1,000	1,109
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 1/1/2041 (put 1/1/2024)		30,585	29,619
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2023		2,565	2,567
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2024		1,000	1,023
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2025		1,000	1,041
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2026		1,500	1,600
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2028		1,095	1,211
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2030		2,125	2,422
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2031		3,000	3,467
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2032		520	604
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2033		2,770	3,205
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2/15/2038 (put 8/15/2024)		4,165	3,964
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 8/15/2027		1,360	1,509
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2023		270	273
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2024		295	306
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2025		1,990	2,116
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2025		315	335
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2026		4,800	5,222
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026		245	267
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027		1,150	1,276
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027		315	350
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2027		500	542
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2028		2,535	2,864
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028		410	463
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2028		300	330
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2029		470	539
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2029		315	350
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2030		250	292
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2030		385	432
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2031		575	682
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 8/15/2030		1,500	1,757
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 8/15/2031		1,250	1,462
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031		615	532
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2027		675	756
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2028		2,125	2,432
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2027		490	546
Crandall Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A. 5.00% 8/15/2035		1,085	1,284
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2039 (preref. 8/1/2025)		1,665	1,735
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2028		310	354
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2029		400	461
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2031		1,045	1,203
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2032		855	983
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2024		3,100	3,184
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2026		1,000	1,083
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027		1,000	1,109

78	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-1, 0.28% 2/15/2040 (put 8/15/2024)	USD	1,895	$1,804
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2/15/2040 (put 8/15/2024)		4,465	4,250
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-A, AMT, 5.25% 11/1/2026		2,000	2,033
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 8/15/2034 (preref. 8/15/2024)		1,000	1,040
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 5.00% 2/15/2028		930	1,059
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 5.00% 2/15/2029		1,750	2,033
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 5.00% 2/15/2030		2,250	2,666
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Estates at Shiloh), Series 2019, 1.75% 7/1/2037 (put 7/1/2023)		5,315	5,277
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Highpoint at Wynnewood), Series 2022, 3.50% 2/1/2044 (put 2/1/2026)		2,320	2,335
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 1/1/2024 (put 7/1/2023)		6,845	6,744
Deer Park Independent School Dist., Limited Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2/15/2030		1,635	1,920
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2028		370	419
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2028		455	515
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2029		775	893
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2029		460	530
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2030		450	519
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2030		505	583
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 6/15/2027		1,000	1,120
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2028		7,320	7,999
Denton County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pathway on Woodrow Apartments), Series 2022, 5.00% 2/1/2026 (put 2/1/2025)		3,845	3,987
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2026		1,435	1,549
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2027		1,505	1,663
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2028		1,335	1,509
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2027		600	671
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2028		1,000	1,141
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2030		1,010	1,145
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2027		275	307
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2028		350	399
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2029		425	495
El Paso Independent School Dist., Maintenance Tax Notes, Series 2020, 2.00% 2/1/2040 (put 8/1/2023)		2,560	2,527
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2027		1,000	1,121
Forney Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-A, 5.00% 8/15/2029		1,255	1,466
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031		1,000	1,191
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2032		500	553
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2033		1,000	1,096
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)		14,525	13,151
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 8/1/2050 (put 8/1/2025)		5,740	5,428
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 8/15/2028		1,635	1,867
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2027		1,075	1,192
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2028		1,500	1,562
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2029		1,500	1,560
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030		630	654
Galveston Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2032		1,360	1,595
Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 8/1/2025 (put 8/1/2024)		6,140	5,866
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2028		275	307
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2029		385	439

American Funds Tax-Exempt Funds	79

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2030	USD	375	$434
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031		625	736
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2032		720	846
City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2/15/2024		1,365	1,400
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2028		1,060	1,202
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)		3,190	2,976
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 4/1/2053 (preref. 10/1/2023)		2,140	2,176
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 8/15/2040 (put 8/15/2024)		1,745	1,727
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 8/15/2045 (put 8/15/2025)		4,570	4,375
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2032		1,000	1,161
County of Harris, Flood Control Dist., Improvement Rev. Ref. Bonds, Series 2020-A, 5.00% 10/1/2027		910	1,024
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Contractual Obligations, Series 2015-B, 5.00% 11/1/2025		810	870
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Contractual Obligations, Series 2014, 5.00% 11/1/2027 (preref. 11/1/2024)		1,140	1,191
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 11/15/2024		3,000	3,122
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 6/1/2023		1,000	1,007
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 10/1/2041 (put 10/1/2024)		5,440	5,638
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 3.708% 11/15/2046 (put 7/1/2024)[2]		5,485	5,501
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 5/15/2050 (put 5/15/2025)		4,590	4,332
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 3.39% 7/1/2031[2]		125	125
Hays Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2027		1,790	1,987
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2/15/2031		1,230	1,330
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035		1,000	1,174
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 8/1/2025 (put 8/1/2023)		1,885	1,852
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 1/1/2025 (put 1/1/2024)		6,425	6,219
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (The Park at Kirkstall), Series 2021, 0.65% 12/1/2025 (put 12/1/2024)		11,650	10,989
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049		2,115	2,174
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		18,035	17,745
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049		5,260	5,387
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050		8,730	8,895
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051		7,615	7,632
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		19,065	18,745
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-A, 5.50% 9/1/2052		1,700	1,869
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053		10,050	11,416
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)		2,540	2,355
Housing Options, Inc., Multi Family Housing Rev. Bonds (Estelle Village Apartments), Series 2022, 3.90% 2/1/2026 (put 2/1/2025)		11,200	11,332
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 7/1/2028		1,000	1,101
City of Houston, Airport System Rev. Bonds, Series 2018-C, AMT, BAM insured, 5.00% 7/1/2025		1,250	1,310
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2026		1,380	1,471
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2029		1,500	1,648
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2029		1,700	1,893
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2030		1,035	1,133
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2030		3,440	3,882

80	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2036	USD	2,000	$2,212
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2027		500	549
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 12/1/2024 (escrowed to maturity)		2,500	2,393
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2027		550	616
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2028		500	572
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2029		490	571
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2030		650	757
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2025		85	88
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026		140	147
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028		355	380
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030		280	304
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031		160	175
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2027		2,460	2,630
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2027		1,050	1,143
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2028		1,250	1,383
City of Houston, Water and Sewer System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 12/1/2028 (escrowed to maturity)		1,300	1,135
Houston Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 8/1/2024 (put 8/1/2023)		8,190	8,043
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2034		2,260	2,716
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026		1,250	1,371
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 2.00% 2/1/2055 (put 8/1/2025)		3,750	3,680
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2027		1,350	1,460
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2/15/2031		1,000	1,146
Kaufman Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2028		1,445	1,559
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2026		205	222
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2026		1,110	1,199
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2024		2,500	2,601
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2023		575	576
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 11/1/2026		1,000	1,073
Love Field Airport Modernization Corp., General Airport Rev. Ref. Bonds, Series 2021, AMT, Assured Guaranty Municipal insured, 5.00% 11/1/2032		7,865	8,998
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 5/15/2031		1,800	2,160
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2024		2,505	2,581
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2029		1,000	1,154
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2030		1,000	1,176
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2033		2,010	2,285
Lumberton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2029		1,310	1,521
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 8/1/2029		2,915	3,357
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/1/2032		575	703
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/1/2034		1,615	1,953
Mansfield Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2028 (preref. 2/15/2025)		2,415	2,541
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2014, 5.00% 2/15/2034 (preref. 2/15/2024)		1,290	1,323

American Funds Tax-Exempt Funds	81

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 0.90% 5/1/2030 (put 9/1/2023)	USD	4,545	$4,456
McAllen Independent School Dist., Maintenance Tax Notes, Series 2020, 5.00% 2/15/2026		895	964
City of Mckinney, Waterworks and Sewer System Rev. Bonds, Series 2022, 5.00% 3/15/2029		400	459
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)		4,515	4,165
Midland County Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 6/1/2024 (put 6/1/2023)		4,000	3,953
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026		3,375	3,588
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.21% 9/15/2027[2]		1,885	1,840
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2025		1,215	1,262
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 2.00% 9/1/2033		1,790	1,556
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2034		1,040	1,012
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2036		1,345	1,235
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2029		1,150	1,344
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2030		1,000	1,173
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2031		1,075	1,260
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 8/15/2032		1,000	1,090
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2028		1,500	1,658
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2023		500	504
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2024		625	634
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2027		1,230	1,259
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2028		1,675	1,705
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 4/1/2030 (preref. 4/1/2025)		800	841
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Presbyterian Healthcare System Project), Series 1996, National insured, 5.75% 6/1/2026 (escrowed to maturity)		4,070	4,308
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 8/1/2040 (put 8/1/2024)		2,880	2,733
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 8/1/2032		215	230
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 12/15/2028		1,000	1,149
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 12/15/2031		850	1,025
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034		950	1,023
North Texas Municipal Water Dist., Contract Rev. Bonds (Sabine Creek Regional Wastewater System), Series 2022, Assured Guaranty Municipal insured, 5.00% 6/1/2030		1,000	1,169
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2027		1,000	1,097
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2029		2,000	2,278
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2027		1,000	1,021
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2028		2,000	2,145
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2030		300	313
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 1/1/2030		4,500	3,676
Northside Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/1/2027		850	950
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 4.00% 6/1/2035		1,705	1,790
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 6/1/2050 (put 6/1/2025)		7,415	7,003
Northwest Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2/15/2031 (preref. 2/15/2025)		1,000	1,053
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2030		1,070	1,262
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2031		1,000	1,178

82	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2/15/2038 (preref. 2/15/2023)	USD	700	$701
County of Nueces, Combination Tax and Limited Tax Rev. Ref. Certs. of Obligation, Series 2021-A, 5.00% 2/15/2029		460	526
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2/1/2024 (put 9/1/2023)		7,725	7,546
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2029		2,085	2,418
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2/15/2038		8,240	8,247
Pearsall Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 8/15/2030		1,275	1,480
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2023		1,715	1,717
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2023		3,690	3,693
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2/15/2029		1,065	1,153
Plano Public Fac. Corp., Multi Family Housing Rev. Bonds (K Avenue Lofts), Series 2021, 0.65% 12/1/2041 (put 12/1/2024)		9,500	9,211
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035		3,680	4,368
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2/15/2050 (put 8/15/2023)		3,145	3,125
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2028		1,400	1,571
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2029		1,495	1,709
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2030		950	1,085
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2031		1,450	1,656
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2028		1,250	1,379
City of San Antonio, Combination Tax and Rev. Certs. of Obligation, Series 2020, 5.00% 8/1/2028		1,030	1,177
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2/1/2048 (preref. 2/1/2023)		4,345	4,345
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2023		3,000	3,000
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2025		1,705	1,792
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027		180	198
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2028		1,000	1,124
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2029		1,135	1,302
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2032		380	458
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2029		1,000	1,114
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 5/15/2025		875	928
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 5/15/2026		1,000	1,089
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 5/15/2027		1,000	1,113
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 3/1/2026 (put 3/1/2025)		2,400	2,308
San Antonio Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 8/15/2028		1,875	2,152
San Antonio Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 8/15/2029		2,500	2,914
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2/1/2027		1,725	1,909
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2024		1,500	1,560
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2031		1,850	2,110
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2030		280	289
Tantum Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2023		1,145	1,146
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2029		5,020	5,389
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-E, 5.00% 11/15/2052 (put 5/15/2026)		9,315	9,933
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-F, 5.00% 11/15/2052 (put 11/15/2030)		6,965	7,961
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2034		2,000	2,094
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2022-A, 5.00% 7/1/2053 (put 7/1/2032)		15,990	18,341
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 7/1/2023		850	858
Tarrant Regional Water Dist., Water Transmission Fac. Contract Rev. Bonds (City of Dallas Project), Series 2021-A, 4.00% 9/1/2024		1,410	1,447
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2032		1,560	1,862
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2033		1,500	1,785
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2034		1,865	2,211

American Funds Tax-Exempt Funds	83

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2025	USD	1,500	$1,600
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 5/15/2025 (preref. 5/15/2023)		1,600	1,612
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2026		1,425	1,544
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2023		2,360	2,362
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2024		780	801
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2025		1,000	1,030
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 4/1/2028		1,000	1,083
Travis County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Airport Gateway Apartments), Series 2022, 4.125% 6/1/2045 (put 6/1/2027)		3,850	3,925
Travis County Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 9/1/2041 (put 2/1/2025)		28,045	26,323
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 8/1/2027		1,250	1,399
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2031		2,195	2,638
Trinity River Auth., Rev. Ref. Bonds (Tarrant County Water Project), Series 2015, 5.00% 2/1/2025		1,710	1,799
Trinity River Public Fac. Corp., Multi Family Housing Rev. Bonds (Cowan Place Apartments), Series 2021, 0.28% 10/1/2024 (put 10/1/2023)		5,000	4,876
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2025		1,030	1,101
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026		1,420	1,557
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2027		1,490	1,671
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2028		2,665	2,871
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 4/15/2024		1,665	1,718
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 4/15/2025		1,255	1,326
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2025		240	254
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2026		760	825
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2036		1,810	1,942
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 8/1/2028		815	927
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 8/1/2029		465	539
Waco Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 8/15/2027		1,615	1,767
Waco Public Facs. Corp. II, Multi Family Housing Rev. Bonds (Trendwood Apartments), Series 2022, 3.50% 8/1/2025 (put 8/1/2024)		9,860	9,892
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2/15/2030		1,820	2,141
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2018, 5.00% 8/1/2030		2,760	3,079
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 4/15/2023		1,455	1,463
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 10/15/2029		5,030	5,699
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 4/15/2030		2,490	2,937
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 4/15/2031		1,445	1,736
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2020, 4.00% 10/15/2031		4,835	5,383
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 10/15/2031		1,600	1,939
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 10/15/2032		1,405	1,698
Willis Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2034		500	593
			836,064

United States 0.04%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033		2,852	2,746

84	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Utah 0.97%
Board of Higher Education, General Rev. Green Bonds (University of Utah), Series 2022-A, 5.00% 8/1/2033	USD	1,750	$2,096
Canyons School Dist., Local Building Auth., Lease Rev. Bonds, Series 2021, 5.00% 6/15/2029		2,640	3,079
Central Valley Water Reclamation Fac., Sewer Rev. Green Bonds , Series 2021-C, 5.00% 3/1/2026		500	542
Central Valley Water Reclamation Fac., Sewer Rev. Green Bonds , Series 2021-C, 5.00% 3/1/2027		555	616
Housing Corp., Multi Family Housing Rev. Bonds (Fellowship Manor Apartments), Series 2022, 2.00% 10/1/2024 (put 10/1/2023)		7,031	6,991
Housing Corp., Multi Family Housing Rev. Bonds (New City Plaza Apartments Project), Series 2021, 3.50% 8/1/2025 (put 8/1/2024)		24,100	24,139
Housing Corp., Multi Family Housing Rev. Bonds (Three Link Towers Apartments), Series 2022, 2.00% 10/1/2024 (put 10/1/2023)		14,177	14,096
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		105	106
Provo City School Dist., G.O. Bonds, Series 2021, 5.00% 6/15/2029		1,575	1,837
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2025		450	477
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2026		620	674
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2028		2,800	3,068
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029		2,130	2,298
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029		1,000	1,111
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2030		1,990	2,240
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2028		500	560
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029		470	534
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2031		390	456
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032		500	592
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2033		600	721
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2034		500	597
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 6/15/2023		805	813
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2026		750	811
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2030		250	291
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2031		140	165
			68,910

Vermont 0.13%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 11/1/2047		1,840	1,841
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048		960	968
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2019-A, 4.00% 11/1/2049		1,900	1,934
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050		1,200	1,209
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2027		400	432
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2028		490	530
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2029		500	546
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 5.00% 6/15/2031		960	1,050
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039		470	419
			8,929

Virginia 1.66%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027		1,810	1,627
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2027		1,000	1,095
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2031		600	690
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2032		1,900	2,180

American Funds Tax-Exempt Funds	85

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	USD	5,400	$5,005
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027		1,250	1,123
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2/1/2033 (preref. 2/1/2023)		3,865	3,865
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2/1/2034 (preref. 2/1/2023)		2,020	2,020
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2027		290	305
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2029		375	399
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2030		375	401
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 1/1/2041 (put 1/1/2024)		10,850	10,437
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Oakwood North Four Project), Series 2021, 0.41% 5/1/2025 (put 5/1/2024)		7,570	7,248
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2028		1,950	2,045
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2029		2,165	2,283
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2030		2,275	2,391
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031		1,195	1,252
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2014-A, 5.00% 7/1/2028 (preref. 7/1/2024)		2,915	3,021
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2023		575	581
City of Hopewell, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hopewell Heights Apartments), Series 2021-A, 0.49% 12/1/2024 (put 12/1/2023)		8,935	8,684
County of Loudoun, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (The View at Broadlands Project), Series 2022, 2.00% 4/1/2025 (put 4/1/2024)		14,360	14,206
County of Loudoun, G.O. Public Improvement Rev. Ref. Bonds, Series 2020-A, 2.00% 12/1/2034		1,000	852
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 11/1/2035 (put 6/1/2023)		4,000	3,977
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 1/1/2030		975	1,088
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 1/1/2034		1,425	1,627
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2031		5,000	5,072
City of Norfolk, G.O. Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)		1,780	2,045
Public Building Auth., Public Facs. Rev. Bonds, Series 2016-C, AMT, 5.00% 8/1/2027		1,125	1,203
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 1/15/2028		5,500	5,947
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2023		235	233
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2024		220	215
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2031		2,760	2,651
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2029		1,400	1,533
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2030		1,650	1,812
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2032		3,450	3,853
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 7/1/2032		2,620	2,922
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2033		4,000	4,452
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2030		2,250	2,306
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2031		2,925	3,004
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 4.00% 7/1/2040 (preref. 7/1/2025)		3,015	3,141
			118,791

86	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Washington 2.25%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2029	USD	510	$599
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 9/1/2024 (put 9/1/2023)		2,905	2,844
G.O. Bonds, Series 2019-C, 5.00% 2/1/2031		5,000	5,787
G.O. Bonds, Series 2023-A, 5.00% 8/1/2032		4,000	4,938
G.O. Bonds, Series 2019-A, 5.00% 8/1/2033		4,000	4,545
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 8/1/2027		1,075	1,176
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 1/1/2024		275	281
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 11/15/2026 (preref. 5/15/2024)		1,000	1,031
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 10/1/2042 (put 10/1/2030)		13,205	13,980
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 7/1/2024 (put 7/1/2023)		3,605	3,552
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 1/1/2025 (put 1/1/2024)		4,240	4,149
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035		21,622	20,392
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2024[3]		835	842
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2026[3]		1,590	1,625
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 6/1/2044		30	30
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048		2,940	2,971
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049		5,285	5,346
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050		610	620
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051		7,970	7,831
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-A-R, AMT, 3.50% 6/1/2038		150	150
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052		4,320	4,638
Northshore School Dist., Unlimited Tax G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2030		2,075	2,490
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 6/1/2026		5,410	5,005
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 6/1/2024		1,180	1,154
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 1.91% 5/1/2045 (put 11/1/2026)[2]		7,950	7,800
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.15% 11/1/2046 (put 11/1/2023)[2]		4,500	4,501
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2030		1,775	2,110
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2021, AMT, 5.00% 8/1/2030		6,345	7,186
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2025		3,165	3,316
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/1/2025		5,250	5,500
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2026		2,500	2,666
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2027		2,500	2,710
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/1/2028		3,050	3,306
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 4/1/2030		2,000	2,224
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 4/1/2029		1,000	1,030
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2032		6,345	7,276
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2033		5,500	6,283
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2034		5,000	5,670
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2023		1,100	1,108
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 12/1/2026		2,300	2,353
			161,015

American Funds Tax-Exempt Funds	87

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
West Virginia 0.21%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.00% 1/1/2041 (put 9/1/2025)	USD	4,425	$4,135
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 3/1/2040 (put 4/1/2024)		1,750	1,727
G.O. State Road Bonds, Series 2021-A, 5.00% 12/1/2025		670	722
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2032		1,385	1,479
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 4/1/2024 (put 4/1/2023)		6,875	6,834
			14,897

Wisconsin 2.13%
G.O. Bonds, Series 2015-A, 5.00% 5/1/2031 (preref. 5/1/2023)		8,980	9,038
G.O. Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2027		100	112
G.O. Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027		1,000	1,117
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2017-B, 5.00% 5/1/2033		3,165	3,442
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 6/1/2038 (put 6/1/2023)		7,975	7,985
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 2.31% 8/15/2054 (put 7/31/2024)[2]		4,000	4,001
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2039		1,875	1,884
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2039		15,000	15,598
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2/15/2026[3]		15,000	15,585
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2018, 5.00% 4/4/2032		2,000	2,250
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2031		1,650	1,703
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047		2,926	2,787
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045		1,335	1,336
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046		1,305	1,298
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048		3,590	3,615
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048		1,645	1,657
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049		11,430	11,657
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050		8,655	8,669
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		5,985	5,894
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052		3,055	3,007
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 5/1/2045 (put 11/1/2023)		875	852
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 11/1/2050 (put 11/1/2024)		1,255	1,184
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-C, 0.81% 11/1/2052 (put 5/1/2025)		7,140	6,802
City of Milwaukee, Metropolitan Sewerage Dist., G.O. Promissory Notes, Series 2015-A, 3.00% 10/1/2030		3,530	3,548
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 12/1/2023		1,475	1,499
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 12/1/2024		1,550	1,606
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2031		1,000	1,147
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2032		1,080	1,252
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2033		1,000	1,175
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2034		370	432
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2035		1,000	1,154
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2036		1,000	1,142
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2037		1,000	1,132
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2025		810	803

88	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2026	USD	245	$242
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)		9,255	9,798
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-3, AMT, 1.10% 7/1/2029 (put 6/1/2026)		10,620	9,631
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 7/1/2030		945	1,053
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 4/1/2029		2,000	2,292
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 4/1/2030		2,155	2,517
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 7/1/2026		500	543
			152,439

Wyoming 0.35%
Community Dev. Auth., Housing Rev. Bonds, Series 2016-1, AMT, 3.50% 12/1/2038		1,190	1,183
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 12/1/2044		95	94
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		585	586
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 12/1/2048		3,525	3,565
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050		6,760	6,655
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050		8,425	8,561
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053		3,605	3,988
			24,632

Total bonds, notes & other debt instruments (cost: $6,404,712,000)			6,221,189

Short-term securities 13.04%
Municipals 12.48%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 1.87% 12/15/2028[2,3]		2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 1.20% 12/1/2033[2]		2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.21% 12/1/2029[2]		6,165	6,165
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 1.23% 11/15/2052[2]		1,500	1,500
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 4.10% 12/1/2035 (put 11/1/2022)[4]		26,205	26,205
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 8/1/2023		1,325	1,308
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023		40,000	40,268
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023		7,500	7,560
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 1.80% 7/1/2047 (put 5/21/2024)[2,4]		5,765	5,731
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 3.60% 7/1/2051 (put 7/17/2023)[4]		3,000	3,002
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 3.50% 10/1/2045 (put 3/1/2023)[4]		7,885	7,886
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-1, AMT, 3.45% 11/1/2042 (put 4/17/2023)[3,4]		8,500	8,502
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.10% 8/1/2023 (put 2/1/2023)[3,4]		35,000	35,001
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023		15,000	15,163
State of California, San Diego Unified School Dist., Tax and Rev. Anticipation Notes, Series 2022-A, 4.00% 6/30/2023		8,240	8,292
District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences Project), Series 2019, 2.50% 2/1/2039 (put 8/1/2023)[4]		1,500	1,495
District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 1.65% 10/1/2050[2]		32,830	32,830
State of Florida, Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2021-A, AMT, 2.90% 12/1/2056 (put 4/4/2023)[4]		18,120	18,109
State of Florida, Miami-Dade County School Dist., Tax Anticipation Notes, Series 2022, 4.00% 2/23/2023		7,500	7,507

American Funds Tax-Exempt Funds	89

Limited Term Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 3.30% 12/1/2048 (put 2/1/2023)[4]	USD	21,600	$21,598
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.31% 8/1/2044[2]		900	900
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 1.75% 12/1/2039[2]		11,320	11,320
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 1.74% 11/15/2033[2]		5,000	5,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 1.15% 2/15/2041[2]		9,150	9,150
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.21% 12/1/2040[2]		5,100	5,100
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.21% 12/1/2051[2]		5,720	5,720
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.23% 8/1/2043[2]		29,200	29,200
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-C, 1.15% 12/1/2043[2]		1,875	1,875
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 1.60% 12/1/2043[2]		5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2009-A, 1.67% 8/1/2049[2]		17,900	17,900
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 1.60% 8/1/2050[2]		23,500	23,500
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 1.79% 3/1/2030[2]		5,000	5,000
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2022-A, 5.00% 8/21/2023		5,000	5,066
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 1.74% 11/15/2047[2]		6,675	6,675
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.23% 12/1/2042[2]		21,000	21,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 1.26% 4/1/2038[2]		1,040	1,040
State of Michigan, Regents of the University of Michigan, Rev. IAM Commercial Paper, Series 2009-B, 2.10% 3/10/2023		10,000	10,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 1.65% 11/15/2038[2]		25,000	25,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 1.66% 11/15/2047[2]		1,915	1,915
State of Minnesota, City of St. Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 1.20% 11/15/2035[2]		5,335	5,335
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-D, 1.21% 12/1/2030[2]		11,280	11,280
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-D, 1.21% 12/1/2030[2]		8,500	8,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 1.57% 12/1/2030[2]		5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-G, 1.20% 11/1/2035[2]		6,000	6,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 1.21% 11/1/2035[2]		11,600	11,600
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 1.21% 11/1/2035[2]		11,000	11,000
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1993, 1.20% 6/1/2023[2]		9,750	9,750
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 1.21% 2/15/2033[2]		2,100	2,100
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-A-3, AMT, 3.50% 4/1/2024 (put 3/1/2023)[4]		5,005	5,006
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 1.59% 7/1/2032[2]		5,905	5,905
State of New York, New York City G.O. Bonds, Series 2006-E-2, 1.25% 8/1/2034[2]		21,200	21,200
State of New York, New York City G.O. Bonds, Series 2006-E-4, 1.62% 8/1/2034[2]		5,725	5,725
State of New York, New York City G.O. Bonds, Series 2012-G-6, 1.19% 4/1/2042[2]		11,500	11,500
State of New York, New York City G.O. Bonds, Series 2016-A-5, 1.25% 8/1/2044[2]		19,780	19,780

90	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 1.25% 6/15/2035[2]	USD	3,000	$3,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 1.61% 6/15/2038[2]		24,300	24,300
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 1.25% 6/15/2048[2]		18,680	18,680
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 1.25% 6/15/2049[2]		5,500	5,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 1.25% 6/15/2050[2]		5,150	5,150
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-B-3, 1.25% 11/1/2042[2]		7,100	7,100
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 1.25% 2/1/2045[2]		37,115	37,115
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-E-4, 1.25% 2/1/2045[2]		500	500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-4, 1.25% 8/1/2045[2]		11,000	11,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2005-B-2B, 1.25% 1/1/2032[2]		7,400	7,400
State of North Carolina, University of North Carolina Chapel Hill, Rev. Bonds, Series 2001, 1.66% 12/1/2025[2]		3,255	3,255
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 1.19% 1/1/2039[2]		11,840	11,840
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 1.19% 1/1/2052[2]		6,600	6,600
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 3.45% 4/1/2034 (put 4/17/2023)[4]		9,000	9,002
State of Rhode Island, Health and Educational Building Corp., Health Facs. Rev. Bonds (NRI Community Services, Inc.), Series 2007, 1.69% 6/1/2037[2]		900	900
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.20% 5/1/2048[2]		21,000	21,000
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.38% 7/1/2034[2]		985	985
State of Texas, City of Dallas, Waterworks and Sewer System Rev. IAM Commercial Paper, Series 2023-F-1, 2.40% 3/23/2023		5,000	5,000
State of Texas, Grand Parkway Transportation Corp., Bond Anticipation Notes, Series 2018, 5.00% 2/1/2023 (escrowed to maturity)		7,000	7,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 1.65% 5/15/2034[2]		24,000	24,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 1.66% 5/15/2034[2]		17,500	17,500
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.23% 5/1/2040[2]		3,500	3,500
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 1.52% 7/1/2037[2]		30,000	30,000
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 1.58% 8/1/2033[2]		22,275	22,275
State of Texas, Veterans Bonds, Series 2019, 1.65% 6/1/2050[2]		12,080	12,080
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 1.21% 11/1/2036[2]		11,550	11,550
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, AMT, 1.25% 10/1/2044[2]		2,850	2,850
			891,246

American Funds Tax-Exempt Funds	91

Limited Term Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 0.56%
U.S. Treasury 2/7/2023[5]	4.017%	USD	40,000	$39,973

Total short-term securities (cost: $931,309,000)				931,219
Total investment securities 100.16% (cost: $7,336,021,000)				7,152,408
Other assets less liabilities (0.16%)				(11,248)

Net assets 100.00%				$7,141,160

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 1/31/2023 (000)
2 Year U.S. Treasury Note Futures	Short	500	March 2023	USD	(102,824)	$(146)
5 Year U.S. Treasury Note Futures	Long	11,664	March 2023		1,274,201	10,205
10 Year U.S. Treasury Note Futures	Long	400	March 2023		45,806	257
10 Year Ultra U.S. Treasury Note Futures	Short	1,270	March 2023		(153,928)	(66)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,428	March 2023		(202,419)	(6,373)
						$3,877

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $69,448,000, which represented .97% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $229,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

92	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America	unaudited
Investment portfolio January 31, 2023

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 88.50%	Principal amount (000)		Value (000)
Alabama 1.37%
Auburn University, General Fee Rev. Bonds, Series 2018-A, 5.00% 6/1/2036	USD	4,440	$4,915
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 11/15/2046		500	515
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-C, 5.00% 11/15/2046		1,000	1,029
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2043 (preref. 1/1/2027)		16,050	17,799
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)		6,590	6,593
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-E, 5.00% 5/1/2053 (put 6/1/2028)		2,500	2,672
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)		4,275	4,284
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)		16,670	16,704
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)		6,540	6,447
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 3), Series 2018-A, 4.00% 12/1/2048 (put 12/1/2023)		2,500	2,507
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)		4,040	4,053
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)		18,430	18,630
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)		2,240	2,282
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 10/1/2025 (put 10/1/2024)		5,086	5,012
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030		3,000	3,104
County of Jefferson, G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 4/1/2023		1,750	1,757
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027		3,000	3,309
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2028		2,500	2,754
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2030		5,000	5,492
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2031		7,500	8,224
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2032		2,250	2,460
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2033		5,040	5,488
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2034		8,200	8,877
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 10/1/2042		11,300	12,073
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 10/1/2044		22,340	22,977
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 10/1/2048		17,665	18,186
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 10/1/2051		1,500	1,610
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.50% 10/1/2053		11,000	11,338
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 10/1/2053		10,970	11,729
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031		5,000	5,418
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2046		11,835	12,444
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033		1,150	1,154

American Funds Tax-Exempt Funds	93

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Alabama (continued)
City of Prattville, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 11/1/2033 (put 10/1/2024)	USD	450	$436
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 2.00% 11/1/2033 (put 10/1/2024)		425	412
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 2.00% 11/1/2033 (put 10/1/2024)		3,775	3,657
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 6/1/2049 (put 6/1/2024)		1,000	1,002
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)		1,995	1,998
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)		51,730	51,601
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)		2,050	2,233
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)		16,935	17,755
			310,930

Alaska 0.13%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 12/1/2042		9,070	9,166
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 6/1/2046		900	899
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048		8,315	8,426
International Airport System, Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2031		3,000	3,207
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2034		3,500	3,704
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066		35,320	4,698
			30,100

Arizona 1.99%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2027		1,305	1,447
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2028		1,375	1,561
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2029		1,700	1,973
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2033		6,395	7,205
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2034		16,455	18,451
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2036		1,000	1,140
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 7/15/2023[1]		825	826
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 6.00% 7/15/2027[1]		2,000	2,009
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.50% 7/1/2029		600	550
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2026		500	547
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2027		250	280
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2023		450	453
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 5/15/2024		825	842
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 5/15/2026		1,200	1,259
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2028		625	702
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2032		525	607
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039		1,550	1,500
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2048		5,000	5,090
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2054		4,900	4,885
Glendale Union High School Dist. No. 205, School Improvement Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 7/1/2038		1,000	1,033
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 3.995% 1/1/2037[2]		52,180	48,918
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2033		1,000	1,082

94	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2035	USD	1,100	$1,172
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2036		1,000	1,059
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2037		1,045	1,103
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2039		2,045	2,150
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2044		1,630	1,691
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 4.00% 11/1/2049		4,075	3,705
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038		250	246
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045		2,200	2,045
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2041		1,770	1,615
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051		1,330	1,136
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061		7,920	6,493
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051		3,300	2,818
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061		4,230	3,468
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2028		2,400	2,523
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2042		1,000	1,028
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2047		1,310	1,338
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2051		1,025	1,044
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037[1]		1,005	1,007
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037[1]		2,150	2,162
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047[1]		5,305	5,209
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050[1]		4,000	3,963
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051[1]		700	655
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029[1]		745	695
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039[1]		1,325	1,298
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057		3,000	3,041
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[1]		1,250	1,226
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 5.00% 2/1/2037		1,000	1,118
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2038		1,600	1,621
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2039		1,800	1,814
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2040		1,000	1,002
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045		5,760	4,712
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 4.00% 2/1/2050		7,000	6,690
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Las Terrazas Apartments Project), Series 2022-A, 1.25% 2/1/2025 (put 2/1/2024)		2,445	2,392
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033		58,088	56,185
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2028		2,000	2,292
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2/1/2029		1,000	1,152
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2031		2,500	3,018
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038[1]		3,480	3,725
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 7/1/2023		620	623

American Funds Tax-Exempt Funds	95

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2037	USD	725	$763
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2052		750	772
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 7/1/2034		500	511
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2039		750	796
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041[1]		255	219
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045		3,000	3,209
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049		1,500	1,573
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050		3,000	2,834
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051[1]		1,000	786
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2054		1,650	1,723
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 7/1/2049		2,845	2,718
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Bonds (Honor Health), Series 2021-A, 4.00% 9/1/2037		585	597
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-C, 2.23% 1/1/2035 (put 10/18/2024)[2]		4,405	4,388
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 1/1/2048		18,145	17,484
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 1/1/2048 (put 10/18/2024)		1,035	1,076
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049		7,000	5,469
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2031		2,500	2,990
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2032		5,205	6,190
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040		7,250	6,645
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035		8,175	6,478
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035		7,150	5,666
McAllister Academic Village, LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 7/1/2033		5,080	5,486
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2024		280	285
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2026		260	271
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2027		250	263
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2030		290	312
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2041		650	667
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2045		1,050	1,059
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035[1]		2,675	2,689
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035[1]		1,000	1,005
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045[1]		2,500	2,393
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046[1]		3,900	3,714
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026[1]		2,015	1,999
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035[1]		910	917
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2036[1]		8,535	8,590
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 7/1/2044[1]		1,500	1,538
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045[1]		1,050	1,012

96	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2044	USD	3,000	$2,978
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 3.00% 7/1/2049		1,500	1,188
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2049		16,000	15,684
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2049		13,890	14,910
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032		7,320	8,131
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2033		18,655	20,683
City of Phoenix Civic Improvement Corp., Rental Car Fac. Charge Rev. Bonds, Series 2019-A, 5.00% 7/1/2033		2,515	2,824
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2031		2,200	2,397
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2032		2,000	2,177
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2033		1,000	1,087
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2034		1,000	1,083
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2035		2,000	2,157
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2044		2,125	2,373
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2036		840	855
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2037		900	905
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2026[1]		1,405	1,427
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2027[1]		1,485	1,513
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 7/1/2030		8,000	9,223
Transportation Board, Transportation Excise Tax Rev. Ref. Bonds (Maricopa County Regional Area Road Fund), Series 2014, 5.00% 7/1/2023		1,290	1,303
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 7/1/2029		1,500	1,672
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 7/1/2030		1,250	1,389
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2024		400	415
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2025		500	534
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2026		400	438
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2027		300	336
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2028		400	457
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2029		400	465
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2042		1,800	2,023
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043		3,000	3,363
			451,671

Arkansas 0.03%
Dev. Fin. Auth., Multi Family Housing Rev. Bonds (Protho Manor Apartments), Series 2021, 0.35% 7/1/2025 (put 7/1/2023)		4,000	3,941
Springdale School Dist. No. 50, Rev. Ref. and Construction Bonds, Series 2022-B, 3.00% 6/1/2037		2,705	2,504
			6,445

California 6.15%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[3]		1,770	884
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2050 (5.40% on 10/1/2037)[3]		6,040	3,011
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty Municipal insured, 0% 10/1/2052 (5.45% on 10/1/2037)[3]		3,015	1,527
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046		500	511
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		12,200	11,163
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 9/1/2032		1,230	1,248
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 9/1/2033		1,325	1,344
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 9/1/2038		2,895	2,935
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2031		1,175	924
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2033		1,400	1,001

American Funds Tax-Exempt Funds	97

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2049	USD	2,100	$2,276
Baldwin Park Unified School Dist., G.O. Bonds, 2018 Election, Series 2021, 3.00% 8/1/2043		1,250	1,042
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2027		1,085	1,128
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2029		985	1,023
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2030		295	306
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 4/1/2032		3,000	3,012
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2034		5,000	5,281
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 2.56% 4/1/2045 (put 5/1/2023)[2]		1,150	1,151
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.76% 4/1/2045 (put 4/1/2024)[2]		13,525	13,599
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 4/1/2047 (put 4/1/2025)		4,330	4,328
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 1.96% 4/1/2056 (put 4/1/2027)[2]		1,990	1,935
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 10/1/2034		4,950	4,971
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048		5,715	5,869
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043		750	776
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8E, Special Tax Bonds, Series 2019, 5.00% 9/1/2048		2,500	2,569
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 8/1/2026		1,200	1,216
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 1999 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 8/1/2025		4,645	4,227
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 10/1/2033		750	770
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2033		750	807
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2040		580	514
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2041		480	419
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2046		3,150	2,588
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 3.00% 8/1/2044		2,500	2,056
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043		5,000	5,043
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 3.00% 6/1/2046		2,000	1,631
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2031		600	466
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2032		315	235
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2033		320	228
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2034		625	423
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2038		1,300	699
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2039		1,000	510
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2045		2,250	2,062
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2025		1,065	1,131
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2026		225	241
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2034		1,090	1,163
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2035		1,725	1,834
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 9/1/2034		2,360	2,393

98	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2028	USD	570	$622
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2043		4,000	1,749
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		13,425	14,380
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)		2,315	2,473
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[1]		22,790	20,094
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049[1]		1,000	976
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 6/1/2049		1,000	989
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2035		1,500	922
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2040		500	229
City of Corona, Community Facs. Dist. No. 2018-2 (Sierra Bella), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2051		1,750	1,791
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[1]		9,505	6,979
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[1]		1,000	731
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057[1]		6,155	4,331
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[1]		540	411
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[1]		39,100	31,761
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056[1]		5,970	4,304
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[1]		5,105	3,689
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[1]		3,460	2,468
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[1]		2,215	1,665
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[1]		1,000	799
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[1]		9,000	7,094
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Vineyard Garden Apartments), Series 2021-A, 3.25% 10/1/2058[1]		1,725	1,245
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[1]		33,900	24,257
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2038		1,085	1,057
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2043		1,095	1,021
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2051		2,180	1,950
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2038		1,230	1,197
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2043		1,150	1,073
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2051		2,540	2,275
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2036		2,275	2,262
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		2,085	1,970
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 10/1/2037		6,000	3,356

American Funds Tax-Exempt Funds	99

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 4/1/2040	USD	505	$640
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 6/1/2046		1,000	1,234
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 9/1/2029		2,120	2,123
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2026		1,300	1,390
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034		500	534
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		500	532
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2038		1,500	1,584
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041		12,830	13,104
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2043		2,890	2,945
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046		13,500	13,694
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2048		2,500	2,534
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 12/1/2030		1,500	1,501
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 12/1/2033		3,000	3,004
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2032		890	929
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2033		775	809
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2038		780	830
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2052		3,000	3,082
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2049		3,500	3,505
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2034		1,000	676
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, National insured, 5.00% 11/1/2023		1,040	1,059
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2039		3,000	3,040
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2040		5,000	5,051
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2031		880	900
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2034		2,600	2,656
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.625% 9/1/2052		3,500	3,469
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2023		145	146
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2034		2,000	1,399
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2035		2,000	1,331
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2033		1,000	1,000
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2016-B, 3.00% 8/1/2043		2,000	1,696
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2030		1,005	1,101
G.O. Bonds, Series 2021, 5.00% 12/1/2031		395	429
G.O. Bonds, Series 2015, 5.25% 8/1/2032		5,000	5,373
G.O. Bonds, Series 2021, 5.00% 12/1/2032		335	364
G.O. Bonds, Series 2021, 5.00% 12/1/2034		335	362
G.O. Bonds, Series 2021, 4.00% 10/1/2037		1,000	1,055
G.O. Bonds, Series 2021, 4.00% 10/1/2039		3,000	3,130
G.O. Bonds, Series 2020, 4.00% 11/1/2041		500	504
G.O. Bonds, Series 2021, 5.00% 12/1/2046		260	292
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2041		2,625	3,022
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2029		990	821
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2031		1,250	966
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)		10,000	9,469
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2026 (escrowed to maturity)		7,000	6,487

100	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)	USD	3,960	$3,583
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066		26,155	3,307
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032		9,835	7,341
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2045[1]		4,700	4,104
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[1]		3,085	2,545
Hayward Unified School Dist., G.O. Bonds, 2018 Election, Series 2020, Assured Guaranty Municipal insured, 4.00% 8/1/2050		2,500	2,472
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2044		7,000	7,627
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2040		3,000	3,301
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040		1,000	1,016
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 5/15/2046		1,050	1,059
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2024		255	266
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2026		350	367
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 7/1/2033 (preref. 7/1/2023)		1,300	1,314
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2035		8,500	9,333
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040		1,000	1,070
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050		1,250	1,309
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055		1,000	1,041
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033		1,849	1,875
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035		1,746	1,746
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035		23,229	22,523
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036		20,939	19,422
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2036[1]		340	354
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2041[1]		510	516
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2046[1]		135	133
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2051[1]		175	170
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)		4,750	4,495
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, 2.36% 12/1/2050 (put 6/1/2026)[2]		1,000	966
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2028		1,000	1,104
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2030		950	1,053
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 8/1/2046		5,150	5,171
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 8/1/2051		2,000	1,998
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 9/1/2039		1,000	1,016
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 9/1/2044		2,705	2,736
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2043		2,670	2,777
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2048		5,250	5,428
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 5.00% 9/2/2023		1,235	1,252
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 9/2/2028		675	681
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2023		1,100	1,115
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2027		325	330
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2030		700	711
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032		350	365
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2033		585	609
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2034		615	639

American Funds Tax-Exempt Funds	101

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2035	USD	375	$388
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2042		995	1,015
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2025		1,000	1,050
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 4.00% 9/1/2026		150	154
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2026		1,300	1,391
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2027		1,085	1,178
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2032		250	268
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2033		120	128
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2034		1,000	1,061
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2034		475	505
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2035		530	559
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2035		1,255	1,344
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2036		510	535
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2037		705	736
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2038		645	672
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 9/1/2042		1,000	1,034
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2044		6,145	5,723
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2047		2,000	2,055
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2049		3,000	3,001
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 9/1/2049		1,000	1,026
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2050		11,195	11,176
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2051		3,000	3,061
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2054		12,170	12,047
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2054		11,000	10,889
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 3/1/2057		1,000	1,020
City of Jurupa, Community Facs. Dist. No. 33 (Eastvale Area), Improvement Area No. 2, Special Tax Bonds, Series 2014-A, 5.00% 9/1/2043		3,140	3,180
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 9/1/2024		1,145	1,164
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2026		700	727
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2032		1,260	1,303
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2042		1,250	1,288
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2031		1,890	2,061
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2035		1,125	1,191
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2039		1,095	1,123
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2032		415	458
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2033		880	955
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2034		945	1,013

102	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2035	USD	1,020	$1,077
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2036		840	877
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2037		1,170	1,213
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2038		1,255	1,293
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2039		1,340	1,374
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2040		1,435	1,465
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2041		1,535	1,561
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2047		7,000	7,057
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2041		3,000	3,115
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2046		935	937
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2051		1,000	992
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 9/1/2030 (preref. 9/1/2023)		1,500	1,523
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2039		1,000	1,026
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2041		675	686
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2047		2,915	2,939
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2035		5,915	6,121
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2040		4,375	4,472
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052		4,000	3,578
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 9/1/2024		1,000	1,015
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 9/1/2032		3,750	3,807
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 9/1/2035		1,250	1,269
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2040		2,235	2,282
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2037		1,000	936
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2038		1,405	1,293
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2039		1,000	904
Long Beach Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-G, Assured Guaranty insured, 0% 8/1/2029		3,995	3,317
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2029		1,135	1,189
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2030		985	1,032
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2031		685	718
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 5/15/2038		1,500	1,509
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 5/15/2042		3,900	4,178
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-B, 5.00% 5/15/2049		1,805	1,965
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-I, 5.00% 5/15/2042		1,000	1,136
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2015-C, 5.00% 5/15/2027		1,500	1,597
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-D, 4.00% 5/15/2035		1,000	1,064
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2038		2,075	2,428
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039		1,000	1,171
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047		1,000	1,133

American Funds Tax-Exempt Funds	103

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2034	USD	335	$368
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2035		500	544
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2036		570	613
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2037		615	654
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042		830	866
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047		1,190	1,227
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052		590	604
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		5,924	5,724
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 9/1/2027 (preref. 9/1/2023)		835	847
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 9/1/2027		595	605
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 9/1/2027 (preref. 9/1/2023)		520	528
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2043		1,250	1,353
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2005 Election, Series 2018-M-1, 5.25% 7/1/2042		8,000	8,777
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 3.00% 1/1/2034		6,750	6,742
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 11/1/2029		4,165	4,698
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-C, 7.00% 11/1/2034		3,105	4,013
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039		3,500	4,399
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2023-A, 5.00% 9/1/2053		1,315	1,370
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2026		1,440	1,533
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2029		1,260	1,366
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 9/1/2031		570	576
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2031		250	271
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2032		725	771
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2033		760	805
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2033		345	372
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2034		600	633
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2036		850	890
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2033 (preref. 1/1/2026)		4,390	4,761
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 7/1/2026		2,500	2,526
Montebello Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 8/1/2050		900	987
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2022, 4.75% 9/1/2052		3,370	3,372
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2022, 4.75% 9/1/2052		3,110	3,112
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 9/1/2026		2,000	2,031
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042[1]		5,025	5,077
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036		770	816

104	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037	USD	315	$331
Mt. San Jacinto Community College Dist., G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2035		1,040	1,024
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027[1]		3,920	4,122
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.25% 11/1/2052		2,550	2,766
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036[1]		1,500	1,528
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[1]		1,500	1,494
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2/1/2046		2,225	1,741
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046		2,500	1,891
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049		5,450	4,001
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039		850	899
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033		1,100	1,124
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038		3,750	3,774
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044		3,750	3,913
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042		565	464
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056		830	615
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[1]		20,515	14,663
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[1]		400	333
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[1]		2,060	1,470
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2041		220	217
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046		615	590
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051		6,695	5,350
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054		1,490	1,167
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2037		1,755	1,883
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2039		1,535	1,636
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2024		760	784
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026		2,620	2,813
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027		1,875	2,013
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2028		3,320	3,564
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2031		1,915	2,029
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2032		1,175	1,244
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2032		1,000	1,083
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2034		2,935	3,196
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 3.905% 7/1/2027[2]		11,925	11,856
Oak Grove School Dist., G.O Bonds, 2022 Election, Series 2023-A-2, 5.00% 8/1/2052		2,165	2,435
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042		2,180	2,041
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052		3,425	3,023
City of Ontario, Community Facs. Dist. No. 43 (Park Place Facs. Phase IV), Special Tax Bonds, Series 2020, 4.00% 9/1/2050		3,250	2,924
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		4,025	3,398
Ontario International Airport Auth., Airport Rev. Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 5/15/2046		1,885	2,049
Ontario-Montclair School Dist., G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 8/1/2043		2,355	2,527
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 8/15/2034		730	759
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045		1,950	2,001

American Funds Tax-Exempt Funds	105

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2041	USD	1,250	$1,289
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2036		2,880	3,063
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2042		5,000	5,217
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2047		6,000	6,206
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037		290	312
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042		780	821
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047		1,460	1,519
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052		1,530	1,583
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 9/1/2030		250	274
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2041		2,250	2,417
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028		7,000	5,945
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2030		15,520	12,247
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031		3,000	2,281
City of Perris, Joint Powers Auth., Local Agcy. Rev. Bonds (CFD No. 2006-2 - Monument Park Estates), Series 2015-B, 5.00% 9/1/2045		5,295	5,390
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031		650	673
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2033		2,885	2,980
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034		1,260	1,300
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2035		3,175	3,264
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2041		3,725	3,789
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2030		1,910	2,103
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2031		2,040	2,242
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2032		2,185	2,399
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2033		960	1,050
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2026		1,265	1,332
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2027		590	622
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2031		1,200	1,252
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 9/1/2036		710	726
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2033		500	527
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043		1,910	1,949
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 11/15/2027[1]		2,085	1,977
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[1]		1,250	1,179
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 5/15/2029[1]		1,000	898
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[1]		230	207
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[1]		200	177
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 11/1/2046		630	628
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 11/1/2046		1,000	1,123
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2020-D, 5.00% 11/1/2029		1,000	1,184
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 11/1/2032		2,500	2,555
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030		4,000	4,757

106	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2032	USD	1,300	$1,588
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 8/1/2034		3,000	3,614
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2035		795	944
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 8/1/2035		3,000	3,564
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 8/1/2036		3,260	3,821
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2025		1,000	1,020
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2027		425	435
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2028		1,185	1,212
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2030		1,390	1,415
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2013-A, BAM insured, 5.00% 4/1/2023		1,835	1,842
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2029		1,500	1,615
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.375% 9/1/2051		2,775	2,645
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2026		335	358
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2033		310	335
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2034		1,000	1,076
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2028 (preref. 9/1/2024)		490	511
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2029 (preref. 9/1/2024)		540	563
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2035 (preref. 9/1/2024)		1,150	1,198
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2026		1,235	1,317
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030		600	625
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2016-B, BAM insured, 4.00% 10/1/2032		1,000	1,030
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 4.00% 10/1/2037		2,500	2,536
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049		12,985	10,601
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046		2,480	2,429
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2027		1,480	1,567
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2028		2,135	2,264
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2030		2,175	2,309
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		1,040	1,100
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032		1,115	1,178
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		1,000	1,051
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019-B, 3.00% 8/1/2036		1,070	1,011
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050		4,725	4,237
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026		500	527
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2037		1,750	1,802
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2050		4,000	3,651

American Funds Tax-Exempt Funds	107

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Roseville Joint Union High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2045	USD	4,000	$4,018
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2025		100	106
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028		1,735	1,844
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2035		2,910	3,061
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 9/1/2024		1,160	1,178
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 9/1/2033		1,365	1,381
City of Sacramento, Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 12/1/2025		7,500	8,124
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 8/15/2037		1,500	1,520
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2036		1,000	1,064
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041		4,200	4,361
County of Sacramento, Community Facs. Dist. No. 2004-1 (McClellan Park), Special Tax Bonds, Series 2017, 5.00% 9/1/2040		1,960	2,031
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 3.739% 6/1/2034[2]		6,295	6,177
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2022-A, BAM insured, 5.50% 8/1/2047		1,060	1,216
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2044		935	945
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2049		2,810	2,815
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2029		585	678
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044		10,500	10,657
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 8/1/2026		1,000	1,013
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 8/1/2027		1,000	1,013
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2028		940	989
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2046		1,750	1,737
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2051		2,000	1,969
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2056		31,385	30,596
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 5.00% 7/1/2056		2,140	2,301
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2033		2,000	2,345
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2034		1,940	2,248
San Diego Community College Dist., G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2013, 0% 8/1/2041 (6.23% on 8/1/2032)[3]		12,990	7,370
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-E-2, 5.00% 5/1/2048		2,000	2,129
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 5/1/2050		12,500	13,450
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 4.00% 5/1/2052		3,235	3,249
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047		675	735
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052		510	552
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		3,075	2,737
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050		2,000	2,003
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036[1]		805	784
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046[1]		3,500	3,063
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[1]		1,015	857

108	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2039	USD	3,955	$4,014
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044		3,505	3,543
City of San Francisco, Municipal Transportation Agcy., Rev. Green Bonds, Series 2021-C, 4.00% 3/1/2051		5,000	4,901
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045		1,500	1,502
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2035		800	854
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044		3,600	3,737
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049		5,300	5,482
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2023		500	504
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2043		1,300	1,316
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 8/1/2045		750	754
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031		29,425	23,341
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2028		400	421
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2038		2,500	2,600
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty Municipal insured, 5.00% 6/1/2049		5,000	5,211
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty Municipal insured, 5.00% 6/1/2052		3,500	3,512
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2055		1,205	1,201
Santa Ana Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B, Assured Guaranty insured, 0% 8/1/2034		10,000	6,733
Santa Clara Valley Water Dist., Water System Rev. Ref. Bonds, Series 2020-A, 5.00% 6/1/2050		1,750	1,945
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2040[1]		3,035	2,881
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2045[1]		4,110	3,794
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		2,220	2,048
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049		2,410	2,178
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2035		1,725	1,790
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2036		1,780	1,839
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041		3,720	3,802
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046		4,740	4,829
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[1]		305	310
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[1]		1,960	2,153
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052		2,500	2,588
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052		6,850	7,006
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 3.00% 7/1/2040[2]		4,775	4,775
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-C, 2.625% 11/1/2033 (put 12/1/2023)		5,200	5,148
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 11/1/2033 (put 12/1/2023)		2,820	2,792
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2037		1,000	874
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046		5,585	4,294
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051		1,100	714
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051		5,745	4,204

American Funds Tax-Exempt Funds	109

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	USD	750	$729
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 7/1/2044 (preref. 7/1/2024)		6,600	6,852
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)		4,000	4,667
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 11/1/2023		150	151
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 12/1/2025[1]		2,500	2,580
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 12/1/2041[1]		3,425	3,436
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[1]		1,000	1,002
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[1]		750	752
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 3.00% 5/15/2051		1,000	798
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 3.00% 5/15/2054		1,000	778
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,235	1,129
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,045	1,823
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2040		2,210	2,302
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045		3,755	3,823
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 10/1/2032		1,245	1,304
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2029		1,005	1,060
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2030		630	665
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		1,295	1,366
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032		2,965	3,122
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033		2,135	2,244
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		500	522
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,575	1,486
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		500	458
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,305	1,172
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031		1,010	1,022
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 4.00% 6/1/2034		665	686
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 8/1/2032		2,655	2,666
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 8/1/2033		1,380	1,381
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045		1,000	1,047
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2041		8,640	9,254
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2046		6,755	7,184
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2035		1,215	1,275
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2037		1,000	1,043

110	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2045	USD	300	$305
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2023		545	553
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2026		1,285	1,357
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028		1,265	1,336
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2033		4,000	4,253
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2038		2,155	2,247
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 8/1/2041		5,750	2,566
Regents of the University of California, Limited Project Rev. Bonds, Series 2017-M, 5.00% 5/15/2047		8,500	9,099
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2037		2,300	2,337
Vacaville Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-D, 4.00% 8/1/2045		1,850	1,857
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 12/1/2040		1,905	1,944
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 12/1/2042		1,575	1,596
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, BAM insured, 4.00% 8/1/2046		1,730	1,738
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2046		1,650	1,657
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2046		490	496
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2051		650	655
Various Purpose G.O. Rev. Ref. Bonds, Series 2013, 5.00% 2/1/2028		3,100	3,100
Various Purpose G.O. Rev. Ref. Bonds, Series 2013, 5.00% 2/1/2033		2,590	2,590
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2023		580	585
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2024		700	719
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2025		500	523
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2026		1,000	1,060
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2026		600	640
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2026		1,650	1,764
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2027		950	1,030
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027		320	348
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028		140	153
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2038		825	899
Walnut Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 8/1/2036		5,655	3,401
Washington Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2031		1,000	768
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A-1, Assured Guaranty Municipal insured, 3.00% 8/1/2046		3,500	2,876
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031		2,000	1,541
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027		350	382
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2028		550	600
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031		675	735
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032		1,400	1,456
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033		1,455	1,508
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030		1,035	1,132
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2034		1,165	1,269
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2044		1,105	1,171

American Funds Tax-Exempt Funds	111

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2036	USD	1,635	$1,682
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2041		3,645	3,675
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2046		2,000	2,000
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2050		4,815	4,784
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 9/1/2041		2,380	2,266
			1,393,682

Colorado 1.96%
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049[1]		2,000	1,801
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2039		3,235	3,174
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046		1,000	943
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2023		195	199
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2023		120	122
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2024		200	208
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2024		135	141
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2025		180	192
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2025		125	134
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2026		195	212
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2026		270	291
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2027		200	222
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2027		125	135
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2028		210	237
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2028		260	280
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2029		210	240
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2029		125	135
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2030		215	245
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2030		250	269
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2031		230	262
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2031		135	145
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2033		255	289
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2034		285	320
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2035		100	111

112	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/1/2050	USD	1,500	$1,568
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 3.25% 12/15/2050		1,845	1,577
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040		1,480	1,408
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050		2,610	2,352
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046		6,285	6,010
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 12/1/2026		2,678	2,644
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 12/1/2033		2,140	2,143
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.25% 12/1/2048		1,000	954
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.50% 12/1/2027		500	472
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037		1,275	1,276
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037		200	200
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047		5,255	5,039
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2048		8,405	8,008
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.50% 12/15/2035		1,000	737
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 12/15/2046		1,800	1,211
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 12/15/2050		1,650	1,115
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026		8,203	7,956
Certs. of Part., Series 2021-A, 4.00% 12/15/2036		1,500	1,572
Certs. of Part., Series 2021-A, 3.00% 12/15/2037		9,065	8,369
Certs. of Part., Series 2021-A, 4.00% 12/15/2038		1,000	1,028
Certs. of Part., Series 2021-A, 4.00% 12/15/2039		1,500	1,534
Certs. of Part., Series 2021-A, 4.00% 12/15/2040		1,500	1,527
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.375% 12/1/2033 (preref. 12/1/2023)		1,750	1,790
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2033		2,000	1,337
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2034		2,000	1,274
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-B, 5.00% 11/15/2033		6,500	7,256
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 12/1/2048		13,515	14,474
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, National insured, 5.00% 12/1/2029		1,510	1,639
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2017-A, 5.00% 12/1/2041		4,750	4,931
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026		1,000	1,065
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027		1,000	1,063
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2028		4,485	4,755
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2029		2,660	2,816
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2030		1,500	1,584
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2031		1,140	1,202
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2032		1,685	1,775
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2045		1,250	1,290
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2024		1,045	1,047
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2025		3,500	3,506
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[1]		530	538

American Funds Tax-Exempt Funds	113

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.231% 9/1/2039 (put 9/1/2024)[2]	USD	2,315	$2,305
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 9/1/2027		3,250	2,860
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 9/1/2030		14,065	11,238
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 9/1/2031		1,375	1,061
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 9/1/2035		14,760	9,632
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041		65	58
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051		200	169
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061		255	206
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 4/1/2027 (preref. 4/1/2023)		1,500	1,506
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2023		125	128
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2025		150	161
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		105	115
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2027		110	123
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029		150	173
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030		150	173
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031		155	179
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032		175	201
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033		185	211
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2034		200	227
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2035		215	242
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 12/1/2039		1,750	1,774
Counties of Garfield and Mesa, Grand River Hospital Dist., Unlimited Tax G.O. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 12/1/2023		2,050	2,084
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032[1]		395	404
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047[1]		1,495	1,523
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 8/1/2043		6,300	6,392
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2032		3,460	3,840
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2033 (preref. 6/1/2027)		6,910	7,668
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2037 (preref. 6/1/2027)		2,020	2,242
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 6/1/2045 (preref. 6/1/2025)		2,500	2,654
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.00% 6/1/2028 (preref. 6/1/2023)		1,250	1,260
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.50% 6/1/2033 (preref. 6/1/2023)		2,000	2,018

114	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 6/1/2043 (preref. 6/1/2023)	USD	1,000	$1,010
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 4.00% 11/15/2046		1,500	1,453
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051		6,500	5,108
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)		5,700	6,167
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041		2,130	2,232
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 11/15/2048		7,855	8,288
Health Facs. Auth., Hospital Rev. Bonds (Children’s Hospital Colorado Project), Series 2013-A, 5.00% 12/1/2033		12,000	12,105
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2045		1,000	920
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050		1,625	1,410
Health Facs. Auth., Retirement Housing Rev. Bonds (Liberty Heights Project), Capital Appreciation Bonds, Series 1991-B, 0% 7/15/2024 (escrowed to maturity)		1,765	1,699
Health Facs. Auth., Rev. Bonds (Christian Living Neighborhoods Project), Series 2019-A-1, 4.00% 8/1/2044		1,000	964
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 3.25% 8/1/2049		1,995	1,516
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 4.00% 8/1/2049		3,930	3,701
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2040		1,000	905
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050		5,250	4,481
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048		11,485	11,624
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 4.00% 5/15/2052		10,735	10,532
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042[4]		2,500	1,250
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 6/1/2047[4]		2,665	1,333
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2024		270	267
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2025		565	564
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2026		750	747
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2028		1,065	1,091
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2029		805	824
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035		1,790	1,813
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 12/1/2036		3,000	3,083
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043		1,000	1,016
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 1/1/2032		4,000	4,633
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2036		5,750	6,004
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2037		4,000	4,143
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2038		5,800	5,981
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 1/1/2040		9,785	9,952
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wildhorse Ridge Apartments Project), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		7,150	7,016
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048		1,990	2,006
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048		7,105	7,168
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048		1,350	1,371
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049		7,125	7,252
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049		1,215	1,239
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 11/1/2049		5,125	5,233
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-H, Class I, 3.00% 5/1/2050		7,170	7,081
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050		12,855	12,937
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050		8,735	8,817
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051		1,325	1,306
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051		2,485	2,446
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051		11,735	11,655
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052		1,970	1,956
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052		6,480	6,939
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028		4,000	4,393
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038		24,700	30,632
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 6/1/2044 (preref. 6/1/2023)		9,500	9,577

American Funds Tax-Exempt Funds	115

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 1/15/2033	USD	500	$515
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033		1,570	1,625
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036		700	700
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046		1,575	1,584
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 12/1/2025		560	534
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029		2,065	1,956
Weld County School Dist. No. RE-4, G.O. Bonds, Series 2023, 5.00% 12/1/2042		2,145	2,429
Weld County School Dist. No. 6, G.O. Bonds, Series 2021, 4.00% 12/1/2045		2,705	2,738
			443,097

Connecticut 0.84%
G.O. Bonds, Series 2021-A, 3.00% 1/15/2033		585	586
G.O. Bonds, Series 2022-C, 5.00% 6/15/2037		210	240
G.O. Bonds, Series 2022-B, 4.00% 1/15/2038		2,990	3,100
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027		125	132
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2029		430	455
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2037		3,210	3,297
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2022-U, 4.00% 7/1/2052		3,000	2,821
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2020-T, 4.00% 7/1/2055		3,430	3,211
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2050[1]		735	710
Health and Educational Facs. Auth., Rev. Bonds (Nuvance Health Issue), Series 2019-A, 4.00% 7/1/2034		3,000	3,006
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2025		1,460	1,536
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2030		2,265	2,429
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2031		3,000	3,216
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035		2,895	3,056
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2036		2,990	3,140
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052		25,475	27,206
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2035		2,545	2,562
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2036		5,880	5,843
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039		3,045	2,939
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040		3,085	2,944
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042		1,995	1,863
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 7/1/2048 (put 2/7/2023)		3,100	3,099
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 7/1/2049 (put 2/9/2024)		1,915	1,854
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 11/15/2032		1,565	1,570
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 11/15/2032		470	458
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 5/15/2033		405	413
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 11/15/2035		1,000	877
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 11/15/2036		4,850	4,484
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 11/15/2037		4,175	4,019
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042		2,980	3,026
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043		5,275	5,276
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-C-1, 3.25% 5/15/2044		16,265	16,165
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 11/15/2045		1,160	1,164
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045		7,130	7,214
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045		1,750	1,770
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 11/15/2046		3,615	3,611
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 5/15/2047		3,055	3,089
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047		950	958
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047		1,360	1,371
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047		1,950	1,966
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049		2,915	2,971
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049		2,620	2,581
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049		9,000	9,175

116	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-C-4, (SIFMA Municipal Swap Index + 0.625%) 2.285% 5/15/2051 (put 11/15/2024)[2]	USD	3,905	$3,897
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-5, 0.45% 11/15/2051 (put 5/15/2024)		4,995	4,785
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 11/15/2051		1,340	1,216
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051		685	687
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-E-1, 3.25% 11/15/2054		2,120	1,653
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 11/15/2044		410	410
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[1]		5,500	5,739
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[1]		2,700	2,704
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2/1/2045[1]		1,705	1,708
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-A, 5.00% 5/1/2035		500	586
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-D, 5.00% 11/1/2036		1,230	1,428
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2020-A, 5.00% 5/1/2040		2,000	2,238
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[1]		9,250	9,420
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[1]		2,250	2,253
			190,127

Delaware 0.14%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029		460	462
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2039		720	730
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2049		1,800	1,804
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2054		835	830
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2045 (put 10/1/2025)		760	705
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2039		4,205	4,300
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2044		5,000	5,033
Transportation Auth., Grant Anticipation Bonds, Series 2020, 5.00% 9/1/2033		1,250	1,481
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 6/1/2055		12,755	13,048
University of Delaware, Rev. Bonds, Series 2013-A, 5.00% 11/1/2043		2,235	2,249
			30,642

District of Columbia 1.25%
G.O. Bonds, Series 2017-D, 5.00% 6/1/2035		5,000	5,491
G.O. Bonds, Series 2017-D, 5.00% 6/1/2036		7,250	7,914
G.O. Bonds, Series 2014-C, 5.00% 6/1/2038		1,800	1,848
G.O. Bonds, Series 2016-D, 5.00% 6/1/2041		3,000	3,199
G.O. Bonds, Series 2017-D, 5.00% 6/1/2042		2,645	2,843
G.O. Bonds, Series 2019-A, 5.00% 10/15/2044		2,500	2,753
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2/1/2023		980	980
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2032		7,775	8,848
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2033		5,110	5,800
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2035		3,655	4,091
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2036		5,510	6,015
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2037		2,500	2,726
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 6/1/2025 (put 12/1/2024)		9,505	9,147
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences Project), Series 2022, 2.50% 2/1/2024 (put 8/1/2023)		1,100	1,092
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2045		2,000	2,205
Income Tax Secured Rev. Bonds, Series 2022-A, 5.00% 7/1/2047		6,250	7,052
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2036		4,705	4,591
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2040		12,340	11,127

American Funds Tax-Exempt Funds	117

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
District of Columbia (continued)
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2029	USD	1,000	$1,166
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2031		1,415	1,680
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2033		2,100	2,479
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2034		2,005	2,350
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2035		1,720	1,798
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2036		2,380	2,469
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2039		2,020	2,060
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. and Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2049		3,155	3,004
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 10/1/2044[3]		2,000	2,296
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 10/1/2037		41,230	21,996
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 10/1/2037		2,000	1,046
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2031		5,100	3,868
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2033		6,565	4,575
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2036		5,880	3,514
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 10/1/2038		27,130	14,687
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 10/1/2040		23,255	11,263
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-A, 5.00% 10/1/2032		1,800	2,011
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, Assured Guaranty Municipal insured, 4.00% 10/1/2053		34,470	33,537
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036		2,775	2,850
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041		400	406
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046		1,455	1,471
Rev. Bonds (KIPP DC Issue), Series 2019, 5.00% 7/1/2024		100	102
Rev. Bonds (KIPP DC Issue), Series 2013-A, 6.00% 7/1/2033 (preref. 7/1/2023)		1,000	1,014
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048		4,385	4,427
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2026		5,000	5,488
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028		1,650	1,845
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 10/1/2023		335	342
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 10/1/2028		3,925	4,404
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 10/1/2030		3,750	4,165
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 10/1/2031		3,750	4,159
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 10/1/2037		9,320	9,934
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 10/1/2039		7,630	8,113
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 10/1/2049		12,400	13,287
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 10/1/2052		16,000	16,940
			282,468

Florida 5.18%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040		1,475	1,258
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2037 (put 12/1/2026)		2,000	2,145
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049		15,500	14,638
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 12/1/2036		1,285	1,311
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2024		160	162
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2028		1,480	1,530

118	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2029	USD	420	$432
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2030		435	446
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2031		460	471
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2032		480	490
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043		735	725
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048		2,690	2,621
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053		6,300	6,079
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2032		5,000	5,114
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2039		4,835	4,945
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 3.20% 5/1/2032		1,095	1,115
County of Broward, North Springs Improvement Dist., Water Management Bonds (Heron Bay Water Management Project), Series 2021-1, Assured Guaranty Municipal insured, 3.00% 5/1/2052		5,600	4,380
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.25% 9/1/2023		1,430	1,429
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.50% 9/1/2024		1,230	1,229
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 9/1/2025		1,070	1,078
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 9/1/2026		860	870
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 3.00% 9/1/2027		515	524
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 12/15/2029[1]		425	394
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2049[1]		1,255	1,184
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049[1]		765	731
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054[1]		390	368
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[1]		2,825	2,634
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, Assured Guaranty Municipal insured, 5.00% 7/1/2034		1,315	1,551
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2043		3,500	3,735
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2044		32,000	34,241
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2048		1,565	1,654
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030		4,000	4,325
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2039		5,000	5,038
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2040		3,000	3,015
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 4.00% 7/1/2041		2,500	2,504
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2042		1,550	1,638
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.00% 5/1/2026		975	963
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.125% 5/1/2027		995	983
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.25% 5/1/2028		1,015	1,002
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.375% 5/1/2029		1,040	1,028
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.75% 5/1/2033		2,230	2,216
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 3.00% 5/1/2038		2,930	2,755
County of Collier, Educational Facs. Auth., Education Facs. Rev. Bonds (Hodges University, Inc. Project), Series 2013, 6.125% 11/1/2043 (preref. 11/1/2023)		1,000	1,027
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043		10,000	10,409
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048		1,500	1,552
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052		16,785	15,372

American Funds Tax-Exempt Funds	119

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 5/1/2023	USD	495	$495
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 5/1/2025		1,145	1,148
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2027		600	606
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2028		755	762
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 5/1/2030		240	242
County of Collier, Water-Sewage Dist., Water and Sewer Rev. Bonds, Series 2021, 4.00% 7/1/2043		1,000	1,012
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2038		2,500	2,642
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 12/1/2025 (put 12/1/2024)		6,385	6,125
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035		1,000	1,026
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040		1,650	1,667
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050		4,415	4,358
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2056		1,250	1,214
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2045		700	616
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2/1/2033 (preref. 8/1/2023)		1,975	2,010
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2/1/2041		1,800	1,796
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2/1/2042		1,750	1,740
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2/1/2046		3,750	3,652
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052		7,710	6,351
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2052		7,760	7,449
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2013-A, 5.00% 6/1/2023		1,250	1,261
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 11/1/2033 (put 10/1/2024)		775	751
County of Escambia, Pollution Control Rev. Ref. Bonds (Gulf Power Co. Project), Series 2002, 2.60% 6/1/2023		2,500	2,499
City of Fort Lauderdale, Water and Sewer Rev. Bonds, Series 2018, 4.00% 9/1/2041		7,920	8,050
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2032		2,000	2,231
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033		2,500	2,782
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2036		500	546
City of Gainesville, Utilities System Rev. Bonds, Series 2021-A-2, 5.00% 10/1/2051		27,000	29,014
City of Gainesville, Utilities System Rev. Green Bonds, Series 2021-A-1, 5.00% 10/1/2046		25,865	27,942
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 10/1/2024		585	586
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046		21,020	22,029
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 5/1/2037		545	544
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 5/1/2047		910	891
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2026		655	696
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2030		1,150	1,215
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2031		1,500	1,583
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2033		1,300	1,369
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2035		4,580	4,792
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2036		1,380	1,438
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2043		12,500	13,466
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2048		5,170	5,527
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2028		375	430

120	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2029	USD	500	$583
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 10/1/2044 (preref. 10/1/2024)		5,000	5,219
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 4.00% 10/1/2052		23,315	23,030
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055		8,350	7,668
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 1/1/2047		1,015	1,018
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 7/1/2047		3,190	3,205
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 7/1/2048		8,855	8,912
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049		2,060	2,077
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050		5,960	6,050
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050		11,130	11,273
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051		4,160	4,105
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051		865	866
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052		3,590	3,539
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052		4,960	4,882
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2014-B, 3.00% 7/1/2045		65	65
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 7/1/2046		50	50
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 5/1/2035		930	942
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026		500	548
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2027		3,555	3,988
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028		3,040	3,396
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2029		4,000	4,465
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2030		4,650	5,188
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2030		5,050	5,844
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2031		3,985	4,601
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2031		4,900	5,879
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2032		4,380	5,031
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2032		11,830	13,997
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2033		3,530	3,930
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2033		1,000	1,149
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2033		6,395	7,636
JEA, Electric System Rev. Bonds, Series 2017-B, 3.375% 10/1/2034		650	650
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2035		4,250	4,403
JEA, Electric System Rev. Bonds, Series 2020-A, 4.00% 10/1/2035		2,925	3,062
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2036		3,785	3,901
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2037		2,000	2,043
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2029		4,350	4,864
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033		5,565	6,188
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2035		1,890	2,163
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2036		1,000	1,042
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2037		1,000	1,031
JEA, Water and Sewer System Rev. Bonds, Series 2021-A, 4.00% 10/1/2037		1,220	1,263
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038		1,665	1,708
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038		1,000	1,023
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2039		1,000	1,018
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040		850	863
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040		500	506
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2034		2,085	2,237
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2036		1,355	1,448
County of Lee, Airport Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2033		3,340	3,549
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2039		1,000	1,013
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044		5,225	5,248
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2049		4,860	4,845
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2025		2,000	2,073

American Funds Tax-Exempt Funds	121

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2026	USD	1,250	$1,295
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2027		1,250	1,295
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2033		1,000	1,030
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2034		1,000	1,030
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2035		1,000	1,029
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2033		2,350	2,619
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2034		2,000	2,218
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2035		2,000	2,199
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2036		1,750	1,906
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 4.00% 4/1/2037		1,500	1,519
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2037		3,000	3,249
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035		1,375	1,379
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 5/1/2023		700	704
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 5/1/2024		645	662
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 5/1/2025		380	399
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 5/1/2026		815	876
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 5/1/2031		655	665
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 5/1/2034		1,060	1,062
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 11/15/2045 (preref. 11/15/2024)		5,000	5,231
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 5/1/2024		1,505	1,503
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 5/1/2029		985	986
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 10/1/2032		1,000	1,158
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2035		1,850	1,959
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2040		5,055	5,076
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2041		1,500	1,498
County of Miami-Dade, Educational Facs. Auth., Rev. and Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 4/1/2045		10,000	10,238
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2029		1,415	1,454
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2039		6,485	6,606
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2010-A, 5.00% 7/1/2040		3,050	3,054
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2023		2,350	2,371
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2024		1,500	1,513
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2025		4,140	4,196
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2026		4,335	4,421
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2027		3,000	3,083
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2028		3,180	3,393
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2029		7,200	7,675
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2030		2,000	2,054
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030		2,385	2,541
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2031		2,560	2,629
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2031		3,300	3,513
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2034		1,000	1,059
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2046		1,500	1,471
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2051		4,085	3,961
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 11/1/2031		300	296

122	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 11/1/2036	USD	560	$541
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 11/1/2046		1,240	1,147
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 3.00% 10/1/2036		1,600	1,517
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 10/1/2042		2,650	2,666
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 10/1/2043		7,360	8,040
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 10/1/2044		2,000	1,980
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 10/1/2046		6,105	6,038
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 10/1/2046		20,640	22,429
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 10/1/2048		8,000	7,876
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2031		1,500	1,589
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2032		1,000	1,058
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 4.00% 10/1/2038		15,000	15,322
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 10/1/2049		18,880	18,411
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2040		1,190	1,243
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2045		2,500	2,605
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2032		1,645	1,678
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2034		1,800	1,834
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2040		12,850	12,951
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2044		2,000	2,013
City of Miami Beach, Water and Sewer Rev. and Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2047		16,550	17,466
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 10/1/2027		675	719
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 10/1/2031		1,715	1,823
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2029		6,000	6,520
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2030		5,000	5,424
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2031		2,000	2,163
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2035		2,000	2,112
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2042		4,250	4,323
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2048		3,800	3,845
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2024		1,750	1,801
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2035		1,000	1,028
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2040		1,750	1,786
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 10/1/2040		1,900	1,933
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 8/1/2026		3,980	4,070
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028		2,250	2,334
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2035		6,400	6,606
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2036		2,250	2,338
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2040		6,250	6,401
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2041		6,820	7,088
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045		7,950	8,109
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2047		6,870	7,140
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2024		4,000	4,145
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2025		4,000	4,248

American Funds Tax-Exempt Funds	123

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2037	USD	1,000	$1,117
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2038		1,000	1,115
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2034		5,000	5,338
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2036		3,000	3,173
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2036		5,345	5,040
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042		26,770	23,714
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047		33,335	28,404
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 1/1/2025 (put 7/1/2024)		2,890	2,757
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 10/1/2024		1,000	1,043
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)		4,000	3,481
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2035 (preref. 7/1/2023)		2,600	2,628
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 8/15/2049		1,000	958
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032		4,340	4,460
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045		1,125	1,128
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 4.00% 11/15/2034		1,200	1,045
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 5/15/2038		2,380	2,193
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041		250	220
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042		2,695	2,703
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.75% 5/1/2023		180	180
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.875% 5/1/2024		325	324
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.00% 5/1/2025		350	352
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.125% 5/1/2026		360	364
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.25% 5/1/2027		370	377
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.40% 5/1/2028		385	396
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.50% 5/1/2029		385	398
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.875% 5/1/2033		1,715	1,759
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 4.125% 5/1/2039		1,605	1,637
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 5/1/2035[3]		330	337
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2040		1,200	1,207
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2043		3,000	2,960
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040		2,000	1,675
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 5.00% 9/1/2050		5,000	4,742
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039		1,590	1,574
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044		2,980	2,881
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051		2,720	2,106
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2030		1,750	1,829
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031		2,000	2,092
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032		1,000	1,044
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033		2,900	3,015

124	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 5/1/2014[4]	USD	10,125	$2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 5/1/2039[5]		19,690	2,390
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013[4]		1,727	1,243
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.625% 5/1/2024		410	409
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 5/1/2025		1,085	1,081
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.75% 5/1/2025		420	419
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.10% 5/1/2026		1,030	996
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 5/1/2026		2,390	2,315
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2026		840	852
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.00% 5/1/2026		430	436
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.25% 5/1/2027		2,445	2,362
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.25% 5/1/2027		1,055	1,018
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 5/1/2027		1,155	1,178
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.125% 5/1/2027		445	454
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.30% 5/1/2028		1,080	1,038
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.40% 5/1/2028		2,505	2,423
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 5/1/2028		1,190	1,222
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.25% 5/1/2028		460	473
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.40% 5/1/2029		1,105	1,061
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.50% 5/1/2029		2,565	2,496
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2033		5,515	5,473
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 5/1/2033		2,380	2,360
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2037		6,230	5,743
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 5/1/2040		4,030	3,485
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 5/1/2036		995	998
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055		5,185	4,770
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2023		115	114
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050		475	354
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032[4]		1,620	1,605
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045		130	129
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 5/1/2024		355	351

American Funds Tax-Exempt Funds	125

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 5/1/2026	USD	370	$357
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.375% 5/1/2028		385	369
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.875% 5/1/2033		975	915
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2038		980	855
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048		1,000	972
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 3.00% 5/1/2035		675	637
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2042		3,000	3,105
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047		11,920	12,267
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2030[1]		1,250	1,275
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 7/1/2027		1,000	1,031
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2023		335	336
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2024		345	349
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2025		275	283
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2026		310	323
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2027		300	316
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2028		305	324
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2029		310	330
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2034		2,000	2,118
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2035		2,000	2,121
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2037		4,525	4,795
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 12/1/2036		2,000	2,051
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040		1,050	1,067
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2036		830	492
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2038		1,000	537
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2041		1,000	446
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2045		1,850	641
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2053		5,050	1,146
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2033		1,000	1,043
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2035		2,000	2,078
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2040		4,555	4,689
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045		1,500	1,539
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050		16,235	15,513
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 7/1/2047		4,100	4,283
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 7/1/2042		41,550	41,744
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2023		15,935	16,108
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 6/1/2045		2,500	2,551
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 10/15/2045		4,000	4,222
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2016, 3.875% 5/1/2047		2,775	2,255
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2019, 3.70% 5/1/2050		9,335	7,318

126	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 5/1/2024	USD	630	$621
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031		3,400	3,164
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037		930	869
			1,174,047

Georgia 2.14%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2038 (put 2/3/2025)		1,500	1,432
City of Atlanta, Airport General Rev. Bonds, Series 2019-A, 5.00% 7/1/2044		1,160	1,258
City of Atlanta, Airport General Rev. Bonds, Series 2022-A, 5.00% 7/1/2047		3,000	3,334
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038		10,000	11,106
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2039		29,030	32,041
City of Atlanta, Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 7/1/2026 (escrowed to maturity)		500	547
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 9/1/2027 (preref. 9/1/2023)		3,500	3,551
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 12/1/2024		1,650	1,720
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 7/1/2026[1]		950	906
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[1]		600	537
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042[1]		1,210	1,040
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051[1]		2,470	2,064
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Intrada Westside), Series 2021-B, 0.41% 3/1/2024 (put 9/1/2023)		2,000	1,959
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 12/1/2025 (put 12/1/2023)		6,500	6,313
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2034		1,960	2,061
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2035		1,910	1,990
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2036		1,000	1,033
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2038		5,250	5,390
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 11/1/2027		5,450	5,939
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2032		3,925	4,151
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2033		1,000	1,079
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2034		2,000	2,143
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2035		1,750	1,852
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2040		17,280	17,980
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2024		280	289
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2025		215	227
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2026		450	486
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027		155	171
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028		190	214
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029		165	189
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2034		1,000	1,153
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2035		1,000	1,141
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2036		1,000	1,025
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2037		1,500	1,526

American Funds Tax-Exempt Funds	127

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2034	USD	1,410	$1,555
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2035		1,580	1,730
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2036		1,230	1,335
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2037		1,075	1,162
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032		1,065	907
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 11/1/2053 (put 3/12/2024)		12,420	12,323
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052[3]		20,250	14,210
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)		9,515	9,082
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045		5,000	4,688
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2030		500	556
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033		1,370	1,511
County of Cobb, Kennestone Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2022-A, 4.00% 4/1/2052		9,280	8,922
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 7/1/2036		1,500	1,606
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2030		1,000	1,130
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2031		1,000	1,126
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032		1,000	1,120
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2036		1,000	1,020
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2038		1,000	1,004
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2039		1,000	1,004
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2040		1,000	1,003
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2041		1,000	1,003
County of Fulton, Dev. Auth., Multi Family Housing Rev. Bonds (Jonesboro Road Senior Village), Series 2022-B, 3.00% 10/1/2025 (put 10/1/2024)		3,025	3,028
G.O. Bonds, Series 2021-A, 4.00% 7/1/2035		1,250	1,368
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 1/1/2024		2,500	2,564
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 1/1/2025		2,500	2,636
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2031		1,000	1,100
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2034		1,500	1,628
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2036		5,405	5,786
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation I, LLC Project), Series 2015, 5.00% 6/15/2030		2,250	2,363
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation III, LLC Project), Series 2020, 5.00% 6/15/2028		1,800	2,027
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 6/1/2045		285	285
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 12/1/2046		580	579
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 4.00% 6/1/2050		2,375	2,413
County of Houston, Hospital Auth., Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 10/1/2031 (preref. 4/1/2024)[3]		1,120	1,144
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043		1,140	1,160
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-B, (3-month USD-LIBOR x 0.67 + 0.75%) 3.677% 4/1/2048 (put 9/1/2023)[2]		4,500	4,500
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 9/1/2023)		16,000	16,065
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 3.757% 8/1/2048 (put 12/1/2023)[2]		2,000	2,003
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 8/1/2048 (put 12/1/2023)		8,000	8,046

128	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2049	USD	3,250	$3,350
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 8/1/2049 (put 12/2/2024)		22,000	22,149
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)		4,305	4,316
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-A, 4.00% 9/1/2052 (put 12/1/2029)		10,000	10,023
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-A, 5.00% 6/1/2053 (put 6/1/2030)		14,770	15,686
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2009-1, 1.00% 7/1/2049 (put 8/1/2026)		2,000	1,795
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)		5,215	4,977
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2034		1,500	1,731
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2035		1,250	1,423
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2036		875	977
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2034		8,250	8,940
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2040		720	725
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2051		2,345	2,194
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2056		8,750	8,997
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2059		8,050	8,214
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 7/1/2060		6,585	6,649
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060		11,250	11,486
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2062		4,500	4,659
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2040		800	805
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2056		5,000	5,126
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2056		5,805	5,986
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2062		2,000	2,071
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2063		22,695	23,158
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046		1,320	1,215
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063		800	808
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2032		1,450	1,617
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2033		1,200	1,332
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034		13,635	15,731
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2035		1,855	2,034
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2037		2,240	2,404
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2038		2,000	2,190
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2039		1,215	1,288
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2044		8,460	8,802
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2046		6,710	7,060
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049		4,000	3,812
Municipal Electric Auth., Project One Bonds, Series 2021-A, 4.00% 1/1/2051		7,000	6,613
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2022-A, 4.00% 4/1/2041		1,000	998
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2026 (preref. 4/1/2024)		4,500	4,631
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2029 (preref. 4/1/2024)		1,250	1,286
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2033 (preref. 4/1/2024)		1,000	1,029
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 4/1/2044		4,500	4,424
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2044 (preref. 4/1/2024)		2,655	2,733
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 8/1/2038		2,500	2,646

American Funds Tax-Exempt Funds	129

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
County of Spalding, Griffin-Spalding County Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2017-A, 3.75% 4/1/2047	USD	1,335	$1,217
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (TISHCO Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2/1/2025 (put 2/1/2024)		1,155	1,130
City of Villa Rica, Downtown Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Villa Rica Project), Series 2022, 1.25% 8/1/2025 (put 8/1/2024)		8,900	8,621
			483,597

Guam 0.15%
Business Privilege Tax Bonds, Series 2015-D, 5.00% 11/15/2039		5,110	5,188
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2028		665	717
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2028		3,000	3,116
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029		1,000	1,091
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031		1,000	1,036
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036		5,000	4,955
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042		4,610	4,344
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2031		1,000	1,048
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2033		1,400	1,462
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046		1,000	1,002
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2027		2,615	2,752
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 7/1/2048		3,245	3,359
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2024		745	767
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028		400	411
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2039		500	516
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2044		750	773
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2035		1,885	1,980
			34,517

Hawaii 0.54%
Airports System Rev. Bonds, Series 2018-D, 5.00% 7/1/2030		4,960	5,868
Airports System Rev. Bonds, Series 2020-C, 5.00% 7/1/2050		10,295	11,143
Airports System Rev. Ref. Bonds, Series 2020-D, 4.00% 7/1/2036		3,770	3,875
Dept. of Budget and Fin., Special Purpose Rev. Bonds (Pacific Health Obligated Group), Series 2013-A, 5.50% 7/1/2043		17,000	17,125
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039		10,000	8,620
G.O. Bonds, Series 2018-FT, 5.00% 1/1/2031		7,510	8,483
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2037		600	623
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2038		875	904
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2040		425	431
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/1/2027		445	503
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/1/2028		1,250	1,441
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/1/2029		2,750	3,231
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 7/1/2026		1,000	1,065
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2029		1,000	1,090
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2030		2,725	2,966
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2032		1,000	1,085
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2033		1,650	1,784
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2034		1,140	1,231
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2035		3,750	4,031
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2035		4,935	5,482
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2036		2,100	2,195

130	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Hawaii (continued)
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2036	USD	2,500	$2,677
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2036		2,500	2,760
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2037		2,745	2,932
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2037		4,270	4,699
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2047		8,750	9,392
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2035		3,500	3,707
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2037		6,190	6,426
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2038		7,000	7,231
			123,000

Idaho 0.24%
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2042		1,115	1,159
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047		5,750	5,904
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034		1,750	1,775
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044		5,750	5,804
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047		13,680	14,124
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2032		315	372
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2034		400	417
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2041		850	835
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2046		6,300	6,062
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2051		4,500	4,265
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2038		2,065	2,111
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2039		2,000	2,036
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2037		835	976
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2047		5,000	5,575
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050		3,030	3,074
			54,489

Illinois 11.11%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 6/15/2023		2,050	2,063
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 6/15/2023		1,000	1,010
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 6/15/2026		5,000	5,031
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 6/15/2033		3,500	3,680
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2025		2,135	2,212
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2026		1,010	1,062
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2027		5,500	5,605
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2029		3,500	3,669
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032		4,775	5,073
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035		2,060	2,141
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036		1,510	1,561
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038		945	972
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039		5,500	5,634
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039		3,000	3,015
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040		1,000	1,020
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041		925	939
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046		10,000	9,989
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046		1,350	1,438
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[1]		28,810	31,613

American Funds Tax-Exempt Funds	131

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2023	USD	1,000	$1,011
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2023		6,000	6,063
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2024		500	513
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025		1,000	1,032
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025		3,445	3,556
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2025		1,625	1,702
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026		2,570	2,674
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		2,905	3,023
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027		3,500	3,669
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2027		1,500	1,573
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028		9,000	9,806
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029		7,000	7,574
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030		4,000	4,172
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 12/1/2030		3,255	3,610
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2034		11,840	12,217
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034		10,000	10,319
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035		7,500	7,151
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035		2,240	2,136
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2035		4,660	4,799
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041		31,955	29,044
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042		3,375	3,048
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042[1]		13,115	14,465
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044		1,000	1,007
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046		27,590	27,694
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047		16,215	14,265
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025		4,890	4,438
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2028		6,640	5,353
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2036		3,500	3,647
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2037		4,215	4,381
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2041		12,000	12,381
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2046		5,445	5,587
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 1/1/2026		1,010	1,034
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 1/1/2034		5,000	5,082
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 1/1/2034		3,000	3,005
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 1/1/2035		7,230	7,340
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 1/1/2033		15,000	16,128

132	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[1]	USD	17,112	$16,093
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[1]		4,728	4,446
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035		1,450	1,412
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039		395	431
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041		1,000	1,066
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2031		8,595	6,409
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 1/1/2024		1,285	1,301
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2027		3,000	2,610
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2031		210	155
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 1/1/2025		4,250	4,353
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2025		3,000	3,073
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026		5,000	5,179
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2032		2,000	2,200
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2036		1,250	1,355
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2038		6,150	6,601
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 1/1/2024		1,000	1,002
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 1/1/2027		2,000	2,005
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 1/1/2038		4,000	4,061
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 1/1/2032		1,000	1,101
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 1/1/2052		5,000	5,188
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 1/1/2053		33,025	34,714
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2031		5,260	5,494
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2032		3,000	3,132
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2032		500	533
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2033		1,250	1,331
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2034		1,000	1,063
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2035		1,750	1,855
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2022-D, 4.00% 1/1/2044		3,975	3,947
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 1/1/2046		1,500	1,529
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2023		2,000	2,003
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2025		1,000	1,049
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2026		4,175	4,485
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2027		1,000	1,098
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042		7,890	7,889
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044		24,995	26,659
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2023		2,710	2,636
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025		1,030	939
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2026		3,700	3,230
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2029		5,305	4,095
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031		5,745	4,045
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2031		4,000	2,817
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 1.99% 12/1/2023[1]		560	550
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.27% 12/1/2024[1]		624	603
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.53% 12/1/2025[1]		670	637
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.69% 12/1/2026[1]		618	580

American Funds Tax-Exempt Funds	133

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.87% 12/1/2027[1]	USD	510	$473
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.04% 12/1/2028[1]		550	503
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.20% 12/1/2029[1]		658	597
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.29% 12/1/2030[1]		695	626
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.38% 12/1/2031[1]		736	659
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.45% 12/1/2032[1]		611	544
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 6/1/2028		2,500	2,762
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2046		13,000	13,411
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 4.00% 12/1/2049		7,645	7,160
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 12/1/2049		20,925	21,321
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2051		30,750	31,618
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2051		11,500	11,878
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055		2,000	1,847
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057		31,855	33,647
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 1/1/2037		400	400
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 1/1/2042		9,730	9,733
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2025		4,500	4,679
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2026		2,460	2,560
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2027		1,000	1,041
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2030		1,000	1,029
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 1/1/2030		785	887
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2031		2,500	2,560
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2031		5,000	5,260
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2032		3,000	3,071
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2032		7,600	7,990
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2033		2,000	2,049
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2034		9,000	9,419
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2035		1,250	1,278
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2038		3,915	4,020
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2039		1,000	1,011
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2047		21,165	21,482
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2025		210	198
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026		20	18
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2027		1,760	1,556
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2028		4,245	3,622
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2023		2,150	2,185
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2025		8,275	8,725
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2025		1,000	1,054
City of Chicago, Water Rev. Bonds, Series 2016-A-1, Assured Guaranty Municipal insured, 5.00% 11/1/2025		620	665
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026		2,125	2,272
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 11/1/2026		965	972
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028		2,275	2,408
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029		5,000	5,282
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030		3,785	3,997
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2030		4,750	4,891
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2030		3,100	3,274

134	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2031	USD	5,135	$5,271
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2023		650	661
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028		4,000	4,300
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2029		1,110	1,144
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2031		2,000	2,182
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2035		2,295	2,450
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2036		1,200	1,245
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2036		3,500	3,690
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2037		2,895	3,042
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2039		7,500	7,605
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 11/1/2042		21,875	21,882
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2044		3,000	3,029
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2023		1,950	1,966
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 6/1/2025		8,600	9,165
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2017-A, 5.00% 7/1/2025		13,500	14,320
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 6/1/2026		4,300	4,746
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000-A, National insured, 6.50% 7/1/2026		15,705	17,202
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 6/1/2027		11,700	13,317
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2029		15,000	17,514
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, National insured, 6.00% 7/1/2031		8,785	10,717
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-B, FGIC-National insured, 5.75% 6/1/2033		9,630	11,623
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 7/1/2033		17,820	22,610
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2034		19,960	24,405
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 6/1/2025		5,650	5,949
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2026		10,000	10,863
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2027		5,000	5,552
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 12/1/2043		5,150	5,170
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 12/1/2047		9,635	10,125
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2027		6,830	7,405
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2030		1,350	1,463
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2031		4,750	5,141
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 11/15/2031		1,500	1,736
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 11/15/2032		1,600	1,846
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 11/15/2033		2,000	2,295
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 11/15/2034		1,000	1,054
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2032		7,645	8,333
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2033		5,000	5,437
County of Cook, Sales Tax Rev. Bonds, Series 2022-A, 5.25% 11/15/2045		5,000	5,511
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2032		580	650
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2037		780	838
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2038		760	813
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2044		3,250	3,417

American Funds Tax-Exempt Funds	135

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2049	USD	6,455	$6,747
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2051		1,000	1,043
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037		1,000	1,028
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2/15/2046		2,000	1,927
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027 (preref. 5/1/2025)		765	809
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027		225	238
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 11/1/2030		3,325	3,553
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2030		2,500	2,680
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 3/1/2038		3,850	3,882
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 1/1/2026		4,875	5,255
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 7/1/2026		5,300	5,566
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2027		5,000	5,404
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2028		6,410	6,906
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2029		7,065	7,607
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 1/1/2029		4,000	4,415
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2029		2,700	2,904
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2029		2,000	2,207
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2030		6,200	6,660
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 1/1/2030		7,420	8,178
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2030		3,500	3,857
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2031		3,580	3,832
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2031		6,080	6,678
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2032		5,005	5,484
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2033		5,000	5,465
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2034		5,000	5,438
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2035		8,180	8,886
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2036		700	756
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2030		1,000	1,077
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2032		1,000	1,072
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2033		1,150	1,229
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2034		1,310	1,395
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2036		1,000	1,054
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041		1,000	1,041
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2029 (preref. 1/1/2027)		3,000	3,298
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2030 (preref. 1/1/2027)		5,100	5,607
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2033 (preref. 1/1/2027)		9,000	9,860
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2034 (preref. 1/1/2027)		3,000	3,298
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)		5,000	5,497
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2036 (preref. 1/1/2027)		3,750	4,108
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 5/15/2043		1,025	987
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2/15/2045[4]		2,225	1,001
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 5/15/2035		1,350	1,279
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2026		3,000	3,208
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2027		2,990	3,183
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035		2,000	2,016
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2036		2,420	2,431
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040		5,000	5,120
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046		9,410	9,525
Fin. Auth., Rev. Bonds (Northshore - Edward-Elmhurst Health Credit Group), Series 2022-A, 5.00% 8/15/2047		33,000	35,824
Fin. Auth., Rev. Bonds (Northshore - Edward-Elmhurst Health Credit Group), Series 2022-A, 5.00% 8/15/2051		9,865	10,654
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2036		3,000	3,048
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037		3,000	3,038
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2039		6,000	6,036
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040		3,000	3,008
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 3.25% 8/15/2049		13,040	10,578
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2026 (escrowed to maturity)		3,080	3,358
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2032 (preref. 7/1/2026)		3,290	3,587
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2033 (preref. 7/1/2026)		1,425	1,554
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2034 (preref. 7/1/2026)		3,240	3,533
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 7/1/2037 (preref. 7/1/2026)		8,020	8,483

136	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	USD	7,000	$7,384
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 7/15/2047		3,000	2,988
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 5/15/2028		2,450	2,610
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 5/15/2039		5,330	4,682
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050		5,000	3,643
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2025		2,345	2,417
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2027		4,015	4,215
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028		3,250	3,408
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2030		905	912
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030		1,400	1,466
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031		1,750	1,834
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 2.36% 5/1/2042 (put 5/1/2026)[2]		400	389
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021, 4.00% 5/1/2045		300	273
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050		4,420	3,899
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2030		7,615	8,329
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2031		3,000	3,277
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2033		2,500	2,706
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2034		1,895	2,039
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041		8,000	8,012
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)		730	775
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)		5	5
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 7/1/2023		100	101
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 7/1/2043		2,700	2,732
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2030		5,000	5,238
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2034		2,500	2,585
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 11/15/2034		2,595	2,684
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038		5,325	5,429
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038		4,320	4,377
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2/15/2045		18,725	19,277
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048		27,500	21,630
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2048		5,840	5,732
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-B, 5.00% 8/15/2053 (put 8/15/2031)		3,395	3,871
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 7/1/2036		7,000	7,876
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 5.00% 7/1/2036		2,000	2,304
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2037		12,000	12,607
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2038		2,500	2,611
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2039		2,500	2,598
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2040		6,500	6,706
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 8/1/2033 (preref. 8/1/2024)		8,500	8,803
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034		1,000	1,072
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2035		5,400	5,741
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2024		700	710
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2026		585	602
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2027		1,095	1,135
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038		1,000	1,011
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 10/1/2024		600	609
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2030		1,000	1,077
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2035		1,000	1,058
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 10/1/2040		7,500	7,503
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2034		3,000	3,429
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2038		3,605	3,710
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039		4,505	4,623
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040		8,915	7,865
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2031		2,500	2,622
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2032		3,500	3,668
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034		2,600	2,712
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045		5,440	5,489
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035		6,745	6,946
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037		1,000	979
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044		3,635	3,651
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 3/1/2032		1,600	1,711

American Funds Tax-Exempt Funds	137

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	USD	1,200	$1,202
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2035		2,235	2,071
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047		1,265	1,069
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2019, 2.45% 10/1/2039 (put 10/1/2029)		7,000	6,493
G.O. Bonds, Series 2021-A, 5.00% 3/1/2023		2,250	2,254
G.O. Bonds, Series 2021-B, 5.00% 3/1/2023		1,170	1,172
G.O. Bonds, Series 2014, 5.00% 5/1/2023		1,485	1,493
G.O. Bonds, Series 2020, 5.375% 5/1/2023		2,000	2,013
G.O. Bonds, Series 2017-D, 5.00% 11/1/2023		3,470	3,527
G.O. Bonds, Series 2019-A, 5.00% 11/1/2023		1,000	1,016
G.O. Bonds, Series 2017-A, 5.00% 12/1/2023		5,875	5,982
G.O. Bonds, Series 2013, 5.50% 7/1/2024		2,530	2,560
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2024		9,070	9,395
G.O. Bonds, Series 2019-A, 5.00% 11/1/2024		4,500	4,661
G.O. Bonds, Series 2022-A, 5.00% 3/1/2026		3,290	3,480
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2026		11,880	12,673
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2028		4,220	4,528
G.O. Bonds, Series 2021-B, 4.00% 1/1/2029[1]		5,062	5,114
G.O. Bonds, Series 2017-C, 5.00% 11/1/2029		17,940	19,168
G.O. Bonds, Series 2021-B, 4.00% 1/1/2030[1]		8,367	8,384
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2030		7,700	8,030
G.O. Bonds, Series 2022-A, 5.00% 3/1/2030		5,000	5,481
G.O. Bonds, Series 2021-B, 4.00% 1/1/2033[1]		2,913	2,903
G.O. Bonds, Series 2016, 5.00% 11/1/2033		2,000	2,089
G.O. Bonds, Series 2017-A, 5.00% 12/1/2036		11,500	11,984
G.O. Bonds, Series 2016, 5.00% 11/1/2037		7,500	7,732
G.O. Bonds, Series 2016, 5.00% 11/1/2038		6,500	6,685
G.O. Bonds, Series 2014, 5.00% 2/1/2039		6,275	6,324
G.O. Bonds, Series 2014, 5.00% 5/1/2039		5,100	5,148
G.O. Bonds, Series 2019-A, 5.00% 1/1/2040		1,000	1,014
G.O. Bonds, Series 2019-C, 4.00% 11/1/2040		500	475
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2041		1,000	1,018
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041		3,000	2,401
G.O. Bonds, Series 2022-A, 5.50% 3/1/2042		3,705	4,034
G.O. Bonds, Series 2019-C, 4.00% 11/1/2044		1,000	916
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 8/1/2023		1,200	1,213
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 8/1/2025		1,360	1,361
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2027		4,000	4,280
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028		3,000	3,196
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046		3,545	3,542
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048		14,430	14,605
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 6/1/2043		611	519
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051		12,495	12,304
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.66% 5/15/2050 (put 5/15/2025)[2]		27,800	27,799
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Ogden Commons), Series 2023, 4.00% 7/1/2043		3,000	3,047
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046		1,935	1,946
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048		4,505	4,549
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049		4,320	4,396
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050		13,445	13,559
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050		19,735	19,912
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050		11,465	11,308
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051		2,370	2,336
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051		19,910	19,598
Housing Dev. Auth., Rev. Bonds, Series 2022-G, 6.25% 10/1/2052		12,000	13,526
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 4/1/2026		2,000	2,154
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2028		735	822

138	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2029	USD	1,840	$2,083
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2030		930	1,052
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2030		1,390	1,572
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2032		1,000	1,131
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2034		1,000	1,126
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2036		250	277
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2038		425	467
Village of Manhattan, Special Service Area No. 2007-5 (Lakeside Towns at Liberty Center Project), Special Tax Bonds, Series 2007, 6.125% 3/1/2040[4]		2,300	575
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030		21,475	16,485
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030 (escrowed to maturity)		1,210	995
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2037		5,150	2,749
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2025		6,650	6,066
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 1994, National insured, 0% 6/15/2028		830	692
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 12/15/2029		10,000	7,913
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2031		2,810	2,062
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2033		3,625	2,414
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2034		15,000	9,513
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2034		3,000	1,850
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2035		8,435	4,890
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042		4,125	4,259
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-B, 5.00% 12/15/2045		1,000	1,010
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025		560	558
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027		550	579
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2035		7,015	7,176
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040		5,870	5,961
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042		3,500	3,282
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 12/15/2045		1,400	1,432
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047		2,000	1,813
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050		9,630	8,610
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 6/15/2050		4,000	3,670
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050		5,000	5,081

American Funds Tax-Exempt Funds	139

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	USD	3,050	$2,701
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057		5,670	5,704
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 6/15/2025		2,825	2,618
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2026		6,035	5,431
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2035		760	427
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2036		1,350	737
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2036		2,375	1,260
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2037		585	294
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2038		2,540	1,244
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2038		2,500	1,197
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2044		30,000	11,375
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 12/15/2054		34,865	6,625
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 12/15/2054		22,000	4,838
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056		6,500	1,291
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 12/15/2056		6,000	1,020
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 12/15/2056		30,000	5,959
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2027		3,000	3,176
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2029		7,500	7,919
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2031		10,450	11,002
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2023		240	241
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2024		500	514
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2025		400	417
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2026		650	691
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2028		625	684
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2029		410	453
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2030		450	500
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2031		500	554
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2032		1,225	1,354
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2033		1,270	1,400
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2034		1,560	1,713
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2035		1,000	1,019
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2037		1,140	1,144
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2039		495	491

140	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2041	USD	460	$445
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 6/1/2026		5,000	5,396
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2033		14,880	16,221
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2034		8,370	9,098
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2035		2,675	2,887
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2036		10,105	10,831
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2036		1,295	1,412
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2037		1,280	1,400
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 1/1/2039		4,630	4,620
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2040		17,750	18,780
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2030		1,750	1,921
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2034		4,000	4,622
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2034		1,041	1,165
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2039		3,000	3,242
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2025		150	138
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 4/1/2025		2,525	2,643
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2027		4,655	5,041
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2028		4,820	5,290
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 11/1/2036 (preref. 11/1/2023)		385	398
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 11/1/2048 (preref. 11/1/2023)		6,300	6,525
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.00% 6/15/2027		1,025	1,050
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029		5,880	6,384
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2030		1,000	1,038
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2030		4,755	4,885
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2032		3,000	3,078
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 3/1/2031		2,220	2,305
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 3/1/2032		3,000	3,107
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 3/1/2040		4,000	4,159
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2027		2,570	2,587
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2028		1,000	1,007
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2029		5,860	5,899
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2030		7,100	7,117
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2033		2,200	2,205
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033		5,000	5,396
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2034		1,000	1,066
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2035		3,055	3,276
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2036		2,000	2,115
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2036		2,000	2,134
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2037		1,500	1,582
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2037		1,900	2,020
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2038		35,430	35,496
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 1/1/2038		2,500	2,541
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2038		4,000	4,331
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2039		5,745	5,862
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 1/1/2039		3,000	3,047
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040		7,500	7,810
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040		6,500	6,822
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2040		1,000	1,106
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2041		23,730	25,039
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 5.00% 1/1/2041		15,000	16,664
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2044		2,000	1,984
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044		5,500	5,947

American Funds Tax-Exempt Funds	141

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2045	USD	17,215	$18,752
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 4/1/2023		3,000	3,011
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 4/1/2023		1,800	1,808
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 4/1/2024		310	320
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 4/1/2025		10,000	10,035
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 4/1/2026		1,960	2,108
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 4/1/2027		1,185	1,241
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 4/1/2030		3,120	3,247
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2032		2,930	2,994
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2033		4,535	4,616
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034		5,000	5,037
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 4/1/2036		8,000	8,012
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2023		1,000	995
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2024		2,195	2,124
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 3/15/2024		1,925	1,972
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 10/1/2025		2,315	2,334
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.50% 3/1/2023		898	898
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 3/1/2024		948	947
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.875% 3/1/2025		503	504
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 3/1/2026		863	873
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2024		31,295	29,700
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2024 (escrowed to maturity)		13,100	12,531
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2024 (escrowed to maturity)		540	517
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025		8,820	8,127
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025 (escrowed to maturity)		295	275
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 3/1/2024		1,162	1,161
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 3/1/2025		727	732
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 3/1/2026		1,292	1,312
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.25% 3/1/2027		1,361	1,387
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036		997	1,020
			2,514,758

142	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana 1.02%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2017-C, 4.00% 11/1/2037	USD	5,000	$5,084
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 11/1/2041		12,300	12,636
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 11/1/2051		16,400	16,730
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-B, 2.25% 12/1/2058 (put 7/1/2025)		1,500	1,476
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 5/1/2042 (preref. 5/1/2023)		2,255	2,269
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2034		725	789
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2035		1,335	1,436
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2036		1,365	1,384
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2038		2,045	2,045
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2039		1,820	1,794
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043		8,005	7,621
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2045		10,000	9,972
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050		15,000	14,614
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 12/1/2029		1,000	1,046
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2025		1,525	1,569
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2029		1,000	1,021
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2031		1,700	1,725
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030		2,250	2,025
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030		10,695	10,637
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030		1,790	1,553
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030		850	765
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2023		250	252
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2027		1,050	1,078
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2028		1,100	1,129
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043		420	411
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046		2,770	2,770
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 11/15/2043		1,000	1,028
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041		1,350	1,143
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 10/1/2037		10,080	11,620
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 3.00% 10/1/2039		2,000	1,809
Fin. Auth., Wastewater Utility Rev. Ref. Green Bonds (CWA Auth. Project), Series 2021-A, 4.00% 10/1/2046		1,000	995
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Biggs Project), Series 2022, 2.00% 4/1/2025 (put 4/1/2024)		1,125	1,112
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035		2,665	2,067
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 1/1/2049		2,835	2,837
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049		1,515	1,527
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050		1,920	1,892
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 7/1/2051		4,210	4,153
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052		2,525	2,481
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 3.00% 7/1/2052		11,960	11,770
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053		1,330	1,419
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2034		1,170	1,357
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2035		1,230	1,416
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2036		1,295	1,471
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2037		1,355	1,526
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 1/1/2044		5,100	5,543
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 1/1/2050		31,485	31,034
City of Indianapolis, Local Public Improvement Bond Bank Rev. Bonds, Capital Appreciation Bonds, Series 1999-E, AMBAC insured, 0% 2/1/2025		2,540	2,406
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2034		1,415	1,442
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2036		1,080	1,100

American Funds Tax-Exempt Funds	143

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana (continued)
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 7/1/2023	USD	3,000	$3,034
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 1/1/2036		4,550	4,853
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 1/1/2037		5,970	6,348
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 1/1/2042		2,750	2,770
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.50% 1/1/2053		1,000	1,137
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 6/1/2025		3,200	3,197
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-B, 3.05% 6/1/2025		12,635	12,710
			231,028

Iowa 0.35%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2/15/2033		8,650	8,712
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050		8,330	8,387
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)		6,285	6,427
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028		305	305
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046		940	944
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047		865	852
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2017-C, 3.50% 1/1/2047		3,850	3,847
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-A, 4.00% 7/1/2047		1,805	1,822
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047		1,200	1,224
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049		1,735	1,739
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 1/1/2050		3,820	3,850
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051		7,900	7,784
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-J, 6.00% 7/1/2052		4,000	4,458
Fin. Auth., State Revolving Fund Rev. Green Bonds, Series 2021-A, 5.00% 8/1/2034		2,000	2,394
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)		16,500	17,132
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2035		2,000	2,023
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2037		1,900	1,885
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2039		2,145	2,102
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056		5,000	3,826
			79,713

Kansas 0.19%
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2042		2,000	2,228
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2047		2,750	3,009
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-B-2, 2.375% 6/1/2027		430	393
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 5.50% 11/15/2028[1]		750	773
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-3, (1-month USD-LIBOR x 0.70 + 0.40%) 3.458% 9/1/2023[2]		2,500	2,505
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 3.558% 9/1/2024[2]		15,900	15,969
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 3/1/2047		4,515	4,717
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 3/1/2047 (preref. 3/1/2027)		3,245	3,601
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 12/1/2028		325	305
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034		625	596
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035[1]		7,975	7,776
			41,872

144	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Kentucky 1.37%
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2035	USD	465	$469
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027		1,000	862
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2036		3,320	3,515
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041		3,450	3,598
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046		2,750	2,822
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 12/1/2041		1,000	993
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2045		11,700	12,064
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2047		2,965	2,966
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 1/1/2033		150	150
Housing Corp., Multi Family Housing Rev. Bonds (Bowling Green Towers Project), Series 2022, 3.50% 9/1/2025 (put 9/1/2024)		22,209	22,310
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 8/1/2024 (put 2/1/2024)		1,105	1,066
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 4/1/2024 (put 10/1/2023)		15,870	15,428
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 10/1/2024 (put 10/1/2023)		7,250	7,072
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029		4,085	4,367
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033		1,000	1,062
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2034		3,045	3,093
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035		8,770	8,851
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2036		11,800	11,850
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2037		5,000	5,300
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2038		2,300	2,436
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 10/1/2040		2,785	2,710
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043		2,500	2,061
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-D, 5.00% 10/1/2047 (put 10/1/2029)		5,505	6,133
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2047		10,000	10,440
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 5/15/2047		4,000	4,264
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052		33,260	34,506
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2027		2,000	2,175
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028		1,500	1,628
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2032		2,610	2,811
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2033		2,185	2,352
Property and Buildings Commission, Commonwealth Rev. Bonds (Project No. 112), Series 2016-B, Assured Guaranty Municipal insured, 5.00% 11/1/2023		1,000	1,017
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 4/1/2024)		2,500	2,506
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 1/1/2049 (put 1/1/2025)		17,000	17,002

American Funds Tax-Exempt Funds	145

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Kentucky (continued)
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 12/1/2049 (put 6/1/2025)	USD	26,480	$26,559
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.67 + 1.12%) 4.047% 12/1/2049 (put 6/1/2025)[2]		3,340	3,337
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)		1,200	1,204
Public Energy Auth., Gas Supply Rev. Bonds, Series 2020-A, 4.00% 12/1/2050 (put 6/1/2026)		16,500	16,536
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)		45,475	45,413
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2049[1]		3,335	3,208
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2053[1]		15,910	14,983
			311,119

Louisiana 1.54%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 1/1/2033		845	884
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 1/1/2035		1,340	1,454
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 1/1/2040		1,300	1,339
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 1/1/2045		2,500	2,561
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 1/1/2048		12,855	13,440
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2034		1,150	1,299
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 1/1/2037		1,000	1,018
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2040		1,625	1,762
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2041		1,710	1,842
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2026		12,000	13,022
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 8/1/2023		725	734
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 8/1/2024		700	727
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 8/1/2029		1,000	1,146
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)		18,305	16,156
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2032		2,070	2,383
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2033		1,790	2,055
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2034		1,500	1,722
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2045		16,500	16,472
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 3.51% 5/1/2043 (put 5/1/2026)[2]		2,245	2,199
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 11/1/2042		4,000	4,228
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 11/1/2047		3,320	3,507
Housing Corp., Multi Family Housing Rev. Bonds (Byers Estates V Project), Series 2021, 0.35% 4/1/2024 (put 4/1/2023)		3,615	3,594
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-D, 3.25% 12/1/2052		8,465	8,407
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		1,000	1,102
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 12/1/2037		3,000	3,088
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 9/15/2044[1]		965	907
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 10/1/2044		5,690	5,893
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 8/1/2030		2,000	2,195
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030		1,100	991
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036		43,380	36,497
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 10/1/2028		2,500	2,814
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2030		3,940	4,302

146	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Louisiana (continued)
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2032	USD	4,580	$4,990
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2033		4,620	5,016
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2034		4,895	5,297
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2036		4,680	4,985
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2043		1,250	1,297
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032		6,700	6,405
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2024		2,000	2,018
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2025		5,000	5,042
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2032		2,500	2,517
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 1/1/2034		2,000	2,341
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 1/1/2035		1,500	1,741
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2030 (preref. 6/1/2025)		900	953
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2033 (preref. 12/1/2025)		1,000	1,073
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2034 (preref. 12/1/2025)		1,000	1,073
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2045 (preref. 6/1/2025)		1,350	1,430
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2045		1,500	1,591
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 4.00% 6/1/2050		2,400	2,325
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2029 (preref. 12/1/2025)		900	966
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2032 (preref. 12/1/2025)		1,000	1,073
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2044 (preref. 12/1/2024)		7,570	7,937
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop, LLC Project), Series 2013-A, 1.65% 9/1/2033 (put 12/1/2023)		3,500	3,462
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033		4,970	5,182
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033 (preref. 7/1/2025)		30	32
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052		1,000	1,026
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2057		8,395	8,602
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059		2,500	2,582
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2046		1,100	1,129
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051		17,590	17,963
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056		10,670	10,877
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042		1,400	1,458
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046		24,000	24,889
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)		5	5
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2033		3,455	3,605
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2034 (preref. 5/15/2026)		10	11
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 6/1/2051 (preref. 6/1/2025)		12,405	13,223
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2032		2,000	2,090
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032		495	522
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2034		1,490	1,568
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2047		4,000	4,079
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.10% 6/1/2037 (put 7/1/2024)		2,035	1,994

American Funds Tax-Exempt Funds	147

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Louisiana (continued)
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 6/1/2037 (put 7/1/2024)	USD	4,700	$4,606
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.20% 6/1/2037 (put 7/1/2026)		7,070	6,668
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)		4,200	3,978
City of Shreveport, Water and Sewer Rev. Bonds, Series 2018-C, BAM insured, 5.00% 12/1/2029		4,300	4,799
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 12/1/2031		500	566
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 12/1/2033		325	336
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 12/1/2036		365	370
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 12/1/2036		1,250	1,372
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 12/1/2037		1,340	1,466
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 12/1/2041		1,000	1,082
			349,352

Maine 0.13%
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 7/1/2046		1,595	1,513
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.00% 11/15/2035		1,750	1,403
Housing Auth., Mortgage Purchase Bonds, Series 2021-C, 2.30% 11/15/2046		4,850	3,352
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 11/15/2047		665	669
Housing Auth., Mortgage Purchase Bonds, Series 2017-B, 4.00% 11/15/2047		665	669
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 11/15/2049		1,375	1,389
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 11/15/2050		3,125	3,160
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 11/15/2040		85	85
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 7/1/2047		9,000	9,621
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 5.00% 7/1/2050		6,000	6,510
			28,371

Maryland 1.15%
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (The Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 7/1/2023		225	227
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (The Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 7/1/2032		1,000	1,011
County of Anne Arundel, G.O. Rev. Ref. Water and Sewer Bonds, Series 2021, 5.00% 4/1/2023		2,370	2,380
County of Baltimore, Consolidated Public Improvement Bonds, Series 2021, 5.00% 3/1/2023		1,995	1,999
County of Baltimore, Consolidated Public Improvement Bonds, Series 2021, 5.00% 3/1/2023		1,000	1,002
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2029		1,070	1,124
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2030		1,000	1,049
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2026		465	488
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2027		3,065	3,259
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2028		3,215	3,460
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029		1,000	1,034
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2030		1,655	1,714
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2031		1,225	1,264
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2032		700	721
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2036		1,505	1,519
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050		5,630	5,329
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2032		2,000	2,101
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2044		5,000	5,140
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2014-A, 5.00% 7/1/2044		1,500	1,542
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 7/1/2039		2,215	2,291
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 7/1/2040		2,500	2,464

148	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035	USD	2,600	$2,052
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 2.10% 9/1/2041		1,650	1,187
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048		4,565	4,684
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050		14,330	14,332
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050		15,030	15,146
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050		9,280	9,227
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051		5,895	5,814
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051		33,405	32,821
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2015-A, 3.50% 9/1/2045		690	689
Community Dev. Administration, Dept. of Housing and Community Dev., Rev. Bonds, Series 2021-C, 2.60% 1/1/2042		1,700	1,304
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2027		1,350	1,445
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2028		2,000	2,171
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2030		1,250	1,354
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2031		1,000	1,082
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2035		2,000	2,130
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 7/1/2035		1,000	1,010
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 7/1/2039		2,605	2,621
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 4.25% 7/1/2050		300	285
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 7/1/2029		250	250
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2023		355	358
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033		1,000	1,003
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2027		135	141
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2028		175	182
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2029		190	197
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2030		325	336
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2031		375	386
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2032		325	334
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2036		600	608
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 4.00% 6/1/2024		1,350	1,372
G.O. Bonds, State and Local Facs. Loan of 2022, Series 2022-A-3, 5.00% 6/1/2036		3,500	4,165
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 1/1/2046		5,000	5,100
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2030		690	728
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2038		240	249
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2043		700	718
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048		940	960
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2026		210	222
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2036		2,835	2,988
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2045		13,000	13,482
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 10/1/2027		125	130
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 10/1/2028		215	224
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 10/1/2032		165	171

American Funds Tax-Exempt Funds	149

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2026	USD	4,290	$4,476
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2032		800	839
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2033		1,000	1,047
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2034		1,800	1,883
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2036		1,500	1,555
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2038		9,000	9,219
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 7/1/2040		1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 7/1/2045		1,000	1,010
County of Howard, Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2/15/2044		1,420	1,412
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049		1,915	1,946
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2013-A, 4.00% 1/1/2031		790	793
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048		440	443
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049		2,955	2,982
County of Montgomery, Housing Opportunities Commission, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2050		4,440	4,370
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 7/1/2036[1]		1,750	1,766
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046[1]		500	505
County of Prince George, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 7/1/2026		2,080	2,084
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, Assured Guaranty insured, 5.00% 7/1/2026		825	827
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, Assured Guaranty insured, 5.00% 7/1/2032		1,150	1,153
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035		3,871	3,886
St. Mary’s College of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2018-A, BAM insured, 4.00% 9/1/2023		1,235	1,245
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034		1,800	1,563
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2037		1,000	925
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2037		2,000	2,085
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2038		1,750	1,596
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2038		1,225	1,280
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2040		1,500	1,547
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2041		1,500	1,534
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2045		9,500	9,487
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040		8,010	8,157
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2020, 5.00% 12/1/2027		1,560	1,769
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2015, 3.00% 6/1/2028 (preref. 6/1/2024)		3,305	3,333
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 6/1/2029 (preref. 6/1/2024)		1,875	1,916
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 6/1/2043 (preref. 6/1/2024)		1,500	1,533
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 6/1/2031		4,170	4,219
			260,178

150	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Massachusetts 0.73%
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 11/15/2041 (preref. 11/15/2023)	USD	3,000	$3,066
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates, LP Issue), Series 2021-B, 0.25% 7/1/2024 (put 7/1/2023)		2,240	2,206
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 12/1/2042		485	462
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 12/1/2042		730	756
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 4.00% 11/15/2023[1]		225	225
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038[1]		1,500	1,560
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2036[1]		400	370
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2041		445	397
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2051		200	167
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2051[1]		520	434
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 2.26% 7/1/2049 (put 1/29/2026)[1,2]		1,885	1,860
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 7/1/2038 (put 1/30/2025)		6,000	6,269
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 7/1/2044 (preref. 7/1/2023)		2,500	2,527
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2030		2,000	2,120
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2031		1,925	2,040
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2029		500	538
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2030		600	642
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2031		500	532
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 7/1/2033		805	849
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2034		675	707
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2028		800	896
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2039		500	508
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2049		4,800	4,802
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2024		350	350
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2025		365	366
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2029		500	552
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2030		1,000	1,071
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2031		1,300	1,427
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2033		1,590	1,730
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2034		1,000	1,059
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2035		1,000	1,074
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2036		445	474
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2037		605	641
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2038		340	360
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2033		4,000	4,512
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2034		9,000	10,092
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2039		7,500	8,163
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 12/1/2049		2,465	2,467
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.45% 12/1/2024		3,325	3,178
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042		1,220	1,219
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 12/1/2043		40	40
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 12/1/2044		355	356
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 6/1/2045		405	406
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046		360	360
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048		5,485	5,531
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 12/1/2048		3,085	3,113
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 12/1/2048		590	602
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 12/1/2049		6,600	6,602
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 12/1/2049		4,650	4,680
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050		270	287
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 221, 3.00% 12/1/2050		4,225	4,163
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 1/1/2034		54,335	66,736
			165,544

Michigan 2.68%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 4/15/2026		1,700	1,822
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 4/15/2031		8,770	9,390
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.00% 10/15/2047		5,000	5,597

American Funds Tax-Exempt Funds	151

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 4.00% 10/15/2052	USD	2,500	$2,478
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.25% 10/15/2057		5,000	5,579
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 3.794% 7/1/2032[2]		54,160	53,061
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2027		1,000	1,052
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2030		1,300	1,369
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2039		115	117
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040		205	184
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2041		635	563
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2042		250	220
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 4/1/2045		1,500	1,555
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046		595	592
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2050		3,500	3,439
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 4/1/2050		2,215	2,284
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal Insured, 5.50% 7/1/2029		10,420	11,639
Detroit School Dist., Unlimited Tax G.O. Bonds, Series 2020-A, 5.00% 5/1/2031		1,435	1,661
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 5/1/2025		830	859
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 5/1/2032		20,000	23,787
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 5.00% 11/1/2031		1,845	2,184
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2055		7,320	6,952
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM insured, 4.00% 11/1/2055		2,000	1,972
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2036		2,500	2,780
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2037		1,000	1,108
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2038		1,000	1,103
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2043		3,500	3,742
Fin. Auth., Distributable State Aid Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM insured, 4.00% 11/1/2055		2,000	1,972
Fin. Auth., Higher Education Facs. Limited Obligation Rev. and Rev. Ref. Bonds (Albion College), Series 2022, 4.00% 12/1/2051		2,165	1,844
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 12/1/2026		750	805
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2034		1,300	1,433
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040		12,030	12,019
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 12/1/2046 (preref. 6/1/2027)		200	223
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-2, 4.00% 12/1/2049		1,515	1,470
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-2, 4.00% 12/1/2036		1,200	1,225
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 12/1/2040 (preref. 12/1/2029)		145	161
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 11/1/2044		1,000	1,026
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2031		4,300	4,621
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047		16,870	16,273
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2050		17,220	16,404
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 6/1/2039 (preref. 6/1/2024)		1,000	1,035
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2029		3,000	3,116
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2031		1,500	1,557
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2033		1,500	1,554
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2034		1,500	1,550
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2045		1,000	1,021
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 7/1/2023		2,500	2,524

152	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 7/1/2032	USD	1,500	$1,547
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2028		1,415	1,486
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2032		1,355	1,421
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2033		2,565	2,687
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2034		3,000	3,129
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2035		3,000	3,126
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 7/1/2034		1,425	1,462
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2036		1,000	994
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028		3,000	3,025
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039		500	502
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2030		1,000	1,100
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2032		1,200	1,317
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2035		1,580	1,709
County of Grand Traverse, Hospital Fin. Auth., Rev. and Rev. Ref. Bonds (Munson Healthcare Obligated Group), Series 2021, 3.00% 7/1/2051		8,385	6,358
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028		3,990	4,504
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 7/1/2045		1,500	1,631
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045		4,090	4,432
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 7/1/2049		4,750	5,073
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2049		4,300	4,578
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029		3,000	3,421
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 7/1/2034		5,760	6,166
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 7/1/2036		6,800	7,197
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046		10,800	11,236
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 11/15/2027		5,000	5,356
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 11/15/2031		4,000	4,212
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 11/15/2032		14,000	14,646
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-3, 4.00% 11/15/2047 (put 7/1/2024)		6,750	6,910
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-4, 5.00% 11/15/2047		1,500	1,568
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Carpenter Place Apartments Project), Series 2021, 1.25% 12/1/2024 (put 12/1/2023)		14,290	14,090
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Mid Apartments Project), Series 2021, 0.40% 12/1/2024 (put 12/1/2023)		5,465	5,307
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 3.25% 10/1/2044		1,000	832
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2020-A-1, 2.70% 10/1/2045		1,650	1,278
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.45% 10/1/2046		5,565	3,890
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.10% 12/1/2031		1,025	1,015
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 12/1/2034		3,000	2,960
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 6/1/2046		735	739
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		10,955	10,946
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048		6,265	6,257
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048		18,055	18,229
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049		14,560	14,801
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049		14,470	14,745
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050		3,960	3,989
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050		4,190	4,196

American Funds Tax-Exempt Funds	153

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-C, 3.00% 6/1/2051	USD	4,610	$4,546
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052		3,115	3,067
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053		9,375	9,970
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053		9,015	9,834
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2038		2,500	2,767
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2044		2,000	2,169
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2048		5,800	6,224
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2021-B, 2.00% 7/1/2051 (put 7/1/2026)		5,500	5,282
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 5/1/2038		2,000	2,012
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2039		1,140	1,160
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2044		2,840	2,841
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 9/1/2030 (preref. 3/1/2024)		1,160	1,192
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029		22,000	19,596
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030		32,410	28,402
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 4.00% 11/15/2023		750	749
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 12/1/2032		2,500	2,505
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2032		1,500	1,701
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2033		1,000	1,131
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2034		2,000	2,248
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2035		4,000	4,469
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2036		3,500	3,880
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 12/1/2037		7,400	7,412
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2037		5,585	6,154
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2038		3,000	3,296
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 12/1/2040		12,800	13,359
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 12/1/2042		1,850	1,976
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2043		4,210	4,533
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 12/1/2044		1,900	1,946
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 12/1/2045		13,010	13,475
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-A, 5.00% 12/1/2046		1,750	1,929
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 12/1/2047		2,750	2,911
			605,725

Minnesota 0.44%
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2/15/2058		14,080	14,458
G.O. Bonds, Series 2021-A, 4.00% 9/1/2037		695	750
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2/1/2024 (put 2/1/2023)		4,800	4,800

154	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Minnesota (continued)
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 12/1/2042	USD	2,112	$1,949
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2/1/2045		460	440
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 10/1/2047		10,097	9,632
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047		3,722	3,563
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2018-A, 3.30% 3/1/2048		867	840
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 1/1/2038		130	131
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046		2,700	2,698
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047		725	730
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047		1,405	1,417
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048		1,960	1,979
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048		8,085	8,139
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049		3,480	3,555
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050		3,820	3,825
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051		3,455	3,407
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051		6,365	6,272
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052		1,615	1,590
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052		5,550	5,463
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052		2,965	2,917
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052		2,270	2,232
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 11/15/2033		2,575	2,694
Municipal Gas Agcy., Commodity Supply Rev. Bonds, Series 2022-A, 4.00% 12/1/2052 (put 12/1/2027)		2,745	2,799
City of St. Paul, Housing and Redev. Auth., Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015-A, 5.00% 11/15/2029 (preref. 11/15/2025)		745	796
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 4.25% 1/1/2052		4,130	4,160
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 5.00% 1/1/2052		8,500	9,197
			100,433

Mississippi 0.29%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044		4,405	3,096
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2031		1,590	1,695
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2032		1,690	1,798
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2033		1,275	1,353
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2035		1,150	1,213
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County Highway Ref. Project), Series 2013-A, 5.00% 1/1/2025		3,000	3,140
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County Highway Ref. Project), Series 2013-C, 5.00% 1/1/2026		4,000	4,290
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2032		3,000	3,328
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2033		3,600	3,973
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2035		2,000	2,177
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2037		4,000	4,314
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2029		2,500	2,643
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2032		7,500	7,905
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2034		12,960	13,586
Home Corp., Collateralized Multi Family Housing Rev. Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2/1/2024 (put 2/1/2023)		3,655	3,655
Home Corp., Multi Family Housing Rev. Bonds (Southwest Village Apartments Project), Series 2022-2, 2.00% 2/1/2025 (put 2/1/2024)		2,360	2,338
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 12/1/2043		320	322
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 12/1/2048		1,600	1,617

American Funds Tax-Exempt Funds	155

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mississippi (continued)
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	USD	1,955	$1,926
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-C, 5.00% 12/1/2052		735	784
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 9/1/2032 (put 9/1/2023)		750	749
			65,902

Missouri 0.94%
Cities of Brentwood and Maplewood, Hanley Road Corridor Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020, 1.625% 10/1/2033		360	359
Cities of Brentwood and Maplewood, Hanley Road Corridor Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020, 2.00% 10/1/2039		800	778
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2037		3,000	3,021
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2039		3,700	3,679
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2040		2,300	2,278
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 5/15/2042		7,575	7,606
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2038		2,000	2,012
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-C, 5.00% 6/1/2036 (put 6/1/2023)		16,000	16,021
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045		3,750	3,836
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2014-A, 5.00% 2/1/2023		750	750
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2024		460	463
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2024		460	463
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2014-A, 5.00% 2/1/2025		915	921
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2030		220	223
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2031		200	202
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2032		1,100	1,031
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2042		1,125	1,097
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048		18,200	14,663
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2048		2,000	1,915
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2028		415	422
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2029		1,000	1,015
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-C, 4.00% 11/1/2036		1,185	1,190
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 5/1/2040		5,435	5,462
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041		995	994
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 5/1/2047		2,270	2,288
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047		3,330	3,394
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047		4,006	3,985
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 12/1/2047		3,255	3,234
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049		1,750	1,779

156	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 5/1/2050	USD	10,735	$10,859
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 5/1/2050		2,985	3,026
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050		1,865	1,867
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050		3,265	3,270
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052		1,570	1,547
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052		7,375	7,262
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052		2,965	2,945
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053		3,000	3,311
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038		235	235
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 11/1/2040		215	216
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 11/1/2041		65	65
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 11/1/2045		1,820	1,831
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2040		1,815	1,975
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2049		1,000	1,065
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.25% 7/1/2025		5,000	5,332
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2026		5,465	5,873
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2028		5,080	5,893
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2029		1,000	1,111
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2029		8,125	9,615
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2030		1,250	1,386
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030		12,770	15,414
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2031		2,155	2,477
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2031		12,255	15,068
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2032		3,000	3,438
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2033		2,400	2,732
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2034		1,750	1,974
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2048		3,500	3,836
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2052		6,425	7,012
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 8/15/2042		1,120	1,120
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053		3,250	3,013
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035		1,000	987
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045		1,050	1,007
			211,843

American Funds Tax-Exempt Funds	157

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Montana 0.08%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Portland General Electric Co. Projects), Series 1998-A, 2.125% 5/1/2033	USD	1,000	$893
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 2.75% 12/1/2040		675	594
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 12/1/2043		1,785	1,800
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044		1,380	1,379
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045		1,525	1,550
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 6/1/2050		3,370	3,374
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051		5,820	5,736
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051		1,450	1,428
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052		535	526
			17,280

Nebraska 0.51%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)		26,085	27,577
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)		3,650	3,697
County of Douglas, Educational Facs. Rev. Bonds (Creighton University), Series 2021-B, (SIFMA Municipal Swap Index + 0.53%) 2.19% 7/1/2035 (put 9/1/2026)[2]		7,930	7,833
County of Douglas, Hospital Auth. No. 2 (Children’s Hospital Obligated Group), Health Facs. Rev. and Rev. Ref. Bonds, Series 2020-A, 4.00% 11/15/2050		1,000	990
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2045		4,340	4,418
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 9/1/2044		110	110
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045		1,495	1,494
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		920	919
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046		3,135	3,132
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046		2,115	2,114
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048		5,105	5,153
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048		3,440	3,475
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050		7,390	7,291
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050		8,735	8,602
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050		3,020	3,024
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2/1/2030		1,000	1,128
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2021-A, 5.00% 2/1/2046		1,470	1,630
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 7/15/2062		35,000	33,989
			116,576

Nevada 1.12%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 6/15/2034		3,615	3,972
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/15/2024		575	579
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 6/15/2035		11,525	11,016
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 6/15/2036		11,870	11,007
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 4.00% 6/15/2039		1,950	1,987
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 4.00% 6/15/2040		725	736
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2033		9,655	11,145
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2041		9,700	10,595
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 7/1/2040		5,320	5,685
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 7/1/2023		3,000	3,031
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2034		8,725	10,283
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2035		7,000	8,163
County of Clark, Highway Rev. Bonds (Indexed Fuel Tax and Motor Vehicle Fuel Tax), Series 2022, 5.00% 7/1/2026		1,815	1,978
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2026		1,000	1,092
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2027		1,000	1,118
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2032		1,000	1,157

158	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nevada (continued)
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2033	USD	1,000	$1,154
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 7/1/2029		7,230	8,077
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2032		3,500	3,964
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033		4,250	4,803
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2034		6,500	7,299
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2035		5,250	5,841
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2036		7,350	8,102
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 5/1/2048		22,000	23,439
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031		5,000	4,217
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-B, 4.00% 10/1/2049		4,255	4,308
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2021-A, 3.00% 4/1/2051		3,250	3,201
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051		12,620	12,652
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2040		1,000	1,033
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045		1,225	1,257
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 6/15/2025[1]		180	174
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.25% 7/1/2049		17,770	19,714
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043		11,250	11,858
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2023		600	605
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2024		425	439
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2031		1,600	1,738
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2032		1,115	1,210
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2033		2,500	2,704
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2041		14,000	14,818
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2046		1,635	1,720
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034		6,430	5,597
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 6/1/2028		1,000	1,096
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 6/1/2031		1,000	1,103
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 6/1/2035		1,000	1,086
City of Sparks, Nevada Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Ref. Bonds, Series 2019-A, 2.50% 6/15/2024[1]		1,500	1,464
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2023		2,000	2,022
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2024		2,000	2,074
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2028		4,000	4,463
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2029		1,000	1,113
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2030		1,000	1,110
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2028		3,500	3,993
			252,992

New Hampshire 0.97%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031		1,250	1,325
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2046		1,000	1,004
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 1/1/2042 (preref. 1/1/2024)		1,750	1,791

American Funds Tax-Exempt Funds	159

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Hampshire (continued)
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 1/1/2047 (preref. 1/1/2024)	USD	5,500	$5,628
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2032		2,565	2,719
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2033		3,740	3,952
Housing Fin. Auth., Multi Family Housing Rev. Bonds, Series 2021-3, 2.60% 7/1/2051		1,500	1,036
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053		1,160	1,294
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2037		935	941
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2038		1,000	1,001
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2039		1,100	1,087
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2040		1,050	1,022
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2041		1,000	966
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2046		10,145	8,137
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2051		3,390	2,582
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034		57,244	57,872
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036		61,334	61,534
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036		47,515	46,077
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[1]		8,000	7,189
National Fin. Auth., Rev. Bonds (The Lawrenceville School Project), Series 2021-A, 4.00% 7/1/2051		6,855	6,745
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2041		2,725	2,361
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2051		3,000	2,435
			218,698

New Jersey 1.86%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 3/1/2037		750	800
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2027		1,500	1,520
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2032		3,000	3,034
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2034		1,000	1,011
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2028		2,690	2,799
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Bonds (Special Needs Housing Program), Capital Appreciation Bonds, Series 2007-B, Assured Guaranty insured, 0% 7/1/2026		2,085	1,881
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050		590	554
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2028		950	1,034
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2030		1,500	1,624
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2031		1,000	1,080
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2037		3,250	3,408
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2042		6,000	6,216
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048		4,000	3,741
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2027		1,000	1,099
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2029		2,000	2,188
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2033		1,500	1,621
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2038		2,000	2,316
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.00% 6/15/2041		600	620

160	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 6/15/2046	USD	2,080	$2,001
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 6/15/2025		7,500	7,893
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 6/15/2027 (preref. 6/15/2024)		1,525	1,580
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.26% 3/1/2028[2]		5,000	5,000
Econ. Dev. Auth., Transportation Project Sublease Rev. Bonds (New Jersey Transit Corp. Projects), Series 2017-A, 5.00% 11/1/2027		1,185	1,311
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2033		1,500	1,640
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2034		3,540	3,852
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 7/1/2035		200	233
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 7/1/2036		600	691
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 7/1/2037		600	685
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 7/1/2038		750	853
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 7/1/2039		640	656
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, BAM insured, 5.00% 7/1/2027		1,125	1,204
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 7/1/2030		2,555	2,739
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 7/1/2031		2,740	2,933
Educational Facs. Auth., Rev. Green Bonds (Stevens Institute of Technology Issue), Series 2020-A, 5.00% 7/1/2045		3,500	3,643
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty Municipal insured, 5.00% 7/1/2027		1,865	1,971
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2025 (escrowed to maturity)		1,000	1,060
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2026 (escrowed to maturity)		1,000	1,087
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2034		1,375	1,589
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 4.00% 7/1/2035		750	789
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2038		2,500	2,220
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2039		2,000	1,765
Health Care Facs. Fncg. Auth., Rev. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2021-A, 4.00% 7/1/2051		1,500	1,464
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2031		500	522
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2035		500	514
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2035		1,000	1,012
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2036		1,000	1,010
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2037		1,000	1,008
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2038		1,250	1,258
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2044		3,000	2,949
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2035		1,250	1,358
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037		1,000	1,075
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039		2,500	2,666
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2031		2,905	3,143
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033		7,000	7,545
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 12/1/2024 (put 12/1/2023)		3,030	2,988

American Funds Tax-Exempt Funds	161

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	USD	22,070	$22,642
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050		14,110	14,543
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051		12,780	12,803
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052		27,905	27,398
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053		12,605	13,452
Rutgers State University, G.O. Rev. Ref. Bonds, Series 2009-F, 5.00% 5/1/2028		3,500	3,523
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047		3,390	3,454
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM insured, 5.25% 11/1/2052		4,000	4,413
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2030		1,010	1,038
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2039		4,750	4,789
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2024		4,220	4,313
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2025		3,330	3,456
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 6/1/2027		25	25
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029		1,575	1,703
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2030		5,000	5,406
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2033		5,000	5,374
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 6/1/2046		3,600	3,763
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 6/15/2030		3,500	3,756
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 5.00% 6/15/2035		500	564
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2037		1,000	1,069
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 6/15/2037		5,000	5,516
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2040		1,000	998
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2041		1,500	1,485
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2042		6,500	6,376
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 4.00% 6/15/2044		535	520
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044		1,000	1,044
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045		5,000	4,828
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 6/15/2045		2,310	2,438
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2046		8,295	7,979
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2046		2,500	2,606
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050		13,010	9,907
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050		11,500	8,709
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2050		12,000	11,427
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023		5,000	5,123
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023		2,985	3,056
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 6/15/2025		5,580	5,973
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2039		3,100	3,110
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2039		1,000	1,065
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2040		5,000	4,989
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2042		1,025	1,005
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2025		6,585	6,056
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026		3,500	3,121
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2027		10,650	9,189
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2027		3,785	3,291
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, 0% 12/15/2030		8,620	6,621
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2031		9,000	6,661
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2032		2,500	1,760
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2033		20,300	13,823
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2034		16,880	10,895

162	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 12/15/2037	USD	3,000	$1,599
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 12/15/2038		7,965	4,127
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2039		1,500	713
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2040		30,765	13,753
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028		2,175	2,356
			422,056

New Mexico 0.52%
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033		1,000	840
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 1.15% 6/1/2040 (put 6/1/2024)		12,000	11,595
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 6/1/2040 (put 6/1/2024)		1,750	1,691
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2035		2,900	2,981
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2037		4,120	4,194
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2039		5,000	5,058
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2015-A, 5.00% 8/1/2044 (preref. 8/1/2025)		1,350	1,435
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2044		5,860	6,258
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 8/1/2046		4,000	4,216
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-B, 5.00% 8/1/2049 (put 8/1/2025)		5,000	5,269
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 9/1/2048		1,955	1,965
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 1/1/2049		5,465	5,527
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049		4,670	4,721
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049		1,395	1,411
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-D, Class I, 4.25% 7/1/2049		3,775	3,841
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 1/1/2050		4,175	4,208
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050		845	861
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 7/1/2050		11,050	11,065
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050		920	933
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051		3,370	3,375
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 1/1/2052		4,360	4,293
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052		1,885	1,855
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-D, Class I, 3.00% 7/1/2052		19,485	19,163
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-A, Class I, 3.00% 3/1/2053		4,895	4,837
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053		2,155	2,343
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-A, Class I, 5.75% 3/1/2054		4,000	4,476
			118,411

New York 11.68%
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030		1,460	1,632
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 10/1/2031		1,055	1,178
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2026		2,670	2,754
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2027		5,975	6,178

American Funds Tax-Exempt Funds	163

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2028	USD	8,085	$8,345
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2030		5,840	6,006
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2032		1,035	1,075
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2033		1,085	1,125
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2034		1,000	1,035
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2042		70,655	70,653
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 3.00% 7/15/2043		4,260	3,372
Broome County Local Dev. Corp., Rev. Bonds (United Health Services Hospitals, Inc. Project), Series 2020, Assured Guaranty Municipal insured, 4.00% 4/1/2050		750	710
Build NYC Resource Corp., Rev. Ref. Bonds (Grand Concourse Academy Charter School Project), Series 2022-A, 5.00% 7/1/2042		600	620
Build NYC Resource Corp., Rev. Ref. Bonds (Grand Concourse Academy Charter School Project), Series 2022-A, 5.00% 7/1/2052		725	739
Build NYC Resource Corp., Rev. Ref. Bonds (Grand Concourse Academy Charter School Project), Series 2022-A, 5.00% 7/1/2056		550	556
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2037		925	504
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2038		1,390	717
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039		2,300	1,119
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2045		1,000	353
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2054		24,390	5,285
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, BAM insured, 0% 11/15/2054		1,965	467
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2055		6,000	1,235
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2056		3,500	707
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 4.00% 8/1/2043		750	762
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2033		7,500	7,841
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2031		1,255	1,343
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2032		2,250	2,404
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 5.00% 7/1/2041		1,000	1,079
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2031		1,000	1,140
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2036		1,500	1,665
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2038		2,000	2,205
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2031[1]		500	510
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2038		1,070	1,085
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2043		1,200	1,200
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049		2,625	2,581
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, FHA insured, 5.00% 3/15/2024 (escrowed to maturity)		5,510	5,677
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2/15/2030		2,500	2,570
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2/15/2032		1,500	1,657
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 3/15/2034		4,390	4,611
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2035		17,005	18,719
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037		1,685	1,874
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2038		4,000	4,070
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2039		1,775	1,799
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2/15/2039		1,000	1,064
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2039		5,000	5,077
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2040		12,475	12,553

164	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2040	USD	2,000	$2,167
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2040		6,135	6,724
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041		43,585	37,410
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2041		3,000	3,272
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041		5,000	5,619
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2042		16,375	13,925
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042		1,170	1,171
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2042		12,350	12,364
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042		6,860	7,456
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043		20,000	19,990
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2043		6,000	6,511
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2044		10,000	10,831
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045		5,000	4,957
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2046		1,300	1,403
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2047		30,640	30,193
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2047		11,000	10,839
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2047		15,500	16,703
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048		5,000	4,916
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2048		20,000	19,663
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049		20,075	19,714
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2049		12,280	12,058
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 3/15/2033		4,000	4,385
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2034		10,000	11,229
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 3/15/2038		3,690	3,780
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2040		1,035	1,119
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2045		1,480	1,585
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048		1,200	1,294
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 7/1/2041		1,250	1,155
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 7/1/2046		675	683
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 5/1/2026		5,000	5,029
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 5/1/2027		3,000	3,018
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052		690	720
Housing Fin. Agcy., 15 Hudson Yards Housing Rev. Bonds, Series 2020-A, 1.65% 5/15/2039		6,739	4,956
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042		1,250	1,145
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 5/1/2024		1,770	1,742
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-J, 0.75% 5/1/2025		5,000	4,779
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 11/1/2025		6,000	5,537
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 11/1/2025		1,500	1,395
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 1.10% 5/1/2026		1,000	926
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.65% 5/1/2030		1,135	1,005
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 2.60% 11/1/2034		2,260	2,020
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 2.00% 11/1/2035		1,060	851
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035		4,100	3,349
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-1, 2.10% 11/1/2035		5,900	4,873
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 11/1/2037		1,000	1,002
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-1, 2.55% 11/1/2046		4,085	2,945
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-1, 2.65% 11/1/2051		4,965	3,421
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-H, 3.25% 11/1/2052		1,105	876
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 11/1/2056 (put 11/1/2025)		3,140	2,913
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-1, 2.875% 11/1/2056		2,000	1,393
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.00% 11/1/2061 (put 11/1/2026)		5,500	5,056
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-K-2, 1.00% 11/1/2061 (put 11/1/2026)		2,755	2,539
Hudson Yards Infrastructure Corp., Rev. Green Bonds, Series 2022-A, 2.75% 2/15/2047		3,360	2,479
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-C, 3.00% 7/1/2025		180	174
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 3.00% 2/15/2042		5,000	4,186
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.10% 11/15/2032		5,680	4,934

American Funds Tax-Exempt Funds	165

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.20% 11/15/2033	USD	10,390	$8,966
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051		10,865	8,104
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021, 1.00% 9/1/2025		22,320	20,714
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, Assured Guaranty insured, 5.25% 9/1/2029		4,000	4,693
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 9/1/2032		6,000	6,502
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 3.808% 5/1/2033 (put 10/1/2023)[2]		5,765	5,763
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 3.808% 5/1/2033 (put 10/1/2023)[2]		24,820	24,810
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 9/1/2034		1,500	1,550
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2034		5,000	5,635
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2035		1,200	1,380
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2036		1,500	1,708
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2037		2,000	2,199
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2037		1,000	1,129
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2038		1,000	1,096
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2038		1,450	1,628
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 9/1/2039		3,995	4,105
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021-A, 3.00% 9/1/2040		1,740	1,544
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 11/15/2036		5,000	5,379
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051		7,500	7,500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 11/15/2024		410	424
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2035		1,625	1,657
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 11/15/2035		6,000	6,150
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2036		2,830	2,882
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2040		1,000	1,007
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2041		2,000	1,879
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-D, 4.00% 11/15/2042		13,360	12,424
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2042		17,500	16,280
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043		7,330	6,791
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 11/15/2044		11,000	11,040
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2045		22,845	22,974
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)		8,450	9,241
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.00% 11/15/2027		1,065	1,116
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2032		1,500	1,574
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2040		6,000	5,691
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043		3,000	3,117
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C, Assured Guaranty Municipal insured, 4.00% 11/15/2045		3,550	3,508
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2045		1,185	1,083
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045		3,955	3,616
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045		1,500	1,551
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046		20,975	19,049
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2047		10,500	9,472
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048		2,225	1,999
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049		20,555	18,404
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050		7,525	6,716
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050		10,500	10,770
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052		3,930	4,014
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, BAM insured, 4.00% 11/15/2053		12,320	12,064
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055		2,700	2,807
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.25% 11/15/2056		2,500	2,534
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 11/15/2026		4,535	4,699
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 11/15/2027		2,145	2,214
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 11/15/2027		2,230	2,301
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 11/15/2030		2,720	2,849
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2020-E, 5.00% 11/15/2030		5,000	5,450
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-1, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 3.431% 11/1/2032 (put 4/1/2024)[2]		5,000	5,019

166	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 3.431% 11/1/2032 (put 4/1/2024)[2]	USD	4,215	$4,231
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2033		2,225	2,351
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035		4,885	5,132
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2036		1,010	986
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 4.00% 11/15/2046		5,100	4,632
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025		4,500	4,733
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026		1,000	1,066
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2026		10,000	10,655
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028		5,695	6,057
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2029		2,805	2,981
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2029		4,750	5,161
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2030		1,000	1,050
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2030		1,000	1,062
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2031		1,000	1,060
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032		2,920	3,199
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2033		1,000	1,057
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034		2,500	2,514
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2034		2,335	2,462
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2035		5,000	4,968
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2036		3,000	2,941
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2038		1,000	968
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045		5,100	4,663
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 11/15/2045		8,000	8,218
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2027		1,500	1,280
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2029		3,490	2,753
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2032		12,315	8,514
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 4/1/2040		900	907
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 4/1/2041		40	40
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044		2,110	2,108
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045		12,200	12,032
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045		3,000	2,997
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046		2,635	2,648
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047		6,085	6,125
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		3,515	3,566
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048		13,505	13,612
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 4/1/2049		1,945	1,942
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 227, 3.25% 10/1/2050		7,240	7,198
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051		5,135	5,109
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052		10,695	10,722
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 10/1/2023		510	519
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 7/1/2035		2,250	2,499
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 7/1/2042		2,000	2,138
New York City G.O. Bonds, Series 2013-H, 5.00% 8/1/2023		2,625	2,659
New York City G.O. Bonds, Series 2013-J, 5.00% 8/1/2023		550	557
New York City G.O. Bonds, Series 2015-A, 5.00% 8/1/2024		2,750	2,858
New York City G.O. Bonds, Series 2016-A, 5.00% 8/1/2026		4,500	4,807
New York City G.O. Bonds, Series 2017-C, 5.00% 8/1/2026		2,500	2,742
New York City G.O. Bonds, Series 2018-A, 5.00% 8/1/2026		5,000	5,484
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2026		1,500	1,645
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2028		1,000	1,053
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2029		4,800	5,445
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2030		9,000	9,471
New York City G.O. Bonds, Series 2015-D, 5.00% 8/1/2030		1,000	1,052
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2030		815	884
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2030		8,075	9,147
New York City G.O. Bonds, Series 2006-I-A, 5.00% 4/1/2031		2,000	2,396
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2031		3,620	4,093

American Funds Tax-Exempt Funds	167

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City G.O. Bonds, Series 2020-C-1, 5.00% 8/1/2031	USD	225	$269
New York City G.O. Bonds, Series 2021-A-1, 5.00% 11/1/2031		5,000	5,996
New York City G.O. Bonds, Series 2018-E-1, 5.00% 3/1/2032		2,575	2,912
New York City G.O. Bonds, Series 2006-I-A, 5.00% 4/1/2032		2,000	2,389
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2032		3,500	3,669
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2032		1,500	1,636
New York City G.O. Bonds, Series 2013-F-1, 5.00% 3/1/2033 (preref. 3/1/2023)		980	982
New York City G.O. Bonds, Series 2006-I-A, 5.00% 4/1/2033		2,000	2,375
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2033		1,000	1,046
New York City G.O. Bonds, Series 2019-E, 5.00% 8/1/2033		1,000	1,147
New York City G.O. Bonds, Series 2022-C, 5.00% 8/1/2033		485	592
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2033		1,130	1,312
New York City G.O. Bonds, Series 2008-L-5, 5.00% 4/1/2034		3,710	4,395
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2034		1,000	1,188
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2034		1,000	1,083
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2035		4,510	5,287
New York City G.O. Bonds, Series 2022-B-1, 5.00% 8/1/2035		2,660	3,165
New York City G.O. Bonds, Series 2018-B-1, 5.00% 10/1/2035		2,950	3,272
New York City G.O. Bonds, Series 2006-J-2, Assured Guaranty Municipal insured, 3.10% 6/1/2036[2]		2,625	2,625
New York City G.O. Bonds, Series 2020-C-1, 5.00% 8/1/2036		4,000	4,583
New York City G.O. Bonds, Series 2022-B-1, 5.00% 8/1/2036		1,750	2,052
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2036		8,750	9,894
New York City G.O. Bonds, Series 2013-F-1, 5.00% 3/1/2037		30	30
New York City G.O. Bonds, Series 2018-E-1, 5.00% 3/1/2037		6,345	6,927
New York City G.O. Bonds, Series 2018-F-1, 5.00% 4/1/2037		2,000	2,186
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2037		2,000	2,128
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2037		2,500	2,675
New York City G.O. Bonds, Series 2019-D-1, 5.00% 12/1/2037		5,000	5,507
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2038		7,500	8,432
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2038		7,500	8,387
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2038		1,500	1,602
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2039		8,840	9,860
New York City G.O. Bonds, Series 2022-D-1, 5.25% 5/1/2039		1,800	2,101
New York City G.O. Bonds, Series 2020-B-1, 4.00% 10/1/2039		2,000	2,021
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2039		6,810	7,567
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2040		7,000	7,761
New York City G.O. Bonds, Series 2020-B-1, 4.00% 10/1/2040		2,500	2,517
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2040		3,000	3,495
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2041		8,000	8,031
New York City G.O. Bonds, Series 2020-A-1, 5.00% 8/1/2041		12,400	13,633
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2041		1,500	1,594
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2042		5,000	5,002
New York City G.O. Bonds, Series 2021-A-1, 4.00% 8/1/2042		2,000	2,001
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2042		6,000	6,563
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2043		2,000	2,188
New York City G.O. Bonds, Series 2021-F-1, 5.00% 3/1/2043		4,430	4,896
New York City G.O. Bonds, Series 2022-D-1, 5.25% 5/1/2043		1,195	1,367
New York City G.O. Bonds, Series 2020-A-1, 5.00% 8/1/2043		10,000	10,899
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2043		5,000	5,460
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2043		1,500	1,717
New York City G.O. Bonds, Series 2017-B-1, 4.00% 12/1/2043		1,835	1,832
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2044		5,000	4,968
New York City G.O. Bonds, Series 2015-F-4, 5.00% 6/1/2044 (put 12/1/2025)		1,535	1,613
New York City G.O. Bonds, Series 2021-F-1, 4.00% 3/1/2047		1,755	1,727
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2047		25,000	27,454
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2047		10,830	12,262
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2050		36,370	35,593
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2030		1,330	1,565
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.70% 8/1/2045		5,000	3,789
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-C, 2.75% 2/1/2051		2,000	1,432
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2022-A, 3.25% 8/1/2051		5,050	4,005
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048		5,260	5,146

168	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.50% 11/1/2051	USD	5,000	$3,375
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)		4,980	4,668
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 11/1/2035		5,000	4,019
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 11/1/2042		8,000	7,252
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 11/1/2042		2,000	1,934
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 5/1/2050 (put 12/29/2023)		8,725	8,725
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 5/1/2059 (put 7/3/2023)		7,550	7,495
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 11/1/2060 (put 5/1/2025)		5,615	5,284
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.10% 11/1/2036		6,000	4,667
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041		7,100	5,064
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-D-1-A, 2.30% 11/1/2045		2,665	1,818
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-H, 2.55% 11/1/2045		2,320	1,705
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.40% 11/1/2046		4,050	2,799
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046		1,000	691
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.50% 11/1/2051		5,000	3,375
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-C, 3.00% 11/1/2055		3,000	2,188
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 5/1/2061 (put 7/1/2025)		6,715	6,278
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.55% 11/1/2045		5,000	3,621
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-B, 3.05% 5/1/2050		10,920	8,465
New York City Industrial Dev. Agcy., PILOT Rev. Bonds (Yankee Stadium Project), Series 2009-A, Assured Guaranty insured, 0% 3/1/2032		3,365	2,430
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2028		1,000	1,109
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030		1,000	1,145
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031		4,250	4,938
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2032		500	539
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2033		500	494
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2034		3,150	3,072
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2037		4,940	4,410
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2040		6,360	5,403
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046		9,380	7,403
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2039		5,500	4,768
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040		2,000	1,708

American Funds Tax-Exempt Funds	169

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045	USD	9,800	$9,794
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045		2,000	1,893
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049		7,300	5,643
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 6/15/2033		4,560	5,057
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-2, 4.00% 6/15/2042		19,910	19,970
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-2, 4.00% 6/15/2042		3,335	3,345
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 5.00% 6/15/2044		4,240	4,731
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-EE, 5.00% 6/15/2045		16,500	18,450
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 6/15/2047		2,000	2,111
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-CC-1, 5.00% 6/15/2048		8,000	8,473
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-DD-1, 5.00% 6/15/2048		1,500	1,598
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2019-DD-1, 5.00% 6/15/2049		6,000	6,448
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-1, 4.00% 6/15/2050		17,800	17,571
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 6/15/2050		9,735	9,610
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2050		3,930	3,879
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 4.00% 6/15/2050		9,250	9,131
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 5.00% 6/15/2050		16,310	17,833
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2051		3,000	2,958
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 4.00% 6/15/2051		3,500	3,451
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-CC-1, 5.00% 6/15/2052		4,400	4,850
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2016-S-1, 5.00% 7/15/2029		5,000	5,382
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2033		4,320	4,900
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-2, 5.00% 7/15/2034		4,000	4,505
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2034		4,000	4,505
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-1, 5.00% 7/15/2035		3,295	3,626
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2035		3,000	3,301
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2035		5,000	5,577
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 4.00% 7/15/2037		5,135	5,248
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2037		10,000	11,003
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2037		19,250	21,181
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2038		4,000	4,384
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 7/15/2040		2,000	2,026
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 5.00% 7/15/2043		10,000	10,768
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 11/1/2027		5,000	5,289
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-F-1, 5.00% 2/1/2028		1,500	1,503
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2/1/2031		5,000	5,245
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-C, 5.00% 11/1/2031		3,750	4,159
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 8/1/2033		10,000	11,073
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2034		5,000	5,476
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 8/1/2034		8,000	8,498
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2034		2,500	2,936
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-A-1, 5.00% 5/1/2035		1,000	1,075
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2035		5,000	5,441

170	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-2, 5.00% 8/1/2035	USD	10,000	$10,929
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2035		6,000	6,698
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2035		5,170	5,426
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-F-1, 5.00% 2/1/2036		1,000	1,002
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2036		1,200	1,246
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 8/1/2036		4,000	4,234
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2036		2,000	2,295
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2/1/2037		2,000	2,294
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2037		1,000	1,030
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-B-1, 4.00% 8/1/2037		2,800	2,839
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 8/1/2037		2,000	2,112
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 11/1/2037		11,000	10,038
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2037		5,000	5,697
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 4.00% 2/1/2038		1,875	1,923
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-B-1, 5.00% 8/1/2038		2,000	2,143
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2038		4,750	5,194
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-D-1, 4.00% 11/1/2038		3,620	3,714
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 11/1/2039		3,500	3,106
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2039		2,455	2,493
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2039		3,500	3,561
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2040		4,000	4,042
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2040		1,000	1,010
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-2, 5.00% 5/1/2040		36,900	40,573
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2040		1,000	1,010
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2041		8,815	8,865
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2041		1,000	1,005
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 5/1/2041		5,000	5,585
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2042		3,000	3,003
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2/1/2042		5,000	5,006
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 5/1/2042		1,510	1,511
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 4.00% 8/1/2042		1,350	1,351
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 8/1/2042		22,000	22,025
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2042		1,500	1,624
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2/1/2043		12,640	12,617
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 5/1/2043		2,900	2,894
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2043		10,000	9,981
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2043		7,000	6,986
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2045		10,135	10,018
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 5/1/2045		6,500	6,425
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 8/1/2045		3,035	3,239
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2046		10,500	10,328
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 5.00% 2/1/2047		3,660	4,055
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2047		1,000	981
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 3.00% 5/1/2048		6,000	4,839
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-A-1, 4.00% 8/1/2048		1,515	1,482
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2/1/2051		9,615	9,372
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 4.00% 2/1/2051		2,800	2,729
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2034		1,000	1,060
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040		2,000	2,230
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 4.00% 12/1/2049		5,000	4,953
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2037		2,000	2,037
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038		4,000	4,056
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2039		3,360	3,399
Port Auth., Consolidated Bonds, Series 233, 5.25% 8/1/2052		4,000	4,492
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055		10,670	10,498
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2060		5,450	5,305
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/15/2035		1,750	2,081
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2036		1,105	1,144
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2037		1,000	1,027

American Funds Tax-Exempt Funds	171

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2038	USD	2,000	$2,048
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2039		4,000	4,077
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2052		3,000	2,962
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2061		36,865	35,893
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 12/1/2023		250	250
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 12/1/2024		250	251
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 12/1/2025		275	276
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2029		180	188
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2029		1,000	1,038
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2034		165	170
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2034		1,000	1,028
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2040		175	178
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040		1,050	1,066
Thruway Auth., General Rev. Bonds, Series 2020-N, 5.00% 1/1/2034		5,000	5,765
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047		7,500	7,344
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2032		5,000	5,321
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2037		7,000	7,118
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2038		11,260	11,369
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039		4,000	4,026
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2041		3,500	3,657
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045		4,000	3,917
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 3.00% 1/1/2046		900	722
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2046		8,500	8,821
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2051		1,600	1,649
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 1/1/2056		3,250	3,396
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 1/1/2028		1,500	1,696
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 1/1/2029		2,000	2,254
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 1/1/2030		1,700	1,913
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2041		9,225	9,303
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050		2,125	2,091
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051		15,000	14,718
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2054		15,885	15,499
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056		20,000	19,429
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2058		5,000	4,835
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2031		1,200	1,347
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2032		2,500	2,764
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2033		500	551
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034		2,985	3,262
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2036		5,700	6,116
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038		2,125	2,258
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2039		1,800	1,755
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2041		5,830	5,557

172	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2033	USD	2,395	$2,643
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2034		960	1,056
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2035		1,000	1,094
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2049		18,000	19,629
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2051		14,000	15,295
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2022-A, 4.00% 11/15/2052		15,000	14,714
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054		9,750	10,573
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2056		15,240	16,575
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2013-A, 5.00% 11/15/2023		2,500	2,518
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2005-B-4A, 3.261% 1/1/2032 (put 2/1/2024)[2]		5,290	5,243
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2017-B, 5.00% 11/15/2033		3,000	3,310
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2021-A-2, 2.00% 5/15/2045 (put 5/15/2024)		500	493
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2022-E-2B, 5.00% 11/15/2032		7,925	9,774
Triborough Bridge and Tunnel Auth., Rev. Ref. Bonds (MTA Bridges and Tunnels), Capital Appreciation Bonds, Series 2013-A, 0% 11/15/2032		3,095	2,215
City of Troy Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 8/1/2027		800	846
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2032		1,750	1,964
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2033		1,250	1,397
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2034		1,750	1,940
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2035		1,250	1,371
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2039		1,500	1,608
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 4.00% 9/1/2040		1,750	1,703
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2023		1,205	1,209
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-1, 5.00% 3/15/2024 (preref. 3/15/2023)		1,840	1,846
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-2, 5.00% 3/15/2024		2,290	2,297
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 3/15/2024 (preref. 3/15/2023)		2,540	2,547
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2028		750	810
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2029		1,000	1,078
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2030		3,500	3,769
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2031		2,250	2,421
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2031		5,000	5,587
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 3/15/2034		5,000	5,130
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2034		7,500	8,302
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2035		1,990	2,132
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 3/15/2036		4,500	4,915
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037		1,000	1,097
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2038		1,130	1,269
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039		2,500	2,730
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040		3,545	3,097
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2041		24,165	24,310
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2042		3,100	3,416

American Funds Tax-Exempt Funds	173

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2044	USD	12,000	$12,968
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2044		5,000	5,487
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045		2,500	2,475
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2045		1,445	1,431
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047		7,135	5,763
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049		1,120	1,093
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049		15,000	14,635
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050		3,000	2,370
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2050		3,000	3,263
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039		6,500	7,218
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040		12,500	11,096
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 3/15/2043		2,000	1,988
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 3/15/2046		1,750	1,724
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 6/15/2034		900	1,102
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 12/15/2034		1,000	1,089
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 12/15/2035		750	814
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2038		5,000	5,484
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 12/15/2039		3,000	3,515
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041		16,000	17,358
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe, LP Project), Series 2021, 0.28% 4/1/2024 (put 4/1/2023)		12,985	12,907
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 7/1/2026[1]		3,590	3,468
			2,644,552

North Carolina 0.85%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2021-A, 3.00% 7/1/2046		2,635	2,146
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 4.00% 7/1/2047		10,050	9,994
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 3.00% 7/1/2039		3,250	2,999
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 1/1/2025 (escrowed to maturity)		4,725	5,027
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 1/1/2026 (escrowed to maturity)		2,500	2,749
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 1/1/2026 (escrowed to maturity)		1,990	2,188
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 2.00% 6/1/2033		2,500	2,276
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 5/1/2024 (put 5/1/2023)		3,110	3,079
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 3/1/2030		3,000	3,160
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 5.00% 3/1/2033		1,250	1,490
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 3/1/2034		7,000	7,611
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 3/1/2035		13,910	14,886
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 1/15/2049 (put 12/1/2031)		2,400	2,835
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2038		1,635	1,661
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2039		1,390	1,407
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 4.00% 1/15/2043		1,565	1,576
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.85% 7/1/2040		2,045	1,732
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047		7,505	7,631
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050		3,140	3,177
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051		14,730	14,501
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053		1,150	1,282
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047		4,175	4,208
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048		12,865	13,001
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050		3,195	3,239
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050		2,015	2,046
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051		8,950	8,815
County of Mecklenburg, G.O. School Bonds, Series 2021, 5.00% 3/1/2023		1,115	1,117
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040		1,425	1,438
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2045		1,500	1,271

174	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Carolina (continued)
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	USD	1,100	$900
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2050		6,605	6,526
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2038		1,000	1,017
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2049		7,665	7,701
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 5.00% 10/1/2031		1,400	1,434
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 3.00% 10/1/2036		500	400
Medical Care Commission, Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2019-A, 4.00% 11/1/2049		5,000	5,011
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2/1/2030		420	489
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2/1/2031		450	530
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2/1/2032		475	554
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 4.00% 2/1/2036		1,475	1,532
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041		1,120	979
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047		4,000	3,539
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038		1,840	1,861
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2044		5,000	4,981
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049		5,300	5,209
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2040		8,815	4,484
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2041		5,500	2,655
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2042		4,650	2,129
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2043		3,650	1,594
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, Assured Guaranty Municipal insured, 4.00% 1/1/2055		9,820	9,528
			191,595

North Dakota 0.31%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 5/1/2024		2,315	2,225
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2038		1,250	1,222
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2040		1,875	1,797
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2041		2,000	1,878
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2046		1,500	1,307
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2051		2,675	1,982
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2051		1,700	1,420
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 1/1/2036		290	286
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046		1,870	1,868
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 1/1/2036		530	532
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 1/1/2038		140	140
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, (SIFMA Municipal Swap Index + 0.20%) 1.86% 1/1/2043 (put 7/1/2024)[2]		2,000	2,000
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 7/1/2046		1,535	1,542
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 7/1/2047		1,805	1,819
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 1/1/2048		1,505	1,517
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048		3,465	3,495
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049		7,820	7,894
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049		1,695	1,724

American Funds Tax-Exempt Funds	175

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Dakota (continued)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	USD	9,765	$9,953
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050		4,485	4,517
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051		9,060	8,938
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052		2,620	2,581
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052		620	609
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-F, 5.00% 1/1/2053		4,000	4,263
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053		3,230	3,573
			69,082

Ohio 1.93%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2/1/2026 (put 11/1/2024)		1,000	952
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)		1,115	1,035
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026		3,250	3,122
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026		4,700	4,515
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-D, 1.90% 5/1/2026 (put 10/1/2024)		9,000	8,719
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029		7,500	6,979
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2041		2,980	3,065
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 4.00% 11/15/2036		1,000	971
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 12/1/2028		2,360	2,667
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040		4,800	4,765
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2036		3,420	3,666
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048		8,205	7,553
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045		3,000	3,032
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046		500	491
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2051		1,000	968
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2036		1,545	1,792
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2040		1,110	1,255
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 12/1/2037		1,160	1,210
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 12/1/2047		4,495	4,530
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2027		1,175	1,233
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2028		1,525	1,601
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030		2,000	2,095
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031		1,000	1,047
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 1/1/2048		5,000	5,307
City of Columbus, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2023		3,570	3,585
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.25% 2/15/2047		5,000	5,051
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052		7,970	8,070
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040		1,120	982
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 4.00% 12/1/2039		435	436
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2049		2,800	2,718
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2035		300	359
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 3/1/2034		1,600	1,932
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031		1,345	1,360

176	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	USD	14,325	$13,194
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050		23,670	23,940
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, Capital Appreciation Bonds, Series 2000-B, AMBAC insured, 0% 12/1/2027		6,180	5,382
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2025		170	173
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2034		490	506
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2035		505	514
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2036		400	402
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023-B, 4.00% 7/1/2039		900	858
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046		1,260	1,178
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2037		840	918
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2040		2,460	2,649
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047		2,000	2,131
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052		1,345	1,424
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 10/1/2052		17,000	14,688
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2030		1,090	1,200
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2032		1,000	1,097
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2034		1,040	1,134
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2036		1,000	1,077
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2032		1,095	1,141
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2038		2,265	2,329
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045		4,490	4,561
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[1]		3,330	3,376
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[1]		2,000	2,020
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048[1]		13,825	12,656
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2032		4,000	4,206
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2035		1,990	2,085
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2046		8,300	8,467
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2030		2,500	2,940
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 1/1/2031		1,700	1,913
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2032		1,575	1,913
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2039		1,000	1,130
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 9/1/2024 (put 9/1/2023)		2,510	2,454
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 11/1/2024 (put 11/1/2023)		2,700	2,630
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046		560	560
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047		5,765	5,804
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 3/1/2047		3,895	3,959
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048		6,940	6,993
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049		9,740	9,959
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-B, 3.25% 3/1/2050		2,520	2,507
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050		6,245	6,392

American Funds Tax-Exempt Funds	177

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	USD	6,420	$6,479
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052		21,850	21,537
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052		9,980	9,911
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048		10,620	9,539
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 12/15/2030		1,780	2,126
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 12/15/2031		4,375	5,309
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 12/15/2031		1,635	1,984
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 12/15/2032		1,700	2,101
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2036		1,450	1,469
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2037		2,100	2,117
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2038		2,100	2,111
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2039		1,000	1,002
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2041		3,000	2,989
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2046		10,000	9,823
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051		1,250	1,206
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. Bonds, Series 2013, 5.00% 11/15/2043		4,350	4,381
Northwest Local School Dist., School Improvement Unlimited Tax G.O. Bonds, Series 2015, 5.00% 12/1/2040 (preref. 12/1/2023)		2,015	2,058
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2021-A, 4.00% 12/1/2048		10,000	9,939
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 12/1/2033		1,000	1,100
Port Auth., Gas Supply Rev. Ref. Bonds, Series 2019, 5.00% 8/1/2049 (put 2/1/2025)		3,000	3,089
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 8/1/2027		2,500	2,810
County of Ross, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group), Series 2019, 5.00% 12/1/2039		4,000	4,152
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2031		8,080	9,151
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2032		6,690	7,569
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2033		19,230	21,668
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2/15/2038		410	422
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2041		2,665	1,260
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2042		3,500	1,576
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2043		2,340	999
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2033		3,635	4,500
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2039		8,040	9,388
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2033		375	384
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2033		875	924
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 7/1/2033		1,000	1,013
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2034		505	517
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2034		1,000	1,051
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2035		1,000	1,046
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2036		580	605
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040		1,930	1,993

178	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2040	USD	2,250	$2,541
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2050		2,500	2,763
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Green Bonds, Series 2021-A, 5.00% 12/1/2034		875	1,055
			437,180

Oklahoma 0.12%
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2036		2,000	2,170
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2039		3,530	3,793
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2031		5,500	6,023
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 9/1/2049		3,280	3,322
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 9/1/2050		2,055	2,042
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2031		1,300	1,376
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2034		1,000	1,054
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2047		3,070	3,210
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 9/1/2026		1,200	1,318
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 1/1/2047		3,745	3,955
			28,263

Oregon 0.35%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 4/1/2040		2,480	2,457
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 4/1/2045		3,305	3,371
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2029		300	332
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2030		300	336
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2035		275	298
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040		1,750	1,825
G.O. Bonds, Series 2017-C, 5.00% 6/1/2029		5,000	5,579
G.O. Bonds, Series 2017-C, 5.00% 6/1/2033		2,500	2,773
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 12/1/2045		3,030	3,047
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047		3,430	3,425
G.O. Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052		605	644
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 3/1/2024 (put 3/1/2023)		1,595	1,592
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 1/1/2047		3,175	3,192
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047		2,205	2,219
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 7/1/2048		5,690	5,686
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049		1,730	1,758
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 7/1/2049		1,245	1,267
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 1/1/2050		3,055	3,131
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2021-A, 3.00% 7/1/2052		17,170	16,908
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045		2,000	1,822
City of Portland, Water System Rev. Bonds, Series 2019-A, 4.00% 5/1/2039		1,445	1,485
Port of Portland, Portland International Airport Rev. Bonds, Series 23, 5.00% 7/1/2027		1,675	1,781
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2037		1,000	1,126
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2040		1,000	1,103
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047		2,000	1,578
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057		4,000	2,957
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2024		210	211
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2025		230	232
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2026		225	227
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2027		125	126
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053		1,500	1,441

American Funds Tax-Exempt Funds	179

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Oregon (continued)
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2029	USD	2,435	$2,723
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2030		2,075	2,314
Tri-County Metropolitan Transportation Dist., Payroll Tax Rev. Bonds, Series 2021-A, 3.00% 9/1/2036		1,000	990
			79,956

Pennsylvania 4.26%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 4.00% 1/1/2046		8,500	8,489
County of Allegheny, Higher Education Building Auth., Rev. Bonds (Carnegie Mellon University), Series 2022-A, (USD-SOFR x 0.70 + 0.29%) 3.30% 2/1/2033 (put 8/1/2027)[2]		6,250	6,072
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2032		4,350	4,771
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2033		3,500	3,828
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2047		2,500	2,571
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 3.795% 2/1/2037[2]		8,155	8,022
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2035		2,000	2,053
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037		3,750	3,788
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039		2,105	2,115
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 4.00% 6/1/2033		250	271
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-B, 4.00% 6/1/2050		2,000	1,978
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2028		2,565	2,865
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2029		2,995	3,379
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[1]		1,610	1,521
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042		1,250	1,276
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2035		2,000	1,531
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2047		1,000	585
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2047		9,800	6,802
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2050		1,000	585
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2037		750	751
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047		600	568
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2047		100	96
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2048		1,000	957
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.231% 1/1/2030 (put 11/1/2025)[2]		820	799
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.231% 7/1/2031 (put 11/1/2025)[2]		1,100	1,072
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.231% 1/1/2032 (put 11/1/2025)[2]		870	848
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2046		515	418
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2054		8,400	7,811
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2023		135	136
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2025		250	257
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2026		120	124
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2027		760	786
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2029		1,130	1,161
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2030		515	527
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2031		660	673
County of Chester, Health and Education Facs. Auth., Health System Rev. Bonds (Main Line Health System), Series 2017-A, 4.00% 10/1/2042		2,500	2,475

180	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 11/1/2044	USD	9,155	$9,075
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 11/1/2049		5,000	4,837
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2031		2,050	2,277
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2032		55	61
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2036		1,000	1,090
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2031		350	372
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 1/1/2031		1,000	1,136
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 1/1/2032		1,250	1,420
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-LIBOR x 0.67 + 0.75%) 3.939% 6/1/2037[2]		19,490	16,932
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041		4,265	3,694
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046		1,310	1,101
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049		500	413
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050		5,000	4,565
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051		2,500	2,269
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 5.00% 2/15/2038		2,000	2,187
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 5.00% 2/15/2039		2,725	2,958
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2050		2,000	1,905
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 4/1/2029		1,000	1,140
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2030		425	484
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 4/1/2030		500	569
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2025		2,500	2,628
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2026		2,000	2,148
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2027		3,000	3,284
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030		4,000	4,452
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2031		3,500	3,891
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2032		3,000	3,329
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2033		3,000	3,321
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2034		3,000	3,306
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 2.26% 6/1/2049 (put 6/1/2024)[2]		6,000	5,981
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 8/15/2035		7,000	7,180
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 8/15/2042		3,500	3,691
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2049		14,000	13,547
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2037		1,525	1,563
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2039		1,450	1,474
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2042		2,015	1,998
Higher Educational Facs. Auth., Rev. Ref. Bonds, Series 2015-AQ, 5.00% 6/15/2024		3,900	4,031
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 10/1/2031		5,000	4,843
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031		3,320	3,189
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 10/1/2032		6,000	5,935
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 10/1/2034		6,500	6,491
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041		3,105	3,101
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042		7,500	6,985
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 10/1/2046		2,805	2,802
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 10/1/2046		5,235	5,229
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046		685	689
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 10/1/2047		425	406
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048		10,025	10,110
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051		3,375	3,333
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-136, 3.00% 10/1/2051		14,695	14,510
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051		4,625	4,510
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052		15,945	15,532
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053		9,220	10,198

American Funds Tax-Exempt Funds	181

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Country Commons Apartments), Series 2018, 3.60% 8/1/2035	USD	6,151	$6,301
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 6/1/2024 (put 6/1/2023)		9,335	9,220
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051		1,195	939
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056		1,585	1,213
County of Lancaster, Hospital Auth., Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2025		650	651
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2041		1,000	1,073
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2046		5,890	6,221
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2051		4,730	4,927
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2044		5,000	5,246
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 4.00% 7/1/2049		18,875	17,919
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 2.76% 8/15/2038[2]		12,155	12,006
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 7/1/2035		4,000	4,019
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2038		1,000	1,000
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2039		1,000	1,000
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2044		2,500	2,443
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2052		14,775	13,577
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2056		19,465	17,640
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2057		17,000	17,520
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2030 (preref. 1/15/2025)		1,000	1,053
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2031 (preref. 1/15/2025)		5,000	5,263
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2036 (preref. 1/15/2025)		2,500	2,632
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2045 (preref. 1/15/2025)		5,580	5,874
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033		8,905	9,136
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036		19,000	19,260
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2046		1,325	1,328
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045		1,990	1,990
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2024		100	101
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044		850	882
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049		3,595	3,713
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2020-A, 4.00% 4/1/2039		5,540	5,558
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2043		1,000	1,040
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 8/15/2046		4,000	4,068
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 4.098% 8/15/2048 (put 8/15/2024)[2]		3,650	3,650
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2048		1,000	1,038
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 9/1/2038		2,775	3,095
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 9/1/2039		2,330	2,588

182	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 9/1/2040	USD	1,250	$1,381
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2028		2,000	2,113
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2031		1,000	1,053
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2032		2,000	2,102
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2034		1,000	1,045
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2031		1,500	1,611
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2033		2,750	2,934
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2028		1,000	1,070
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 5.00% 7/1/2035		1,955	2,198
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 4.00% 7/1/2040		3,660	3,603
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2027		5,625	5,917
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2028		1,000	1,052
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2029		2,620	2,752
City of Philadelphia, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045		3,000	3,265
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2034		3,915	4,326
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2037		2,000	2,168
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2042		1,000	1,111
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2052		4,000	4,194
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 10/1/2052		3,000	3,177
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 11/1/2029		3,475	3,886
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 11/1/2030		5,900	6,592
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 11/1/2031		3,560	3,976
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2024		1,185	1,229
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 9/1/2027		3,905	4,252
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2027		500	542
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 9/1/2027 (preref. 9/1/2026)		5	6
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028		11,000	11,880
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2029		10,000	10,786
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2029		1,250	1,396
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2030		1,990	2,139
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2031		1,600	1,784
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2032		1,000	1,114
Philadelphia School Dist., G.O. Bonds, Series 2015-A, 5.00% 9/1/2035		1,400	1,468
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2035		1,000	1,097
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2035		6,320	7,218
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2036		3,500	3,606
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2036		5,270	5,467
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2037		3,700	3,788
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2037		3,765	3,878
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2037		1,850	2,007
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2038		4,270	4,349
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2038		1,000	1,081
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2039		1,800	1,824
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 9/1/2044		15,000	16,184
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2046		12,500	12,219
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 9/1/2023		2,500	2,533
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034		17,000	20,463
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 9/1/2032		2,000	2,437
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 9/1/2033		1,250	1,539
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 2.31% 9/1/2040 (put 12/1/2023)[2]		4,000	3,997
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 6/1/2027		9,820	10,872
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2030		4,000	4,289

American Funds Tax-Exempt Funds	183

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2033	USD	6,000	$6,409
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2037		1,750	1,863
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.78%) 3.969% 12/1/2024[2]		5,885	5,899
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.83%) 4.019% 12/1/2031[2]		2,005	1,891
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 12/1/2032		1,000	1,112
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 12/1/2033		800	887
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046		525	446
Turnpike Commission, Oil Franchise Tax Rev. Bonds, Series 2021-A, 4.00% 12/1/2051		7,000	6,820
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2032		1,000	1,114
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 6/1/2033		11,200	12,344
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2033		1,500	1,663
Turnpike Commission, Turnpike Rev. Bonds, Series 2022-A, 5.00% 12/1/2033		4,780	5,753
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 6/1/2034		6,995	7,678
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2034		2,000	2,146
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2035		3,500	3,740
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2036		3,250	3,461
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2039		3,410	3,498
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2039		1,200	1,230
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-C, 5.00% 12/1/2039		6,000	6,173
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2040		4,000	4,083
Turnpike Commission, Turnpike Rev. Bonds, Series 2020-B, 5.00% 12/1/2040		1,000	1,087
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2041		2,175	2,212
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2041		9,530	9,936
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2042		3,125	3,153
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2042		1,550	1,564
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2042		6,500	6,875
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2043		1,660	1,652
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2043		3,790	3,816
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2043		1,325	1,334
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044		2,075	2,054
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044		22,450	24,309
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044		2,500	2,665
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2045		1,280	1,259
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046		2,490	2,438
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2046		20,960	21,793
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2046		11,000	11,936
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2046		4,250	4,637
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2047		12,220	12,891
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049		28,265	30,282
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050		9,000	8,538
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051		8,990	6,901
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 3.00% 12/1/2051		3,320	2,574
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2051		5,000	4,735
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2051		6,350	6,229
County of Westmoreland, Municipal Auth., Municipal Service Rev. Bonds, Series 2016, BAM insured, 5.00% 8/15/2042		5,000	5,192
			964,559

Puerto Rico 0.75%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033[1]		415	427
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2033[1]		2,580	2,657
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[1]		7,145	7,282
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037[1]		1,855	1,887
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[1]		3,155	3,214
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[1]		990	887
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[1]		10,460	9,374

184	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico (continued)
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[1]	USD	10,060	$9,015
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 3.705% 7/1/2029[2]		25,110	22,752
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031		1,390	1,393
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2025		990	990
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031		1,870	1,872
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 10/1/2029		1,280	1,283
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2029		2,100	2,356
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2039		2,400	2,595
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2032		1,000	1,130
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)		3,840	4,291
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)		45	50
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2047[2]		5,690	1,570
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2054[2]		9,298	1,943
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		10,858	10,422
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		1,343	1,289
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058		2,000	1,913
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058		14,861	14,679
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2024		102	96
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2029		243	182
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2031		314	212
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		211,154	58,248
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051		5,000	1,045
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2023		4,600	4,590
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026		1,250	1,229
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030		5	5
			170,878

Rhode Island 0.31%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2032		640	680
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2034		1,505	1,590
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2036		500	524
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2037		250	261
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041		2,130	2,208
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2046		10,010	10,314
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 6/15/2023		1,000	1,009
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 6/15/2024		2,250	2,323
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 7/1/2023		2,990	3,019
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046		1,365	1,346
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051		3,865	3,749
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2025		5,500	5,678
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 5/15/2026		4,000	4,238
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048		4,725	4,781

American Funds Tax-Exempt Funds	185

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Rhode Island (continued)
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 74, 3.00% 4/1/2049	USD	7,800	$7,694
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 10/1/2049		6,920	6,964
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 10/1/2049		3,540	3,580
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051		11,040	10,871
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 10/1/2040 (put 10/1/2023)		405	405
			71,234

South Carolina 1.77%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Colonel Bluffs Apartments Project), Series 2022-B, 1.25% 8/1/2025 (put 8/1/2024)		1,760	1,705
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042		2,471	669
Fort Mill School Dist., G.O. Bonds, Series 2013-A, 4.00% 3/1/2028 (preref. 3/1/2023)		1,475	1,477
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 2.65% 7/1/2035		1,120	1,021
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 7/1/2047		775	781
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048		990	1,010
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 1/1/2050		10,840	10,949
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050		1,045	1,062
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		4,400	4,329
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		1,865	1,880
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2014-A-1, 4.00% 7/1/2041		270	271
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (James Lewis, Jr. Eastside Apartments), Series 2021-B, 0.30% 9/1/2024 (put 3/1/2024)		2,585	2,486
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (The Sullivan), Series 2021-B, 0.34% 4/1/2025 (put 4/1/2024)		2,260	2,168
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 6/1/2025 (put 6/1/2024)		3,700	3,596
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2034		605	545
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2044		1,280	1,203
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2049		620	465
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2049		4,030	3,710
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2054		1,165	847
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054		3,500	3,177
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2036 (preref. 8/15/2026)[1,3]		12,100	13,168
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2026[1]		1,145	1,155
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036[1]		2,500	2,418
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2044		9,800	9,548
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 5/1/2048		15,450	15,998
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 8/15/2033		1,450	1,532
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 11/15/2047		1,090	1,090
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 10/1/2028		1,210	1,314
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 10/1/2048 (put 2/1/2024)		11,000	11,072
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2040		5,845	6,241
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 12/1/2041		5,640	5,561
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 12/1/2042		6,840	6,716
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2043		7,750	8,207
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2051		6,890	7,147
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2034		900	945
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2035		6,965	7,234
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035		1,090	1,138
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2036		13,800	14,287
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2036		1,885	1,961

186	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Carolina (continued)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2037	USD	500	$519
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041		15,000	15,442
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2021-B, 4.00% 12/1/2047		3,570	3,410
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056		2,930	2,964
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2026		820	862
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2028		4,495	4,713
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2028		2,730	2,944
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2029		100	105
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029		2,395	2,550
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2030		3,010	3,220
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2031		2,620	2,770
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034		5,960	6,222
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2034		3,625	3,807
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2035		4,270	4,458
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2038		5,195	5,200
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2042		5,000	4,910
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 4.00% 12/1/2045		470	454
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2047		75,000	71,628
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2052		37,000	34,663
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2055		32,260	30,032
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055		14,997	13,961
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055		11,906	11,084
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Hickory Heights and Oakland Apartments Project), Series 2021, 0.29% 10/1/2024 (put 10/1/2023)		2,780	2,755
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 4.00% 5/1/2047		1,540	1,545
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 5.00% 5/1/2052		2,030	2,243
University of South Carolina, Higher Education Rev. Bonds (Campus Village Project), Series 2021-A, 5.00% 5/1/2040		6,740	7,568
			400,112

South Dakota 0.36%
Health and Educational Facs. Auth., Rev. Bonds (Monument Health), Series 2020-A, 4.00% 9/1/2050		3,000	2,952
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2025		600	625
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2026		700	730
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-A, 4.00% 11/1/2034		7,350	7,396
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 11/1/2040		1,750	1,737
Health and Educational Facs. Auth., Rev. Ref. Bonds (Avera Health Issue), Series 2017, 4.00% 7/1/2042		3,000	2,947
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 5/1/2044		555	556
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		2,055	2,064
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046		2,945	2,942
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046		4,330	4,325
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 11/1/2047		3,270	3,296
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048		10,750	10,839
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048		4,520	4,620
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049		4,705	4,756
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 11/1/2050		7,980	8,040
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051		7,900	7,912
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051		7,720	7,602
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053		600	638
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-A, 6.00% 5/1/2054		5,750	6,426
			80,403

Tennessee 0.96%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014-A, 5.00% 10/1/2034		150	153
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 10/1/2039		4,420	4,475
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 5.00% 7/1/2035		3,425	3,690
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 4.00% 7/1/2040		6,000	5,891

American Funds Tax-Exempt Funds	187

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Tennessee (continued)
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	USD	2,590	$2,590
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 7/1/2038		100	100
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042		380	383
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 1/1/2043		3,790	3,826
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 1/1/2045		500	502
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045		490	492
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046		710	714
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047		445	445
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 1/1/2048		3,380	3,375
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048		13,880	14,115
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 1/1/2049		6,835	6,906
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049		5,410	5,489
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 3.50% 1/1/2050		19,615	19,654
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050		4,945	5,031
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-1-A, 3.50% 7/1/2050		2,635	2,640
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-1, 3.00% 7/1/2051		3,550	3,500
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-2, 3.00% 1/1/2052		17,295	17,029
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053		475	502
City of Memphis, Sanitary Sewage System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2045		1,000	1,111
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 7/1/2031		3,350	3,783
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2017-A, 5.00% 7/1/2048		750	767
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2042		5,000	5,379
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2046		5,000	5,345
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 7/1/2046		4,000	4,276
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, 5.00% 7/1/2052		1,000	1,094
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2044		8,000	8,620
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2054		5,000	4,878
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2054		4,000	4,244
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)		35,025	37,583
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2/1/2027		1,890	1,954
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049[2]		8,000	8,040
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)		27,865	29,155
			217,731

Texas 8.71%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 9/1/2053		6,000	6,585
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 3/1/2049		1,140	1,159
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 4.00% 8/15/2036		3,000	3,163
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2036		1,000	1,073
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2/15/2043 (preref. 8/15/2023)		3,235	3,279
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2027		1,210	1,322
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2042		2,000	2,129
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2034		650	712
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2036		915	992
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2037		1,445	1,559
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2047		2,625	2,802
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2023		150	152

188	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2024	USD	185	$191
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2025		195	206
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2034		330	346
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2035		1,000	1,035
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2036		385	393
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2038		900	915
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2039		470	478
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2032		1,000	1,013
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2034		1,000	1,061
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2035		1,000	1,044
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2037		1,000	1,022
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2051		9,545	7,430
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2023		325	329
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2024		325	337
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2032		600	692
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2047		4,050	4,444
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2057		25,370	27,220
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026		665	649
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036		1,000	1,033
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2037		725	775
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2042		4,165	4,469
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046		1,100	1,118
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2048		3,345	3,562
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2049		1,725	1,698
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2029		1,500	1,670
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2030		1,000	1,113
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2031		1,100	1,224
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2032		1,000	1,109
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2035		2,245	2,471
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2038		1,000	1,075
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2043		11,495	12,196
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2030		3,000	3,259
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2037		2,660	2,863
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2032		1,100	1,205
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2033		2,220	2,427
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2034		2,000	2,173
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2035		1,125	1,215
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2036		3,605	3,875
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2037		2,000	2,141
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2041		2,500	2,642
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2028		1,000	1,073
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2031		1,130	1,237
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2032		1,000	1,094
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2033		1,000	1,092

American Funds Tax-Exempt Funds	189

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2044	USD	6,000	$6,539
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2045		1,500	1,557
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 3.00% 5/15/2027		1,705	1,715
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2028		1,000	1,101
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2029		3,000	3,302
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2032		4,405	4,824
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2035		8,185	8,853
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2035		4,000	4,401
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2036		1,565	1,641
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036		1,000	1,059
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2036		6,985	7,527
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2037		5,000	5,460
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2014, 5.00% 11/15/2039		600	616
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2041		1,750	1,772
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2041		5,000	5,330
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2045		11,795	12,499
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2036		500	484
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2037		1,000	926
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2021, 4.00% 6/15/2044		3,500	3,529
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2028		1,100	1,211
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2033		2,000	2,179
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2034		3,105	3,658
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2035		6,155	6,644
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2036		10,150	10,889
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2036		2,745	3,161
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2037		1,780	2,033
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2039		2,220	2,254
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2040		1,500	1,523
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2/15/2045		2,500	2,690
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 4.25% 2/15/2052		6,000	6,080
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2034		1,750	1,933
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2037		1,500	1,547
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2038		3,000	3,067
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2038		4,200	4,546
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2039		1,500	1,523
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2040		2,150	2,183
County of Bexar, Limited Tax Rev. Ref. Bonds, Series 2017, 5.00% 6/15/2043 (preref. 6/15/2026)		5,000	5,463
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 9/1/2027		1,965	2,138
City of Bryan, Electric System Rev. Bonds, Series 2018, 4.00% 7/1/2043		4,285	4,226
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2027		700	760
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2028		1,405	1,525
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 7/1/2029		645	711
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 7/1/2030		1,000	1,100
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 4.00% 1/1/2051		1,315	1,275
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2031 (preref. 7/1/2025)		1,000	1,065
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2033 (preref. 7/1/2025)		1,000	1,065
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034 (preref. 7/1/2025)		1,500	1,598
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2040 (preref. 7/1/2025)		5,845	6,226
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 8/15/2046		2,000	2,095
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2024		260	268
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028		405	433
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 8/15/2032		4,830	4,839
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2033		2,125	2,259
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 8/15/2033		250	254
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2034		2,300	2,427
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2041		1,400	1,404
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2042		1,400	1,398
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2044		5,000	5,046
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047		4,280	4,058
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048		6,470	6,878
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2051		3,100	2,893

190	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 5.00% 8/15/2028	USD	500	$565
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2015-A, 5.00% 12/1/2035		100	102
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044		1,465	1,451
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 12/1/2049		3,455	3,416
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Yes Prep Public Schools, Inc.), Series 2020, 5.00% 4/1/2027		560	617
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2038		560	596
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2036		1,000	1,109
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2037		1,945	2,147
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2038		1,775	1,953
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2043		9,240	9,988
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2048		10,000	10,720
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 5.00% 2/15/2029		1,000	1,157
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 11/1/2037		9,225	9,428
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2037		2,000	2,334
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2040		5,125	5,838
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2034		2,000	2,028
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2036		1,000	1,004
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2037		1,250	1,251
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2038		1,000	995
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2036		5,400	5,820
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2042		8,700	9,360
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2046		7,250	7,756
Dallas Area Rapid Transit Sales Tax Rev. Bonds, Series 2020-B, 5.00% 12/1/2023		2,000	2,041
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 12/1/2031		1,130	1,184
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2034		2,500	2,880
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2046 (preref. 12/1/2025)		3,000	3,228
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 8/15/2034 (preref. 8/15/2024)		1,000	1,040
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 4.00% 2/15/2030		750	776
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 1/1/2024 (put 7/1/2023)		6,000	5,911
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2037		700	723
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 4.00% 8/15/2038		1,000	1,018
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2039		750	762
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2040		1,000	1,016
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2045		2,500	2,517
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2029		3,500	3,822
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2033		14,180	15,372
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2035		6,775	7,260
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2036		7,500	8,008
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 8/15/2045		1,000	1,063
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 2/15/2045 (preref. 2/15/2025)		5,390	5,660
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2040		1,000	1,009
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2041		1,000	1,004
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2044		1,570	1,571
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2047		1,750	1,735
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2025		1,000	1,068
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038		1,750	1,750
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042		8,340	8,340
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 3.00% 3/1/2034		1,500	1,508
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2027		1,080	1,210
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)		3,205	2,902

American Funds Tax-Exempt Funds	191

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 8/1/2050 (put 8/1/2025)	USD	2,360	$2,232
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2032		750	827
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2033		705	774
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2034		1,000	1,086
G.O. Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 8/1/2026		1,600	1,622
Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 8/1/2025 (put 8/1/2024)		1,875	1,791
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2046		1,900	1,860
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2019, 4.00% 3/1/2049		1,200	1,162
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2051		2,250	2,163
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 4/1/2053 (preref. 10/1/2023)		11,050	11,234
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2045		10,000	9,940
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2049		8,480	8,286
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 8/15/2040 (put 8/15/2024)		1,520	1,505
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 8/15/2045 (put 8/15/2025)		1,000	957
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 6/1/2024		1,250	1,288
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 11/1/2037		3,170	3,585
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 4.00% 10/1/2036		1,380	1,464
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 11/15/2028		1,500	1,550
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 11/15/2053		1,350	1,366
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 11/15/2056		1,000	777
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2024		2,000	2,079
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2031		5,000	5,647
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2032		4,640	5,221
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2033		2,000	2,246
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2043		3,000	3,210
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 8/15/2048		9,500	9,428
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2033		1,220	1,325
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2041		2,000	2,115
County of Harris, Toll Road Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2045		5,000	4,942
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2047		7,300	7,673
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2033		1,560	1,488
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048		16,455	14,283
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 6/1/2023		385	388
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 12/1/2025		2,800	2,927
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2025		1,000	1,067
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2026		2,500	2,728
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 12/1/2027		2,800	2,923
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2022-A, 4.125% 7/1/2052		6,000	6,011
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2028		1,000	1,065
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2032		1,000	1,060
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 10/1/2039		5,000	4,573
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 10/1/2041 (put 10/1/2024)		9,610	9,960

192	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2020-A, 4.30% 7/1/2040	USD	7,575	$7,809
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 5/15/2050 (put 5/15/2025)		2,140	2,020
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2027		3,100	3,484
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2028		2,600	2,922
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2030		1,820	2,036
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031		1,250	1,395
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 11/15/2035		12,045	12,356
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 12/1/2045		3,525	3,598
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 3.39% 7/1/2031[2]		7,325	7,325
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 9/1/2032		1,900	2,109
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 1/1/2025 (put 1/1/2024)		5,625	5,444
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049		4,980	5,118
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		8,425	8,290
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-A, 3.50% 7/1/2052		11,330	11,364
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 9/1/2047		7,867	7,519
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049		2,835	2,903
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050		11,830	12,053
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		10,570	10,393
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-A, 5.50% 9/1/2052		5,800	6,377
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053		1,300	1,477
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)		1,905	1,766
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028		1,700	1,938
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2029		2,400	2,730
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2030		3,825	4,348
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2033		1,000	1,132
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2034		2,270	2,552
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2035		2,000	2,232
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2036		8,000	8,848
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2037		2,500	2,748
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2038		2,500	2,737
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2031		8,750	9,193
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2034		5,280	5,724
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2035		12,500	13,473
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2036		5,700	6,121
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2030		1,850	2,113
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2032		2,000	2,275
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/15/2033		6,245	7,313
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2035		3,900	4,336
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036		12,000	12,661
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2036		5,420	5,993
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2038		10,000	10,984
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2039		3,475	3,796
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2023		65	66
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2024		55	56
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2025		45	46
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026		80	84
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027		235	250

American Funds Tax-Exempt Funds	193

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028	USD	115	$123
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029		160	172
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030		165	179
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031		265	289
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2028		3,060	3,272
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2029		1,000	1,066
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2030		1,000	1,066
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		1,555	1,657
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032		1,000	1,065
City of Houston, Water and Sewer System Rev. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 12/1/2028		16,525	13,989
Houston Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 8/1/2024 (put 8/1/2023)		2,780	2,730
Houston Independent School Dist., Limited Tax Rev. Ref. Bonds, Series 2012, 4.00% 6/1/2029 (put 6/1/2023)		2,795	2,808
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2/15/2034		2,000	2,197
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 3.50% 6/1/2039 (put 6/1/2025)		3,000	2,995
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2016-A, 5.00% 2/15/2023		3,015	3,018
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2042		2,110	2,251
Humble Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 5.00% 2/15/2027		7,000	7,574
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 2.76% 10/15/2044 (put 10/15/2023)[2]		425	425
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2023		150	151
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2031		125	136
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032		300	325
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2034		300	324
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2043		1,750	1,803
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2033		345	373
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2034		360	385
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2035		375	395
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2036		780	814
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2037		810	835
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2038		845	860
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2039		880	894
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2040		615	625
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2033		310	335
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2034		500	535
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2035		300	316
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2036		440	459
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2037		655	675
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2038		610	621
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2039		895	909
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2040		750	762
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2045		1,500	1,509
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2023		1,000	1,011
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030		1,000	1,043
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2035		3,080	3,186
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Rev. Ref. Bonds, Series 2021-A, 5.00% 2/15/2023		555	555
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 8/1/2036		1,205	1,325

194	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 8/15/2037 (preref. 8/15/2024)	USD	1,175	$578
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 8/15/2043 (preref. 8/15/2024)		14,860	5,219
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2036		3,000	3,146
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 8/15/2032		1,000	1,100
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2051		1,000	999
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 5/15/2029		2,150	2,265
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 5/15/2031		3,000	3,149
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2036		2,000	2,245
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2037		2,000	2,225
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038		2,000	2,205
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2040		4,415	4,821
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2024		880	907
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2025		750	772
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 5/15/2027		3,500	3,522
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2027		1,000	1,080
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2029		1,525	1,643
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2030		2,500	2,855
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2031		1,000	1,141
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2032		3,700	4,140
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2033		1,250	1,396
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2033		1,000	1,157
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2034		1,300	1,329
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2034		1,240	1,379
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2034		1,500	1,698
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2035		850	867
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 5/15/2036		6,000	6,026
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2036		1,000	1,122
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2037		1,000	1,113
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2038		1,000	1,063
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2038		1,585	1,748
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2039		1,000	1,059
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2039		1,565	1,715
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2040		1,500	1,543
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2040		810	875
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2040		2,000	2,184

American Funds Tax-Exempt Funds	195

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2043	USD	3,250	$3,452
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2045		5,000	5,112
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2045		1,140	1,226
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2046		4,000	4,149
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 5/15/2049		5,000	4,776
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2050		7,500	8,010
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2036		2,850	2,773
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2037		2,920	2,769
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2039		3,955	4,262
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 5/1/2030		3,475	3,678
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 2001-A, 2.60% 11/1/2029		1,675	1,542
County of Maverick, Limited Tax Rev. Ref. Bonds, Series 2016, 7.00% 3/1/2034 (preref. 3/1/2023)		6,350	6,372
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)		3,470	3,201
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026		2,540	2,700
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.21% 9/15/2027[2]		7,565	7,385
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR x 0.66 + 0.69%) 3.837% 9/15/2027[2]		53,910	53,407
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR + 0.87%) 4.065% 9/15/2027[2]		24,505	24,431
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027		7,270	7,683
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029		6,000	6,380
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2030		9,500	10,140
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031		12,010	12,859
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2032		15,035	16,148
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2030		1,000	1,009
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2032		1,565	1,568
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2034		1,250	1,217
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2038		1,000	895
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2046		1,000	784
Nacarro Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2057		2,500	2,456
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049		2,610	2,832
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2036[1]		1,000	905
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041[1]		1,245	1,059
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046[1]		1,430	1,154
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051[1]		1,025	796
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056[1]		2,490	1,869
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 8/15/2033		6,000	6,204
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2047		4,000	4,158
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2036 (preref. 11/15/2024)		350	371

196	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2046 (preref. 11/15/2024)	USD	200	$212
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043		1,000	883
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049		1,550	1,329
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2026		1,000	1,025
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031		1,615	1,636
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040		4,300	4,311
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2049		3,400	2,694
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2055		8,225	6,270
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)		1,500	1,658
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)		875	967
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 4/1/2046		1,500	1,542
Newark Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Austin Achieve Public School, Inc.), Series 2022, 4.00% 6/15/2052		2,000	1,992
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057		31,770	29,169
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 8/1/2040 (put 8/1/2024)		995	944
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2/1/2032		7,800	9,628
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2033		1,125	1,242
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2034		910	988
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2044		2,500	2,472
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2051		10,570	10,454
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2058		2,775	2,644
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2060		25,000	24,348
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2031		2,100	2,285
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2033		2,700	2,925
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034		1,250	1,346
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 12/15/2041		15,790	15,950
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2035		500	487
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2036		470	445
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2039		1,245	1,127
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2040		1,265	1,128
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2033		1,440	1,563
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2034		2,000	2,166
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035		1,200	1,266
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2035		2,245	2,420
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2036		2,500	2,679
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2037		3,000	3,203
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038		10,000	10,804
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2022-A, 4.125% 1/1/2040		7,500	7,617
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2043		34,970	37,183
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048		2,700	2,823
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2038		2,500	2,520
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2039		2,500	2,510
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2040		2,000	2,001

American Funds Tax-Exempt Funds	197

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2041	USD	2,000	$1,989
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034		4,500	4,688
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2035		4,000	4,158
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2036		1,000	1,055
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2038		1,500	1,550
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2039		8,905	9,333
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2037		18,005	15,988
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 8/15/2043		7,000	7,081
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 6/1/2050 (put 6/1/2025)		5,250	4,958
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2034		1,250	1,333
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2035		650	684
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2039		1,800	1,830
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2/1/2024 (put 9/1/2023)		8,610	8,411
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2/15/2041		1,600	1,604
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-B, 1.50% 2/15/2050 (put 8/15/2023)		6,000	5,961
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM insured, 4.00% 5/1/2033		665	685
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2041		1,640	1,537
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2028		1,065	1,154
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2042		2,500	2,665
Rio Grande Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2051		1,135	1,132
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2023		100	100
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 4.00% 2/1/2034		325	347
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 8/1/2023		1,980	1,999
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2027		3,500	3,514
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2028		5,000	5,007
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)		8,350	7,481
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2025		470	494
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2026		2,500	2,699
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2029		4,000	4,372
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2038		1,750	1,966
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2039		1,250	1,266
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2039		2,000	2,232
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2040		2,465	2,734
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2040		2,000	2,242
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2041		1,250	1,259
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2041		2,000	2,205
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2042		4,400	4,893
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2043		1,250	1,254
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2044		4,000	4,297
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2044		2,000	2,217
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2045		1,600	1,728
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2046		5,985	6,559
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2048		5,180	5,523
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2049		1,000	1,075
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2049		23,590	25,776
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 3/1/2026 (put 3/1/2025)		1,205	1,159
San Jacinto Community College Dist., G.O. Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2046		3,500	3,456
SMHA Fin. Public Fac. Corp., Multi Family Housing Rev. Bonds (The Lantana Apartments), Series 2021, 0.28% 3/1/2025 (put 3/1/2024)		23,000	22,115
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030		7,510	8,870
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 9/1/2035		465	486
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 9/1/2037		775	804
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2/1/2023		1,200	1,200

198	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	USD	2,500	$2,464
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2038		2,500	2,442
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039		1,545	1,498
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039		1,250	1,211
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040		3,775	3,625
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2015-A, 4.25% 11/15/2052		1,000	1,003
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2031		1,000	1,073
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2032		2,250	2,411
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-D, 5.00% 11/15/2051		10,000	10,825
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 5.00% 12/1/2032		2,000	2,338
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 5.00% 12/1/2033		1,800	2,033
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2045		5,000	5,012
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2041		2,000	2,033
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2042		2,725	2,734
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2047		1,350	1,324
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2013-A, 5.00% 8/15/2033 (preref. 8/15/2023)		1,000	1,014
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031		6,315	5,798
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2023		1,530	1,531
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035		1,500	1,496
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 5/15/2033		1,000	1,108
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2029		5,250	5,773
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2032		6,030	6,843
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2035		1,145	1,240
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2036		1,180	1,271
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2015-A, 5.00% 2/15/2033		2,000	2,083
THF Public Fac. Corp., Multi Family Housing Bonds (Lakeside Manor Apartments), Series 2022, 3.25% 3/1/2040 (put 9/1/2025)		6,000	6,013
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2030		1,055	1,087
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2032		2,000	2,078
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2033		5,000	5,143
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2037		4,000	4,108
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2037		8,250	8,425
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-B, 0% 8/15/2036		1,000	559
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 10/1/2044 (preref. 10/1/2024)		4,000	4,169
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2038		850	402
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2039		950	423

American Funds Tax-Exempt Funds	199

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2040	USD	800	$335
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2041		1,425	561
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2043		2,185	767
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2044		2,850	943
Travis County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Montopolis Apartments), Series 2020, 0.40% 7/1/2041 (put 7/1/2024)		18,420	17,535
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 8/1/2030		1,000	1,181
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2028		26,715	22,783
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2029		27,520	22,667
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2031		1,000	1,118
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2032		1,000	1,116
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2/15/2026		3,000	3,245
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2030		4,440	4,565
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2031		3,040	3,418
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2032		2,185	2,448
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2033		2,000	2,236
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2036		2,000	2,198
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2037		1,800	1,967
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2038		2,100	2,290
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2039		2,125	2,310
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2044		6,000	6,442
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2022-A, 4.00% 7/1/2042		4,900	4,960
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 8/15/2023		1,555	1,578
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2052		5,000	5,063
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 4.00% 8/1/2038		2,000	2,098
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 4/15/2028		2,000	2,249
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2030		9,540	10,245
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2032		8,445	9,092
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2033		2,000	2,147
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2034		6,440	6,856
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2035		8,810	9,282
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 10/15/2036		10,000	10,414
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2037		8,900	9,244
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2038		4,000	4,141
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2040		10,350	10,922

200	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 10/15/2046	USD	10,000	$10,634
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 10/15/2056		7,180	7,063
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 12/15/2045		1,000	984
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2060		12,750	12,323
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 8/15/2033		1,100	1,153
			1,971,748

United States 0.55%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036		23,615	22,402
Freddie Mac, Multi Family Mortgage Certs., Series 2015-M-033, 2.65% 9/15/2030		7,470	6,637
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-042, Class A, (SIFMA Municipal Swap Index + 0.30%) 2.60% 9/15/2033[1]		22,895	22,895
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034		3,640	3,310
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-046, 2.625% 6/15/2035[1]		12,730	12,730
Freddie Mac, Multi Family Mortgage Certs., Series 2020-M-067, Class A, 2.25% 12/15/2037		58,065	46,454
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038[1]		11,903	9,267
			123,695

Utah 0.53%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2037[1]		5,185	5,034
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2010-B-1, 4.00% 7/1/2024		10	10
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		3,590	3,614
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2037		4,260	4,355
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2038		4,430	4,491
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2039		4,510	4,552
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2040		4,795	4,816
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2041		4,820	4,815
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2046		2,150	2,336
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 7/1/2047		5,995	6,305
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2051		4,000	4,318
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2038		730	766
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2043		1,150	1,192
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2048		1,185	1,222
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032		100	118
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2037		1,000	1,160
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 6/15/2035		38,270	46,335
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041[1]		4,790	4,238
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052[1]		8,500	7,431
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2032		1,000	1,119
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2034		1,000	1,112
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2035		1,000	1,105
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2036		2,000	2,194
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2037		1,400	1,530
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2038		1,250	1,363
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2039		2,190	2,381
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2027		315	348
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2028		450	507
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2030		175	204
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2031		95	112

American Funds Tax-Exempt Funds	201

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Utah (continued)
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2032	USD	135	$149
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2033		150	164
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2034		115	125
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2035		215	230
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2037		300	315
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2039		175	181
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2040		160	165
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2041		175	180
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2046		275	276
			120,868

Vermont 0.07%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2031		3,300	3,521
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033		2,200	2,340
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2039		1,750	1,824
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2046		4,300	4,407
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.60% 8/15/2051		1,000	690
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052		1,830	1,338
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-D, 4.00% 5/1/2048		470	473
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048		1,985	2,002
			16,595

Virgin Islands 0.05%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025		1,675	1,719
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026		3,710	3,834
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027		2,500	2,600
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028		3,355	3,509
			11,662

Virginia 1.87%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 5.00% 6/1/2023		280	281
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042		1,330	1,185
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2049		2,800	2,378
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-B, 4.00% 6/1/2054		5,220	4,161
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2030 (preref. 10/1/2025)		260	279
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2045 (preref. 10/1/2025)		3,000	3,217

202	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2050 (preref. 10/1/2025)	USD	2,000	$2,145
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2037		1,700	1,876
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045		3,335	3,352
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 7/1/2044		5,750	5,862
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2023		600	606
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 7/15/2047		2,525	2,526
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 7/15/2040 (4.875% on 7/15/2023)[3]		2,000	2,067
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 3.00% 2/1/2037		5,000	4,708
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 1/1/2034		1,000	1,299
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2029		11,000	12,495
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2031		11,000	12,481
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014-A, 5.00% 9/1/2025 (preref. 9/1/2024)		2,355	2,451
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2026		900	962
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2028		2,600	2,774
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 9/15/2028		5,755	5,828
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2016-C, 5.00% 5/15/2025		2,000	2,125
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2037		2,525	2,684
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2041		1,520	1,589
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House, Inc.), Series 2016-A, 5.00% 10/1/2036 (preref. 10/1/2024)		2,925	3,092
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Convocation Center Project), Series 2021, Assured Guaranty Municipal insured, 5.375% 7/1/2053 (put 7/1/2043)		8,500	9,127
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038		5,280	5,385
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040		6,340	6,440
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043		5,400	5,435
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048		6,390	6,390
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050		10,500	10,453
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055		11,000	10,861
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059		19,410	18,966
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 6/15/2025		1,800	1,908
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 6/15/2026		3,520	3,740
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 6/15/2032 (preref. 6/15/2025)		1,000	1,061
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2045		1,420	1,339
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034		6,150	6,066
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047		750	736

American Funds Tax-Exempt Funds	203

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 6/1/2023	USD	860	$861
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2026		1,210	1,277
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2027		995	1,050
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2029		750	790
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2030		810	853
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2031		820	863
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2037		2,725	2,856
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2042		1,025	1,105
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2047		4,190	4,469
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2052		3,655	3,855
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 5/1/2023		945	951
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.40% 9/1/2045		2,165	1,545
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.625% 11/1/2053		1,190	807
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2023		300	299
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2042		1,120	923
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2048		2,310	1,804
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 0.75% 11/1/2035 (put 9/2/2025)		10,875	9,997
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051		6,150	4,568
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055		3,960	3,677
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2031		2,000	2,181
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2024		160	162
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038		2,500	2,506
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[1]		15,250	15,522
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045[1]		41,100	41,853
City of Norfolk, Water Rev. Bonds, Series 2015-A, 5.25% 11/1/2044		2,000	2,099
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030		1,500	1,454
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029		402	402
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 8/1/2026		1,140	1,220
Public Building Auth., Public Facs. Rev. Bonds, Series 2014-A, 5.00% 8/1/2027 (preref. 8/1/2024)		2,000	2,079
Public Building Auth., Public Facs. Rev. Bonds, Series 2020-A, 4.00% 8/1/2040 (preref. 8/1/2030)		15	17
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2022-A, 4.00% 8/1/2046		7,295	7,446
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 8/1/2026		2,000	2,134
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 8/1/2028		2,000	2,133
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2030 (preref. 10/1/2025)		1,750	1,874
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2031 (preref. 10/1/2025)		2,000	2,142
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2032 (preref. 10/1/2025)		2,250	2,410
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 11/1/2024		35	35
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 11/1/2027		15	15
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 11/1/2027		870	912

204	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 11/1/2027 (preref. 11/1/2024)	USD	130	$136
City of Roanoke, Econ. Dev. Auth., Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2020-A, 4.00% 7/1/2051		2,415	2,401
County of Rockingham, Econ. Dev. Auth., Residential Care Facs. Rev. Bonds (Sunnyside Presbyterian Home), Series 2020-A, 5.00% 12/1/2039		3,000	3,064
Small Business Fncg. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2049		12,450	11,929
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2032		2,500	2,529
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037		2,105	2,119
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042		2,960	2,964
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047		4,000	3,950
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052		5,000	4,894
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026		235	223
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036		1,210	1,098
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041		1,500	1,298
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051		9,455	7,625
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033		1,665	1,818
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034		1,325	1,444
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2035		1,610	1,747
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037		2,250	2,195
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2038		5,000	4,838
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045		20,660	19,097
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051		23,855	21,295
City of Spotsylvania, Water and Sewer System Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2026		3,000	3,187
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 5.00% 7/1/2028		5,000	5,326
City of Virginia Beach, Dev. Auth., Residential Care Fac. Rev. Ref Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2018, 5.00% 9/1/2023		335	337
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2025		1,115	1,192
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 1/1/2035		1,000	1,049
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 1/1/2044 (preref. 1/1/2024)		3,000	3,069
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 0.75% 10/1/2040 (put 9/2/2025)		12,875	11,836
			424,136

Washington 1.83%
Bethel School Dist. No. 403, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.00% 12/1/2025		420	441
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036		13,500	12,653
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 4.00% 11/1/2046		4,000	3,946
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 11/1/2045 (preref. 11/1/2025)		5,000	5,375
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 2.11% 11/1/2045 (put 11/1/2023)[2]		4,650	4,650
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048		4,000	4,047
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058		6,000	6,048
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2017-A, 5.00% 7/1/2028		5,000	5,593
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 7/1/2026		1,500	1,598

American Funds Tax-Exempt Funds	205

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Washington (continued)
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2021-A-2, 4.00% 12/1/2045 (5.197% on 12/1/2026)[1]	USD	1,200	$1,170
G.O. Bonds, Series 2017-A, 5.00% 8/1/2036		5,000	5,377
G.O. Bonds, Series 2017-A, 5.00% 8/1/2037		5,000	5,363
G.O. Bonds, Series 2022-A, 5.00% 8/1/2039		22,830	26,144
G.O. Bonds, Series 2016-A-1, 5.00% 8/1/2040		4,750	4,974
G.O. Bonds, Series 2018-C, 5.00% 2/1/2041		2,000	2,171
G.O. Bonds, Series 2018-A, 5.00% 8/1/2041		780	842
G.O. Bonds, Series 2018-A, 5.00% 8/1/2042		4,000	4,307
G.O. Bonds, Series 2023-A, 5.00% 8/1/2044		5,500	6,242
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 8/1/2033		4,000	4,355
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 8/1/2035		3,000	3,299
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 1/1/2042		1,200	1,278
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2020-R, 2.00% 1/1/2044 (put 12/1/2025)		1,500	1,455
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2025)		5,000	5,181
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2026 (preref. 7/1/2025)		1,500	1,598
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2027 (preref. 7/1/2025)		1,000	1,065
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2033 (preref. 7/1/2025)		1,500	1,598
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 8/15/2031		2,335	2,447
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 8/15/2033		2,480	2,581
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 8/15/2037		2,000	2,089
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 4.00% 8/15/2041		5,000	4,836
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045		505	486
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044 (preref. 10/1/2024)		895	930
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2040[1]		920	922
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2048[1]		870	843
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047		5,315	5,512
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2032		3,000	3,180
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033		1,000	1,053
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2036		2,965	3,046
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2031		4,625	4,815
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036		870	889
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041		1,645	1,646
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046		2,180	2,162
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2028		1,500	1,572
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2029		1,750	1,830
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2030		1,500	1,565
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 11/15/2027 (preref. 5/15/2024)		795	820
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2029		1,700	1,915
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2032		3,000	3,330
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2033		3,000	3,305
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2015-B, 5.00% 10/1/2038		7,000	7,592
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 4/1/2043		9,765	9,810
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 7/1/2024 (put 7/1/2023)		2,585	2,547
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Grata at Totem Lake Apartments Project), Series 2022-B, 2.25% 9/1/2025 (put 3/1/2025)		3,925	3,869
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 1/1/2025 (put 1/1/2024)		5,355	5,240
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 12/20/2035[6]		12,665	638
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035		43,697	41,212
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2025[1]		240	244
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2027[1]		110	113
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028[1]		250	257

206	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2029[1]	USD	160	$164
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 7/1/2023		100	101
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 7/1/2028		1,100	1,109
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[1]		2,300	2,327
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043[1]		3,400	3,403
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048[1]		2,820	2,800
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 1/1/2044 (preref. 1/1/2024)[1]		15,880	16,545
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 1/1/2049 (preref. 1/1/2024)[1]		6,000	6,258
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 12/1/2030		975	953
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.45% 12/1/2035		1,400	1,226
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.65% 12/1/2040		1,750	1,434
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.80% 12/1/2043		975	793
Housing Fin. Commission, Single Family Program Bonds, Series 2017-2-N, 3.50% 6/1/2047		1,025	1,024
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 12/1/2047		290	292
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048		3,015	3,047
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049		5,020	5,078
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049		6,030	5,943
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051		5,720	5,620
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052		3,640	3,908
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032[1]		3,600	3,763
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043[1]		40,335	30,718
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048[1]		18,345	12,978
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[1]		22,180	14,477
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[1]		10,375	6,521
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058[1]		3,500	2,824
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2033		2,500	2,778
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2034		2,625	2,908
County of King, Sewer Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2040 (preref. 1/1/2025)		2,550	2,679
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 8/1/2031		2,330	2,362
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 8/1/2036		5,000	5,377
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 8/1/2040		5,000	5,336
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2022-B, 4.00% 2/1/2035		660	714
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 6/1/2026		2,040	1,887
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 6/1/2024		300	293
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.15% 11/1/2046 (put 11/1/2023)[2]		8,000	8,002
Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series 2020-B, 4.00% 12/1/2041		3,205	3,262
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 4/1/2023		1,500	1,506
			414,476

West Virginia 0.20%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 3/1/2040 (put 4/1/2024)		9,250	9,131
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 6/1/2052		1,000	1,017
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 1/1/2037		6,510	6,336
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 1/1/2038		1,375	1,328

American Funds Tax-Exempt Funds	207

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
West Virginia (continued)
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 1/1/2043	USD	7,225	$7,424
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2038		2,175	2,457
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 6/1/2043		975	1,043
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2047		6,000	6,583
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 4.00% 6/1/2051		10,985	10,722
			46,041

Wisconsin 1.87%
G.O. Bonds, Series 2018-B, 5.00% 5/1/2029		895	901
G.O. Bonds, Series 2021-B, 4.00% 5/1/2039		1,000	1,025
G.O. Rev. Ref. Bonds, Series 2015-4, 5.00% 5/1/2026		2,500	2,617
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 2.31% 8/15/2054 (put 7/31/2024)[2]		1,250	1,250
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-B, 5.00% 8/15/2054 (put 1/31/2024)		10,000	10,230
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 7/1/2036 (preref. 7/1/2023)		2,000	2,021
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 7/1/2042		3,380	3,507
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 7/1/2047		2,500	2,503
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2036		2,270	2,371
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2039		8,145	8,185
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 5.00% 8/15/2039		2,500	2,734
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 4.00% 8/15/2046		5,000	4,795
Health and Educational Facs. Auth., Rev. Bonds (Bellin Memorial Hospital, Inc.), Series 2022-A, 5.50% 12/1/2052		3,685	4,092
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 7/1/2041		1,590	1,630
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2/15/2034		1,360	1,430
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2/15/2035		1,000	1,043
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046		2,500	2,531
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2051 (put 2/15/2027)		4,035	4,269
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2052 (put 2/15/2025)		3,445	3,534
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2036		3,870	4,264
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2037		3,500	3,840
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044		27,200	29,105
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2029		500	574
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2031		500	595
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2042		5,000	5,561
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2052		10,250	11,110
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 4/15/2031 (preref. 4/15/2023)		1,750	1,759
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2031		460	475
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2033		500	514

208	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2/15/2031 (preref. 8/15/2025)	USD	450	$468
Health and Educational Facs. Auth., Rev. Ref. Bonds (ThedaCare, Inc.), Series 2015, 5.00% 12/15/2039		920	939
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047		4,877	4,646
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047		7,945	8,028
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048		5,250	5,286
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048		9,295	9,364
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049		16,920	17,256
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050		23,050	23,197
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050		8,430	8,443
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		3,295	3,245
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052		2,755	2,712
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 5/1/2045 (put 11/1/2023)		715	696
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 11/1/2050 (put 11/1/2024)		560	528
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 5.00% 7/1/2040		1,000	1,051
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046		1,380	1,184
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051		2,925	2,428
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056		3,710	2,978
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 4.00% 10/1/2052		16,745	15,666
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 5.00% 10/1/2052		7,500	7,978
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/1/2045		32,000	25,572
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 10/1/2044		3,000	3,109
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2031		3,115	3,285
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2032		3,250	3,424
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2040		11,585	11,867
Public Fin. Auth., Lease Dev. Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2041		4,850	5,108
Public Fin. Auth., Pollution Control Rev. Bonds (Duke Energy Progress Project), Series 2022-A-2, 3.70% 10/1/2046 (put 10/1/2030)		24,000	24,921
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2034		370	432
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2042		7,000	7,748
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.375% 7/1/2047		5,635	6,221
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.50% 7/1/2052		4,300	4,805
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.625% 7/1/2055		4,130	4,611
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041		3,875	3,900
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051		1,000	790
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2024[1]		630	626
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054[1]		1,500	1,359
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041		3,275	3,081
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051		13,175	11,796
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050		13,515	10,245
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM insured, 3.00% 7/1/2050		4,500	3,517
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2035		1,190	1,189
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2036		1,240	1,219
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2037		1,290	1,242

American Funds Tax-Exempt Funds	209

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2042	USD	2,000	$1,863
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2047		1,700	1,536
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052		1,650	1,440
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035		1,000	1,015
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046		1,000	839
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040		3,975	4,007
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045		1,530	1,528
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2050		1,000	916
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2055		1,250	1,130
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 7/1/2058		2,000	2,058
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047		1,000	1,003
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 7/1/2058		11,250	11,588
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2034		1,125	1,156
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061[1]		1,080	814
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 4/1/2046		6,750	6,641
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 4/1/2051		8,500	8,284
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2037		3,650	3,676
			424,119

Wyoming 0.06%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 12/1/2044		45	45
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		400	401
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 12/1/2046		2,020	2,036
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 3.00% 6/1/2049		7,265	7,167
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050		1,175	1,194
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053		1,730	1,914
			12,757

Total bonds, notes & other debt instruments (cost: $21,006,032,000)			20,042,305

Short-term securities 11.43%
Municipals 9.22%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 1.87% 12/15/2028[1,2]		17,100	17,100
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 1.20% 12/1/2033[2]		4,160	4,160
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.21% 12/1/2029[2]		4,000	4,000
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, (SIFMA Municipal Swap Index + 0.25%) 1.91% 1/1/2046 (put 11/4/2026)[2,7]		6,000	6,000
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.27% 2/1/2048[2]		16,300	16,300
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.27% 11/15/2052[2]		26,490	26,490
State of California, Bay Area Toll Auth., Toll Bridge Rev. Bonds, Series 2019-A, 0.96% 4/1/2053[2]		8,865	8,865
State of California, G.O. IAM Commercial Paper, Series 2023, 2.00% 3/2/2023		21,000	21,000
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.50% 4/1/2033[2]		2,000	2,000
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 8/1/2023		265	262

210	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of California, City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-B, 1.00% 7/1/2035[2]	USD	15,900	$15,900
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023		81,550	82,096
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023		14,750	14,867
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.40% 7/1/2037[2]		1,635	1,635
State of California, City of Riverside, Electric Rev. Ref. Bonds, Series 2011-A, 1.16% 10/1/2035[2]		11,600	11,600
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023		20,000	20,217
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2022-A, 3.75% 6/29/2023		25,000	25,127
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2022-B, 5.00% 6/29/2023		91,975	92,908
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2001-V-2, 0.40% 7/1/2036[2]		31,355	31,355
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2001-V-1, 0.50% 7/1/2036[2]		4,300	4,300
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2013-A, 0.40% 7/1/2042[2]		24,700	24,700
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-A, 1.25% 7/1/2042[2]		10,100	10,100
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-A-1, 1.35% 7/1/2042[2]		37,650	37,650
District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences Project), Series 2019, 2.50% 2/1/2039 (put 8/1/2023)[7]		2,500	2,491
District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 1.65% 10/1/2050[2]		5,700	5,700
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 1.31% 10/1/2047[2]		21,495	21,495
State of Florida, Miami-Dade County School Dist., Tax Anticipation Notes, Series 2022, 4.00% 2/23/2023		20,000	20,017
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 1.25% 8/1/2044[2]		9,470	9,470
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.31% 8/1/2044[2]		12,595	12,595
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.31% 8/1/2044[2]		23,235	23,235
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 1.21% 10/1/2024[2]		1,100	1,100
State of Illinois, Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2024		5,000	5,108
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 1.75% 12/1/2039[2]		6,000	6,000
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 1.74% 11/15/2033[2]		17,500	17,500
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 1.15% 2/15/2041[2]		1,000	1,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.21% 12/1/2040[2]		5,400	5,400
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.21% 12/1/2051[2]		10,070	10,070
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.21% 8/1/2035[2]		15,125	15,125
State of Louisiana, Louisiana Stadium and Exposition Dist., Bond Anticipation Notes, Series 2021, 4.00% 7/3/2023		1,440	1,442
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.23% 8/1/2043[2]		12,000	12,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 1.60% 12/1/2043[2]		7,300	7,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 1.60% 8/1/2050[2]		42,000	42,000
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 1.79% 3/1/2030[2]		17,555	17,555
State of Massachusetts, Massachusetts Bay Transportation Auth., IAM Commercial Paper, Series 2022-B, 2.60% 3/2/2023		8,550	8,550
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 2.58% 12/1/2034 (put 3/1/2023)[7]		3,250	3,250
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2022-A, 5.00% 8/21/2023		15,620	15,827
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 1.74% 11/15/2047[2]		23,060	23,060

American Funds Tax-Exempt Funds	211

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of Michigan, Board of Trustees of Michigan State University, IAM Commercial Paper, Series 2022-G, 2.55% 2/8/2023	USD	10,245	$10,245
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.23% 12/1/2042[2]		13,800	13,800
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 1.26% 4/1/2038[2]		35,715	35,715
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 1.12% 4/1/2042[2]		12,450	12,450
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, Series 2009-B, 3.00% 2/17/2023		23,760	23,772
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 1.65% 11/15/2038[2]		20,000	20,000
State of Minnesota, City of St. Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 1.20% 11/15/2035[2]		12,200	12,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-B, 1.20% 12/1/2030[2]		9,100	9,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-E, 1.20% 12/1/2030[2]		7,175	7,175
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-A, 1.21% 12/1/2030[2]		66,250	66,250
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-D, 1.21% 12/1/2030[2]		22,500	22,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-D, 1.57% 12/1/2030[2]		14,980	14,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 1.57% 12/1/2030[2]		12,650	12,650
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-G, 1.20% 11/1/2035[2]		15,555	15,555
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-I, 1.20% 11/1/2035[2]		4,950	4,950
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-K, 1.20% 11/1/2035[2]		2,965	2,965
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-G, 1.20% 11/1/2035[2]		1,135	1,135
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 1.21% 11/1/2035[2]		29,000	29,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 1.21% 11/1/2035[2]		6,300	6,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 1.21% 11/1/2035[2]		6,500	6,500
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 1.28% 6/1/2041[2]		1,500	1,500
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 1.16% 7/1/2039[2]		2,500	2,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-1, 5.00% 2/1/2023		785	785
State of New York, New York City G.O. Bonds, Series 2008-C-4, Assured Guaranty insured, 3.00% 10/1/2027[2]		9,000	9,000
State of New York, New York City G.O. Bonds, Series 2006-E-2, 1.25% 8/1/2034[2]		6,170	6,170
State of New York, New York City G.O. Bonds, Series 2005-E-3, 1.62% 8/1/2034[2]		13,590	13,590
State of New York, New York City G.O. Bonds, Series 2006-E-4, 1.62% 8/1/2034[2]		11,280	11,280
State of New York, New York City G.O. Bonds, Series 2008-L-3, 1.25% 4/1/2036[2]		1,100	1,100
State of New York, New York City G.O. Bonds, Series 2010-G-4, 1.65% 3/1/2039[2]		35,615	35,615
State of New York, New York City G.O. Bonds, Series 2013-F-3, 1.25% 3/1/2042[2]		13,120	13,120
State of New York, New York City G.O. Bonds, Series 2012-G-6, 1.19% 4/1/2042[2]		19,460	19,460
State of New York, New York City G.O. Bonds, Series 2021-2, 1.60% 4/1/2042[2]		3,155	3,155
State of New York, New York City G.O. Bonds, Series 2021-3, 1.75% 4/1/2042[2]		35,715	35,715
State of New York, New York City G.O. Bonds, Series 2016-A-5, 1.25% 8/1/2044[2]		34,980	34,980
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 1.77% 6/15/2033[2]		28,400	28,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 1.25% 6/15/2035[2]		33,535	33,535
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 1.61% 6/15/2038[2]		32,530	32,530
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 1.25% 6/15/2044[2]		31,400	31,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 1.20% 6/15/2045[2]		8,850	8,850

212	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2013-AA-2, 1.65% 6/15/2046[2]	USD	4,500	$4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-6, 1.25% 6/15/2048[2]		500	500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 1.25% 6/15/2048[2]		24,810	24,810
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 1.25% 6/15/2049[2]		4,000	4,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-1, 1.25% 6/15/2050[2]		16,890	16,890
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 1.25% 6/15/2050[2]		12,000	12,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 1.25% 8/1/2041[2]		2,500	2,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 1.25% 8/1/2042[2]		3,500	3,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 1.25% 2/1/2045[2]		4,000	4,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2005-B-2B, 1.25% 1/1/2032[2]		20,900	20,900
State of North Carolina, Medical Care Commission, Medical Care Facs. Rev. Bonds (Catholic Health East Issue), Series 2008, 1.57% 11/15/2028[2]		4,185	4,185
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 3.30% 12/1/2046 (put 11/1/2022)[7]		40,750	40,747
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2008-B-5, 2.20% 4/5/2023		29,145	29,145
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 1.19% 1/1/2039[2]		11,975	11,975
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 1.19% 1/1/2052[2]		30,800	30,800
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2013, 2.14% 1/15/2033[2]		10,000	10,000
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2015-B, 2.14% 1/15/2045[2]		2,400	2,400
State of Pennsylvania, University of Pittsburg, Commonwealth System of Higher Education, IAM Commercial Paper, Series 2014B-1, 2.50% 2/7/2023		23,000	23,000
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.20% 5/1/2048[2]		39,500	39,500
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.37% 1/1/2033[2]		1,415	1,415
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 1.38% 4/1/2032[2]		6,595	6,595
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 1.37% 7/1/2038[2]		1,190	1,190
State of Texas, County of Alachua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2008-A, 3.10% 3/6/2023		10,000	10,010
State of Texas, City of Dallas, Waterworks and Sewer System Rev. IAM Commercial Paper, Series 2023-F-1, 2.40% 3/23/2023		19,500	19,500
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 1.10% 11/1/2041[2]		17,400	17,400
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.21% 10/1/2024[2]		17,530	17,530
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.21% 3/1/2024[2]		14,300	14,300
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.21% 3/1/2024[2]		14,300	14,300
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 1.65% 5/15/2034[2]		5,000	5,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 1.66% 5/15/2034[2]		25,000	25,000
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco, Inc. Project), Series 1994, 1.21% 10/1/2024[2]		35,000	35,000
State of Texas, Lower Colorado River Auth., Rev. IAM Commercial Paper, Series 2022, 3.55% 3/2/2023		8,915	8,915
State of Texas, County of Montgomery, IAM Commercial Paper, Series 2010-B, 2.65% 5/16/2023		5,450	5,450
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2023-A, 2.08% 3/10/2023		10,000	10,000

American Funds Tax-Exempt Funds	213

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 1.52% 7/1/2037[2]	USD	20,000	$20,000
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 1.60% 7/1/2038[2]		43,480	43,480
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 1.58% 8/1/2033[2]		42,300	42,300
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 1.21% 11/1/2036[2]		15,000	15,000
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 1.73% 2/15/2038[2]		16,025	16,025
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 1.33% 7/1/2030[2]		8,480	8,480
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.21% 10/1/2044[2]		24,860	24,860
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.21% 10/1/2044[2]		25,275	25,275
			2,088,226

	Weighted
	average yield
	at acquisition
U.S. Treasury bills 2.21%
U.S. Treasury 2/7/2023[8]	4.180%	300,000	299,793
U.S. Treasury 2/21/2023	4.481	200,000	199,510
			499,303

Total short-term securities (cost: $2,587,618,000)			2,587,529
Total investment securities 99.93% (cost: $23,593,650,000)			22,629,834
Other assets less liabilities 0.07%			15,608

Net assets 100.00%			$22,645,442

Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 1/31/2023
Contracts	Type	contracts	Expiration	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	4,214	March 2023	USD866,603	$(1,585)
5 Year U.S. Treasury Note Futures	Long	258	March 2023	28,184	255
10 Year Ultra U.S. Treasury Note Futures	Short	3,279	March 2023	(397,425)	(507)
30 Year Ultra U.S. Treasury Bond Futures	Short	49	March 2023	(6,946)	(181)
					$(2,018)

214	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $719,871,000, which represented 3.18% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	For short-term securities, the mandatory put date is considered to be the maturity date.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,493,000, which represented .01% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Dists. = Districts

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	215

American High-Income Municipal Bond Fund	unaudited
Investment portfolio January 31, 2023

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 89.10%	Principal amount (000)		Value (000)
Alabama 0.84%
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 11/15/2046	USD	500	$515
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)		2,550	2,551
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)		6,665	6,678
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)		315	316
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)		1,640	1,671
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)		1,965	2,206
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030		5,050	5,225
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2032		1,000	1,093
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 10/1/2042		7,175	7,666
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 10/1/2044		1,600	1,646
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 10/1/2048		700	721
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 10/1/2051		520	558
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 10/1/2053		5,530	5,913
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2028		250	179
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2034		2,500	1,097
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2035		17,475	7,065
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2036		7,500	2,785
County of Jefferson, Sewer Rev. Warrants, Convertible Capital Appreciation Warrants, Series 2013-F, 0% 10/1/2046 (7.75% on 10/1/2023)[1]		2,500	2,566
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033		2,500	2,508
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035		6,155	6,155
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)		10,000	9,975
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)		2,005	2,184
County of Sumter, Industrial Dev. Auth., Rev. Green Bonds, Series 2022, 6.00% 7/15/2052 (put 7/15/2032)		19,935	18,314
			89,587

Alaska 0.23%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033		2,000	2,066
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034		2,000	2,063
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066		151,275	20,123
			24,252

216	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
American Samoa 0.13%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038[2]	USD	1,500	$1,512
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038[2]		11,000	12,297
			13,809

Arizona 3.41%
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.00% 7/15/2023[2]		160	160
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.70% 7/15/2029[2]		770	772
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 6.00% 7/15/2033[2]		700	702
Town of Florence, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional School Project - Queen Creek and Casa Grande Campuses), Series 2013, 5.75% 7/1/2033 (preref. 7/1/2023)[2]		250	253
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033		475	417
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026		360	333
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036		600	479
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046		1,545	1,150
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033		745	696
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048		850	716
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056		4,000	3,562
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039		2,250	2,177
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 3.995% 1/1/2037[3]		5,000	4,687
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037		1,100	1,087
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038		600	591
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039		750	733
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040		800	775
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050		2,500	2,263
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2041		270	246
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051		670	572
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061		5,080	4,165
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041		1,750	1,597
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051		4,550	3,886
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061		6,170	5,058
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039[2]		3,500	3,419
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049[2]		7,750	7,285
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054[2]		6,000	5,570
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042		15,575	14,115
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.25% 7/1/2042		3,540	3,235
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052		5,420	4,926

American Funds Tax-Exempt Funds	217

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	USD	2,745	$2,451
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038[2]		1,200	1,228
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039[2]		780	782
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047[2]		2,230	2,174
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048[2]		2,500	2,531
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049[2]		1,400	1,335
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051[2]		570	561
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053[2]		3,750	3,809
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054[2]		1,000	938
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027[2]		2,210	2,161
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037[2]		675	677
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037[2]		1,500	1,509
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047[2]		1,035	980
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047[2]		2,125	2,013
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047[2]		3,200	3,142
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050[2]		9,750	9,660
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051[2]		3,450	3,227
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051[2]		1,550	1,450
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029[2]		835	778
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039[2]		1,575	1,543
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049[2]		2,250	2,109
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040[2]		1,850	1,617
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050[2]		2,480	1,971
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038[2]		1,960	2,037
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048[2]		3,230	3,304
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[2]		1,250	1,226
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029[2]		480	462
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039[2]		440	442
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049[2]		800	769
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.007% 5/20/2033[3,4]		155,340	6,986
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033		19,441	18,804
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 4.375% 2/15/2028[2]		1,145	1,092
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046[2]		5,400	4,694
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038[2]		2,000	2,141
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052[2]		3,625	3,770
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 4.00% 7/1/2026[2]		1,160	1,130
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 4.375% 7/1/2031[2]		3,380	3,153

218	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039[2]	USD	3,500	$3,506
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041[2]		1,020	875
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 5.00% 7/1/2044[2]		7,000	7,090
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045		4,075	4,358
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049[2]		3,500	3,313
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050		3,620	3,419
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051[2]		2,490	1,956
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054[2]		2,525	2,358
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056[2]		1,350	1,025
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036[2]		2,750	2,776
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047[2]		10,580	10,317
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047[2]		15,895	13,493
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049		3,000	2,344
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040		2,000	1,833
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035		1,825	1,446
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035[2]		6,080	6,112
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035[2]		1,500	1,508
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045[2]		5,500	5,264
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046[2]		7,100	6,761
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 7/1/2024[2]		550	559
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026[2]		2,185	2,168
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 7/1/2034[2]		1,560	1,610
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035[2]		1,590	1,602
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041[2]		15,075	14,878
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 7/1/2044[2]		6,900	7,076
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045[2]		2,250	2,168
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046[2]		2,500	2,397
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[2]		3,500	2,970
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[2]		630	535
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051[2]		2,280	1,767
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057[2]		695	519
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2034[2]		725	732

American Funds Tax-Exempt Funds	219

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039[2]	USD	655	$656
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049[2]		1,100	1,044
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052[2]		2,150	2,024
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 3.25% 7/1/2024[2]		160	158
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2029[2]		300	305
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034[2]		400	404
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039[2]		500	495
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049[2]		1,500	1,408
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051[2]		4,500	3,488
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057[2]		5,000	3,731
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042[2]		3,000	3,139
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052[2]		8,500	8,846
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057[2]		5,500	5,720
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Series 2021-B, AMT, 5.50% 10/1/2033[1,2]		14,522	13,845
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Series 2021-B, AMT, 5.50% 10/1/2033[1]		5,854	5,581
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038		7,185	6,055
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046		5,500	4,171
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-B, 4.00% 12/1/2056		2,130	1,502
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2050		1,600	1,408
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2054		1,850	1,602
Transportation Board, Transportation Excise Tax Rev. Ref. Bonds (Maricopa County Regional Area Road Fund), Series 2014, 5.00% 7/1/2023		155	157
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027		4,515	4,006
			362,763

Arkansas 0.30%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052[2]		6,500	6,504
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[2]		18,485	16,755
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049[2]		9,250	8,717
			31,976

California 5.26%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[1]		595	297
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2050 (5.40% on 10/1/2037)[1]		1,975	984
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2027		100	105

220	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	USD	150	$157
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032		160	167
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033		320	334
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 4/1/2047 (put 4/1/2025)		9,850	9,845
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds, (Los Angeles County Securitization Corp.), Series 2020-B-1, 5.00% 6/1/2049		1,565	1,607
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 11/1/2023		900	922
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2035		690	440
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2036		750	451
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2037		1,000	568
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2040		5,000	2,541
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2042		5,000	2,289
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		12,640	13,539
Community College Fncg. Auth., Student Housing Rev. Bonds (NCCD - Napa Valley Properties, LLC - Napa Valley College Project), Series 2022-A, 5.75% 7/1/2060[2]		4,000	4,006
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[2]		3,000	2,547
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[2]		11,360	9,456
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[2]		23,510	20,729
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049[2]		3,525	3,439
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2034		1,000	653
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2036		1,100	634
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029		615	626
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2030		640	650
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[2]		9,020	6,623
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[2]		3,500	2,559
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057[2]		2,000	1,479
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056[2]		6,970	6,149
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057[2]		8,865	6,237
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[2]		890	678
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057[2]		3,000	2,139
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048[2]		1,500	1,067
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[2]		12,265	9,963
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059[2]		3,000	2,175
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056[2]		7,850	5,660
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058[2]		7,250	5,238

American Funds Tax-Exempt Funds	221

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[2]	USD	14,795	$10,692
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[2]		7,000	4,994
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[2]		2,725	2,070
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056[2]		3,500	2,847
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[2]		6,020	4,524
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Towne - Glendale), Series 2022-B, 5.00% 9/1/2037[2]		1,000	983
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[2]		11,500	9,186
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[2]		31,215	24,606
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Vineyard Garden Apartments), Series 2021-A, 3.25% 10/1/2058[2]		2,205	1,592
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Waterscape Apartments), Series 2021-B, 4.00% 9/1/2046[2]		2,250	1,907
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[2]		14,760	10,561
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-B, 4.00% 6/1/2057[2]		3,980	2,984
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045		780	706
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		780	683
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047		3,150	3,104
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 12/1/2033		4,000	4,005
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[2]		500	413
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2038		1,210	665
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2039		1,000	523
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2040		1,000	497
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 4.00% 1/15/2043		3,674	3,637
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2034		1,000	700
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2035		1,000	665
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2013-A, 0% 1/15/2042		5,000	2,107
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066		20,000	2,529
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032		5,000	3,732
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2045[2]		10,700	9,342
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[2]		14,235	11,743
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible Capital Appreciation Bonds, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035)[1,2]		10,000	3,499
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2044		1,500	1,450
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045		5,570	5,341
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 5/15/2051		2,750	2,744
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 1/15/2035[3,4]		30,157	473
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035		8,226	8,225
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.844% 3/25/2035[3,4]		15,441	848
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.77% 11/20/2035[3,4]		61,311	3,358
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035		14,976	14,522
Housing Fin. Agcy., Municipal Certs., Series 2021-3, Class X, interest only, 0.764% 8/20/2036[4]		31,600	1,765
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036		4,781	4,434

222	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	USD	1,000	$1,003
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]		5,110	4,278
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]		39,210	2,276
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032		350	365
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2033		590	614
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2034		615	639
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2035		375	388
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036		350	348
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050		1,100	999
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027		70	74
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031		2,685	2,800
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2035		3,330	3,446
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040		120	116
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		275	254
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049		675	611
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 9/1/2035		730	737
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2045		500	510
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040		2,865	2,505
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)		135	136
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042		1,020	1,065
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047		905	933
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052		800	819
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039		1,800	2,262
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005, National insured, 0% 5/1/2030		4,000	3,228
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042[2]		11,415	11,533
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.25% 11/1/2052		1,195	1,296
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036		750	772
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046		1,745	1,768
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 11/1/2035[2]		2,035	2,085
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[2]		5,600	5,692
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[2]		750	747
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 8/15/2039		1,200	1,226
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 8/15/2049		1,000	1,010
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046		2,000	1,513
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049		2,590	1,901
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029[2]		420	405
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049[2]		1,525	1,441
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[2]		1,100	1,017
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047		11,455	10,168
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2047		3,005	3,045
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2026		1,065	1,083
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030		2,505	2,534
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039		425	423
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042		465	382
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[2]		525	531
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[2]		2,000	1,999

American Funds Tax-Exempt Funds	223

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 12/1/2044 (put 12/1/2023)	USD	460	$450
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029		2,525	2,505
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[2]		9,025	6,450
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[2]		3,280	2,734
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[2]		8,490	6,057
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046		290	278
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051		3,470	2,773
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054		805	631
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 3.905% 7/1/2027[3]		6,520	6,482
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045		560	575
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037		1,010	1,086
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042		600	631
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047		970	1,009
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052		2,350	2,431
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		220	209
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,175	1,065
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029		2,750	2,253
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031		2,500	1,901
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045[2]		3,250	3,256
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)		685	684
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 11/15/2027[2]		1,015	963
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[2]		1,000	943
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 5/15/2029[2]		1,575	1,415
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2036[2]		625	607
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[2]		240	216
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[2]		710	629
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2056[2]		645	561
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 9/1/2024 (preref. 9/1/2023)		20	20
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 9/1/2029 (preref. 9/1/2023)		5	5
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037		500	495
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038		3,750	3,869

224	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	USD	4,545	$4,573
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052		4,250	4,274
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,000	840
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041		1,015	898
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046		1,535	1,324
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051		2,705	2,273
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Capital Appreciation Bonds, Series 2011-B, 0% 10/1/2039		4,210	2,120
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029		1,000	1,049
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030		455	475
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031		595	621
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2033		500	521
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052		4,695	4,807
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052		4,285	4,454
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 3.739% 6/1/2034[3]		5,000	4,906
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2027		355	380
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2028		785	839
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2029		245	261
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2030		245	260
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		2,155	1,965
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,140	1,015
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042[2]		2,005	1,879
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[2]		1,500	1,324
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036[2]		440	428
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]		6,285	5,306
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 8/1/2031		500	505
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044		875	885
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031		665	721
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052[2]		1,250	1,279
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[2]		1,170	1,188
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[2]		1,000	1,017
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[2]		2,000	2,050
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[2]		1,000	1,016

American Funds Tax-Exempt Funds	225

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[2]	USD	1,000	$969
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2028[2]		585	605
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2043[2]		760	767
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[2]		1,850	1,745
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 6/1/2047[2]		750	718
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052[2]		250	241
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2037[2]		360	355
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[2]		1,470	1,383
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]		8,965	9,846
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]		440	477
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2052[2]		2,350	2,151
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2023[2]		400	400
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2024[2]		420	419
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2025[2]		235	234
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[2]		1,000	956
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027		100	98
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028		120	118
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030		175	168
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031		460	439
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, Assured Guaranty insured, 4.50% 12/1/2030		120	121
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045		850	864
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 11/1/2043[2]		2,700	2,739
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051		6,230	4,559
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[2]		275	277
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[2]		370	370
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 11/1/2023		150	151
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044		5,000	5,020
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[2]		16,100	16,133
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[2]		720	743
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[2]		2,470	2,440
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[2]		2,610	2,618
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[2]		3,750	3,639
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2040		1,150	1,174
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032		4,405	4,102
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 6/1/2054		10,735	1,983

226	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2037	USD	1,300	$1,321
Various Purpose G.O. Rev. Ref. Bonds, Series 2013, 5.00% 2/1/2028		1,240	1,240
Various Purpose G.O. Rev. Ref. Bonds, Series 2013, 5.00% 2/1/2033		1,035	1,035
			559,840

Colorado 10.08%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 12/15/2047[5]		513	485
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2037		1,232	1,207
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 12/1/2047		1,000	934
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 12/15/2047[5]		2,488	2,448
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038		840	832
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2047		1,200	1,147
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 12/15/2047[5]		670	631
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 12/1/2027		606	590
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2037		1,055	1,055
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2047		3,170	3,036
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.375% 12/15/2047[5]		500	479
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 12/1/2032		1,263	1,201
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2047		7,250	6,916
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 4.00% 12/1/2031		525	476
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2041		2,925	2,725
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2050		5,000	4,425
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-B, 7.90% 12/15/2050[5]		1,125	1,036
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2039[2]		1,245	1,184
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049[2]		3,000	2,701
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049		2,925	2,759
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 7.75% 12/15/2049[5]		816	770
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax G.O. and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051[2]		7,350	6,006
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044		1,359	1,163
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049[5]		3,945	3,753
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2049		7,530	7,025
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[5]		5,000	4,002
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax G.O. and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2049		2,082	1,861
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026		840	795
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2031		555	492

American Funds Tax-Exempt Funds	227

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2041	USD	2,100	$1,617
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055		9,670	7,013
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 12/1/2027		1,740	1,731
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 12/1/2051[5]		5,960	5,137
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033		1,685	1,774
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043		4,000	4,046
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 12/1/2040		5,000	3,958
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2039		3,830	3,546
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049		5,525	4,883
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-A, 5.125% 12/1/2047		1,107	1,062
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-B, 7.00% 12/15/2047[5]		500	469
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2035		2,000	1,983
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046		1,000	943
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-B-3, 8.25% 12/15/2050[2,5]		606	570
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2050[2]		1,060	943
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]		1,625	1,465
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040		1,000	952
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050		4,065	3,663
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]		29,160	26,250
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 12/1/2031		588	562
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046		3,140	3,003
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027)[1]		14,150	7,765
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 12/1/2026		2,642	2,608
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 12/1/2033		3,040	3,044
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.25% 12/1/2048		6,255	6,125
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 12/1/2027		1,000	993
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049[5]		933	933
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (6.00% on 12/1/2027)[1]		58,557	29,343
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021-A-3, 4.50% 12/1/2051[2,5]		6,380	4,547
City of Aurora, Inspiration Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 12/15/2036		788	679
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.25% 12/1/2048		1,000	954
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048		13,490	13,218
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-B, 7.25% 12/15/2051[5]		524	475
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 12/1/2041		3,100	2,463

228	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	USD	3,275	$2,503
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]		10,415	9,152
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 4.50% 12/1/2028 (preref. 12/1/2023)		392	410
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2037 (preref. 12/1/2023)		550	577
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2043 (preref. 12/1/2023)		500	525
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037		2,265	2,267
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037		600	601
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047		3,085	2,958
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.00% 12/1/2033[2]		369	376
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021-A-1, 4.125% 12/1/2031		800	733
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-1, 4.125% 12/1/2051[1]		3,000	2,278
City of Aurora, Velocity Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2022-B, 8.00% 12/15/2039[5]		14,190	13,244
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041		2,135	1,637
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051		22,000	15,618
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.50% 12/1/2051[5]		4,160	3,202
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040		515	483
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050		4,000	3,495
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-B, 6.375% 12/15/2047		1,000	998
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		2,411	2,064
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		1,000	859
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		1,000	859
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		800	697
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		700	607
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		692	594
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		658	571
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		650	558
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		51	44
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]		38	33
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051		3,000	2,397
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038		6,700	6,606
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2048		19,575	18,650
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 5.125% 12/1/2050[5]		5,389	4,399
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-A, 5.00% 12/1/2051		2,500	2,212
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-B, 7.50% 12/15/2051[5]		2,190	2,002
City and County of Broomfield, BBC Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.75% 12/1/2051[5]		15,745	12,383

American Funds Tax-Exempt Funds	229

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2021-A-2, 5.00% 12/1/2049[2]	USD	735	$670
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Ref. Bonds, Series 2021-A-1, 5.00% 12/1/2049[2]		2,909	2,672
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 12/1/2031		650	588
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051		575	497
City and County of Broomfield, Highlands Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[5]		5,975	5,807
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 12/15/2025		1,525	1,380
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 12/15/2046		4,950	3,331
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 12/15/2050		4,200	2,839
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2019, 7.25% 12/15/2049[5]		8,424	7,875
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.50% 12/1/2051[5]		38,562	30,943
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 5.00% 12/1/2050[5]		4,720	3,865
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 4.50% 12/1/2050[5]		2,830	2,095
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026		500	485
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030		5,140	5,159
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2036		1,620	1,610
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046		5,200	4,970
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[2,5]		3,000	2,389
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029		7,571	7,037
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039		1,500	1,412
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043		4,500	4,098
City of Colorado Springs, Gold Hill Mesa Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2022-B, 7.00% 12/15/2039		3,847	3,798
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2051[5]		2,116	1,524
City of Colorado Springs, Mountain Vista Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2050[2,5]		12,000	9,588
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-B, 7.625% 12/15/2051[2,5]		1,651	1,518
City of Colorado Springs, Vistas at West Mesa Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[2,5]		1,381	1,381
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 12/15/2047[5]		2,701	2,645
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2041		520	484
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051		570	505
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044		11,975	8,986
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.00% 12/1/2048		2,474	2,271
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053		2,750	2,687
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040[2]		1,325	1,291
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049[2]		1,550	1,464
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Convertible Capital Appreciation Bonds, Series 2019-B, 0% 12/1/2049 (7.50% on 12/1/2027)[1]		20,665	13,017
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Bonds, Series 2022, 7.50% 12/15/2051[5]		16,508	15,447
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046		15,475	15,454

230	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	USD	9,580	$8,624
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032		1,655	1,660
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 12/1/2051[5]		6,000	4,756
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026		1,700	1,810
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027		2,500	2,658
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2033		1,000	1,052
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2024		2,000	2,003
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[2]		6,360	6,463
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[2]		3,320	3,369
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.50% 12/1/2051[5]		16,000	13,935
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2041		515	480
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051		835	740
County of Douglas, Cielo Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-3, 5.25% 12/1/2050[5]		2,500	2,077
County of Douglas, Hilltop Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, AMT, 6.25% 12/1/2050		1,655	1,528
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.231% 9/1/2039 (put 9/1/2024)[3]		1,020	1,016
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 9/1/2037		5,065	2,554
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010, 0% 9/1/2040		3,610	1,760
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041		85	76
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051		300	253
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061		495	400
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2034[2]		300	300
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2051[2]		900	809
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2061[2]		1,435	1,270
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (University of Denver), Series 2007, National insured, 5.25% 3/1/2025		1,000	1,038
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2019, 6.00% 12/1/2049[2,5]		4,965	4,824
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051		2,870	2,152
County of El Paso, Wagons West Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2049		1,185	1,026
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 4.50% 12/1/2031		530	489
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2041		1,250	1,164
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2051[5]		3,280	2,906
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-B-3, 8.00% 12/15/2051[5]		2,916	2,754
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041[2]		1,700	1,563
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2051[2]		3,000	2,565
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 6.25% 12/1/2049		5,700	5,307
Town of Elizabeth, Highway 86 Metropolitan Dist., Limited Tax G.O. Cash Flow Bonds, Series 2021-A-3, 5.125% 12/1/2051[5]		1,015	853
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 6.95% 12/15/2054[5]		3,100	2,894
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052		4,000	3,750
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051[5]		2,450	1,865
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2040		1,000	942
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2050		1,500	1,334

American Funds Tax-Exempt Funds	231

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-2, 0% 12/1/2050[1]	USD	1,000	$680
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]		13,573	11,235
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]		4,445	3,778
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.625% 12/1/2051[5]		10,130	7,708
City of Fort Lupton, Murata Farms Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022, 6.125% 12/1/2051[5]		4,205	3,866
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2045[2,5]		2,290	1,843
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]		21,875	19,487
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 12/1/2051[5]		25,500	21,796
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.375% 12/1/2051[5]		12,538	10,819
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032[2]		605	619
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047[2]		5,505	5,608
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 8/1/2043		11,100	11,261
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)		3,520	3,906
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051		7,375	5,795
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050		4,000	3,470
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 4.00% 8/1/2049		7,000	6,592
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2026)		1,000	1,056
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050		750	640
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048		2,480	2,510
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042[6]		2,500	1,250
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 6/1/2047[6]		5,500	2,750
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 5/15/2027		1,055	1,062
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 5/15/2039		2,045	2,059
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 5/15/2048		3,890	3,916
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038		1,700	1,368
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038		6,555	5,975
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042		1,965	1,502
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027		480	483
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031		2,395	2,407
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032		1,050	1,053
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037		2,300	2,282
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047		1,500	1,427
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037		8,900	8,186
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2029		750	767
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035		210	213
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 12/1/2036		1,000	1,028
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041		1,420	1,155
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048		4,210	3,175
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049		6,535	6,074

232	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2041	USD	725	$675
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051		2,550	2,259
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051[5]		20,000	17,188
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.625% 12/1/2051[5]		12,205	10,745
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2041		2,250	2,188
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051		1,770	1,589
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[5]		18,768	17,927
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[2,5]		1,500	1,285
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039		1,400	1,360
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049		6,875	6,266
County of La Plata, Three Sprints Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050[5]		2,685	2,462
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A, 6.00% 12/1/2048[5]		4,750	4,361
City of Littleton, Littleton Village Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2018-B, 7.625% 12/15/2028[5]		2,420	2,408
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036		1,600	1,364
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041		7,500	5,921
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051		26,050	18,640
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]		3,000	2,557
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]		1,600	1,407
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-A, 5.25% 12/1/2051[5]		6,590	5,663
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]		36,049	32,310
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 12/1/2049		2,200	2,037
Town of Parker, Overlook Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.50% 12/15/2051[5]		1,033	900
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049		1,803	1,691
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]		614	587
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.375% 12/1/2048		800	775
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.125% 11/15/2023		715	730
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028		2,000	2,197
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034		1,000	1,021
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2035		7,260	7,334
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2039		3,512	3,421
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049		2,985	2,774
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-B, 8.50% 12/15/2049[5]		1,825	1,736
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 12/1/2036		4,543	4,582
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046		2,585	2,600
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 6.50% 12/15/2048[5]		3,500	2,404

American Funds Tax-Exempt Funds	233

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	USD	6,954	$6,617
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029		1,870	1,771
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2038		14,205	13,835
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049		12,595	11,867
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051		24,140	18,214
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2042		3,600	3,237
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2051		11,000	9,100
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A-3-2, 0% 12/1/2051 (4.625% on 12/1/2027)[1]		5,130	3,056
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 12/1/2028[5]		19,500	18,080
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051[2,5]		27,410	23,772
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050		2,750	2,396
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]		1,000	939
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2039		1,635	1,574
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049		2,510	2,274
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046[2,5]		4,750	4,270
Town of Windsor, Prarie Song Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]		9,237	8,315
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 4.125% 12/1/2051		4,000	2,891
			1,072,617

Connecticut 0.68%
Airport Auth., Customer Fac. Charge Rev. Bonds (Ground Transportation Center Project), Series 2019-A, AMT, 4.00% 7/1/2049		2,090	1,806
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2036[2]		610	552
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2041[2]		685	585
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051[2]		2,865	2,270
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2039[2]		1,000	996
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2044[2]		1,000	982
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053[2]		1,640	1,488
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045[2]		1,455	1,406
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2055[2]		1,625	1,524
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052		3,000	3,204
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039		1,525	1,472
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040		515	492
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042		330	308
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041		610	530
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051		1,250	1,009
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026		280	298
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027		150	162
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028		205	224

234	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut (continued)
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	USD	550	$608
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 11/15/2031 (preref. 11/15/2025)		585	606
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2032 (preref. 11/15/2025)		580	602
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2033 (preref. 11/15/2025)		290	301
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036		1,640	1,489
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037		2,500	2,032
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041		770	771
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026[2]		3,455	3,494
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[2]		5,500	5,739
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035[2]		14,090	14,943
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[2]		9,212	9,227
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2/1/2045[2]		2,390	2,394
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[2]		3,125	3,182
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[2]		7,305	7,314
			72,010

Delaware 0.08%
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2046		300	294
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2051		1,350	1,304
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2040 (put 10/1/2025)		4,495	4,169
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 6/1/2050		2,235	2,277
University of Delaware, Rev. Bonds, Series 2013-A, 5.00% 11/1/2043		265	267
			8,311

District of Columbia 0.50%
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 10/1/2044[1]		5,000	5,739
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 10/1/2037		10,255	5,471
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 10/1/2037		10,000	5,229
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053		8,000	7,503
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039		1,000	1,033
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036		1,295	1,330
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041		1,545	1,570
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046		1,850	1,871
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2041[2]		1,250	1,240
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2061[2]		3,600	3,330
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048		4,220	4,260
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2006-A, 0% 6/15/2046		60,820	14,435
			53,011

American Funds Tax-Exempt Funds	235

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida 4.36%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	USD	1,220	$1,041
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040		1,025	874
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046		1,605	1,294
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046		1,750	1,411
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 4.059% 12/1/2037[3]		2,095	2,004
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049		2,500	2,361
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.10% 5/1/2025		170	166
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 5/1/2030		335	308
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040		900	764
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 5/1/2050		1,000	817
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043		365	360
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048		5,000	4,872
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053		2,450	2,364
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2032		2,470	2,526
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2039		750	767
County of Broward, Airport System Rev. Ref. Bonds, Series 2013-A, AMT, 5.25% 10/1/2043 (preref. 10/1/2023)		2,000	2,034
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2029		1,000	1,037
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2030		1,000	1,037
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033		1,500	1,539
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2035		500	506
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2041[2]		710	597
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051[2]		1,710	1,315
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056[2]		1,445	1,073
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 4.00% 12/15/2024		110	110
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2029		405	421
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2039		1,770	1,804
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2054		1,400	1,414
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038[2]		1,105	1,101
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2048[2]		2,595	2,462
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039[2]		1,285	1,263
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2054[2]		2,150	2,003
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2041[2]		235	219
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056[2]		520	458
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049[2]		1,755	1,678
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054[2]		4,385	4,134

236	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037[2]	USD	5,225	$5,201
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047[2]		9,900	9,595
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 10/15/2029[2]		445	433
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037[2]		1,370	1,361
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039[2]		1,125	1,107
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047[2]		3,070	2,915
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049[2]		2,735	2,585
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052[2]		1,790	1,679
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054[2]		1,340	1,251
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[2]		20,695	19,299
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 7/1/2061[2]		145,480	8,318
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]		5,550	4,573
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-B, 0% 1/1/2061[2]		6,300	353
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[2]		5,500	5,050
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2039		1,000	1,069
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 3 Master Improvements Project), Series 2019, 2.25% 5/1/2026		1,005	940
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048		5,000	5,175
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052		2,270	2,079
Town of Davie, Educational Facs. Rev. Bonds (Nova Southeastern University Project), Series 2013-A, 6.00% 4/1/2042		400	402
Dev. Fin. Corp., Education Rev. Bonds (IPS Florida, LLC - Idea Florida, Inc. Jacksonville IV Project), Series 2022, 5.25% 6/15/2029[2]		2,200	2,214
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052[2]		4,120	3,983
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056[2]		1,900	1,842
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041[2]		1,245	1,114
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051[2]		2,035	1,732
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2056[2]		1,800	1,495
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047		2,000	1,990
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050		2,085	2,058
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052		625	511
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052		1,000	982
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055		1,000	840
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030[2]		470	430
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040[2]		1,050	939
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050[2]		2,055	1,703
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2/1/2033 (preref. 8/1/2023)		5,770	5,871
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035		2,365	2,487
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2036		3,300	3,428
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2037		3,500	3,599
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038		5,115	5,232
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2039		2,535	2,579
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2040		2,700	2,732

American Funds Tax-Exempt Funds	237

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	USD	8,395	$6,916
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2052		1,240	1,190
Dev. Fin. Corp., Rev. Green Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2022-A, AMT, 7.25% 7/1/2057 (put 10/3/2023)[2]		21,500	21,467
Dev. Fin. Corp., Senior Living Rev. and Rev. Ref. Bonds (The Glenridge on Palmer Ranch Project), Series 2021, 5.00% 6/1/2051		1,000	831
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050[2]		2,000	1,860
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055[2]		2,000	1,837
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029		7,500	7,108
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032		28,670	22,121
Dev. Fin. Corp., Surface Transportation Fac. Rev. Bonds (Virgin Trains USA Passenger Rail Project), Series 2019-A, AMT, 6.50% 1/1/2049 (put 1/1/2029)[1,2]		3,000	2,729
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028		1,170	1,251
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2030		2,750	2,930
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035		750	791
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045		1,000	946
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055		3,600	3,306
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052		1,850	1,668
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057		6,365	5,621
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2039		2,140	2,168
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044		5,250	5,274
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2049		7,805	7,782
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2023		150	150
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2023		185	184
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2025		175	170
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2025		190	185
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031		400	352
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031		185	163
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036		480	386
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036		600	482
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035		465	467
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045		1,960	1,872
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037		1,000	1,016
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047		1,100	1,104
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037		1,735	1,735
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 5/1/2024		865	864
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030		1,225	1,305
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2008, AMT, 0.40% 8/1/2023		3,000	2,946

238	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	USD	590	$572
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031		1,550	1,449
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041		3,055	2,664
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053		5,805	4,759
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051		10,750	7,893
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2042		9,000	9,155
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2048		9,700	9,814
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-1, 5.75% 5/1/2036		2,385	2,387
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-2, 5.75% 5/1/2036		2,295	1,331
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2035		1,000	1,028
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2040		1,000	1,021
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 10/1/2040		1,935	1,968
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2036		2,500	2,598
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2040		3,000	3,072
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2041		4,880	5,072
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045		4,300	4,386
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2047		6,280	6,527
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2033		1,240	1,329
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042		4,525	4,009
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047		6,670	5,683
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032		4,935	5,072
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041		250	220
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042		650	652
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053		1,000	839
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055		3,650	3,345
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037		2,435	2,437
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036		2,105	2,106
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046[2]		1,690	1,346
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056[2]		2,600	2,340
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029		2,540	2,595
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039		3,070	3,068
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039		400	383
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040		140	117
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-B-1, 2.00% 1/1/2029		1,000	852
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036		870	774
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039		2,250	2,227

American Funds Tax-Exempt Funds	239

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	USD	1,215	$1,007
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044		2,505	2,421
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051		680	527
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056		4,785	3,608
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036		2,000	2,047
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 5/1/2014[6]		10,260	2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 5/1/2039[7]		19,960	2,423
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013[6]		3,490	2,513
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 5/1/2013[6]		3,584	1,039
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055		3,315	3,050
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036		1,000	866
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041		750	607
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046		4,665	3,582
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050		2,010	1,499
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032[6]		2,380	2,359
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045		210	209
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037		2,150	2,036
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042		4,150	3,816
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047		3,645	3,253
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052		6,695	5,872
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048		1,075	1,045
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2026		150	150
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027		180	180
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030		120	118
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047		3,350	3,448
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2024[2]		1,000	1,024
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2030[2]		6,000	6,119
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040		1,350	1,372
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045		3,945	4,047
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050		1,865	1,782
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037		1,000	962
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047		4,205	3,833
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052		3,010	2,701
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041		1,250	938

240	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	USD	3,750	$2,622
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031		3,925	3,652
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037		1,980	1,849
			464,125

Georgia 1.15%
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, Capital Appreciation Bonds, Series 2017-B-2, 0% 1/1/2044		1,631	28
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 1/1/2040		6,000	3,180
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[2]		1,000	895
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042[2]		4,245	3,648
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051[2]		4,185	3,497
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052[1]		4,600	3,228
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)		2,510	2,396
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045		5,000	4,688
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033		1,000	1,103
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2026		1,690	1,662
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031		1,265	1,167
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036		970	846
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041		935	775
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046		1,060	835
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031[2]		1,970	1,753
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036[2]		2,315	2,166
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2054[2]		13,890	11,462
County of Houston, Hospital Auth., Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 10/1/2031 (preref. 4/1/2024)[1]		3,900	3,984
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037[2]		1,200	1,231
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047[2]		2,180	2,210
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052[2]		3,060	3,110
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2023		1,020	1,032
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026		1,000	1,065
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043		860	875
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 8/1/2048 (put 12/1/2023)		4,000	4,023
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-A, 5.00% 6/1/2053 (put 6/1/2030)		5,375	5,708
City of Marietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 11/1/2037[2]		2,500	2,489
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)		1,000	954
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2059		5,720	5,837
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 7/1/2060		4,050	4,089
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060		8,600	8,781

American Funds Tax-Exempt Funds	241

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2063	USD	7,475	$7,628
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046		330	304
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048		3,000	3,058
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2056		505	513
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063		1,200	1,213
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2034		2,300	2,545
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049		2,700	2,573
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2029 (preref. 4/1/2024)		1,000	1,029
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2044 (preref. 4/1/2024)		2,000	2,058
Road and Tollway Auth., Toll Rev. Convertible Capital Appreciation Bonds (I-75 S Expressway Lanes Project), Series 2014-A, 0% 6/1/2024 (escrowed to maturity)[2]		1,105	1,052
Road and Tollway Auth., Toll Rev. Convertible Capital Appreciation Bonds (I-75 S Expressway Lanes Project), Series 2014-A, 0% 6/1/2034 (preref. 6/1/2024)[2]		3,495	1,827
Road and Tollway Auth., Toll Rev. Convertible Capital Appreciation Bonds (I-75 S Expressway Lanes Project), Series 2014-B, 0% 6/1/2049 (7.00% on 6/1/2024) (preref. 6/1/2024)[1,2]		6,755	6,858
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038[2]		2,500	2,365
			121,740

Guam 0.54%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 10/1/2034		905	925
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 10/1/2034 (preref. 10/1/2023)		595	608
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035		265	273
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040		525	534
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043		1,250	1,269
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 10/1/2043		3,825	3,914
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031		3,250	3,366
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2032		3,000	3,104
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036		8,430	8,355
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042		16,345	15,402
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030		1,000	1,018
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040		4,340	4,425
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028		455	495
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029		750	826
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035		3,000	3,266
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040		2,330	2,459
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046		1,500	1,504
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2024		725	741
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2031		585	636
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033		465	504
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035		400	429
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034		1,000	1,121
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 7/1/2043 (preref. 7/1/2023)		2,390	2,420
			57,594

Hawaii 0.18%
Airports System Rev. Bonds, Series 2022-A, AMT, 5.00% 7/1/2051		2,445	2,576
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037		16,775	16,319
			18,895

Idaho 0.17%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034		2,420	2,454
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044		7,015	7,080
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047		1,500	1,549

242	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Idaho (continued)
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 7/1/2030[2]	USD	540	$544
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040[2]		1,665	1,669
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049[2]		1,955	2,063
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054[2]		3,000	2,894
			18,253

Illinois 9.50%
City of Belleville, Tax Increment and Sales Tax Rev. Ref. Bonds (Carlyle/Green Mount Redev. Project), Series 2021-B, 3.25% 7/1/2029		1,150	1,133
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033		1,645	1,597
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041		4,230	3,964
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034		1,535	1,591
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		2,500	2,662
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032		4,575	4,861
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035		4,000	4,157
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036		1,480	1,530
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038		5,675	5,837
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039		2,500	2,561
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039		6,570	6,604
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040		4,250	4,334
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041		2,525	2,564
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046		8,665	8,655
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046		7,910	8,426
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[2]		26,470	29,046
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2023		5,500	5,558
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2024		2,000	2,046
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 12/1/2024		1,000	1,023
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025		4,000	4,129
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025		2,750	2,838
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028		2,250	2,451
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029		1,000	1,048
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030[2]		3,500	3,921
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034		4,000	4,128
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035		5,000	4,767
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035		2,240	2,136
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2035		3,105	3,197
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036		8,000	8,167
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041		5,500	4,999
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042		4,125	3,725

American Funds Tax-Exempt Funds	243

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042[2]	USD	28,185	$31,085
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043		13,000	11,659
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046		13,780	13,832
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047		7,000	6,158
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025		500	454
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2028		6,340	5,112
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2031		3,500	3,556
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2032		5,000	5,079
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2041		10,000	10,067
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 1/1/2033		95	102
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2037[2]		258	245
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[2]		6,641	6,246
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[2]		3,574	3,361
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2044[2]		4,445	3,938
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2049[2]		5,557	4,811
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035		3,550	3,458
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038		1,250	1,346
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039		1,105	1,207
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040		1,250	1,359
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041		1,000	1,066
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2043		1,250	1,326
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2031		11,020	8,217
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2027		2,250	1,958
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2030		8,000	6,159
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2031		2,155	1,588
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2032		725	511
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 1/1/2027		1,500	1,545
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027		9,600	10,046
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 1/1/2038		1,000	1,015
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 1/1/2043		4,250	4,314
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 1/1/2034		3,000	3,098
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048		6,250	6,274
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 1/1/2032 (preref. 1/1/2025)		145	152
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042		11,405	11,404
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044		24,300	25,918
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2024		2,190	2,061
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2025		215	196
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025		4,630	4,219
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2029		5,095	3,933
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2029		6,815	5,261
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031		8,955	6,306
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2031		7,345	5,172
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2017, 5.00% 6/1/2023		805	811
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050		1,000	933

244	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2051	USD	15,000	$15,423
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055		3,000	2,771
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057		7,620	8,049
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 1/1/2024		1,000	1,020
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 1/1/2037		3,000	3,094
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 1/1/2042		6,000	6,002
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026		560	512
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2023		2,575	2,617
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2027		750	800
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028		1,000	1,058
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029		1,000	1,056
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030		700	739
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2031		1,000	1,052
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2033		6,200	6,354
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2029		1,605	1,655
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2035		2,290	2,445
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2038		4,000	4,191
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2044		500	505
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 7/1/2033		5,300	6,725
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2034		2,000	2,445
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 6/1/2025		1,995	2,101
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 12/1/2043		3,000	3,012
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 12/1/2047		6,100	6,410
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2031		1,250	1,353
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036		3,870	3,863
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037		2,030	2,086
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047		3,180	3,206
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033		225	201
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041		1,000	1,041
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)		3,750	4,123
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 5/15/2043		4,000	3,851
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 5/15/2043 (preref. 5/15/2023)		430	433
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2/15/2045[6]		6,775	3,049
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2034		3,600	3,764
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035		1,520	1,532
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040		13,000	13,313
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046		15,665	15,856
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 3.25% 8/15/2049		3,755	3,046
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037		1,220	1,233
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2025		1,135	1,180
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2026		1,030	1,076
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026		1,000	1,052
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028		2,240	2,349
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030		1,500	1,571
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031		1,645	1,724
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035		1,385	1,365
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050		2,290	2,020
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034		250	256
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2034		1,265	1,361
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2036		1,250	1,320
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041		2,150	2,153
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)		80	85

American Funds Tax-Exempt Funds	245

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	USD	5	$5
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 7/1/2043		2,300	2,328
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046		900	908
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049		1,250	1,260
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2032		1,100	1,146
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038		1,500	1,529
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2032 (preref. 8/15/2026)		2,000	2,184
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2033 (preref. 8/15/2026)		2,000	2,184
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2035 (preref. 8/15/2026)		2,010	2,194
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2037 (preref. 8/15/2026)		1,800	1,965
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2/15/2045		750	772
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048		6,500	5,113
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034		1,000	1,072
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2026		1,065	1,097
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028		1,000	1,043
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030		1,900	1,969
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032		1,050	1,016
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033		3,000	3,101
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038		315	281
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038		11,080	11,205
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2031		1,875	1,782
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2036		1,000	922
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047		1,100	1,100
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052		1,080	1,063
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 9/1/2034		1,100	1,116
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 9/1/2036		1,000	997
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 9/1/2040		1,500	1,464
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039		830	852
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040		5,000	4,411
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035		2,575	2,673
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 5/15/2047		2,000	1,925
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035		3,950	4,068
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037		8,710	8,530
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044		6,400	6,429
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 4.00% 2/15/2023		965	965
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047		2,365	2,370
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2023		775	774
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2024		815	809
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2025		730	721
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2030		3,965	3,817
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2035		3,800	3,521
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047		13,500	11,409
G.O. Bonds, Series 2013, 5.00% 7/1/2023		740	747
G.O. Bonds, Series 2017-A, 5.00% 12/1/2023		2,500	2,545
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2024		5,000	5,179
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2026		5,500	5,867
G.O. Bonds, Series 2016, 5.00% 11/1/2027		3,065	3,257
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2028		1,000	1,073
G.O. Bonds, Series 2021-B, 4.00% 1/1/2029[2]		9,558	9,656
G.O. Bonds, Series 2021-B, 4.00% 1/1/2030[2]		7,710	7,726
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2030		3,000	3,129
G.O. Bonds, Series 2022-A, 5.00% 3/1/2030		3,000	3,289
G.O. Bonds, Series 2021-B, 4.00% 1/1/2033[2]		1,525	1,520
G.O. Bonds, Series 2021-A, 5.00% 3/1/2033		775	847
G.O. Bonds, Series 2013, 5.50% 7/1/2033		3,715	3,745

246	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
G.O. Bonds, Series 2016, 5.00% 11/1/2033	USD	1,000	$1,045
G.O. Bonds, Series 2021-B, 4.00% 1/1/2034[2]		1,609	1,595
G.O. Bonds, Series 2019-B, 4.00% 11/1/2034		1,190	1,199
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[2]		1,664	1,633
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[2]		1,511	1,483
G.O. Bonds, Series 2018-A, 5.00% 5/1/2035		5,000	5,267
G.O. Bonds, Series 2016, 4.00% 6/1/2035		3,620	3,627
G.O. Bonds, Series 2020-B, 4.00% 10/1/2035		1,000	1,002
G.O. Bonds, Series 2017-A, 5.00% 12/1/2035		2,145	2,245
G.O. Bonds, Series 2016, 4.00% 6/1/2036		2,545	2,531
G.O. Bonds, Series 2017-A, 5.00% 12/1/2036		1,500	1,563
G.O. Bonds, Series 2013, 5.50% 7/1/2038		1,000	1,006
G.O. Bonds, Series 2014, 5.00% 2/1/2039		7,600	7,660
G.O. Bonds, Series 2014, 5.00% 5/1/2039		3,000	3,028
G.O. Bonds, Series 2020, 5.50% 5/1/2039		6,000	6,518
G.O. Bonds, Series 2021-A, 4.00% 3/1/2040		4,010	3,837
G.O. Bonds, Series 2019-C, 4.00% 11/1/2040		1,500	1,425
G.O. Bonds, Series 2021-B, 3.00% 12/1/2040		7,140	5,811
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2041		2,125	2,163
G.O. Bonds, Series 2021-A, 4.00% 3/1/2041		2,750	2,601
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041		5,000	4,002
G.O. Bonds, Series 2022-A, 5.50% 3/1/2042		5,295	5,765
G.O. Bonds, Series 2019-C, 4.00% 11/1/2042		3,305	3,075
G.O. Bonds, Series 2019-C, 4.00% 11/1/2043		6,345	5,863
G.O. Bonds, Series 2019-C, 4.00% 11/1/2044		5,585	5,118
G.O. Bonds, Series 2020-C, 4.25% 10/1/2045		2,000	1,888
G.O. Rev. Ref. Bonds, Series 2021-C, 4.00% 3/1/2023		5,110	5,115
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2023		3,290	3,338
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 8/1/2025		405	405
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2026		1,000	1,056
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2027		1,000	1,077
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028		1,000	1,066
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2/1/2030		60	62
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046		290	288
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051		2,705	2,664
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051		855	843
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051		6,955	6,846
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 4/1/2025		1,000	1,051
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2026		620	668
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2027		1,140	1,250
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2029		1,610	1,823
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2031		780	882
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2035		750	838
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2039		1,165	1,277
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034		1,178	1,179
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 12/1/2035		1,205	1,250
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 6/15/2028		3,185	2,670
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030		2,600	1,996
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030 (escrowed to maturity)		130	107
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2037		3,000	1,601

American Funds Tax-Exempt Funds	247

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2032	USD	6,860	$4,694
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2033		10,655	6,937
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2034		14,785	9,119
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2035		1,115	646
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2038		5,280	2,682
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2039		3,800	1,782
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 12/15/2051		30,490	6,843
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023		215	218
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042		4,525	4,672
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053		2,000	2,010
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025		1,085	1,081
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2002-A, National insured, 0% 12/15/2031		2,700	1,935
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2035		3,000	3,069
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040		3,000	3,046
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042		7,555	7,085
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047		2,560	2,321
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050		17,690	15,817
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050		8,600	8,739
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052		11,570	10,246
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057		5,500	5,533
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 6/15/2025		2,535	2,349
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027		3,650	3,172
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2037		1,390	717
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2037		2,340	1,175
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2039		1,595	739
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2039		1,750	792
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2040		1,650	718
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2040		2,850	1,211
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2041		1,900	756
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2043		3,800	1,519
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2044		15,445	5,856

248	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2046	USD	3,300	$1,125
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 12/15/2054		34,500	6,555
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 12/15/2054		11,785	2,592
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056		31,700	6,297
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 12/15/2056		17,160	2,919
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2035		1,075	1,099
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2036		2,175	2,202
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2037		1,650	1,657
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2038		1,850	1,849
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2039		2,520	2,497
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2039		405	402
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2040		1,975	1,930
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041		2,350	2,274
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2041		385	373
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 1/1/2038		2,000	2,006
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.50% 4/1/2023		500	502
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2025		230	212
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2029		1,325	1,046
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2028		550	604
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 11/1/2048 (preref. 11/1/2023)		3,000	3,107
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028		1,000	1,041
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029		2,000	2,088
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2030		2,250	2,442
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2030		6,000	6,163
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2031		2,550	2,617
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2032		1,000	1,026
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2025		600	555
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2026		965	866
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040		3,000	3,148
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044		1,500	1,622
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 4/1/2024		480	492
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 4/1/2025		1,000	1,051
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034		2,160	2,176
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 3/15/2023		775	777
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047		1,210	1,214

American Funds Tax-Exempt Funds	249

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 3/1/2027	USD	1,128	$1,145
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2034		4,987	5,242
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036		1,241	1,268
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2032		4,320	4,591
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036		7,509	7,680
			1,010,614

Indiana 1.34%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041		850	777
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2051		625	543
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056		550	467
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029		2,000	1,791
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039		10,550	12,043
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026		5,950	5,864
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041		2,000	2,062
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 5/1/2042 (preref. 5/1/2023)		270	272
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043		2,000	1,904
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050		15,000	14,614
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2026		2,000	2,057
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2028		2,500	2,561
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2029		1,000	1,021
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030		7,505	6,756
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030		12,240	12,173
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030		7,820	6,786
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030		3,000	2,700
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 7/1/2044 (preref. 7/1/2023)		225	227
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033		2,410	2,432
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038		2,395	2,392
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043		4,325	4,237
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046		7,350	7,349
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048		4,500	4,293
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 11/15/2028		255	260
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 11/15/2033		215	220
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043		4,955	3,901
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 11/15/2043		3,710	3,814
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051		3,250	2,392
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041		9,700	8,211
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037		8,605	6,943
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2/1/2034		1,000	1,018
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2/1/2039		2,500	2,522
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 7/1/2038		295	293
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050		870	857
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030		375	411
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031		375	414

250	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana (continued)
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 4.50% 6/1/2039	USD	2,065	$2,116
City of Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper (IN), LLC Project), Series 2013, AMT, 7.00% 1/1/2044		3,080	3,169
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051		14,915	10,958
			142,820

Iowa 1.02%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)		500	500
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)		38,715	39,588
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050		19,540	19,675
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 5/15/2041		3,385	3,036
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 5/15/2043		1,500	1,330
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 5/15/2047		3,500	3,019
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 5/15/2048		6,340	5,439
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2021-A, 4.00% 5/15/2053		3,500	2,424
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055		2,000	1,667
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028		420	421
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033		1,000	980
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038		1,125	1,079
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051		1,530	1,508
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)		2,230	2,315
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039		720	689
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044		6,950	5,903
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2065		146,970	18,857
			108,430

Kansas 0.62%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027		750	764
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029		1,205	1,222
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031		1,330	1,342
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039		5,660	5,610
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043		4,050	3,939
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-B-1, 2.875% 6/1/2028		750	676
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036		2,300	1,959
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046		3,360	2,577
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052		4,000	2,941
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034[2]		2,420	2,524
City of Prairie Village, Special Obligation Tax Increment Rev. Ref. Bonds (Meadowbrook TIF Project), Series 2021, 2.875% 4/1/2030		750	672
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 4.20% 9/1/2027		175	173
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 12/1/2028		290	272
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034		2,125	2,026
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035[2]		26,140	25,486
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039[2]		14,500	14,137
			66,320

American Funds Tax-Exempt Funds	251

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Kentucky 1.02%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2028	USD	1,260	$1,324
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2030		1,815	1,902
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2032		500	507
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2036		2,775	2,741
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032		910	992
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034		980	994
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036		380	375
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037		750	732
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, Assured Guaranty Municipal insured, 3.00% 2/1/2040		6,185	5,195
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032		4,000	3,406
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2026		4,500	4,009
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027		3,485	3,003
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035		600	556
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045		6,515	5,845
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050		2,650	2,331
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2034		2,720	2,914
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041		4,250	4,432
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046		2,500	2,565
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2045		6,000	6,187
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042[2]		4,000	3,866
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052[2]		22,160	21,279
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052[2]		4,250	4,081
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM insured, 4.00% 11/1/2041		750	760
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029		2,550	2,726
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043		500	412
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052		7,065	7,330
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028		500	543
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2035		1,500	1,612
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 4/1/2024)		6,600	6,615
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)		3,415	3,410
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2049[2]		840	808
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2053[2]		5,295	4,987
			108,439

252	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Louisiana 1.33%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2035	USD	1,785	$1,834
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2040		5,000	5,076
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2029		1,000	1,022
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034		1,250	1,273
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039		3,650	3,557
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 9/15/2044[2]		3,855	3,622
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 9/15/2044[2]		12,640	11,878
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 9/15/2044[2]		3,950	3,712
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036		26,745	22,501
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2039		1,000	1,050
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032		6,000	5,736
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2042		2,000	2,076
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052		800	821
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059		10,750	11,101
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051		9,460	9,661
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056		1,000	1,019
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041[2]		1,335	1,137
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2041[2]		885	754
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051[2]		1,745	1,378
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051[2]		2,635	2,080
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056[2]		2,205	1,694
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056[2]		1,165	895
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)		10	11
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057[2]		12,500	11,573
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 6/1/2051 (preref. 6/1/2025)		1,000	1,066
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033		1,620	1,704
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033 (preref. 5/15/2026)		15	16
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030)[2]		4,160	4,517
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040[2]		8,140	8,859
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040[2]		2,000	2,177
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2011, 5.85% 8/1/2041 (put 6/1/2025)[2]		4,500	4,641
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-A-1, 2.00% 6/1/2037 (put 4/1/2023)		1,600	1,597
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 6/1/2037 (put 7/1/2024)		4,700	4,606
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)		4,800	4,546
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 11/15/2024		265	266
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.25% 11/15/2037		2,330	2,285
			141,741

American Funds Tax-Exempt Funds	253

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maine 0.05%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 1/1/2025[2]	USD	2,000	$2,017
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 8/1/2035 (put 8/1/2025)[2]		250	248
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2024		85	88
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2025		90	95
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2026		110	118
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2027		120	131
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2028		150	166
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2029		150	168
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2030		245	278
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2034		1,000	1,050
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2035		1,000	1,047
			5,406

Maryland 0.92%
County of Anne Arundel, G.O. Rev. Ref. Water and Sewer Bonds, Series 2021, 5.00% 4/1/2023		785	788
County of Baltimore, Consolidated Public Improvement Bonds, Series 2021, 5.00% 3/1/2023		1,600	1,603
County of Baltimore, Consolidated Public Improvement Bonds, Series 2021, 5.00% 3/1/2023		1,000	1,002
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050		4,000	3,786
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.50% 6/1/2033		400	398
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.875% 6/1/2042		875	858
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051		1,600	1,567
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 9/1/2027		475	472
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033		3,900	3,888
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038		1,725	1,749
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 3.00% 7/1/2024		470	465
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029		950	937
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036		2,850	2,910
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		85	85
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051		2,080	2,052
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044		500	521
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049		1,250	1,295
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029		1,850	2,006
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032		1,000	1,080
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036		3,560	3,429
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044		6,850	6,429
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040		500	481
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050		1,500	1,345
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 5.00% 7/1/2055		2,000	2,050
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 4.25% 7/1/2050		3,050	2,898
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2022-A, 5.75% 7/1/2053		2,580	2,842
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2023		350	353
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033		1,000	1,003
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043[2]		2,300	2,248
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042		18,500	16,341
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042		2,500	2,518
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048		3,500	3,573
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045		900	861
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050		1,000	943
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2/15/2028[2]		550	539
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2/15/2034[2]		750	712

254	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039[2]	USD	2,000	$1,888
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047[2]		10,000	9,148
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 7/1/2031[2]		750	721
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039[2]		2,150	1,981
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048[2]		5,430	4,830
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046[2]		2,500	2,523
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035		744	747
			97,865

Massachusetts 0.46%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044		1,500	1,524
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028[2]		3,335	3,557
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033[2]		4,000	4,246
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038[2]		4,250	4,419
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046[2]		7,825	8,088
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 2.26% 7/1/2049 (put 1/29/2026)[2,3]		845	834
Dev. Fin. Agcy., Rev. Bonds (Milford Regional Medical Center Issue), Series 2020-G, 5.00% 7/15/2046[2]		1,350	1,314
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029		1,800	1,909
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036		2,500	2,611
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047[2]		2,500	2,475
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040		920	866
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050		2,675	2,455
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 7/1/2033		4,330	4,176
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 7/1/2035		230	230
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 7/1/2036		105	100
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037		1,415	1,216
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038		3,025	2,883
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-1, 2.80% 12/1/2046		1,000	757
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039		660	660
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043		720	720
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 1/1/2034		3,500	4,299
			49,339

Michigan 1.39%
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2024		500	506
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2025		1,350	1,386
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2029		250	264
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2030		500	527
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2032		1,000	1,052
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2033		500	524
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2034		1,250	1,305
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2036		1,565	1,608
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2037		500	511
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2038		1,300	1,324
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2039		395	402
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040		365	328
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2041		320	283
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2042		450	396
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046		1,000	995
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2050		3,220	3,164
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045		1,000	1,002
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040		4,000	3,996
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037		2,500	2,616
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047		4,890	4,717
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2050		1,250	1,191
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-6, 5.00% 7/1/2033		2,000	2,056
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2032		500	524

American Funds Tax-Exempt Funds	255

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2035	USD	1,500	$1,563
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 11/1/2030		2,550	2,550
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 11/1/2031		1,000	1,000
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038		250	233
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2023		260	261
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 7/1/2023		545	549
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028		4,605	4,643
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039		775	777
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 11/1/2055		10,240	8,331
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037		5,980	5,890
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044		9,335	8,911
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027		2,770	2,606
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032		1,055	994
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037		1,200	1,090
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2047		5,990	5,066
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2052		5,240	4,311
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046		5,000	5,202
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056		6,480	4,325
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034		1,190	1,169
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		435	435
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052		3,560	3,505
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035		850	976
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036		600	679
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032		1,390	1,419
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037		8,625	8,683
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043		4,500	3,753
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045		1,875	1,535
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2034		1,900	1,930
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034		1,285	1,278
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)		12,250	12,134
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029		1,000	1,031
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043		1,750	1,743
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037		2,000	1,970
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044		2,420	2,310
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 6/1/2058		63,400	2,653
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 12/1/2028		12,000	12,019
			148,201

256	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Minnesota 0.11%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	USD	500	$408
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061		870	678
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037		615	617
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038		6,545	5,626
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047		846	810
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 7/1/2031		35	35
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		310	310
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 7/1/2029[2]		365	366
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 7/1/2033[2]		140	143
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052[2]		1,600	1,611
City of Woodbury, Charter School Lease Rev. Bonds (Woodbury Leadership Academy Project), Series 2021-A, 4.00% 7/1/2051		1,320	1,011
			11,615

Mississippi 0.26%
Business Fin. Corp., Exempt Facs. Rev. Green Bonds (Enviva, Inc. Project), Series 2022, AMT, 7.75% 7/15/2047 (put 7/15/2032)		4,930	4,993
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044		3,200	2,249
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027)[2]		11,000	10,522
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036[2]		2,100	1,946
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2041[2]		1,000	870
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051		855	842
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046		4,000	4,033
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 9/1/2032 (put 9/1/2023)		1,900	1,897
			27,352

Missouri 0.86%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033		3,775	3,898
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040		1,650	1,650
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045		2,050	1,988
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045		1,320	1,350
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 5/15/2036		1,500	1,396
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2019-C, 4.00% 2/1/2033		860	798
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034		1,780	1,634
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034		2,600	2,619
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042		775	650
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042		5,305	4,452
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042		4,225	4,119
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048		5,000	4,028
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046		825	793

American Funds Tax-Exempt Funds	257

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	USD	1,315	$1,306
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 11/1/2045		855	856
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040		650	567
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027[2]		1,625	1,554
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030		800	741
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039		4,360	3,957
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049		7,250	6,224
City of Maryland Heights, Tax Increment and Special Dist. Rev. Bonds (Westport Plaza Redev. Area), Series 2020, 3.625% 11/1/2031		1,365	1,224
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2045		2,000	2,143
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2049		1,000	1,065
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 6/1/2029		415	416
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036		750	743
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2023		300	299
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2024		400	393
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2026		215	206
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030		950	867
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035		500	425
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2026		2,500	2,687
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2029		1,000	1,183
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030		3,255	3,929
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2031		2,050	2,521
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030		1,000	979
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035		1,400	1,326
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 8/15/2042		1,000	1,000
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045		2,000	1,786
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048		980	907
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049		1,335	1,232
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053		6,890	6,387
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2025		785	791
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035		1,410	1,392
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045		8,320	7,979

258	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri (continued)
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	USD	3,740	$3,861
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037		455	407
City of Washington, Industrial Dev. Auth., Sales Tax. Rev. Ref. Bonds (Phoenix Center II Community Improvement Dist. Project), Series 2021, 2.50% 11/1/2029		390	360
			91,088

Nebraska 0.22%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)		2,175	2,299
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 1/13/2025[6,7,8,9]		184	184
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 3/16/2025[6,7,8,9]		25	25
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 4/13/2025[6,7,8,9]		172	172
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/8/2025[6,7,8,9]		151	151
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/14/2025[6,7,8,9]		190	190
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 12/9/2025[7,8,9]		120	121
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 1/25/2026[7,8,9]		154	154
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 2/8/2026[7,8,9]		89	89
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 2/8/2026[7,8,9]		45	45
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 3/22/2026[7,8,9]		110	110
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 5/4/2026[7,8,9]		675	675
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 8/4/2026[7,8,9]		642	642
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 9/13/2026[7,8,9]		3	3
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 2/23/2027[7,8,9]		373	372
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 4/13/2027[7,8,9]		2	2
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 8/11/2027[7,8,9]		240	240
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 9/19/2027[7,8,9]		201	201
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 12/7/2027[7,8,9]		135	135
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 1/4/2028[7,8,9]		602	602
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049		1,545	1,548
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 10/22/2025[6,7,8,9]		1,837	1,837
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 11/19/2025[6,7,8,9]		370	370
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 12/17/2025[6,7,8,9]		876	876
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 1/21/2026[6,7,8,9]		402	402
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 3/18/2026[6,7,8,9]		420	420
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 4/15/2026[6,7,8,9]		232	232

American Funds Tax-Exempt Funds	259

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nebraska (continued)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 5/20/2026[6,7,8,9]	USD	6	$6
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 6/22/2026[6,7,8,9]		270	270
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 7/20/2026[6,7,8,9]		120	120
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/12/2026[6,7,8,9]		4	4
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 9/7/2026[6,7,8,9]		909	910
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/26/2026[6,7,8,9]		64	64
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 11/23/2026[6,7,8,9]		30	30
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 12/14/2026[6,7,8,9]		199	199
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 1/18/2027[6,7,8,9]		363	363
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 3/15/2027[6,7,8,9]		3	3
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 4/12/2027[6,7,8,9]		611	611
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/16/2027[6,7,8,9]		462	462
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 7/21/2027[6,7,8,9]		10	10
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/18/2027[6,7,8,9]		5	5
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 9/15/2027[7,8,9]		259	259
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/20/2027[7,8,9]		321	321
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/6/2026[7,8,9]		53	53
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/29/2026[7,8,9]		609	609
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 1/26/2027[6,7,8,9]		106	106
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/6/2027[6,7,8,9]		347	347
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/27/2027[7,8,9]		594	594
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 7/18/2027[7,8,9]		2,133	2,133
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 8/18/2027[7,8,9]		727	727
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 9/6/2027[7,8,9]		13	13
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 10/24/2027[7,8,9]		2,296	2,296
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 11/21/2027[7,8,9]		785	785
			23,397

Nevada 0.43%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2037[2]		1,000	1,004
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047[2]		1,600	1,545
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 4.00% 12/15/2025		800	798
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029[2]		690	695
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2038[2]		1,000	1,005

260	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nevada (continued)
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045[2]	USD	1,000	$994
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048[2]		1,500	1,447
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 12/1/2023		345	343
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2024		365	360
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2025		370	361
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 3/1/2025		2,065	1,899
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045		1,225	1,257
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 6/15/2025[2]		620	600
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 6/1/2023		195	196
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.25% 6/1/2024		200	201
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 6/1/2024		75	76
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035		215	182
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050		995	802
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2026		720	730
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028		290	294
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029		510	516
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031		110	111
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 12/1/2025		605	614
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026		630	646
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029		1,495	1,521
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035		1,470	1,487
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2023		190	190
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2024		155	153
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2025		220	216
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 6/1/2026		215	210
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027		240	236
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028		220	215
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033		1,105	1,082
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037		945	929
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042		1,200	1,168
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047		1,445	1,395
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2023		420	419
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2025		195	192

American Funds Tax-Exempt Funds	261

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2026	USD	195	$191
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027		195	189
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028		150	143
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029		340	321
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031		305	276
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032		410	376
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033		455	415
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035		1,000	888
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039		495	455
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049		1,590	1,376
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040		1,000	980
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033		520	424
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036		835	646
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041		1,000	738
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051		1,425	943
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 6/1/2023		60	60
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 6/1/2024		120	119
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2025		145	144
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2026		190	187
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027		260	254
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028		395	384
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029		205	201
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030		335	326
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034		605	588
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039		770	744
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043		650	622
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049		1,435	1,345
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037[2]		750	763
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042[2]		1,100	1,116

262	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nevada (continued)
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2047[2]	USD	1,600	$1,607
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052[2]		1,800	1,832
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 6/1/2058		1,250	1,212
			45,954

New Hampshire 1.19%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (put 10/1/2019)[2]		1,900	1,695
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 3.125% 8/1/2024[1]		2,750	2,715
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031		1,250	1,325
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2046		1,605	1,287
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2051		15,085	11,489
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034		29,466	29,789
National Fin. Auth., Municipal Certs., Series 2022-1, Class X, 0.334% 9/20/2036		75,450	1,850
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036		21,136	21,204
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.719% 10/20/2036[3,4]		63,500	3,323
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036		22,380	21,703
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027[2]		2,000	1,923
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[2]		1,000	899
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 11/1/2042[2]		5,000	4,643
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040)[2]		8,470	6,847
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040)[2]		9,335	7,416
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2041		2,000	1,733
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2051		2,100	1,704
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 2.035% 10/1/2033 (put 7/1/2024)[3]		3,270	3,179
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 2.15% 8/1/2038 (put 7/1/2024)		2,000	1,949
			126,673

New Jersey 3.14%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 3/1/2032		1,200	1,312
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052[2]		2,000	2,025
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062[2]		4,555	4,583
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2/15/2042		1,330	1,332
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2032		555	561
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2026		1,500	1,563
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2029		1,180	1,226
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 11/1/2039		2,500	2,559
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 11/1/2044		1,000	1,021
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037		7,085	7,089
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043		750	750
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 7/1/2027		3,250	3,546

American Funds Tax-Exempt Funds	263

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043	USD	7,725	$7,816
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052		3,940	3,992
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 7/1/2050		1,100	1,105
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047		3,500	3,320
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050		1,590	1,494
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2037		2,750	2,883
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035		3,750	3,688
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048		2,150	2,011
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 6/15/2029 (preref. 6/15/2025)		2,500	2,676
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034		1,500	1,611
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 6/15/2035		800	826
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035		1,275	1,362
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2043		2,935	3,066
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 6/15/2025		4,250	4,473
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.26% 3/1/2028[3]		13,970	13,971
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 6/15/2029[2]		570	557
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2039[2]		825	819
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2049[2]		930	889
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2054[2]		725	686
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 9/15/2023		1,790	1,799
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029		16,165	16,336
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030		3,545	3,630
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033		3,500	3,545
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/2027		825	826
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2037		1,850	1,868
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038		2,500	2,515
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2039		4,550	4,561
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)		2,500	2,214
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2014-A, 4.00% 9/1/2031		7,000	7,100
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2024 (escrowed to maturity)		1,000	1,034
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2027 (preref. 7/1/2026)		500	543
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2034		1,000	1,074
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2031		1,700	1,775
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2035		500	514
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041		5,575	5,645
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 12/1/2026		180	180
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 12/1/2032		425	417
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039		7,950	7,598
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039		3,700	3,628
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039		6,925	6,791
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040		7,245	6,200
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051		3,000	2,258

264	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	USD	945	$974
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052		4,510	4,428
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036		1,000	1,046
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042		1,250	1,281
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2048		1,875	1,907
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047		1,550	1,579
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2033		1,600	1,634
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045		1,895	1,989
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050		3,000	2,760
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 6/1/2046		1,210	1,265
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2037		600	609
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038		6,755	6,802
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2039		1,500	1,504
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2039		1,750	1,755
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2040		1,500	1,497
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 4.00% 6/15/2044		465	452
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044		4,575	4,775
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2046		2,000	2,085
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050		10,210	7,774
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050		28,500	21,584
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050		2,500	2,601
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2033		2,500	2,761
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2039		3,500	3,511
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2040		4,535	4,525
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041		2,000	1,980
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2042		4,000	3,924
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026		1,225	1,092
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2027		8,245	7,169
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 12/15/2027		1,045	899
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2028		9,800	8,139
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2030		1,305	1,007
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2031		17,880	13,232
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2032		1,250	880
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-C, BAM insured, 0% 12/15/2032		1,825	1,301
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2033		15,000	10,214
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2034		17,285	11,157
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2035		3,580	2,150
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 12/15/2035		4,000	2,387
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2036		10,660	6,045
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 12/15/2038		3,180	1,648
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2039		13,330	6,336
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 12/1/2041[2]		7,500	6,426
			333,947

American Funds Tax-Exempt Funds	265

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Mexico 0.63%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	USD	57,450	$52,255
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033		4,515	3,794
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046		470	466
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052		865	851
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-D, Class I, 3.00% 7/1/2052		3,895	3,831
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034		1,000	961
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2039		500	458
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042		1,225	1,083
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044		1,320	1,154
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2049		2,405	2,044
			66,897

New York 5.55%
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055		6,815	5,590
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050		2,250	2,382
Brooklyn Arena Local Dev. Corp., PILOT Rev. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 7/15/2045		2,110	659
Brooklyn Arena Local Dev. Corp., PILOT Rev. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 7/15/2046		3,850	1,134
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2026		2,500	2,579
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2042		49,720	49,719
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 7/15/2044		2,000	664
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 4/1/2043		500	501
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2052[2]		1,250	1,289
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2062[2]		1,900	1,948
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041[2]		1,065	973
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051[2]		1,620	1,413
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055[2]		1,430	1,222
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2031		350	337
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2041		610	520
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2051		635	500
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2056		530	403
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 6/15/2031[2]		500	429
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051[2]		2,000	1,884
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[2]		5,000	5,062
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028[2]		11,390	10,911
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 1/1/2025[2]		205	208
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035[2]		4,495	4,580
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039		4,000	1,946
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2045		8,135	2,874

266	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2046	USD	3,445	$1,155
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, Assured Guaranty Municipal insured, 0% 11/15/2048		5,050	1,529
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2049		4,020	1,130
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2055		4,265	907
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2056		3,950	798
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045		3,500	2,510
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 7/1/2033		500	505
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050		7,210	7,024
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045		900	797
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2050		1,500	1,290
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047		1,235	1,144
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2031[2]		500	510
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2032[2]		500	508
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033[2]		1,200	1,214
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034[2]		1,200	1,210
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034[2]		1,000	1,015
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2035[2]		1,000	1,006
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041		9,000	7,725
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048		2,500	2,458
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)[2]		4,750	4,187
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[2]		1,500	1,424
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)		2,125	2,022
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052		635	662
Glen Cove Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 1/1/2055 (5.62% on 1/1/2024)[1]		16,320	14,303
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 5/1/2024		1,765	1,737
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056		3,685	2,923
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042		1,750	1,487
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040[2]		1,000	1,001
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046		2,655	2,043
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051		12,885	9,611
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021-A, 3.00% 9/1/2040		1,000	887
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043		1,670	1,547
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)		8,450	9,241
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043		1,000	1,039
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2044		2,000	2,073
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046		3,220	2,924
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048		1,000	898
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049		10,430	9,339
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050		9,500	9,744
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055		4,215	4,382
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2023		1,125	1,140
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026		2,365	2,520
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026		1,315	1,401
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028		1,890	2,010
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032		930	1,019
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045		620	567
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2032		6,000	4,148

American Funds Tax-Exempt Funds	267

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, BAM insured, 0% 11/15/2040	USD	9,325	$4,035
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040		2,205	1,667
Monroe County Industrial Dev. Corp., Rev. Bonds (St. Ann’s of Greater Rochester, Inc.), Series 2019, 5.00% 1/1/2040		1,870	1,658
Monroe County Industrial Dev. Corp., Rev. Bonds (St. Ann’s of Greater Rochester, Inc.), Series 2019, 5.00% 1/1/2050		3,715	3,072
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045		4,495	4,433
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051		985	980
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2050		2,500	2,447
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048		1,600	1,565
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2/15/2048		1,925	1,898
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 5/1/2059 (put 7/3/2023)		1,300	1,291
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041		2,000	1,426
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046		3,875	3,058
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2039		1,500	1,300
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040		4,000	3,416
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045		5,350	5,347
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2051		2,000	1,972
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052		6,020	4,674
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 11/1/2024[2]		2,150	2,103
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042[2]		15,790	14,426
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029		1,200	1,225
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2030		1,490	1,553
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2032		4,000	4,361
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 3/1/2024		300	308
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040		1,000	1,016
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031[2]		3,940	3,767
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049[2]		16,155	14,931
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2027[6]		1,805	893
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2021[6]		1,000	495
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2032[6]		2,345	1,161
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2038[6]		1,370	678
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050		2,500	2,460
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051		3,000	2,944
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052		2,500	2,449
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056		23,870	23,189
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046		2,750	2,462
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053		4,880	4,184

268	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	USD	8,125	$7,677
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031		2,515	2,326
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031		8,545	8,813
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036		4,960	5,038
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036		1,000	1,061
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037		705	736
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038		1,025	1,089
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039		1,100	1,044
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040		1,290	1,340
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041		1,200	1,241
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042		2,800	2,651
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042		4,350	4,485
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026		11,650	11,652
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031		34,155	34,155
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2032		2,000	2,006
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033		4,500	4,510
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046		4,375	3,898
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046		3,300	3,302
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050		16,950	17,000
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2026		1,110	1,143
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029		565	593
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030		3,700	3,879
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030		5,000	5,022
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031		13,070	13,675
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032		7,000	7,316
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033		3,000	3,131
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034		2,000	2,082
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036		12,365	12,049
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036		1,000	1,028
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040		6,620	6,776
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045		26,895	25,579
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2023		960	963

American Funds Tax-Exempt Funds	269

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-1, 5.00% 3/15/2024 (preref. 3/15/2023)	USD	735	$737
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-2, 5.00% 3/15/2024		270	271
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 3/15/2024 (preref. 3/15/2023)		1,015	1,018
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039		1,500	1,638
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040		2,000	1,747
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2045		2,455	2,430
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047		4,000	3,231
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050		2,500	1,975
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040		2,500	2,219
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047		1,020	1,035
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 7/1/2026[2]		5,200	5,024
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056[2]		3,665	2,842
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046		6,750	6,550
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 7/1/2040		1,000	866
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 7/1/2055		1,100	895
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029		200	191
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039		420	404
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054		930	859
			590,477

North Carolina 0.26%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/2046		3,000	2,421
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2020-A, AMT, 3.125% 6/1/2039		380	360
County of Mecklenburg, G.O. School Bonds, Series 2021, 5.00% 3/1/2023		130	130
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041		500	404
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051		2,500	1,830
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045		1,500	1,500
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 10/1/2025		315	318
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 10/1/2030		1,900	1,903
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 10/1/2035		1,000	993
Medical Care Commission, Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2019-A, 4.00% 11/1/2049		2,820	2,826
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2045		1,000	947
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2050		1,500	1,396
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052		3,500	2,832
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047		5,230	4,628
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Everyage), Series 2021-A, 4.00% 9/1/2041		1,090	892

270	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Carolina (continued)
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Everyage), Series 2021-A, 4.00% 9/1/2047	USD	2,940	$2,267
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Everyage), Series 2021-A, 4.00% 9/1/2051		965	725
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049		1,300	1,278
			27,650

North Dakota 0.16%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2046		3,430	2,674
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2046		500	436
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2051		1,675	1,241
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2051		300	250
County of Grand Forks, Solid Waste Disposal Fac. Rev. Green Bonds (Red River Biorefinery, LLC Project), Series 2021-A, AMT, 6.625% 12/15/2031[2]		2,625	1,444
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052		920	906
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043		8,500	8,181
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053		2,015	1,862
			16,994

Ohio 3.53%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, 4.00% 9/1/2030 (put 6/1/2027)		2,500	2,558
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)		10,585	10,849
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)		3,110	2,887
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026		3,810	3,660
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026		8,350	8,021
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)		1,000	920
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029		7,500	6,979
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (The Dayton Power and Light Co. Project), Series 2015-A, AMT, 4.25% 11/1/2040 (put 6/1/2027)		2,000	2,034
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 7/1/2049[2]		33,975	31,049
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038[2]		1,850	1,800
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048[2]		2,500	2,371
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040		1,200	1,191
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 3.00% 6/1/2048		5,015	3,822
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048		3,960	3,645
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055		21,760	20,781
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045		2,000	2,021
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037		4,250	4,110
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047		7,195	6,616
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050		2,400	2,188
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055[2]		11,805	10,037
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055[2]		6,800	5,936
City of Columbus, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2023		1,430	1,436
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051		8,085	8,097

American Funds Tax-Exempt Funds	271

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	USD	2,250	$2,199
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2057		5,915	5,755
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038		3,000	3,036
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2040		2,905	2,760
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2055		8,455	7,605
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040		5,790	5,078
Port of Greater Cincinnati Dev. Auth., Education Rev. Bonds (IPS Cincinnati, LLC - Idea Greater Cincinnati, Inc. Projects), Series 2021, 4.375% 6/15/2056 (put 6/15/2026)		4,680	4,534
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031		4,360	4,409
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046		3,870	3,634
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051		6,145	5,660
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047		2,560	2,391
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052		1,125	1,032
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041		1,465	1,406
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046		1,000	935
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047		2,450	2,610
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052		905	958
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042		2,250	2,184
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045		2,750	2,631
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050		6,525	6,142
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 10/1/2052		4,225	3,650
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045		3,925	3,987
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040[2]		2,330	2,157
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046[2]		2,320	2,121
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[2]		6,000	6,083
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[2]		13,835	13,970
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038[2]		6,750	6,516
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048[2]		17,670	16,176
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048		51,885	46,603
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051		3,000	2,894
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048		5,180	4,739
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. Bonds, Series 2013, 5.00% 11/15/2043		515	519
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2039		120	122
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 6/30/2053		12,955	13,020
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035		850	852
Southern Ohio Port Auth., Exempt Fac. Rev. Bonds (PureCycle Project), Series 2020-A, AMT, 7.00% 12/1/2042[2]		10,100	7,359
Toledo Hospital (ProMedica Healthcare Obligated Group) 5.325% 11/15/2028		12,383	10,149
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040		1,575	1,626
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042		3,500	3,586
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052		21,000	21,342
			375,438

272	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Oklahoma 0.09%
County of Comanche, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2029	USD	1,070	$1,079
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043		1,500	1,420
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052		1,600	1,552
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051[2]		3,500	3,674
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2037[6]		325	–	[10]
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2047[6]		1,132	1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2052[6]		586	1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.25% 8/1/2057[6]		2,054	2
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 6/1/2045 (preref. 6/1/2024)		1,000	1,029
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 12/1/2035		520	521
			9,279

Oregon 0.28%
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels, LLC Clean Energy Project), Series 2017-A-248, AMT, 6.50% 4/1/2031[2,6]		100	7
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040		625	601
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050		1,000	928
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.375% 11/15/2055		1,000	931
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040		2,250	2,346
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051		2,170	1,571
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056		4,555	3,197
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.125% 7/1/2035		3,580	3,362
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045		1,500	1,366
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050		5,080	4,620
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055		6,200	5,243
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047		1,000	789
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057		1,865	1,379
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033		540	545
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048		1,250	1,213
County of Yamhill, Hospital Auth., Rev. Bonds (Friendsview Retirement Community), Series 2021-B-3, 1.75% 11/15/2026		1,690	1,566
			29,664

Pennsylvania 3.74%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 3.795% 2/1/2037[3]		5,865	5,769
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2028		2,500	2,793
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042[2]		1,500	1,417
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[2]		2,605	2,460
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042		1,000	1,021
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2035		4,675	3,578
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2036		545	411

American Funds Tax-Exempt Funds	273

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2038	USD	210	$135
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2039		300	190
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 3.75% 11/1/2042		1,560	901
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2047		9,000	5,268
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2047		6,965	4,835
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2050		13,000	7,608
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2032		350	353
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2033		750	756
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2038		1,000	996
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042		1,000	981
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2043		170	166
County of Berks, Municipal Auth., Rev. Bonds (The Reading Hospital and Medical Center Project), Series 2012-A, 4.25% 11/1/2041		235	149
County of Berks, Municipal Auth., Rev. Bonds (The Reading Hospital and Medical Center Project), Series 2012-A, 4.50% 11/1/2041		100	66
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2036		1,200	1,210
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2038		1,725	1,707
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2040		3,000	2,896
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2041		2,130	2,030
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2046		2,660	2,160
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051		8,730	6,721
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2054		7,470	6,946
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050		2,500	2,316
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2032		585	595
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2033		415	421
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 12/1/2045		1,960	1,808
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047		1,160	1,178
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051		645	653
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 3/1/2028[2]		275	273
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038[2]		1,462	1,451
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048[2]		3,000	2,861
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2036		1,515	1,585
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2046		7,500	7,716
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2051		7,005	7,160
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030		1,000	1,023
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033		1,610	1,640
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029		4,545	4,136
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029		3,165	3,163

274	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	USD	4,415	$4,320
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039		1,345	1,259
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045		7,650	6,913
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2034		1,245	1,311
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2036		500	522
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-LIBOR x 0.67 + 0.75%) 3.939% 6/1/2037[3]		8,980	7,801
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041		7,550	6,540
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045		4,100	2,983
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046		6,690	5,625
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049		2,000	1,653
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050		2,000	1,826
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051		1,500	1,361
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044		4,500	4,540
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 10/1/2023		3,800	3,718
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053		850	894
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029		5,000	5,176
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034		25,705	26,279
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2038		14,490	14,649
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042		1,000	1,004
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Consol Energy, Inc. Project), Series 2021-A, 9.00% 4/1/2051 (put 4/13/2028)[2]		9,750	11,137
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 8/1/2037 (put 8/1/2024)		1,600	1,521
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 2.06% 6/1/2041 (put 6/3/2024)[3]		10,855	10,576
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 7/1/2041 (put 7/1/2024)		3,500	3,411
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039[2]		7,950	6,048
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2029		300	342
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2031		525	598
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2034		825	932
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043		1,000	859
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048		1,300	1,094
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2019, 5.00% 12/1/2049		510	427
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028		550	600
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041		2,805	2,378
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042		5,335	4,650
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043		1,380	1,424
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048		1,000	792
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028		500	482
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 9/1/2050		2,400	2,445
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2026		570	581
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031		1,450	1,467
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033		1,355	1,374

American Funds Tax-Exempt Funds	275

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	USD	275	$275
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051		2,580	2,516
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051		555	436
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056		2,850	2,182
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 4.00% 7/1/2049		1,750	1,661
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2052		8,000	8,299
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2056		1,000	906
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032		340	346
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037		780	788
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047		6,055	5,961
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048		745	599
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2030 (preref. 1/15/2025)		5,185	5,458
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2036 (preref. 1/15/2025)		1,000	1,053
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2045 (preref. 1/15/2025)		3,500	3,684
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2046 (preref. 1/15/2025)		1,000	1,053
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033		3,360	3,447
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036		4,250	4,308
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043		500	433
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045		1,240	1,240
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044		1,250	1,297
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 4.098% 8/15/2048 (put 8/15/2024)[3]		600	600
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039		1,500	1,406
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2028		1,000	1,070
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033		3,500	3,684
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030		425	447
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2040		620	638
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050		1,050	1,069
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030		2,265	2,383
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040		4,020	4,140
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050		7,240	7,372
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054		5,245	5,307
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Electrical and Technology Charter School Project), Series 2021-A, 4.00% 6/1/2041		750	637

276	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Electrical and Technology Charter School Project), Series 2021-A, 4.00% 6/1/2051	USD	1,600	$1,238
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 4.00% 6/15/2029		350	340
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2039		500	498
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050		1,375	1,289
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 11/1/2047		5,925	6,048
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028		4,100	4,428
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2028		745	833
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2029		4,500	4,854
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2030 (preref. 9/1/2026)		10	11
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2036		1,000	1,052
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2037		1,500	1,576
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2038		1,000	1,049
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2038		1,000	1,081
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034		3,000	3,611
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2027		275	303
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2028		275	302
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2038		1,000	1,062
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 12/1/2035		750	821
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035		4,685	4,967
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038		7,260	7,565
Tower Health 4.451% 2/1/2050		16,535	7,803
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 6/1/2033		1,000	1,102
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2043		340	338
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044		425	421
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044		4,750	5,143
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2045		470	462
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046		510	499
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049		1,425	1,527
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050		1,000	949
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051		3,000	2,303
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 4.00% 7/1/2023		195	195
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028		850	855
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2025		900	914
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037		2,800	2,667
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 4/15/2059		2,000	2,092
			397,907

Puerto Rico 5.95%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 4.00% 7/1/2023[2]		6,370	6,370
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2024[2]		1,700	1,723
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2025[2]		4,000	4,084
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2030[2]		5,000	5,165
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033[2]		485	499
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033[2]		4,120	4,236
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[2]		23,105	23,549
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2037[2]		450	458
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037[2]		1,545	1,571
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[2]		13,510	13,763
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[2]		3,045	2,729
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[2]		60,885	54,562
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[2]		22,540	20,199
Children’s Trust, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 5/15/2057		75,000	5,423

American Funds Tax-Exempt Funds	277

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico (continued)
Commonwealth Highways and Transportation Auth., Toll Rev. Bonds, Series 2022-A, 5.00% 7/1/2062	USD	9,000	$8,685
Commonwealth Highways and Transportation Auth., Toll Rev. Bonds, Capital Appreciation Bonds, Series 2022-C, 0% 7/1/2053 (put 7/1/2032)[1]		37,500	21,844
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[6]		235	165
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023[6]		235	165
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, National insured, 5.00% 7/1/2024		1,420	1,422
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2024[6]		1,230	864
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2024[6]		6,815	4,796
Electric Power Auth., Power Rev. Bonds, Series 2007-XX, 5.00% 7/1/2026[6]		340	239
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2026[6]		165	116
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2027[6]		355	248
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2027[6]		320	225
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2027[6]		3,000	2,081
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 7/1/2028		3,100	3,122
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2028[6]		20	14
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2029[6]		125	88
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 7/1/2030		185	186
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2030[6]		110	77
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[6]		4,055	2,838
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2022[6]		250	172
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2033[6]		300	216
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035[6]		250	176
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[6]		4,115	2,880
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[6]		16,225	11,398
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2040[6]		4,500	3,240
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[6]		10,120	7,084
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 7/1/2042[6]		1,885	1,315
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 7/1/2024		120	118
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 3.705% 7/1/2029[3]		16,010	14,507
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 7/1/2030		475	481
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 7/1/2033		1,870	1,872
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[6]		2,150	1,518
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 7/1/2023		2,495	2,507
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025		4,790	4,903
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027		4,746	4,977
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029		4,669	4,972
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031		4,535	4,929
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033		14,433	13,529
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035		7,571	6,896
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037		15,538	13,793
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041		25,208	21,758
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046		48,563	40,666
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024		1,436	1,345
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033		5,535	3,213
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2043		37,547	16,615
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031		1,700	1,703
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2023		960	960
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2024		325	325
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026		825	825
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027		995	996
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031		1,525	1,527
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042		1,650	1,654
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2023		1,600	1,619

278	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico (continued)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 10/1/2024	USD	550	$551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2024		1,700	1,751
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2025		1,800	1,890
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026		1,900	2,033
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027		1,900	2,068
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028		2,000	2,212
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 10/1/2029		2,230	2,235
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034		2,200	2,441
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044		2,500	2,680
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031		570	650
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038		550	516
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2047[3]		3,513	969
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2054[3]		22,487	4,700
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2019, Class 2, 0% 8/1/2054[3]		84	18
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		37,913	36,390
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		4,250	4,079
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058		6,530	6,245
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058		22,477	22,202
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2024		207	195
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2029		498	373
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2031		641	433
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2033		149	90
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		414,040	114,216
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051		35,684	7,459
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2023		1,000	998
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2024		875	868
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2025		675	667
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2026		520	511
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2030		1,269	1,232
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2036		5,185	4,989
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2023		5,710	5,697
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2024		4,660	4,625
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 6/1/2024		50	50
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2025		470	464
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 6/1/2025		105	105
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026		1,450	1,426
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030		8,370	8,124
			632,347

American Funds Tax-Exempt Funds	279

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Rhode Island 0.42%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	USD	500	$536
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041		500	518
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046		270	266
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051		740	718
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2034		3,150	3,248
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039		350	349
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029		330	370
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039		11,590	10,163
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034		3,745	3,683
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035		2,125	2,080
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 6/1/2052		138,210	23,054
			44,985

South Carolina 0.80%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2032		9,877	5,528
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042		74,499	20,166
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 7/22/2051		1,025	130
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 7/1/2043		885	886
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054		2,500	2,270
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2041 (preref. 8/15/2026)[1,2]		12,495	13,597
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 11/15/2042		1,745	1,632
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 11/15/2054		1,155	1,018
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2036[2]		1,000	876
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046[2]		1,150	894
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056[2]		2,955	2,140
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042		1,855	1,595
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036[2]		2,000	1,935
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041[2]		6,000	5,626
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052		2,530	2,076
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032		2,135	2,031
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038		2,400	2,156
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 10/1/2048 (put 2/1/2024)		2,500	2,516
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035		250	261
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041		8,850	9,111
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056		45	46
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029		15	16
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031		2,010	2,141
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034		3,250	3,393
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 11/1/2026[2]		715	659
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031[2]		1,000	851
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036[2]		1,270	1,014
			84,564

South Dakota 0.04%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 11/1/2044		285	285
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051		3,685	3,629
			3,914

280	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Tennessee 0.37%
City of Chattanooga, Health, Educational and Housing Fac. Board, Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 3.25% 8/1/2044	USD	1,200	$963
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 10/1/2039		2,815	2,850
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045		265	265
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036[2]		750	767
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042		1,000	1,121
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052		1,750	1,844
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Facs. Rev. Bonds (Waste Management, Inc. of Tennessee Project), Series 2001, AMT, 0.58% 8/1/2031 (put 8/1/2024)		700	665
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051[2]		1,460	1,191
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Capital Appreciation Bonds, Series 2021-B, 0% 6/1/2043[2]		2,950	966
County of Shelby, Health, Educational and Housing Fac. Board, Rev. Bonds (Farms at Bailey Station), Series 2019-A, 5.75% 10/1/2059		4,000	2,799
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)		11,720	12,576
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)		12,135	12,697
			38,704

Texas 5.68%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041		3,325	2,607
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051		7,290	5,370
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056		3,000	2,179
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035		1,500	1,552
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036		1,690	1,723
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.50% 2/15/2057[2]		2,000	1,992
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062[2]		8,000	8,053
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041		600	567
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2051		1,150	1,039
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.625% 8/15/2052		4,000	3,778
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2057		3,500	3,310
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062		1,000	930
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038		1,000	978
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048		2,685	2,498
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053		1,375	1,262
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026		1,380	1,347
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036		3,370	3,481
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046		3,745	3,806
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051		4,100	4,155
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (BASIS Texas Charter Schools, Inc.), Series 2021-A, 4.50% 6/15/2056 (put 6/15/2026)		2,500	2,422
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036		1,160	1,026
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041		1,830	1,542

American Funds Tax-Exempt Funds	281

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046	USD	1,885	$1,519
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2043		825	875
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050		2,875	2,443
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050[2]		4,155	3,613
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042[2,3]		22,000	21,651
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039[2]		24,990	23,005
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040		85	85
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040		1,800	1,434
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028		500	535
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 8/15/2032		2,400	2,404
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 8/15/2033		1,000	1,017
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046		7,000	5,561
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031		285	246
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031[2]		790	689
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050		5,425	4,554
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050[2]		6,930	5,910
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area No. 1 Project), Series 2021, 4.50% 9/15/2051[2]		1,000	874
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 9/15/2051[2]		500	480
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038		4,500	4,500
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042		4,000	4,000
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 5/1/2025		9,540	9,543
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 11/15/2053		1,000	1,012
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 11/15/2056		5,000	3,887
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037		2,960	2,755
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2043		1,270	1,136
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048		23,205	20,142
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2033		1,400	1,330
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038		3,500	3,191
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		3,300	3,245
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)		835	774
City of Houston, Airport System Facs. Rev. and Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2035		1,000	1,003
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041		14,515	13,083
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041		48,420	43,639
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 7/15/2030		12,500	12,510
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 7/15/2038		3,000	3,002

282	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	USD	11,000	$11,372
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 7/1/2024		5,600	5,609
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029		6,125	6,190
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027		1,500	1,542
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027		2,500	2,570
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027		8,700	8,943
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030		5,250	5,344
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2032		500	499
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033		310	308
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2016-A, 5.00% 2/15/2023		1,205	1,206
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2033		1,000	1,054
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044		1,000	1,010
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2024		1,000	1,031
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2025		1,000	1,047
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030		3,450	3,597
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Rev. Ref. Bonds, Series 2021-A, 5.00% 2/15/2023		445	445
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051[2]		23,000	22,718
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 5/1/2030		4,570	4,837
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 11/1/2028		1,945	2,123
County of Maverick, Limited Tax Rev. Ref. Bonds, Series 2016, 7.00% 3/1/2034 (preref. 3/1/2023)		2,680	2,689
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031[2]		2,195	2,185
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043		1,695	1,710
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.21% 9/15/2027[3]		1,890	1,845
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR x 0.66 + 0.69%) 3.837% 9/15/2027[3]		13,150	13,027
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027		2,730	2,885
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029		2,570	2,733
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2030		3,500	3,736
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031		2,210	2,366
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2032		2,355	2,529
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041[2]		2,080	1,770
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046[2]		1,610	1,299
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051[2]		4,245	3,298
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056[2]		3,510	2,635
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029[2]		510	469
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039[2]		1,020	1,013
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049[2]		2,290	2,155

American Funds Tax-Exempt Funds	283

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 4/1/2030	USD	1,000	$974
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2035		500	472
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037		1,250	1,024
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040		790	722
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042		1,825	1,410
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055		6,100	5,176
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2036 (preref. 11/15/2024)		150	159
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2046 (preref. 11/15/2024)		4,350	4,615
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050		1,180	916
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055		5,500	4,181
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039		1,000	847
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035		100	94
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043		3,700	3,266
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049		8,430	7,229
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031		1,410	1,428
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040		4,900	4,913
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031		1,680	1,517
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036		1,755	1,482
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041		1,750	1,392
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021, 5.50% 1/1/2057		5,000	3,738
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 4/1/2036 (preref. 4/1/2026)		2,030	2,194
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2032 (preref. 4/1/2027)		855	945
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)		2,810	3,107
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)		7,405	8,187
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 4/1/2039		1,125	1,157
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 4/1/2035 (preref. 4/1/2025)		1,000	1,051
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040		1,300	1,208
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057		4,460	3,842
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041		1,685	1,420

284	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	USD	2,300	$1,794
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056		2,250	1,707
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057		2,315	2,126
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032[2]		4,880	4,840
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042[2]		9,985	9,833
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052[2]		17,360	16,787
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2039		8,000	8,605
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034		2,000	2,084
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038		3,000	2,630
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051[2]		5,500	4,494
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051[2]		14,000	11,733
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036		500	489
City of Sanger Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 7/1/2038[6]		3,110	778
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058		9,805	9,939
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037		1,500	1,478
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038		2,375	2,319
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039		455	441
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039		750	727
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040		335	322
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027		9,615	9,237
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031		5,500	5,049
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037		6,150	5,796
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045		14,005	12,373
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035		200	199
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040		1,655	1,609
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2032		5,000	5,148
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2037		5,000	5,106
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2041		430	169
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2042		2,370	882
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2028		17,800	15,180
			603,593

United States 0.13%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036		2,033	1,929
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.132% 6/25/2037[3,4]		60,096	5,270
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.057% 1/25/2038[2,3]		27,814	4,638
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038[2]		2,617	2,037
			13,874

American Funds Tax-Exempt Funds	285

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Utah 1.32%
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2041[2]	USD	895	$708
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051[2]		1,315	986
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046[2]		7,405	6,929
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037[2]		24,480	22,401
Hurricane City, Gateway at Sand Hollow Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 5.50% 3/1/2051[2,5]		15,000	10,788
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 8/1/2050[2]		31,500	23,581
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050[2]		7,250	6,626
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 6/1/2052		2,080	1,603
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041		4,170	3,435
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 3.625% 2/1/2035[2]		600	496
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.125% 2/1/2041[2]		1,000	794
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.375% 2/1/2051[2]		2,120	1,630
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2046		1,775	1,876
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041[2]		9,400	8,316
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052[2]		57,810	50,541
			140,710

Vermont 0.24%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037		3,940	3,269
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045		2,850	2,149
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047		235	211
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[2]		2,400	2,371
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046		1,000	715
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052		1,000	731
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2025		300	313
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2026		500	531
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2026		125	133
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027		300	318
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2028		500	519
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029		400	398
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029		1,095	1,070
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030		320	318
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030		550	605
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 5.00% 6/15/2030		1,105	1,201
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031		205	204
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031		550	609
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032		160	160
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035		3,905	3,665
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039		3,255	2,905
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046		1,850	1,652
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047		2,150	1,831
			25,878

Virgin Islands 0.27%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025		1,825	1,872
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028		1,645	1,721
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030		3,500	3,649
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039		10,815	10,831

286	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virgin Islands (continued)
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039[2]	USD	4,250	$3,422
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042[2]		1,470	1,421
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042[2]		2,350	2,313
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052[2]		2,535	2,444
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052[2]		1,245	1,211
			28,884

Virginia 2.44%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034		1,310	1,237
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042		1,230	1,096
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2045 (preref. 10/1/2025)		3,000	3,217
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027		690	620
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045		1,665	1,674
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 7/1/2044		4,000	4,078
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 7/15/2040 (4.875% on 7/15/2023)[1]		1,500	1,550
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House, Inc.), Series 2016-A, 5.00% 10/1/2036 (preref. 10/1/2024)		1,000	1,057
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031		1,195	1,252
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038		3,250	3,315
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040		3,660	3,718
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043		3,500	3,523
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048		4,000	4,000
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050		13,655	13,594
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055		18,805	18,568
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059		21,010	20,529
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045[2]		1,090	962
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2025		1,445	1,422
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028		1,630	1,542
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031		625	566
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040		6,135	4,975
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047		6,510	4,907
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048		1,400	1,330
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2051		5,100	4,812
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034		1,000	986
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039		5,970	5,769

American Funds Tax-Exempt Funds	287

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044	USD	2,245	$2,116
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049		4,455	4,129
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2052		1,970	1,798
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2037		1,445	1,457
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047		19,325	18,973
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2047		810	864
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2052		1,095	1,155
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041		1,265	1,005
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047		3,200	2,383
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035		2,030	1,793
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040		2,965	2,461
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2050		8,390	6,288
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051		4,925	3,658
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 3.50% 12/1/2029		1,370	1,286
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038		11,645	11,672
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[2]		9,250	9,415
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045[2]		27,900	28,411
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029		250	250
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049		2,000	2,007
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052		6,000	6,009
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2032		1,425	1,441
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037		4,075	4,102
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042		3,500	3,505
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047		4,510	4,453
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052		8,425	8,247
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051		3,495	2,819
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031		1,250	1,373
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032		1,000	1,095
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034		1,725	1,880
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045		4,350	4,021
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051		1,420	1,064

288	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	USD	6,005	$5,361
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2040		1,000	961
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 1/1/2048 (put 7/1/2038)[1,2]		2,000	1,917
			259,668

Washington 2.00%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036		2,500	2,343
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048		1,000	1,012
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058		4,000	4,032
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 12/1/2040[2]		9,000	9,002
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2032		1,615	1,712
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2034		1,950	2,038
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2035		1,825	1,887
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036		2,845	2,908
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041		6,920	6,925
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046		8,750	8,679
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 1/1/2025 (put 1/1/2024)		2,420	2,368
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 12/20/2035[4]		82,335	4,150
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035		27,482	25,919
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2031[2]		1,000	1,022
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033[2]		1,185	1,206
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056[2]		13,670	10,087
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.50% 7/1/2030 (preref. 7/1/2025)[2]		1,700	1,838
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.75% 7/1/2035 (preref. 7/1/2025)[2]		1,630	1,771
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[2]		2,350	2,377
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043[2]		3,100	3,103
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048[2]		1,770	1,757
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2033[2]		250	238
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048[2]		1,350	1,152
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 1/1/2044 (preref. 1/1/2024)[2]		7,000	7,293
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 1/1/2049 (preref. 1/1/2024)[2]		9,090	9,481
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 1/1/2055[2]		9,520	7,054
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051[2]		1,000	808
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050[2]		1,000	953
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056[2]		1,130	1,059
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 6/1/2044		120	120
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049		1,465	1,444
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051		1,290	1,267
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032[2]		1,955	2,043
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032[2]		745	779
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038[2]		7,245	7,572
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038[2]		1,155	1,207

American Funds Tax-Exempt Funds	289

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Washington (continued)
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	USD	18,465	$17,350
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2031[2]		2,590	2,595
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033[2]		1,170	1,030
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034[2]		2,350	2,067
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034[2]		860	848
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035[2]		3,295	2,828
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043[2]		6,065	4,619
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048[2]		9,795	6,929
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048		1,490	1,018
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]		14,155	8,897
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 3.00% 7/1/2058		6,250	4,634
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]		3,730	2,435
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058[2]		1,500	1,210
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058		2,500	2,529
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030		2,500	2,504
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030		1,000	1,005
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031		2,000	2,010
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 12/1/2025		500	509
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2027		1,000	1,066
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2028		2,440	2,592
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029		1,000	1,060
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030		1,500	1,589
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031		1,500	1,585
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032		1,500	1,578
			213,093

West Virginia 0.32%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)		11,840	11,697
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)		18,945	19,078
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 1/1/2043		2,915	2,995
			33,770

Wisconsin 3.11%
G.O. Bonds, Series 2018-B, 5.00% 5/1/2029		105	106
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 7/1/2036 (preref. 7/1/2023)		2,000	2,021
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2023		1,085	1,087

290	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2024	USD	1,165	$1,174
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2025		1,225	1,238
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2026		1,285	1,300
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2027		1,350	1,362
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2029		1,485	1,486
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2031		1,640	1,618
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2037		1,220	1,163
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049		3,750	2,674
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031		560	494
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041		780	624
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051		3,395	2,480
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056		1,000	704
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2034		1,800	1,874
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2042		2,215	2,253
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046		3,205	3,245
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044		1,600	1,712
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		975	960
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 5/1/2045 (put 11/1/2023)		330	321
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042		450	451
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029[2]		645	621
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039[2]		1,380	1,357
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049[2]		3,360	3,127
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054[2]		1,605	1,463
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037[2]		1,000	1,004
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047[2]		6,375	6,294
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052[2]		2,000	1,949
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041[2]		890	776
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051[2]		2,000	1,642
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056[2]		1,390	1,112
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2036[2]		400	347
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2039[2]		710	680
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050[2]		1,950	1,749
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051[2]		1,000	743
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052[2]		900	906
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061[2]		1,250	878
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062[2]		1,565	1,573
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040[2]		1,525	1,216

American Funds Tax-Exempt Funds	291

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050[2]	USD	2,990	$2,150
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056[2]		2,445	1,683
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039[2]		820	796
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049[2]		520	481
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054[2]		1,365	1,243
Public Fin. Auth., Education Rev. Bonds (Shining Rock Classical Academy), Series 2022-A, 6.00% 6/15/2052		1,000	966
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041[2]		2,000	1,840
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051[2]		1,750	1,534
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056[2]		2,000	1,726
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031		1,900	1,682
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041		10,000	8,904
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035[2]		4,000	3,914
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045[2]		4,750	4,305
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052		13,000	12,311
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 1/1/2024[2]		2,105	2,120
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[2]		1,000	1,021
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035		9,200	8,226
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046		3,740	3,209
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051		9,650	8,011
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056		15,690	12,595
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 4.00% 10/1/2052		3,255	3,045
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041		4,385	3,798
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/1/2045		7,900	6,313
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046[2]		7,035	6,846
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052[2]		6,730	6,481
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062[2]		2,500	2,482
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 12/1/2050[2]		100	88
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.50% 7/1/2052		3,960	4,425
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.625% 7/1/2055		2,620	2,925
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044		3,300	3,287
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049		1,500	1,472
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037		600	551
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041		2,000	2,013
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 9/1/2029[2]		1,015	914
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039[2]		775	676
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049[2]		2,655	2,143
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054[2]		2,725	2,152
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041		1,005	857
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046		2,575	2,096
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051		5,020	3,964
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029[2]		1,750	1,668
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039[2]		2,230	2,147
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049[2]		6,000	5,513
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054[2]		2,320	2,102

292	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	USD	3,515	$3,147
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056		11,155	9,805
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[2]		2,000	1,672
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050		5,000	3,790
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM insured, 3.00% 7/1/2050		1,000	782
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031[2]		280	256
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041[2]		580	536
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2051[2]		1,130	1,000
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056[2]		1,630	1,410
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 3.00% 4/1/2025[2]		325	315
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2030[2]		500	512
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040[2]		4,505	4,464
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 4/1/2045		6,250	6,350
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050[2]		2,000	1,889
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052		1,020	890
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055[2]		8,475	7,058
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]		7,770	6,402
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]		22,700	1,271
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029[2]		445	430
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039[2]		500	495
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049[2]		1,100	1,046
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056		10,960	8,951
Public Fin. Auth., Senio Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 1/1/2051[2]		5,000	3,875
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046		11,250	11,084
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 11/15/2034 (preref. 11/15/2024)[2]		1,000	1,046
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 11/15/2044 (preref. 11/15/2024)[2]		1,800	1,891
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035		9,435	9,578
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046		1,000	839
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052		2,000	1,623
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040		1,775	1,789
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045		2,565	2,561
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2059		2,400	2,145
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030		2,140	2,166
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035		1,000	1,004
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047		2,000	2,006
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034		3,935	4,044
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039		2,045	2,058
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039		1,595	1,605
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044		1,350	1,326
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2049		3,625	3,490
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2041[2]		675	580

American Funds Tax-Exempt Funds	293

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2051[2]	USD	5,630	$4,450
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061[2]		5,720	4,310
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-B, 5.25% 7/1/2061[2]		1,000	794
			331,194

Total bonds, notes & other debt instruments (cost: $10,150,739,000)			9,477,468

Short-term securities 10.27%
Municipals 8.91%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 1.87% 12/15/2028[2,3]		7,900	7,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.21% 12/1/2029[3]		3,975	3,975
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.27% 2/1/2048[3]		5,095	5,095
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.27% 11/15/2052[3]		12,600	12,600
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 4.10% 12/1/2035 (put 11/1/2022)[11]		5,000	5,000
State of California, G.O. IAM Commercial Paper, Series 2023, 2.00% 3/2/2023		20,000	20,000
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023		43,500	43,791
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023		10,000	10,080
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.40% 7/1/2037[3]		3,295	3,295
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 3.60% 7/1/2051 (put 7/17/2023)[11]		3,000	3,002
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023		15,000	15,163
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2022-A, 3.75% 6/29/2023		25,000	25,127
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2022-B, 5.00% 6/29/2023		20,000	20,203
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-A, 1.25% 7/1/2042[3]		10,000	10,000
State of Florida, Miami-Dade County School Dist., Tax Anticipation Notes, Series 2022, 4.00% 2/23/2023		12,500	12,511
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.31% 8/1/2044[3]		10,500	10,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.31% 8/1/2044[3]		2,415	2,415
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 1.75% 12/1/2039[3]		17,065	17,065
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 1.74% 11/15/2033[3]		7,600	7,600
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 1.15% 7/1/2041[3]		4,680	4,680
State of Louisiana, Louisiana Stadium and Exposition Dist., Bond Anticipation Notes, Series 2021, 4.00% 7/3/2023		1,885	1,887
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.23% 8/1/2043[3]		29,000	29,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-C, 1.15% 12/1/2043[3]		1,225	1,225
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 1.60% 12/1/2043[3]		5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 1.60% 8/1/2050[3]		17,500	17,500
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 1.20% 11/1/2037[3]		7,675	7,675
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 2.58% 12/1/2041 (put 3/1/2023)[11]		6,000	6,000
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 1.79% 3/1/2030[3]		5,000	5,000
State of Massachusetts, Massachusetts Bay Transportation Auth., IAM Commercial Paper, Series 2023-A, 2.10% 3/2/2023		10,000	10,000
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2022-A, 5.00% 8/21/2023		5,000	5,066

294	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 1.74% 11/15/2047[3]	USD	9,500	$9,500
State of Michigan, Board of Trustees of Michigan State University, IAM Commercial Paper, Series 2022-G, 2.55% 2/8/2023		7,000	7,000
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.23% 12/1/2042[3]		28,540	28,540
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 1.26% 4/1/2038[3]		7,250	7,250
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 1.12% 4/1/2042[3]		1,100	1,100
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 1.65% 11/15/2038[3]		8,700	8,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-A, 1.21% 12/1/2030[3]		16,300	16,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-D, 1.21% 12/1/2030[3]		4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 1.57% 12/1/2030[3]		6,500	6,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-K, 1.20% 11/1/2035[3]		4,090	4,090
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 1.21% 11/1/2035[3]		20,460	20,460
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 1.21% 11/1/2035[3]		4,250	4,250
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 1.21% 11/1/2035[3]		3,875	3,875
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1993, 1.20% 6/1/2023[3]		22,040	22,040
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 1.21% 2/15/2033[3]		1,600	1,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 1.20% 3/1/2040[3]		8,200	8,200
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 1.28% 6/1/2041[3]		14,105	14,105
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 1.16% 7/1/2039[3]		7,325	7,325
State of New York, New York City G.O. Bonds, Series 2006-E-2, 1.25% 8/1/2034[3]		5,305	5,305
State of New York, New York City G.O. Bonds, Series 2005-E-3, 1.62% 8/1/2034[3]		7,870	7,870
State of New York, New York City G.O. Bonds, Series 2006-E-4, 1.62% 8/1/2034[3]		9,055	9,055
State of New York, New York City G.O. Bonds, Series 2012-G-6, 1.19% 4/1/2042[3]		2,265	2,265
State of New York, New York City G.O. Bonds, Series 2021-2, 1.60% 4/1/2042[3]		2,165	2,165
State of New York, New York City G.O. Bonds, Series 2021-3, 1.75% 4/1/2042[3]		7,645	7,645
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 1.77% 6/15/2033[3]		19,500	19,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 1.25% 6/15/2035[3]		17,225	17,225
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 1.61% 6/15/2038[3]		15,895	15,895
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 1.25% 6/15/2048[3]		5,440	5,440
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 1.25% 6/15/2049[3]		8,150	8,150
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-1, 1.25% 6/15/2050[3]		26,920	26,920
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 1.25% 6/15/2050[3]		3,675	3,675
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-A-4, 1.13% 8/1/2043[3]		50,465	50,465
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 1.25% 2/1/2045[3]		3,825	3,825
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 1.25% 2/1/2045[3]		2,000	2,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-E-4, 1.25% 2/1/2045[3]		12,000	12,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2005-B-2B, 1.25% 1/1/2032[3]		15,000	15,000

American Funds Tax-Exempt Funds	295

American High-Income Municipal Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of North Carolina, Capital Facs. Fin. Agcy., Rev. Bonds (North Carolina Aquarium Society), Series 2004, 1.63% 6/1/2026[3]	USD	4,305	$4,305
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 3.30% 12/1/2046 (put 11/1/2022)[11]		22,745	22,743
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2008-B-5, 2.20% 4/5/2023		20,000	20,000
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.20% 5/1/2048[3]		20,000	20,000
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.38% 7/1/2034[3]		540	540
State of Texas, County of Alachua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2008-A, 3.10% 3/6/2023		8,750	8,759
State of Texas, City of Dallas, Waterworks and Sewer System Rev. IAM Commercial Paper, Series 2023-F-1, 2.40% 3/23/2023		10,000	10,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.21% 10/1/2024[3]		7,020	7,020
State of Texas, Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (Christus Health), Series 2005-A-4, Assured Guaranty Municipal insured, 3.39% 7/1/2031[3]		1,050	1,050
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.21% 3/1/2024[3]		9,700	9,700
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 1.65% 5/15/2034[3]		4,500	4,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 1.66% 5/15/2034[3]		17,500	17,500
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 1.12% 11/1/2051[3]		2,150	2,150
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.23% 5/1/2040[3]		11,300	11,300
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2023-A, 2.08% 3/10/2023		10,000	10,000
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 1.52% 7/1/2037[3]		30,000	30,000
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 1.58% 8/1/2033[3]		36,530	36,530
State of Texas, Veterans Bonds, Series 2019, 1.65% 6/1/2050[3]		8,190	8,190
State of Wisconsin, Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-C, 2.28% 2/15/2053[3]		1,600	1,600
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.21% 10/1/2044[3]		4,425	4,425
			947,902

	Weighted average yield at acquisition
U.S. Treasury bills 1.36%
U.S. Treasury 2/7/2023[12]	4.152%	120,000	119,917
U.S. Treasury 2/21/2023	4.481	25,000	24,939
			144,856

Total short-term securities (cost: $1,092,877,000)			1,092,758
Total investment securities 99.37% (cost: $11,243,616,000)			10,570,226
Other assets less liabilities 0.63%			67,345

Net assets 100.00%			$10,637,571

296	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 1/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	1,539	March 2023	USD	316,493	$(648)
5 Year U.S. Treasury Note Futures	Long	39	March 2023		4,260	(14)
10 Year Ultra U.S. Treasury Note Futures	Short	1,236	March 2023		(149,807)	460
30 Year Ultra U.S. Treasury Bond Futures	Short	115	March 2023		(16,301)	(270)
						$(472)

Restricted securities[9]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 10/22/2025[6,7,8]	12/29/2020	$1,837	$1,837	.02%
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 9/7/2026[6,7,8]	10/1/2021-12/29/2021	910	910	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 12/17/2025[6,7,8]	1/28/2021	876	876	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 4/12/2027[6,7,8]	5/25/2022	611	611	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/16/2027[6,7,8]	7/19/2022	462	462	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 3/18/2026[6,7,8]	6/30/2021	420	420	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 1/21/2026[6,7,8]	6/30/2021	402	402	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 11/19/2025[6,7,8]	1/28/2021	370	370	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 1/18/2027[6,7,8]	5/5/2022	363	363	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/20/2027[7,8]	12/9/2022	321	321	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 6/22/2026[6,7,8]	12/29/2021	270	270	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 9/15/2027[7,8]	12/9/2022	259	259	.00

American Funds Tax-Exempt Funds	297

American High-Income Municipal Bond Fund (continued)

Restricted securities[9] (continued)
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 4/15/2026[6,7,8]	6/30/2021	$232	$232	.00%
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 12/14/2026[6,7,8]	5/5/2022	199	199	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 7/20/2026[6,7,8]	12/29/2021	120	120	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/26/2026[6,7,8]	12/29/2021	64	64	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 11/23/2026[6,7,8]	12/29/2021	30	30	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 7/21/2027[6,7,8]	12/9/2022	10	10	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 5/20/2026[6,7,8]	6/30/2021	6	6	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/18/2027[6,7,8]	12/9/2022	5	5	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/12/2026[6,7,8]	12/29/2021	4	4	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 3/15/2027[6,7,8]	5/5/2022	3	3	.00
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 10/24/2027[7,8]	11/21/2022	2,296	2,296	.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 7/18/2027[7,8]	9/7/2022	2,133	2,133	.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 11/21/2027[7,8]	12/27/2022	785	785	.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 8/18/2027[7,8]	11/7/2022	727	727	.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/29/2026[7,8]	3/28/2022	609	609	.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/27/2027[7,8]	8/1/2022	594	594	.00

298	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Restricted securities[9] (continued)
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/6/2027[6,7,8]	8/1/2022	$347	$347	.00%
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 1/26/2027[6,7,8]	3/28/2022	106	106	.00
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/6/2026[7,8]	3/28/2022	53	53	.00
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 9/6/2027[7,8]	11/7/2022	13	13	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 5/4/2026[7,8]	9/1/2021	675	675	.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 8/4/2026[7,8]	12/21/2021	642	642	.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 1/4/2028[7,8]	1/23/2023	602	602	.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 2/23/2027[7,8]	3/1/2022-10/24/2022	372	372	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 8/11/2027[7,8]	10/24/2022	240	240	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 09/19/2027[7,8]	12/27/2022	201	201	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 1/25/2026[7,8]	3/29/2021	154	154	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 12/7/2027[7,8]	12/27/2022	135	135	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 12/9/2025[7,8]	3/29/2021	121	121	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 3/22/2026[7,8]	9/1/2021	110	110	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 2/8/2026[7,8]	3/29/2021	89	89	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 2/8/2026[7,8]	3/1/2021	45	45	.00

American Funds Tax-Exempt Funds	299

American High-Income Municipal Bond Fund (continued)

Restricted securities[9] (continued)
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 9/13/2026[7,8]	12/21/2021	$3	$3	.00%
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 4/13/2027[7,8]	10/24/2022	2	2	.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/14/2025[6,7,8]	2/25/2021	190	190	.01
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 1/13/2025[6,7,8]	6/19/2020	184	184	.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 4/13/2025[6,7,8]	6/19/2020	172	172	.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/8/2025[6,7,8]	2/25/2021	151	151	.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 3/16/2025[6,7,8]	6/19/2020	25	25	.00
Total		$19,550	$19,550	.18%

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,283,253,000, which represented 21.46% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Value determined using significant unobservable inputs.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $19,550,000, which represented .18% of the net assets of the fund.
[10]	Amount less than one thousand.
[11]	For short-term securities, the mandatory put date is considered to be the maturity date.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,370,000, which represented .01% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of credit

Part. = Participation

PIK = Payment In Kind

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

300	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California	unaudited
Investment portfolio January 31, 2023

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 87.98%	Principal amount (000)		Value (000)
California 86.26%
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2039	USD	2,000	$2,170
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[1]		2,635	1,316
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2050 (5.40% on 10/1/2037)[1]		9,190	4,581
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty Municipal insured, 0% 10/1/2052 (5.45% on 10/1/2037)[1]		3,970	2,010
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2042		1,000	1,027
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046		500	511
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2029		225	243
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2036		1,000	586
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2037		1,150	631
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2042		4,515	1,813
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 8/1/2044		1,000	1,090
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2032		455	494
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2035		600	642
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2036		655	696
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2044		2,810	3,052
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2049		1,930	2,092
Banning Unified School Dist., G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2035		955	1,048
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 8/1/2031		1,500	1,574
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 8/1/2032		1,000	1,048
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 11/15/2035		230	230
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 8/1/2043		1,000	1,007
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 4/1/2032		5,000	5,021

American Funds Tax-Exempt Funds	301

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2034	USD	2,005	$2,118
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.56% 4/1/2045 (put 5/1/2023)[2]		1,400	1,401
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.76% 4/1/2045 (put 4/1/2024)[2]		5,675	5,706
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		1,000	922
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2050		1,250	1,131
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2044		900	932
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2049		400	411
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044		1,000	1,028
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049		1,000	1,022
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043		1,605	1,661
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043		565	585
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048		1,000	1,027
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2027		600	641
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2028		500	538
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)		3,440	3,072
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-C, 4.00% 11/1/2051		2,500	2,514
Casitas Municipal Water Dist., Community Facs. Dist. No. 2013-1, Special Tax Bonds, Series 2019, BAM insured, 4.00% 9/1/2047		1,745	1,751
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2024		300	305
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2025		300	310
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2026		275	288
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2027		300	318
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2028		250	268
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2029		250	270
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2030		275	300
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 8/1/2030		1,050	1,094
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2031		375	408
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2031		300	326
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2032		525	568
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2034		1,000	1,064
Centinela Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 8/1/2033		2,500	2,626
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 4.00% 8/1/2042		1,500	1,516
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043		6,000	6,052
Chaffey Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-D, 0% 8/1/2027		895	797

302	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2032	USD	385	$287
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2033		430	306
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		2,000	1,888
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,515	1,379
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,740	1,546
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2033		260	265
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2035		280	281
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2036		290	287
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2037		300	294
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2038		315	306
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2039		325	312
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2023		190	191
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2024		195	197
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2025		205	209
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2026		210	215
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2027		220	226
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2028		230	237
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2035		900	898
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2040		955	911
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2051		1,145	1,017
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2030		1,010	1,086
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2031		500	535
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		380	357
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		500	459
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,020	912
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2029		890	974
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2030		920	1,006
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2034		1,180	1,277
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2036		1,155	1,261
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2037		1,150	1,249
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2038		515	557
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2030		2,300	1,858
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 8/1/2045		6,555	6,581
Coast Community College Dist., G.O. Bonds, 2012 Election, Series 2019-F, 3.00% 8/1/2038		2,500	2,290
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 8/1/2031		1,200	1,263
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		11,790	11,959
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)		9,470	9,620
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		9,830	10,529
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)		6,580	7,029
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056[3]		1,005	720
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[3]		9,700	8,552

American Funds Tax-Exempt Funds	303

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049[3]	USD	4,800	$4,683
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2032 (preref. 8/1/2026)		1,065	1,170
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2034 (preref. 8/1/2026)		1,355	1,489
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2037 (preref. 8/1/2026)		1,875	2,060
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2038 (preref. 8/1/2026)		2,075	2,280
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 3.00% 6/1/2049		4,900	3,831
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2035		1,000	614
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2038		1,250	635
City of Concord, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 3/1/2023		925	927
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034		800	842
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2040		350	329
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2045		700	639
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2050		1,450	1,305
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 4.00% 8/1/2049		2,500	2,503
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 8/1/2043		2,000	2,015
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[3]		4,610	3,385
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[3]		2,000	1,463
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[3]		2,070	1,576
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[3]		875	711
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[3]		2,315	1,673
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[3]		5,010	3,574
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[3]		2,830	2,127
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[3]		500	399
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[3]		5,285	4,166
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[3]		5,665	4,054
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2030		225	230
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2031		265	271
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2032		275	281
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2033		265	270
City of Dixon, Community Facs. Dist. No. 2019-1 (Homestead), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,715	2,429
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027		335	343
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029		200	206
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031		130	133
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045		920	832
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,240	1,962
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 8/1/2023		1,000	1,013
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 9/1/2045		850	881
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 9/1/2050		1,550	1,401

304	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	USD	85	$87
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2028		85	88
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2029		90	93
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2037		110	80
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2038		120	85
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2039		125	88
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2040		100	69
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		525	473
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2040		1,075	1,022
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		770	707
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,030	926
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 4.00% 7/1/2038		1,000	1,047
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2033		1,515	1,622
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2034		760	811
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2035		1,300	1,375
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2036		1,000	1,052
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2038		1,140	1,190
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 4/1/2029		425	490
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047		7,425	7,316
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2044		1,500	1,540
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2052		4,210	4,271
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 4/1/2032		2,500	2,626
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 10/1/2033		2,000	1,395
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 10/1/2029 (preref. 10/1/2023)		3,265	3,321
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2030		1,000	1,067
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2032		1,975	2,100
El Camino Hospital Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 8/1/2031		2,000	1,535
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 9/1/2032		2,500	2,530
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032		1,000	1,070
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033		1,000	1,069
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2033		945	996
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034		1,000	1,067
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		1,000	1,063
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2035		1,150	1,200
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2036		440	437
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2041		1,000	945
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046		1,280	1,169
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2050		1,000	897
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2051		1,785	1,591
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2023		1,500	1,521
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2026		2,000	2,087
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2040[3]		500	499
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2050[3]		700	663
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2055[3]		600	559

American Funds Tax-Exempt Funds	305

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027[3]	USD	1,125	$1,092
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[3]		5,165	4,271
Enterprise Dev. Auth., Student Housing Rev. Bonds (Provident Group - SDSU Properties, LLC), Series 2020-A, 5.00% 8/1/2045		600	620
Enterprise Dev. Auth., Student Housing Rev. Bonds (Provident Group - SDSU Properties, LLC), Series 2020-A, 5.00% 8/1/2050		625	641
Enterprise Dev. Auth., Student Housing Rev. Bonds (Provident Group - SDSU Properties, LLC), Series 2020-A, 5.00% 8/1/2055		825	841
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2042		1,000	1,047
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2045		1,450	1,459
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 5.00% 8/1/2046		2,000	2,130
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2032		1,315	967
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2036		2,430	1,477
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2037		1,575	909
Fairfield-Suisun Unified School Dist., G.O. Bonds, 2016 Election, Series 2018, 4.00% 8/1/2041		5,760	5,813
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046		465	424
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2050		500	446
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 4.25% 9/1/2037		670	668
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 4.50% 9/1/2042		1,305	1,296
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 5.00% 9/1/2052		2,500	2,540
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 10/1/2026		1,000	912
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2039		1,000	1,013
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2040		8,715	8,804
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2006-A, National insured, 0% 10/1/2031		1,865	1,434
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2030		2,080	2,127
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2034		1,255	1,335
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2029		130	135
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2035		100	101
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2045		700	643
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		500	472
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,050	997
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		450	411
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		525	468
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2026		175	186
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2027		185	200
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2028		195	213
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2029		200	221
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.25% 9/1/2037		1,000	1,011
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.50% 9/1/2042		1,000	1,005
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 1/15/2053		3,120	2,707
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 1/15/2053		3,500	3,318

306	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2035	USD	2,000	$1,331
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030		2,220	2,315
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2044		1,000	1,037
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2049		1,550	1,599
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2055		2,000	1,535
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-B, 4.00% 8/1/2055		6,535	6,545
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 8/1/2034		3,000	3,131
G.O. Bonds, Series 2020, 5.00% 3/1/2030		1,000	1,192
G.O. Bonds, Series 2021, 5.00% 12/1/2031		750	816
G.O. Bonds, Series 2015, 5.25% 8/1/2032		1,475	1,585
G.O. Bonds, Series 2021, 5.00% 12/1/2032		310	337
G.O. Bonds, Series 2021, 5.00% 12/1/2034		310	335
G.O. Bonds, Series 2020, 5.00% 3/1/2035		2,500	2,925
G.O. Bonds, Series 2020, 5.00% 3/1/2036		2,545	2,939
G.O. Bonds, Series 2020, 4.00% 11/1/2041		500	504
G.O. Bonds, Series 2021, 3.00% 12/1/2046		4,085	3,499
G.O. Bonds, Series 2021, 5.00% 12/1/2046		990	1,113
G.O. Bonds, Series 2020, 3.00% 11/1/2050		3,850	3,171
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2030		815	987
G.O. Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036		1,790	1,897
G.O. Rev. Ref. Bonds, Series 2020, 4.00% 11/1/2040		2,500	2,582
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 10/1/2029		1,500	1,622
Gilroy Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 4.00% 8/1/2042		400	403
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 4.00% 12/1/2023		500	506
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2032 (preref. 6/1/2025)		3,250	3,459
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2033 (preref. 6/1/2025)		1,950	2,075
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)		2,730	2,470
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066		10,005	1,265
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2022-A-1, 5.00% 6/1/2051		2,000	2,128
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031		150	163
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032		160	173
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044		1,125	1,171
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049		1,430	1,480
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 9/1/2024		125	124
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 9/1/2025		130	128
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2026		135	137
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2027		140	143
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2028		145	148
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2029		150	154
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2030		155	157
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2032		170	172
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2046		470	424
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2051		650	569
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2056		1,000	864
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032		7,000	5,225
Hartnell Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2047		4,555	4,567

American Funds Tax-Exempt Funds	307

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[3]	USD	1,500	$1,237
Hayward Unified School Dist., G.O. Bonds, 2018 Election, Series 2020, Assured Guaranty Municipal insured, 4.00% 8/1/2050		1,000	989
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2044		8,000	8,716
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 8/1/2048		2,000	1,992
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2040		1,000	1,100
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 4.00% 8/15/2048		7,000	7,021
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2035		1,365	1,432
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-B, 4.00% 11/1/2035		1,500	1,573
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2036		1,150	1,196
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049		2,000	1,861
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2025		755	791
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2042		2,500	2,584
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 11/1/2044		5,000	5,030
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040		4,500	4,572
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 5.00% 11/1/2050		1,000	1,079
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2031		400	427
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2039		400	421
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 10/1/2034		500	513
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-3, 2.00% 10/1/2036 (put 10/1/2025)		1,000	984
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2035		1,500	1,633
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2036		1,000	1,082
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2/1/2030		3,000	3,147
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2034		2,675	2,963
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2035		1,000	1,073
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040		1,500	1,606
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050		1,500	1,571
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055		1,500	1,561
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2024		195	197
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027		240	246
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029		275	284
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031		310	319
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2034		375	382
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036		225	224
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024		225	232
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2028		1,220	1,272
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2032		540	559
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2033		580	599
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2034		350	361
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2039		1,850	1,890
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033		23,636	23,970
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 1/15/2035[2,4]		13,567	213
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035		1,423	1,423
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.844% 3/25/2035[2,4]		18,009	989
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.77% 11/20/2035[2,4]		9,326	511
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035		21,594	20,938
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036		6,041	5,604
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2036		4,540	4,693
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2041		5,650	5,702
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 11/1/2041		1,425	1,525
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 8/15/2030		2,000	2,085
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2036[3]		360	375
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2041[3]		390	395

308	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2046[3]	USD	1,790	$1,770
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2051[3]		1,075	1,044
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2030		1,250	1,308
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2031		1,250	1,304
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2039		300	317
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2044		350	365
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2045		850	802
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2049		1,625	1,683
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2050		860	791
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2055		915	821
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 3.65% 1/1/2050 (put 1/31/2024)		4,305	4,305
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2030		1,080	1,179
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2032		1,140	1,243
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2033		1,105	1,203
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)		4,500	4,258
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[3]		1,380	1,155
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2026		2,000	2,149
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2033		1,250	1,380
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2034		500	551
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2035		415	454
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2038		1,000	1,079
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2029		230	252
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2030		500	547
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2033		500	544
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2034		685	745
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2036		800	862
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2038		650	694
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 9/1/2049		1,000	1,010
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2031		400	406
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2033		1,615	1,634
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2049		1,800	1,658
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2035		550	583
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2037		650	686
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2038		1,000	1,054
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 9/1/2051		1,250	1,335
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2024		825	837
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2025		710	721
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2028		1,050	1,066
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2030		1,700	1,775

American Funds Tax-Exempt Funds	309

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032	USD	800	$834
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2042		1,000	1,020
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2026		330	356
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2027		375	412
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2028		525	587
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2029		500	568
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2032		680	766
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2034		1,155	1,288
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2036		1,840	1,888
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2037		1,285	1,310
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2044		1,000	1,069
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 9/2/2046		1,350	1,355
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		2,000	2,115
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2030		370	397
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2034		250	265
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2034		435	471
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2035		250	264
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2035		250	268
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2036		350	367
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2036		270	287
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2037		570	564
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2037		270	282
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2038		550	540
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2039		635	618
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2039		820	852
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2040		810	839
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2042		1,000	1,034
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 9/1/2042		1,000	1,034
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2044		2,400	2,410
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2045		1,500	1,544
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 4.00% 9/1/2053		1,250	1,133
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 3/1/2057		1,665	1,698
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2050		500	446
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041		420	393
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046		450	409
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051		875	776
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045		500	460
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050		500	448
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2027		2,000	2,077
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2042		1,000	1,031
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2029		1,755	1,918
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2043		1,165	1,210

310	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2048	USD	2,265	$2,339
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048		1,815	1,874
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2037		1,500	1,581
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2046		965	967
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 9/1/2028 (preref. 9/1/2023)		630	640
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 9/1/2029 (preref. 9/1/2024)		1,000	1,043
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 9/1/2032 (preref. 9/1/2024)		1,515	1,580
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 9/1/2034 (preref. 9/1/2024)		2,150	2,242
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2042		150	141
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		200	184
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		500	449
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		350	330
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		450	412
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		700	628
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024		645	664
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2025		1,360	1,429
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029		1,370	1,436
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2030		500	560
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2035		100	113
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2036		170	191
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2037		180	201
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2038		150	167
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2039		120	133
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2047		2,250	2,465
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040		80	77
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		175	161
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049		425	385
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042		1,500	1,415
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 9/1/2027		2,000	2,035
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2031		1,210	1,326
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032		1,750	1,915
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033		1,350	1,475
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 5/15/2043		500	518
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2034		1,125	1,165
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2045		1,225	1,249
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 8/1/2045		1,000	1,006
Long Beach Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-E, 5.00% 8/1/2040		3,655	3,908
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2038		1,000	970
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,650	1,510
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2026		985	1,028

American Funds Tax-Exempt Funds	311

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2027	USD	1,970	$2,059
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2028		1,675	1,754
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029		1,020	1,146
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2033		2,500	2,884
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2027		1,250	1,312
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2029		1,560	1,636
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2029		1,450	1,546
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2029		2,550	2,864
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031		4,675	5,235
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 5/15/2031		2,345	2,626
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032		1,000	1,080
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/15/2032		3,825	4,209
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2032		3,450	3,757
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2033		500	530
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033		1,000	1,077
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2033		1,255	1,373
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2034		1,250	1,339
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.00% 5/15/2034		1,000	1,144
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2035		1,000	1,065
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2036		1,345	1,441
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2037		1,260	1,328
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037		1,450	1,545
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040		3,825	3,345
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)		175	176
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2043		3,000	3,170
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2045		1,500	1,598
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.50% 5/15/2047		3,750	4,194
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 3.00% 5/15/2049		5,000	3,937
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2047		3,000	3,223
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2033		3,145	3,445
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 4.00% 5/15/2037		685	715
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 5.00% 7/1/2041		6,335	7,175

312	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	USD	2,025	$2,257
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2050		6,480	7,160
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2051		4,150	4,625
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2051		5,900	6,575
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052		3,840	4,318
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2052		2,100	2,349
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052		2,500	2,805
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2052		3,000	3,384
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2052		2,500	2,820
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047		905	933
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052		1,610	1,648
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2035		1,385	1,502
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2036		1,500	1,600
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2037		1,500	1,586
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 12/1/2027		1,000	1,050
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2043		1,000	1,082
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051 (preref. 12/1/2028)		1,345	1,546
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051		910	977
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2044		1,000	1,017
Lynwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, BAM Insured, 4.00% 8/1/2049		3,500	3,504
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039		2,110	2,652
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2029		175	179
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2037		500	487
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2051		1,435	1,290
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2024		180	182
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2025		190	193
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2026		170	175
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2027		205	212
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2039		600	580
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		1,000	928
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2032		430	438
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2033		470	478
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2034		515	521
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2036		500	497
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		800	755
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2045		875	809
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,850	1,657
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2036		445	445
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		660	633
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		875	813

American Funds Tax-Exempt Funds	313

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	USD	2,050	$1,874
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2036		250	250
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,000	956
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,590	1,486
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2050		1,050	962
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2044		565	526
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		675	607
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2034		1,000	1,056
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2038		1,100	1,147
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030		2,065	2,226
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2031		560	601
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2036		2,500	3,003
Monrovia Unified School Dist., G.O. Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032		2,150	1,578
Montebello Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 8/1/2050		3,100	3,398
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2034		1,095	1,184
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2035		1,465	1,579
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2036		1,290	1,383
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2033		2,505	2,625
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033		3,165	3,302
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2028		1,500	1,289
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 8/1/2036		2,000	1,171
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		1,355	1,254
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044		820	855
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2050		1,500	1,548
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2028		1,090	1,177
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2032		1,480	1,583
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2034		1,720	1,834
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2035		925	982
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026		215	218
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2037		750	734
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 9/1/2031		3,000	3,047
Mountain View School Dist., G.O. Bonds, 2016 Election, Series 2020-C, Assured Guaranty Municipal insured, 4.00% 8/1/2049		2,800	2,804
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2035		2,310	2,470
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036		2,880	3,051
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037		1,310	1,375
Mt. San Jacinto Community College Dist., G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2034		865	865
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027[3]		1,515	1,593
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.25% 11/1/2052		4,755	5,158
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2052		2,050	1,950
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2062		5,000	4,614
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2040		1,045	1,000
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,305	1,207
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,535	1,391
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036		500	515

314	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	USD	2,745	$2,782
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 10/1/2042 (preref. 10/1/2023)		1,000	1,016
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036[3]		3,500	3,566
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 11/1/2040[3]		2,335	2,379
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[3]		2,800	2,846
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[3]		750	747
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2027		300	319
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2028		150	161
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2029		225	242
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2030		225	241
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2031		425	454
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2032		225	240
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2033		450	478
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2034		150	159
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 8/15/2049		1,750	1,782
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 8/15/2049		490	495
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2023		1,195	1,195
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2025		1,295	1,283
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2033		1,170	1,097
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2035		500	460
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040		2,750	2,409
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050		8,465	7,056
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2046[3]		170	171
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2054[3]		170	169
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2/1/2051		5,615	5,384
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049		2,650	1,945
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2030		1,015	1,082
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2039		1,225	1,248
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049		1,500	1,503
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2039[3]		915	910
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[3]		1,890	1,747
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2025		1,585	1,650
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2031		2,695	2,909
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2034		1,320	1,400
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2035		2,000	2,099
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2043		3,340	3,412
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047		3,900	3,462
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2047		9,115	9,237
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 1/1/2048		1,550	1,691
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2029		1,000	1,103
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2031		650	712
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2032		1,000	1,094
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2033		1,000	1,092
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2035		1,000	1,080
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2036		1,150	1,230
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2043		4,380	4,601
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 10/1/2049		1,600	1,717
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2023		600	601
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2024		600	606
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2041		2,500	2,465
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030		750	803
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2033		500	534
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2034		440	468
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2039		615	642
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2034		2,675	2,844
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2036		1,000	1,048
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2036		600	629
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2037		1,250	1,304
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2037		600	626

American Funds Tax-Exempt Funds	315

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2042	USD	1,250	$1,291
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2042		1,000	1,033
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2047		1,000	1,026
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2047		4,010	4,113
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2032		1,500	1,611
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039		1,000	1,058
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033		1,250	1,278
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2034		775	791
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035		1,185	1,203
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2036		2,120	2,143
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2037		2,850	2,875
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2039		2,750	2,765
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044		300	300
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044		6,500	6,782
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2032		3,000	3,193
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2037		4,000	4,212
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2045		4,000	4,164
Municipal Fin. Auth., Rev. Ref. Bonds (Jurupa Unified School Dist. Wineville School Project), Series 2015-A, BAM insured, 5.00% 10/1/2042		4,500	4,682
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-B-2, 2.125% 11/15/2026		450	415
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039		425	423
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052		1,625	1,231
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056		790	585
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[3]		1,250	1,265
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[3]		575	575
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2/1/2039 (put 2/3/2025)[3]		1,450	1,390
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/1/2025)		6,990	7,046
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)		6,195	5,664
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 12/1/2044 (put 12/1/2023)		3,025	2,959
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[3]		2,255	1,612
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[3]		1,500	1,250
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[3]		300	214
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 3.00% 9/1/2023		110	109
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2024		120	121
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2025		145	146
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2026		165	167
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2027		190	194
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2028		210	215
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2029		240	246
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2030		265	272
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2036		535	530
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2036		1,920	1,909
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2041		655	620
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2041		2,875	2,731
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2046		1,095	1,012
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2046		1,475	1,363
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2051		1,505	1,364
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2051		1,995	1,808
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2022-A, 5.25% 9/1/2052		3,725	3,872
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2030		600	641
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2038		1,000	1,039

316	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2040	USD	4,610	$4,759
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2043		5,525	5,658
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2041		280	276
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046		1,095	1,050
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051		2,565	2,050
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054		2,570	2,013
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2043		2,000	2,041
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2052		7,500	7,578
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2049		2,510	2,546
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2052		3,500	3,542
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040		325	331
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2045		1,175	1,184
Murrieta Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2030		1,250	1,379
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026		400	429
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027		300	322
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029		1,420	1,516
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030		1,225	1,299
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2033		2,790	3,041
Natomas Unified School Dist., G.O. Bonds, Series 2017, BAM insured, 5.00% 8/1/2032		1,000	1,094
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-C, 4.00% 8/1/2044		1,250	1,260
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, 4.00% 8/1/2047		4,000	4,011
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 8/1/2044		5,000	5,071
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 3.905% 7/1/2027[2]		4,100	4,076
Oak Grove School Dist., G.O Bonds, 2022 Election, Series 2023-A-2, 5.00% 8/1/2052		3,835	4,314
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 8/1/2026		3,125	3,415
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 8/1/2030		1,300	1,387
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2033		4,365	4,644
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 3.00% 8/1/2040		3,000	2,648
Oakland Unified School Dist., G.O. Bonds, 8/1/2031 Election, Series 2015-A, 5.00% 8/1/2031 (preref. 8/1/2025)		1,500	1,604
Oakland Unified School Dist., G.O. Bonds, 8/1/2040 Election, Series 2015-A, 5.00% 8/1/2040 (preref. 8/1/2025)		1,650	1,764
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2027		2,000	2,187
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2031		2,145	2,337
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2035		1,000	1,042
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2031		2,015	2,245
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2035		3,245	3,567
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2036		2,000	2,187
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 11/1/2023		3,805	3,860
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 11/1/2023 (escrowed to maturity)		425	433
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028		500	547
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2029		250	273
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029		3,050	3,435
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2033		1,000	1,055
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2034		1,000	1,047
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2035		1,000	1,038
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2044		1,000	1,037

American Funds Tax-Exempt Funds	317

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2049	USD	2,000	$2,064
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2039		275	261
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2050		785	695
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2029		310	316
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2031		335	342
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2037		1,650	1,605
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2047		2,795	2,540
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2045		300	274
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		500	445
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2023		100	100
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2025		225	228
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2027		250	254
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2028		250	254
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2036		500	485
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2042		650	590
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.375% 9/1/2043		900	881
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.50% 9/1/2052		825	795
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2029		170	189
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2037		500	533
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2042		600	628
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2047		800	828
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2053		845	868
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.25% 9/1/2037		415	415
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.625% 9/1/2042		650	657
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2047		840	846
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2052		825	821
County of Orange, Community Facs. Dist. No. 2004-1 (Ladera Ranch), Special Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 8/15/2034		2,100	2,126
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2029		980	1,026
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033		1,365	1,424
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045		660	677
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2036		2,000	2,084
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2045		2,200	2,016
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2050		1,000	894
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042		720	758
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047		970	1,009
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052		320	331
Orinda Union School Dist., G.O. Bonds, 2018 Election, Measure E, Series 2022-B, 4.00% 8/1/2051		1,730	1,754
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2036		2,000	2,183
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2045		5,160	5,524
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2030		195	201
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2033		220	225
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2036		235	233
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 9/1/2031		415	392
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		230	219

318	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2026	USD	670	$684
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2031		800	822
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2037		1,200	1,182
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 9/1/2031		1,000	1,095
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 9/1/2032		1,000	1,094
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2041		2,975	3,195
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2032		255	188
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2037		1,600	904
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 8/1/2038		1,190	636
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2038		1,505	805
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 8/1/2039		240	121
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2039		840	425
Palomar Community College Dist., Rev. Ref. Bonds, Series 2015, 5.00% 5/1/2032		3,000	3,185
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2030		1,000	1,045
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2034		970	1,050
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028		3,000	2,548
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029		6,550	5,365
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031		3,000	2,281
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 8/1/2036		675	691
Paso Robles Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 9/1/2028		915	962
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2043		600	557
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		745	678
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2049		1,780	1,600
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2036		250	249
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		375	353
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		555	507
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		765	682
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2049		8,035	8,442
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 9/1/2035		1,000	1,058
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 9/1/2037		1,325	1,388
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031		1,325	1,371
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034		1,490	1,537
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 11/1/2046		11,475	11,746
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 11/1/2040 (put 11/3/2025)		2,000	1,966
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 12/15/2030		1,590	1,888
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 9/15/2030 (preref. 9/15/2023)		975	991

American Funds Tax-Exempt Funds	319

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030	USD	1,345	$1,404
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2030		985	1,055
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030		1,820	1,975
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2032		1,600	1,668
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2033		1,205	1,284
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2034		995	1,034
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2035		995	1,030
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2036		1,490	1,538
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, 0% 8/1/2035		3,500	2,298
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2039[3]		1,370	1,331
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2049[3]		1,900	1,766
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2023		1,080	1,092
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2027		1,375	1,494
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2023		200	203
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2037		2,000	2,066
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2047		4,025	4,063
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)		690	689
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2046		1,550	1,717
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2025		440	453
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2030		490	539
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043		10,155	10,365
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 11/15/2027[3]		810	768
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[3]		750	707
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2036[3]		375	364
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[3]		395	355
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[3]		90	80
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2056[3]		355	309
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 11/1/2046		3,870	3,855
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 11/1/2046		4,680	5,254
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2037		1,750	1,838
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2038		1,500	1,566
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030		1,000	1,189
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037		500	495
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2036		440	437
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2046		1,150	1,062
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2051		1,220	1,096
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2025		1,500	1,561
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2026		1,000	1,042
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2029		4,065	4,235
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		550	498
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 9/1/2029		655	657

320	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 9/1/2036	USD	1,585	$1,646
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2032		620	733
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2033		465	547
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.25% 9/1/2042		770	749
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 8/1/2032		1,360	1,583
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 8/1/2034		1,505	1,737
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 9/1/2039 (preref. 9/1/2023)		725	738
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 8/1/2028		1,000	867
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2043		3,035	3,080
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048		6,000	6,037
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements, Special Tax Rev. Ref. Bonds, Series 2022-A-1, Assured Guaranty Municipal insured, 5.25% 9/1/2052		3,000	3,306
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 9/1/2040		4,685	4,670
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2026		380	385
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2027		430	435
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2029		250	252
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2033		590	593
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041		750	663
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046		455	392
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051		1,400	1,176
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 8/1/2031		2,500	2,673
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 10/1/2028		2,000	2,137
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2044		1,894	1,557
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2048		2,288	1,805
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049		5,750	4,694
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046		1,520	1,489
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032		1,100	1,162
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033		2,315	2,444
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034		1,500	1,582
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		890	936
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2045		375	344
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2050		600	535
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 8/1/2044		1,720	1,854
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038		550	532
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045		750	686
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 9/1/2039		990	1,032
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2027		250	271
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2028		360	389
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2031		830	888

American Funds Tax-Exempt Funds	321

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2034	USD	855	$908
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2035		1,140	1,202
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2037		1,000	1,045
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2041		1,255	1,294
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2023		85	85
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2024		95	94
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2025		110	108
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2026		125	128
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2027		145	149
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2028		165	170
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2029		185	191
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2030		205	211
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,215	1,154
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,145	1,052
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,815	2,530
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2038		1,650	1,711
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2037		220	216
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		305	290
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,040	955
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		710	637
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2023		1,000	1,011
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024		1,005	1,036
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026		500	527
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027		230	242
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2028		1,000	1,053
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030		500	522
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		750	722
City of Roseville, Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2/15/2024		3,300	3,349
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2041		235	242
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2046		1,750	1,789
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040		1,100	1,122
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2046		2,850	2,876
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052		260	266
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052		630	655
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.00% 9/1/2030		1,250	1,263
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 8/15/2041		2,000	2,024
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028		1,455	1,605
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2033		3,000	3,276
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2034		3,000	3,254
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2035		4,000	4,299
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2036		1,000	1,064
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 7/1/2037		2,400	2,470
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041		400	415
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2040		1,090	1,121

322	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	USD	530	$527
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		650	617
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 10/1/2041		1,000	1,065
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2022-A, BAM insured, 5.50% 8/1/2047		1,940	2,225
Sacramento Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-A, BAM insured, 5.00% 8/1/2036		340	389
Sacramento Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-A, BAM insured, 5.50% 8/1/2052		8,000	9,126
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2044		1,315	1,328
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2049		4,190	4,198
Sacramento Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2007, Assured Guaranty Municipal insured, 0% 7/1/2028		4,575	3,932
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044		3,750	3,806
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 9/1/2040		1,000	1,022
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2043		1,860	1,933
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2048		1,775	1,833
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 8/1/2042		2,175	2,199
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2030		245	256
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2031		480	501
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2032		480	500
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2037		970	1,008
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 8/1/2045		1,000	1,016
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series 2016-B, 5.00% 8/1/2038		2,820	3,044
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032		125	129
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032		100	103
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2033		100	103
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034		265	271
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034		100	102
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035		125	127
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036		635	638
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036		170	171
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2037		175	175
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038		855	852
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2039		410	405
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040		475	465
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040		100	98

American Funds Tax-Exempt Funds	323

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	USD	1,000	$939
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045		550	517
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050		1,100	1,006
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050		1,000	914
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 7/1/2037		1,000	1,018
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2044		8,965	9,614
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026		760	810
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2027		750	812
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029		1,595	1,776
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030		1,785	1,986
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2033		2,280	2,522
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 7/1/2035		1,000	1,092
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2035		2,495	2,650
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2036		750	792
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2037		750	790
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2042		1,500	1,560
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 7/1/2043 (preref. 7/1/2023)		2,000	2,019
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047		1,000	1,033
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2049		3,375	3,519
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2056		795	775
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2035		1,000	1,148
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 4/1/2048		3,000	3,045
San Diego Unified School Dist., G.O. Bonds, 7/1/2035 Election, Series 2013-C, 5.00% 7/1/2035 (preref. 7/1/2023)		2,000	2,022
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2031		4,000	4,218
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2032		1,000	1,049
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034		3,000	2,103
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 7/1/2047		2,000	2,005
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2020-M-2, 3.00% 7/1/2050		5,000	4,000
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2016-B-2, AMT, 5.00% 5/1/2046		4,000	4,103
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-E-2, 5.00% 5/1/2048		2,380	2,533
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2049		4,000	4,167
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 4.00% 5/1/2050		2,000	1,936
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2050		15,630	16,250
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 5/1/2050		1,990	2,141
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036		6,750	7,451
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 5/1/2037		4,000	4,349
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044		3,000	3,152
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2045		4,125	4,325
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2052		3,000	3,158
City and County of San Francisco, Certs. of Part. (Moscone Convention Center Expansion Project), Series 2017-B, 4.00% 4/1/2038		2,000	2,022

324	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2042	USD	1,000	$1,104
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047		1,060	1,155
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052		640	693
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,950	1,843
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,745	1,591
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,035	921
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[3]		1,500	1,324
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 6/15/2043		3,445	3,502
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2032[3]		500	549
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2037[3]		500	521
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2052[3]		2,000	2,000
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 11/1/2050		1,615	1,276
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 11/1/2050		2,000	2,003
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050		1,000	1,002
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 10/1/2037		6,575	6,719
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2050		5,000	5,010
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 8/1/2031		425	461
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2033		1,000	1,081
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 8/1/2041		2,100	2,207
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 8/1/2043		2,100	2,172
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2026[3]		130	131
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041[3]		585	535
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046[3]		2,475	2,166
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[3]		5,675	4,791
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[3]		1,550	1,309
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 8/1/2024		1,510	1,515
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 8/1/2028		1,400	1,415
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 4.00% 8/1/2023		105	105
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2025		220	226
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2028		360	370
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2029		595	611

American Funds Tax-Exempt Funds	325

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2030	USD	460	$472
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 4.00% 8/1/2045		2,000	2,023
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050		10,690	8,700
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045		5,500	5,506
San Jacinto Unified School Dist., Community Facs. Dist. No. 2003-1, Special Tax Rev. Bonds (Infrastructure Projects), Series 2022, 4.00% 9/1/2050		875	777
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2028		380	412
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2030		200	216
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2031		550	592
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2033		750	802
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034		765	804
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2035		200	210
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, BAM insured, 5.00% 3/1/2029		1,030	1,145
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, BAM insured, 5.00% 3/1/2033		1,500	1,694
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2035		1,000	1,060
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2037		1,000	1,050
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041		1,500	1,560
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2047		10,000	10,310
San Jose Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-E, 4.00% 8/1/2042		5,000	5,071
San Juan Unified School Dist., G.O. Bonds, 2016 Election, Series 2020, 4.00% 8/1/2034		1,000	1,063
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2032		375	429
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2033		355	404
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2043		1,300	1,316
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 8/1/2045		250	251
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		730	668
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		925	830
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2023		900	914
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2024		150	156
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2029		2,000	2,137
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2034		2,115	2,345
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2035		1,280	1,410
San Rafael High School Dist., G.O. Bonds, Series 2019-C, 4.00% 8/1/2043		2,500	2,535
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2038		2,000	2,080
Sanger Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-C, BAM insured, 3.00% 8/1/2048		2,465	1,995
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 3.00% 8/1/2051		3,325	2,634
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2055		1,650	1,645
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2023[3]		130	130
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2024[3]		150	151
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2025[3]		175	178
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2026[3]		200	205
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2028[3]		250	259
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2030[3]		110	112
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2035[3]		685	688
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2050[3]		5,820	5,262
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2026		835	862

326	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2038	USD	460	$468
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 7/1/2032		2,000	2,007
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2036		1,250	1,255
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2042		2,500	2,510
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2027		195	213
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2028		205	225
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2034		350	378
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2036		250	222
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2037		185	161
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2038		270	231
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 9/1/2039		165	142
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2049		1,940	2,012
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2029		135	141
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2033		215	220
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2034		230	233
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2035		240	241
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2036		275	273
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2037		295	290
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2038		320	312
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2039		345	335
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040		295	280
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2035		600	632
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2039		700	718
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2041		275	279
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2049		1,250	1,252
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2033		1,240	1,295
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2051[3]		800	696
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2061[3]		2,275	1,908
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2042[3]		1,000	1,053
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[3]		2,025	2,056
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[3]		750	763
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2032[3]		2,500	2,662
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2037[3]		1,485	1,546
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[3]		2,805	2,875
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.75% 6/1/2036[3]		1,365	1,328
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[3]		3,345	3,399
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2035[3]		500	502
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2041[3]		3,000	2,986
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[3]		2,795	2,709
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2040[3]		1,350	1,345

American Funds Tax-Exempt Funds	327

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2050[3]	USD	750	$726
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2058[3]		1,625	1,542
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2055[3]		1,000	1,001
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 6/1/2034[3]		750	750
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2036[3]		1,000	991
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[3]		750	708
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2030[3]		315	321
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[3]		250	235
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2030[3]		1,755	1,780
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2037[3]		2,105	2,086
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[3]		4,610	5,063
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2043[3]		1,750	1,784
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2049[3]		1,900	1,930
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2054[3]		5,000	5,067
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2037[3]		860	894
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2054[3]		2,150	2,200
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2037[3]		1,455	1,449
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[3]		5,400	5,163
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2031		1,250	1,363
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2032		1,750	1,906
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2035		2,000	2,162
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2035		500	616
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 11/1/2025		1,400	1,474
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 7/1/2036		2,250	2,600
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2026		385	423
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 8/1/2035		500	519
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		2,780	2,627
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,290	1,146
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 4.25% 9/1/2037		1,250	1,251
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2042		1,965	2,046
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052		500	511
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2040		1,090	1,113
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2041		1,160	1,183
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 11/15/2031		1,300	1,517
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 11/15/2033		1,000	1,158
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 11/15/2034		750	865
Statewide Communities Dev. Auth., Insured Rev. Bonds (San Francisco Campus for Jewish Living Project), Series 2021, 4.00% 11/1/2041		1,745	1,772
Statewide Communities Dev. Auth., Insured Rev. Bonds (San Francisco Campus for Jewish Living Project), Series 2021, 4.00% 11/1/2051		2,925	2,865
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 4/1/2024 (put 4/1/2023)		13,380	13,298

328	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 9/1/2029	USD	7,000	$5,989
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2035		1,465	1,572
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 3/1/2042		1,240	1,197
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2026		75	79
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045		1,700	1,727
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 11/15/2049 (preref. 11/15/2024)		5,250	5,500
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 12/1/2036		2,000	2,051
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2029		405	440
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046		6,690	5,144
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047		1,815	1,899
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051		2,740	1,777
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051		5,000	3,659
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051		6,450	6,266
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 7/1/2044 (preref. 7/1/2024)		3,225	3,348
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 7/1/2048		500	501
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)		5,000	5,834
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 4/1/2038 (put 11/1/2029)		4,000	4,667
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[3]		100	101
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[3]		105	105
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051[3]		2,315	2,220
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 11/1/2033		1,350	1,359
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 11/1/2043		935	941
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044		2,925	2,937
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[3]		1,400	1,403
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 12/1/2058[3]		1,000	1,014
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2029		625	664
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2031		1,135	1,203
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2032		1,500	1,588
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 4.00% 10/1/2041		1,000	1,000
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 7/1/2026		4,000	4,005
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[3]		2,025	2,090
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2041[3]		11,920	11,989
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2031 (preref. 2/15/2026)		1,000	1,088
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2034 (preref. 2/15/2026)		500	544
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2035 (preref. 2/15/2026)		5,050	5,492

American Funds Tax-Exempt Funds	329

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 7/1/2030 (preref. 7/1/2024)	USD	500	$519
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 7/1/2031 (preref. 7/1/2024)		1,750	1,817
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[3]		2,695	2,662
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[3]		4,500	4,513
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[3]		2,250	2,184
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2022, 5.75% 9/2/2052		8,345	8,399
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2038		2,000	2,059
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2046		7,465	7,471
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032		8,195	7,631
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029		1,000	1,047
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2030		1,500	1,567
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2032		1,000	1,039
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2035		1,250	1,289
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 9/1/2024		500	520
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 9/1/2028		1,000	1,036
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2040		790	823
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045		9,245	9,414
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2029		1,000	1,084
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2031		7,800	8,443
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2048		1,000	908
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2041		205	87
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2052		8,800	1,989
City of Sunnyvale, Fin. Auth., Lease Rev. Green Bonds (Civic Center Project), Series 2020, 4.00% 4/1/2040		1,000	1,024
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2018-C, 4.00% 8/1/2043		4,290	4,325
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2040		6,020	6,407
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2041		6,690	7,104
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2037		1,250	678
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2044		2,000	699
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2045		2,000	659
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2046		2,000	620
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032		5,000	5,394
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2034		2,075	2,226
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2036		1,000	1,064

330	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2047	USD	4,750	$4,734
Taft City Elementary School Dist., G.O. Bonds, Election 2012, Series 2013-B, Assured Guaranty Municipal insured, 6.00% 8/1/2044 (preref. 8/1/2023)		1,200	1,222
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2050		2,100	2,158
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.25% 9/1/2043		700	675
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.375% 9/1/2052		1,600	1,527
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		1,500	1,582
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033		1,000	1,051
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034		2,065	2,165
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2040		1,600	1,651
Temecula Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045		1,400	1,405
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036		930	925
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,045	958
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031		3,265	3,304
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028		1,500	1,641
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032		2,400	2,656
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2033		2,000	2,203
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 6/1/2054		14,865	2,745
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 4.00% 6/1/2034		670	691
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2030		535	590
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2034		1,380	1,509
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2030		260	282
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031		290	314
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032		300	325
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2033		335	362
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2034		400	431
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2035		440	471
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2036		485	517
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2037		530	563
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2038		575	607
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044		870	900
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049		1,750	1,799

American Funds Tax-Exempt Funds	331

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	USD	750	$748
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,100	1,049
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,600	1,480
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,100	1,903
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045		1,000	1,047
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2049		2,135	2,208
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2032		500	552
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2033		300	328
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2034		300	324
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2035		300	320
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2038		820	869
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2037		2,000	2,143
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2038		1,000	1,069
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2039		1,000	1,067
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 11/15/2034		2,235	2,307
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 11/15/2035		1,320	1,355
County of Tulare, Local Health Care Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 8/1/2039		1,850	1,882
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2020, 5.00% 1/1/2031		1,000	1,181
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2036		600	653
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2031		1,000	1,059
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2033		1,135	1,198
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 9/1/2035		250	251
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2040		1,850	1,890
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2045		2,200	2,237
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028		3,000	3,169
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2029		1,000	1,057
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2038		2,500	2,606
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 8/1/2041		7,000	3,124
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 5/15/2048		5,000	5,404
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2040		2,570	2,661
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2047		4,855	4,907
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 5/15/2034		750	815
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2038		1,215	1,287
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2040		1,205	1,249
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2038		1,000	1,014
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2040		260	250
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2045		165	153
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051		265	238
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 8/1/2046		2,120	2,329
Vacaville Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-D, 4.00% 8/1/2042		1,000	1,011
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 8/1/2045		1,550	1,556
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2046		1,885	1,910

332	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2051	USD	3,350	$3,375
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2046		3,350	3,383
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2051		4,500	4,527
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027		1,180	1,283
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028		470	515
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2037		1,565	1,718
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2040		775	840
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045		1,980	1,979
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049		4,325	4,384
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050		3,935	3,896
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052		3,400	3,721
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 12/1/2048		9,910	10,035
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049		10,525	10,660
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050		5,750	5,691
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052		2,515	2,748
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031		235	234
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 12/1/2045		2,430	2,429
Victor Elementary School Dist., Community Facs. Dist. No. 2005-1, Special Tax Bonds, Series 2018, BAM insured, 5.00% 9/1/2046		1,250	1,331
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 8/1/2031		1,000	1,055
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2035		3,630	3,757
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2036		1,665	1,716
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2037		3,800	3,890
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 8/1/2049		2,000	2,001
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031		7,500	5,780
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 8/1/2036		6,000	3,699
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, Assured Guaranty insured, 5.00% 9/1/2026		290	310
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 9/1/2042		1,150	1,196
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030		600	656
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2032		1,240	1,354
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2031		3,105	3,252
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2035		2,220	2,284
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 8/1/2032		2,000	1,485
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2033		1,295	1,384
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2038		1,475	1,555
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2044		1,490	1,546
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2048		1,665	1,719
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 8/1/2031		1,500	1,171
			2,227,380

American Funds Tax-Exempt Funds	333

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Guam 0.63%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2023 (escrowed to maturity)	USD	950	$963
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2036		685	700
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2028		4,500	4,674
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029		1,500	1,636
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042		3,685	3,472
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040		305	322
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046		3,000	3,007
Limited Obligation Rev. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2024		1,000	1,029
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2037		400	424
			16,227

Puerto Rico 0.60%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)		1,830	2,045
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)		170	190
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		1,050	1,008
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058		1,815	1,793
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		32,723	9,027
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026		1,500	1,474
			15,537

United States 0.39%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033		8,080	7,781
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class ACA, 2.046% 6/25/2038[3]		983	767
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034		1,805	1,641
			10,189

Virgin Islands 0.10%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027		2,500	2,600

Total bonds, notes & other debt instruments (cost: $2,369,829,000)			2,271,933

Short-term securities 10.48%
Municipals 7.38%
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 0.65% 11/1/2035[2]		2,300	2,300
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.76% 11/1/2035[2]		19,500	19,500
City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 0.51% 9/2/2024[2]		1,250	1,250
Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.50% 4/1/2033[2]		500	500
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 8/1/2023		1,110	1,096
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 0.49% 7/1/2035[2]		2,425	2,425
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.51% 7/1/2035[2]		2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.51% 7/1/2035[2]		9,100	9,100
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-B-5, 1.00% 7/1/2034[2]		2,800	2,800
City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.40% 7/1/2050[2]		2,200	2,200
City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.40% 7/1/2050[2]		6,000	6,000
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.51% 7/1/2049[2]		33,750	33,750
City of Los Angeles, Dept. of Water and Power, Water System Demand Rev. Bonds, Series 2001-B-4, 0.45% 7/1/2035[2]		4,200	4,200
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023		15,000	15,101
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023		10,540	10,624

334	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 1.80% 7/1/2047 (put 5/21/2024)[2,5]	USD	4,795	$4,767
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.40% 7/1/2037[2]		9,100	9,100
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 3.60% 7/1/2051 (put 7/17/2023)[5]		4,625	4,628
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 3.50% 10/1/2045 (put 3/1/2023)[5]		3,215	3,215
Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.37% 3/1/2042[2]		9,200	9,200
County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023		10,000	10,109
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 0.76% 5/15/2024[2]		1,200	1,200
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 0.36% 5/15/2048[2]		10,000	10,000
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 0.40% 5/15/2048[2]		8,500	8,500
Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 0.40% 5/15/2048[2]		11,980	11,980
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.45% 5/15/2032[2]		3,135	3,135
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2020-O-1, 0.45% 5/15/2045[2]		2,000	2,000
			190,680

	Weighted average yield at acquisition
U.S. Treasury bills 3.10%
U.S. Treasury 2/7/2023	4.180%	40,000	39,972
U.S. Treasury 2/21/2023	4.481	40,000	39,902
			79,874

Total short-term securities (cost: $270,589,000)			270,554
Total investment securities 98.46% (cost: $2,640,418,000)			2,542,487
Other assets less liabilities 1.54%			39,776

Net assets 100.00%			$2,582,263

Futures contracts
Contracts	Type	Number of contracts	Expiration		Notional amount (000)	Value and unrealized (depreciation) appreciation at 1/31/2023 (000)
2 Year U.S. Treasury Note Futures	Short	365	March 2023	USD	(75,061)	$(6)
5 Year U.S. Treasury Note Futures	Long	1,915	March 2023		209,199	1,708
10 Year Ultra U.S. Treasury Note Futures	Short	545	March 2023		(66,056)	(355)
30 Year Ultra U.S. Treasury Bond Futures	Short	229	March 2023		(32,461)	(1,129)
						$218

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,134,000, which represented 7.17% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.

American Funds Tax-Exempt Funds	335

The Tax-Exempt Fund of California (continued)

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD = U.S. dollars

Refer to the notes to financial statements.

336	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York	unaudited
Investment portfolio January 31, 2023

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 92.64%	Principal amount (000)		Value (000)
New York 90.20%
City of Albany Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 5/1/2032	USD	400	$419
Town of Amherst Dev. Corp., Fac. Rev. Bonds (Daemen College Projects), Series 2018, 5.00% 10/1/2023		540	543
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030		500	559
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055		750	615
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2034		240	248
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2042		1,925	1,925
Broome County Local Dev. Corp., Rev. Bonds (United Health Services Hospitals, Inc. Project), Series 2020, Assured Guaranty Municipal insured, 4.00% 4/1/2050		2,000	1,893
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2030		200	202
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2036		400	386
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 4/1/2043		1,500	1,502
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2062[1]		100	103
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.25% 7/1/2057		1,000	1,048
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[1]		290	294
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 1/1/2025[1]		165	168
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035[1]		950	968
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039		2,300	1,119
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2048		3,540	1,072
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2030		300	316
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2035		840	872
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2039		1,625	1,660
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2044		500	509
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045		500	359
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 7/1/2030		1,000	1,202
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 7/1/2033		500	505
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2040		250	256

American Funds Tax-Exempt Funds	337

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Dormitory Auth., Rev. Bonds (Iona College), Series 2021-A, 5.00% 7/1/2046	USD	250	$263
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050		1,500	1,461
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2053		1,000	964
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 8/1/2031		1,080	1,133
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2036		400	376
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2050		750	645
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 7/1/2032		930	970
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 7/1/2032 (preref. 7/1/2025)		70	74
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2032		1,000	1,068
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2035		555	587
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047		765	709
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 5/1/2048 (put 5/1/2026)		1,000	1,058
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 7/1/2033		400	426
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 7/1/2034		1,000	1,031
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2031[1]		1,000	1,028
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2032[1]		600	610
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2035[1]		1,300	1,313
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2040[1]		1,000	986
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2011-A, 5.00% 10/1/2024		10	10
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049		1,000	983
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 1/1/2038 (preref. 1/3/2028)		500	564
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2028		1,000	1,138
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 3/15/2037		1,000	1,114
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2039		2,000	2,031
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2041		750	805
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045		1,145	1,135
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2047		1,000	985
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2047		1,280	1,261
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 3/15/2038		1,000	1,024
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2039		2,275	2,468
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039		800	874
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048		1,500	1,617
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 7/1/2041		750	693
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 7/1/2046		1,500	1,519
Dutchess County Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 4.00% 7/1/2049		1,000	898
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, 3.00% 8/1/2032 (put 7/1/2025)		1,000	1,008
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2022-A, 5.00% 6/15/2051		1,000	1,121
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 8/15/2036		1,950	2,013
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)[1]		1,500	1,322
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]		500	475
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)		1,000	951
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052		800	834
Glen Cove Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 1/1/2055 (5.62% on 1/1/2024)[2]		500	438
Town of Hempstead Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 7/1/2034		810	852
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042		750	687
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 11/1/2039		1,000	926
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)		705	642
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2033		2,700	2,973
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2035		1,000	1,091
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 11/1/2037		1,000	988

338	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	USD	715	$608
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047		500	415
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2/15/2043		1,265	1,233
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040[1]		350	350
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 11/15/2044[1]		375	381
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046		500	385
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051		1,500	1,119
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 3.808% 5/1/2033 (put 10/1/2023)[3]		1,500	1,499
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 9/1/2035		1,315	1,386
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2036		500	553
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 9/1/2038		750	789
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 9/1/2047		2,225	2,338
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051		500	500
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2056		750	744
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 11/15/2039		305	307
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)		1,000	1,094
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 11/15/2026		1,440	1,534
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2027		970	1,045
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 11/15/2039		1,640	1,719
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052		1,305	1,333
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 11/15/2057		750	766
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026		1,000	1,065
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034		1,000	1,005
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2025		325	342
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2033		430	448
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2034		380	395
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 12/1/2046		1,500	1,397
Monroe County Industrial Dev. Corp., Rev. Bonds (University of Rochester Project), Series 2017-C, 4.00% 7/1/2036		1,275	1,301
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		230	229
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 10/1/2034		75	75
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 10/1/2035		95	95
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037		265	265
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 4/1/2041		190	189
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 10/1/2043		55	55
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044		265	265
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045		90	90
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046		490	492
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047		665	669
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047		395	395
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		1,000	1,015
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048		265	267
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049		670	677
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052		1,095	1,098
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 1/15/2030		1,000	1,101
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 6/1/2035		600	575
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 6/1/2046		705	680
City of New Rochelle, Local Dev. Rev. Bonds (Iona College Project), Series 2015-A, 5.00% 7/1/2045		250	255
New York City G.O. Bonds, Series 2016-A, 5.00% 8/1/2026		1,000	1,068
New York City G.O. Bonds, Series 2016-C, 5.00% 8/1/2031		1,000	1,072

American Funds Tax-Exempt Funds	339

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2032	USD	1,000	$1,128
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2033		1,000	1,046
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2034		1,000	1,076
New York City G.O. Bonds, Series 2020-B-1, 4.00% 10/1/2040		1,250	1,259
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2047		1,170	1,325
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048		1,670	1,634
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-3, 1.125% 5/1/2060 (put 11/1/2024)		750	721
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)		635	595
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 11/1/2037		885	878
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 11/1/2045 (put 2/1/2026)		750	751
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 5/1/2050 (put 12/29/2023)		500	500
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 7/1/2028		250	250
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2034		750	731
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040		1,000	854
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045		1,000	946
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049		750	580
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2031		1,100	1,343
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 6/15/2039		690	724
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-BB-1, 4.00% 6/15/2045		1,000	997
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-EE, 5.00% 6/15/2045		500	512
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 6/15/2046		1,250	1,326
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 6/15/2047		1,055	1,113
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 6/15/2050		1,000	987
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2036		1,000	1,106
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2036		2,380	2,627
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2040		1,500	1,513
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2042		1,000	1,067
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-3, 4.00% 8/1/2042		2,925	2,927
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 8/1/2045		3,500	3,460
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 5.00% 2/1/2047		1,000	1,108
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2035		1,000	1,043
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 11/1/2024[1]		1,000	978
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042[1]		1,000	914
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2027		600	612
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2028		500	510
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029		700	714
Oneida County Local Dev. Corp., Rev. Bonds (Mohawk Valley Health System Project), Series 2019-A, Assured Guaranty Municipal insured, 4.00% 12/1/2038		1,000	998

340	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Oneida County Local Dev. Corp., Rev. Bonds (Mohawk Valley Health System Project), Series 2019-A, Assured Guaranty Municipal insured, 4.00% 12/1/2049	USD	1,000	$955
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2025		500	523
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2030		1,750	1,824
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040		1,000	1,115
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038		1,000	1,014
Port Auth., Consolidated Bonds, Series 217, 5.00% 11/1/2044		1,500	1,627
Port Auth., Consolidated Bonds, Series 205, 5.00% 11/15/2047		1,000	1,062
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 10/15/2044		500	508
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055		1,500	1,476
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2047		1,000	995
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 3/1/2024		1,000	1,028
Schenectady County Capital Resource Corp., Rev. Bonds (Union College Project), Series 2022, 5.25% 7/1/2052		1,000	1,105
Southold Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 12/1/2045		1,500	1,502
County of Suffolk, G.O. Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2/1/2026		540	583
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047		1,500	1,469
Thruway Auth., General Rev. Bonds, Series 2020-N, 3.00% 1/1/2049		1,970	1,539
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039		2,835	2,854
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045		2,160	2,115
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, BAM insured, 4.00% 1/1/2050		615	603
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 1/1/2053		1,015	966
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 1/1/2056		250	261
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2042		1,670	1,683
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050		1,000	984
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2022-A, 4.00% 7/1/2042		750	663
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2044		915	916
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031		250	231
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036		1,000	1,016
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037		600	627
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039		750	712
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040		1,000	969
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042		925	954
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2034		500	509
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046		1,000	1,001
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050		500	501
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035		500	523
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036		500	487
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040		750	768
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045		2,500	2,378
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 11/15/2030		650	778
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054		1,500	1,466

American Funds Tax-Exempt Funds	341

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	USD	1,250	$1,356
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2036		500	591
City of Troy Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 8/1/2027		800	846
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2023		600	609
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2038		1,500	1,615
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2025		750	776
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026		1,500	1,630
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 3/15/2027 (preref. 3/15/2024)		750	772
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2032		1,000	1,075
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2036		1,500	1,655
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2042		1,000	1,000
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049		1,415	1,381
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039		1,500	1,519
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 3/15/2043		1,785	1,774
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2045		1,500	1,481
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2048		1,500	1,470
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 6/15/2034		1,100	1,347
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041		1,500	1,627
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 11/1/2030		120	120
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2037		1,000	1,027
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047		1,025	1,040
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 7/1/2026[1]		350	338
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056[1]		335	260
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2034		1,150	1,172
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046		1,500	1,456
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2051		1,000	974
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 5/1/2042		450	455
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 8/1/2024		490	509
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2049		1,100	1,028
			219,609

Guam 1.53%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 10/1/2043		240	246
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042		750	707
G.O. Bonds, Series 2019, AMT, 5.00% 11/15/2031		725	780
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035		1,355	1,475
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 7/1/2028		250	251
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 7/1/2029		250	255
			3,714

342	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico 0.91%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	USD	750	$751
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		1,000	960
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058		500	494
			2,205

Total bonds, notes & other debt instruments (cost: $235,304,000)			225,528

Short-term securities 6.23%
Municipals 6.23%
Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 1.16% 7/1/2039[3]		8,575	8,575
New York City G.O. Bonds, Series 2012-G-6, 1.19% 4/1/2042[3]		300	300
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 1.20% 6/15/2035[3]		800	800
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 1.25% 8/1/2041[3]		2,000	2,000
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 1.25% 2/1/2045[3]		3,500	3,500
			15,175

Total short-term securities (cost: $15,175,000)			15,175
Total investment securities 98.87% (cost: $250,479,000)			240,703
Other assets less liabilities 1.13%			2,751

Net assets 100.00%			$243,454

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized depreciation at 1/31/2023 (000)
5 Year U.S. Treasury Note Futures	Short	12	March 2023	USD(1,311)	$(4)
10 Year Ultra U.S. Treasury Note Futures	Short	23	March 2023	(2,787)	(48)
					$(52)

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,488,000, which represented 4.31% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	343

Financial statements	unaudited

Statements of assets and liabilities at January 31, 2023	(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$2,464,705	$7,152,408	$22,629,834
Cash	—	229	2,745
Cash collateral pledged for futures contracts	2,427	8,235	6,788
Receivables for:
Sales of investments	24,733	12,566	28,069
Sales of fund’s shares	5,023	11,248	86,692
Interest	20,437	59,852	199,567
Variation margin on futures contracts	798	2,974	849
	2,518,123	7,247,512	22,954,544
Liabilities:
Payables for:
Purchases of investments	58,255	88,124	264,359
Repurchases of fund’s shares	5,716	15,307	34,036
Dividends on fund’s shares	50	468	2,371
Investment advisory services	430	1,229	3,768
Services provided by related parties	159	953	3,091
Trustees’ deferred compensation	36	108	748
Variation margin on futures contracts	61	160	717
Bank overdraft	4,783	—	—
Other	1	3	12
	69,491	106,352	309,102
Net assets at January 31, 2023	$2,448,632	$7,141,160	$22,645,442

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,488,634	$7,382,633	$23,900,404
Total accumulated loss	(40,002)	(241,473)	(1,254,962)
Net assets at January 31, 2023	$2,448,632	$7,141,160	$22,645,442
Investment securities in unaffiliated issuers, at cost	$2,494,656	$7,336,021	$23,593,650

Refer to the notes to financial statements.

344	American Funds Tax-Exempt Funds

Financial statements (continued)	unaudited

Statements of assets and liabilities at January 31, 2023 (continued)	(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Assets:
Investment securities in unaffiliated issuers, at value	$10,570,226	$2,542,487	$240,703
Cash	1,132	2,917	409
Cash collateral pledged for futures contracts	2,845	1,616	137
Receivables for:
Sales of investments	4,589	—	—
Sales of fund’s shares	30,911	14,017	834
Interest	133,052	31,013	2,562
Variation margin on futures contracts	308	468	—
	10,743,063	2,592,518	244,645
Liabilities:
Payables for:
Purchases of investments	83,474	5,434	591
Repurchases of fund’s shares	15,984	3,179	474
Dividends on fund’s shares	1,743	477	14
Investment advisory services	2,384	526	59
Services provided by related parties	1,492	417	42
Trustees’ deferred compensation	139	90	3
Variation margin on futures contracts	270	130	8
Bank overdraft	—	—	—
Other	6	2	—	*
	105,492	10,255	1,191
Net assets at January 31, 2023	$10,637,571	$2,582,263	$243,454

Net assets consist of:
Capital paid in on shares of beneficial interest	$11,402,578	$2,706,763	$257,107
Total accumulated loss	(765,007)	(124,500)	(13,653)
Net assets at January 31, 2023	$10,637,571	$2,582,263	$243,454
Investment securities in unaffiliated issuers, at cost	$11,243,616	$2,640,418	$250,479

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	345

Financial statements (continued)	unaudited

Statements of assets and liabilities at January 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,420,459	$3,784,100	$11,753,976
	Shares outstanding	142,957	247,273	949,989
	Net asset value per share	$9.94	$15.30	$12.37
Class C:	Net assets		$18,193	$252,422
	Shares outstanding	Not applicable	1,189	20,401
	Net asset value per share		$15.30	$12.37
Class T:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$9.94	$15.30	$12.37
Class F-1:	Net assets	$5,889	$44,281	$195,291
	Shares outstanding	593	2,893	15,784
	Net asset value per share	$9.94	$15.30	$12.37
Class F-2:	Net assets	$262,061	$953,919	$4,699,336
	Shares outstanding	26,374	62,334	379,814
	Net asset value per share	$9.94	$15.30	$12.37
Class F-3:	Net assets	$529,564	$1,549,056	$5,072,940
	Shares outstanding	53,296	101,224	410,009
	Net asset value per share	$9.94	$15.30	$12.37
Class R-6:	Net assets	$230,649	$791,601	$671,467
	Shares outstanding	23,213	51,727	54,270
	Net asset value per share	$9.94	$15.30	$12.37

Refer to the notes to financial statements.

346	American Funds Tax-Exempt Funds

Financial statements (continued)	unaudited

Statements of assets and liabilities at January 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$4,904,671	$1,499,388	$169,486
	Shares outstanding	328,763	90,067	16,821
	Net asset value per share	$14.92	$16.65	$10.08
Class C:	Net assets	$138,036	$33,944	$9,806
	Shares outstanding	9,253	2,039	973
	Net asset value per share	$14.92	$16.65	$10.08
Class T:	Net assets	$10	$9	$9
	Shares outstanding	1	1	1
	Net asset value per share	$14.92	$16.65	$10.08
Class F-1:	Net assets	$114,526	$46,885	$1,344
	Shares outstanding	7,677	2,816	133
	Net asset value per share	$14.92	$16.65	$10.08
Class F-2:	Net assets	$1,857,911	$513,274	$26,550
	Shares outstanding	124,537	30,832	2,635
	Net asset value per share	$14.92	$16.65	$10.08
Class F-3:	Net assets	$2,495,713	$488,763	$36,259
	Shares outstanding	167,289	29,360	3,599
	Net asset value per share	$14.92	$16.65	$10.08
Class R-6:	Net assets	$1,126,704
	Shares outstanding	75,524	Not applicable	Not applicable
	Net asset value per share	$14.92

Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	347

Financial statements (continued)	unaudited

Statements of operations for the six months ended January 31, 2023	(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest from unaffiliated issuers	$25,299	$77,441	$356,630
Refund of federal, state and local taxes	—	—	—
	25,299	77,441	356,630
Fees and expenses*:
Investment advisory services	2,415	7,124	22,870
Distribution services	1,037	5,908	16,399
Transfer agent services	371	1,320	5,027
Administrative services	355	1,068	3,473
Reports to shareholders	28	78	260
Registration statement and prospectus	291	427	583
Trustees’ compensation	5	22	64
Auditing and legal	76	93	193
Custodian	3	9	26
Federal, state and local taxes	— †	—	— †
Other	2	4	9
Total fees and expenses before waiver/reimbursements	4,583	16,053	48,904
Less waiver/reimbursements of fees and expenses:
Investment advisory services waiver	—	—	—
Miscellaneous fee reimbursements	350	—	—
Total fees and expenses after waiver/reimbursements	4,233	16,053	48,904
Net investment income	21,066	61,388	307,726

Net realized loss and unrealized appreciation (depreciation):
Net realized (loss) gain on:
Investments in unaffiliated issuers	(2,598)	(25,648)	(257,233)
Futures contracts	(247)	(1,374)	17,282
	(2,845)	(27,022)	(239,951)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(1,176)	7,109	(59,740)
Futures contracts	1,724	5,840	6,714
	548	12,949	(53,026)
Net realized loss and unrealized appreciation (depreciation)	(2,297)	(14,073)	(292,977)
Net increase (decrease) in net assets resulting from operations	$18,769	$47,315	$14,749

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

348	American Funds Tax-Exempt Funds

Financial statements (continued)	unaudited

Statements of operations for the six months ended January 31, 2023 (continued)	(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Investment income:
Income:
Interest from unaffiliated issuers	$237,235	$41,189	$3,932
Refund of federal, state and local taxes	—	522	—
	237,235	41,711	3,932
Fees and expenses*:
Investment advisory services	13,850	3,162	310
Distribution services	8,203	2,191	264
Transfer agent services	2,369	446	49
Administrative services	1,553	388	37
Reports to shareholders	150	22	8
Registration statement and prospectus	556	90	76
Trustees’ compensation	20	7	1
Auditing and legal	89	70	56
Custodian	14	3	4
Federal, state and local taxes	3	—	— †
Other	70	2	1
Total fees and expenses before waiver/reimbursements	26,877	6,381	806
Less waiver/reimbursements of fees and expenses:
Investment advisory services waiver	—	—	19
Miscellaneous fee reimbursements	—	—	104
Total fees and expenses after waiver/reimbursements	26,877	6,381	683
Net investment income	210,358	35,330	3,249

Net realized loss and unrealized appreciation (depreciation):
Net realized (loss) gain on:
Investments in unaffiliated issuers	(96,598)	(16,665)	(2,441)
Futures contracts	3,182	3,947	116
	(93,416)	(12,718)	(2,325)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(215,834)	(6,984)	(1,191)
Futures contracts	4,679	621	(12)
	(211,155)	(6,363)	(1,203)
Net realized loss and unrealized appreciation (depreciation)	(304,571)	(19,081)	(3,528)
Net increase (decrease) in net assets resulting from operations	$(94,213)	$16,249	$(279)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	349

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31, 2023*	Year ended July 31, 2022	Six months ended January 31, 2023*	Year ended July 31, 2022	Six months ended January 31, 2023*	Year ended July 31, 2022
Operations:
Net investment income	$21,066	$11,983	$61,388	$72,075	$307,726	$579,336
Net realized loss	(2,845)	(9,811)	(27,022)	(31,563)	(239,951)	(43,409)
Net unrealized appreciation (depreciation)	548	(51,399)	12,949	(374,102)	(53,026)	(2,659,700)
Net increase (decrease) in net assets resulting from operations	18,769	(49,227)	47,315	(333,590)	14,749	(2,123,773)

Distributions paid or accrued to shareholders	(20,062)	(16,201)	(59,122)	(108,894)	(302,377)	(724,558)

Net capital share transactions	245,106	474,656	207,876	(177,154)	(2,217,361)	(23,963)

Total increase (decrease) in net assets	243,813	409,228	196,069	(619,638)	(2,504,989)	(2,872,294)

Net assets:
Beginning of period	2,204,819	1,795,591	6,945,091	7,564,729	25,150,431	28,022,725
End of period	$2,448,632	$2,204,819	$7,141,160	$6,945,091	$22,645,442	$25,150,431

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
	Six months ended January 31, 2023*	Year ended July 31, 2022	Six months ended January 31, 2023*	Year ended July 31, 2022	Six months ended January 31, 2023*	Year ended July 31, 2022
Operations:
Net investment income	$210,358	$343,550	$35,330	$65,720	$3,249	$6,038
Net realized loss	(93,416)	(9,513)	(12,718)	(14,030)	(2,325)	(1,710)
Net unrealized appreciation (depreciation)	(211,155)	(1,252,614)	(6,363)	(294,953)	(1,203)	(29,636)
Net increase (decrease) in net assets resulting from operations	(94,213)	(918,577)	16,249	(243,263)	(279)	(25,308)

Distributions paid or accrued to shareholders	(190,909)	(418,026)	(34,118)	(77,123)	(3,234)	(8,204)

Net capital share transactions	72,955	1,223,844	(125,508)	(178,535)	(13,370)	1,969

Total increase (decrease) in net assets	(212,167)	(112,759)	(143,377)	(498,921)	(16,883)	(31,543)

Net assets:
Beginning of period	10,849,738	10,962,497	2,725,640	3,224,561	260,337	291,880
End of period	$10,637,571	$10,849,738	$2,582,263	$2,725,640	$243,454	$260,337

*	Unaudited.

Refer to the notes to financial statements.

350	American Funds Tax-Exempt Funds

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

American Funds Tax-Exempt Funds	351

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each share class of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

352	American Funds Tax-Exempt Funds

Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The funds’ valuation levels as of January 31, 2023 are as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$271,473	$—	$271,473
California	—	228,232	—	228,232
New York	—	198,589	—	198,589
Florida	—	88,307	—	88,307
Illinois	—	78,526	—	78,526
Alabama	—	78,345	—	78,345
Georgia	—	73,528	—	73,528
Pennsylvania	—	67,918	—	67,918
Indiana	—	59,883	—	59,883
New Jersey	—	48,929	—	48,929
Other	—	880,631	—	880,631
Short-term securities	—	390,344	—	390,344
Total	$—	$2,464,705	$—	$2,464,705

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,712	$—	$—	$2,712
Liabilities:
Unrealized depreciation on futures contracts	(1,519)	—	—	(1,519)
Total	$1,193	$—	$—	$1,193

Refer to the end of the tables for footnote.

American Funds Tax-Exempt Funds	353

Limited Term Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$836,064	$—	$836,064
New York	—	560,448	—	560,448
California	—	498,156	—	498,156
Illinois	—	314,734	—	314,734
Pennsylvania	—	283,152	—	283,152
Florida	—	266,552	—	266,552
Alabama	—	223,945	—	223,945
Colorado	—	205,562	—	205,562
Georgia	—	187,082	—	187,082
Ohio	—	177,213	—	177,213
Other	—	2,668,281	—	2,668,281
Short-term securities	—	931,219	—	931,219
Total	$—	$7,152,408	$—	$7,152,408

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,462	$—	$—	$10,462
Liabilities:
Unrealized depreciation on futures contracts	(6,585)	—	—	(6,585)
Total	$3,877	$—	$—	$3,877

The Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
New York	$—	$2,644,552	$—	$2,644,552
Illinois	—	2,514,758	—	2,514,758
Texas	—	1,971,748	—	1,971,748
California	—	1,393,682	—	1,393,682
Florida	—	1,171,657	2,390	1,174,047
Pennsylvania	—	964,559	—	964,559
Michigan	—	605,725	—	605,725
Georgia	—	483,597	—	483,597
Arizona	—	451,671	—	451,671
Colorado	—	443,097	—	443,097
Other	—	7,394,869	—	7,394,869
Short-term securities	—	2,587,529	—	2,587,529
Total	$—	$22,627,444	$2,390	$22,629,834

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$255	$—	$—	$255
Liabilities:
Unrealized depreciation on futures contracts	(2,273)	—	—	(2,273)
Total	$(2,018)	$—	$—	$(2,018)

Refer to the end of the tables for footnote.

354	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Colorado	$—	$1,072,617	$—	$1,072,617
Illinois	—	1,010,614	—	1,010,614
Puerto Rico	—	632,347	—	632,347
Texas	—	603,593	—	603,593
New York	—	590,477	—	590,477
California	—	559,840	—	559,840
Florida	—	461,702	2,423	464,125
Pennsylvania	—	397,907	—	397,907
Ohio	—	375,438	—	375,438
Arizona	—	362,763	—	362,763
Other	—	3,388,197	19,550	3,407,747
Short-term securities	—	1,092,758	—	1,092,758
Total	$—	$10,548,253	$21,973	$10,570,226

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$460	$—	$—	$460
Liabilities:
Unrealized depreciation on futures contracts	(932)	—	—	(932)
Total	$(472)	$—	$—	$(472)

The Tax-Exempt Fund of California

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$2,270,220	$—	$2,270,220
Mortgage-backed obligations	—	1,713	—	1,713
Short-term securities	—	270,554	—	270,554
Total	$—	$2,542,487	$—	$2,542,487

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,708	$—	$—	$1,708
Liabilities:
Unrealized depreciation on futures contracts	(1,490)	—	—	(1,490)
Total	$218	$—	$—	$218

Refer to the end of the tables for footnote.

American Funds Tax-Exempt Funds	355

American Funds Tax-Exempt Fund of New York

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments: Municipals	$—	$225,528	$—	$225,528
Short-term securities	—	15,175	—	15,175
Total	$—	$240,703	$—	$240,703

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(52)	$—	$—	$(52)

*	Futures contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by factors such as the interest rates, maturities and credit quality of these securities.

356	American Funds Tax-Exempt Funds

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline more than they would have declined due to the rise in interest rates alone. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds failing to recoup the full amount of their initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the funds have greater risk of volatility, and greater risk of loss, from the investments.

Insured municipal bonds – The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the funds’ shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

American Funds Tax-Exempt Funds	357

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2023, the maximum exposure of unfunded bond commitments for American High-Income Municipal Bond Fund was $13,451,000, which would represent .13% of the net assets of the fund should such commitments become due.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):

Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$250,826
Limited Term Tax-Exempt Bond Fund of America	963,665
The Tax-Exempt Bond Fund of America	1,017,473
American High-Income Municipal Bond Fund	266,616
The Tax-Exempt Fund of California	306,505
American Funds Tax-Exempt Fund of New York	3,331

358	American Funds Tax-Exempt Funds

The following tables identify the location of and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from the funds’ use of futures contracts as of, or for the six months ended, January 31, 2023 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,712	Unrealized depreciation*	$1,519

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(247)	Net unrealized appreciation on futures contracts	$1,724

Limited Term Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$10,462	Unrealized depreciation*	$6,585

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,374)	Net unrealized appreciation on futures contracts	$5,840

The Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$255	Unrealized depreciation*	$2,273

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$17,282	Net unrealized appreciation on futures contracts	$6,714

American High-Income Municipal Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$460	Unrealized depreciation*	$932

Refer to the end of the tables for footnote.

American Funds Tax-Exempt Funds	359

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$3,182	Net unrealized appreciation on futures contracts	$4,679

The Tax-Exempt Fund of California

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,708	Unrealized depreciation*	$1,490

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$3,947	Net unrealized appreciation on futures contracts	$621

American Funds Tax-Exempt Fund of New York

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$52

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$116	Net unrealized depreciation on futures contracts	$(12)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund either receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

As of and during the period ended January 31, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

360	American Funds Tax-Exempt Funds

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2022
Undistributed tax-exempt income	$204	$742	$4,138	$3,820	$723	$79
Post-October capital loss deferral[1]	(9,951)	(39,430)	(71,536)	(42,359)	(16,780)	—
Capital loss carryforward[2]	—	—	—	—	—	(1,648)
As of January 31, 2023
Gross unrealized appreciation on investments	13,529	50,719	151,505	116,849	23,597	1,633
Gross unrealized depreciation on investments	(42,154)	(229,195)	(1,104,206)	(756,313)	(120,004)	(11,403)
Net unrealized depreciation on investments	(28,625)	(178,476)	(952,701)	(639,464)	(96,407)	(9,770)
Cost of investments	2,494,523	7,334,761	23,580,517	11,209,218	2,639,112	250,421

[1]	This deferral is considered incurred in the subsequent year.
[2]	Each fund’s capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Six months ended January 31, 2023						Year ended July 31, 2022
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$11,178		$—	$—	$11,178		$6,976		$2,341		$384		$9,701
Class T	—	[3]	—	—	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	40		—	—	40		24		14		2		40
Class F-2	2,409		—	—	2,409		1,990		563		92		2,645
Class F-3	4,233		—	—	4,233		1,354		241		40		1,635
Class R-6	2,202		—	—	2,202		1,644		460		76		2,180
Total	$20,062		$—	$—	$20,062		$11,988		$3,619		$594		$16,201

Refer to the end of the tables for footnote.

American Funds Tax-Exempt Funds	361

Limited Term Tax-Exempt Bond Fund of America

	Six months ended January 31, 2023						Year ended July 31, 2022
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$29,213		$—	$—	$29,213		$35,026		$10,831		$10,215		$56,072
Class C	73		—	—	73		25		49		46		120
Class T	—	[3]	—	—	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	358		—	—	358		562		194		183		939
Class F-2	8,657		—	—	8,657		12,327		3,102		2,925		18,354
Class F-3	13,318		—	—	13,318		12,218		2,478		2,337		17,033
Class R-6	7,503		—	—	7,503		11,379		2,572		2,425		16,376
Total	$59,122		$—	$—	$59,122		$71,537		$19,226		$18,131		$108,894

The Tax-Exempt Bond Fund of America

	Six months ended January 31, 2023						Year ended July 31, 2022
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$148,834		$—	$—	$148,834		$279,326		$14,661		$61,162		$355,149
Class C	2,318		—	—	2,318		4,178		355		1,481		6,014
Class T	—	[3]	—	—	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,499		—	—	2,499		4,825		262		1,092		6,179
Class F-2	63,219		—	—	63,219		117,830		5,720		23,860		147,410
Class F-3	76,242		—	—	76,242		153,951		7,053		29,421		190,425
Class R-6	9,265		—	—	9,265		15,734		705		2,942		19,381
Total	$302,377		$—	$—	$302,377		$575,844		$28,756		$119,958		$724,558

American High-Income Municipal Bond Fund

	Six months ended January 31, 2023						Year ended July 31, 2022
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$88,083		$—	$—	$88,083		$164,223		$19,062		$26,175		$209,460
Class C	2,053		—	—	2,053		4,067		646		887		5,600
Class T	—	[3]	—	—	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,864		—	—	1,864		3,073		367		504		3,944
Class F-2	32,883		—	—	32,883		55,941		5,978		8,208		70,127
Class F-3	44,600		—	—	44,600		67,647		6,582		9,037		83,266
Class R-6	21,426		—	—	21,426		36,786		3,726		5,117		45,629
Total	$190,909		$—	$—	$190,909		$331,737		$36,361		$49,928		$418,026

Refer to the end of the tables for footnote.

362	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Six months ended January 31, 2023						Year ended July 31, 2022
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$20,088		$—	$—	$20,088		$39,644		$1,997		$5,247		$46,888
Class C	316		—	—	316		627		50		132		809
Class T	—	[3]	—	—	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	581		—	—	581		1,141		60		158		1,359
Class F-2	6,897		—	—	6,897		13,627		646		1,698		15,971
Class F-3	6,236		—	—	6,236		10,416		463		1,217		12,096
Total	$34,118		$—	$—	$34,118		$65,455		$3,216		$8,452		$77,123

American Funds Tax-Exempt Fund of New York

	Six months ended January 31, 2023						Year ended July 31, 2022
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$2,239		$—	$—	$2,239		$4,191		$226		$1,341		$5,758
Class C	91		—	—	91		150		12		73		235
Class T	—	[3]	—	—	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	18		—	—	18		46		2		16		64
Class F-2	376		—	—	376		689		35		208		932
Class F-3	510		—	—	510		918		43		254		1,215
Total	$3,234		$—	$—	$3,234		$5,994		$318		$1,892		$8,204

[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2023

American Funds Short-Term Tax-Exempt Bond Fund	.204%	.175%	$15.0	$15.0	Not applicable				.204%
Limited Term Tax-Exempt Bond Fund of America	.143	.120	15.0	15.0	3.00%	2.50%	$3,333,333	$3,333,333	.200
The Tax-Exempt Bond Fund of America	.300	.105	.06	28.0	3.00	2.00	3,333,333	8,333,333	.198
American High-Income Municipal Bond Fund	.151	.130	15.0	15.0	3.00	2.50	3,333,333	3,333,333	.267
The Tax-Exempt Fund of California	.157	.130	15.0	15.0	3.00	2.50	3,333,333	3,333,333	.244
American Funds Tax-Exempt Fund of New York	.157	.130	15.0	15.0	3.00	2.50	3,333,333	3,333,333	.254

American Funds Tax-Exempt Funds	363

Investment advisory services waiver — During the six months ended January 31, 2023, CRMC waived investment advisory services fees of $19,000 for American Funds Tax-Exempt Fund of New York. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $310,000 were reduced to $291,000, which were equivalent to an annualized rate of 0.254% and 0.238% of daily net assets, respectively.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2023, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,633
Limited-Term Tax-Exempt Bond Fund of America	2,900
The Tax-Exempt Bond Fund of America	7,840
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	1,082
American Funds Tax-Exempt Fund of New York	129

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

364	American Funds Tax-Exempt Funds

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of each fund. Currently the funds pay an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of each fund for CRMC’s provision of administrative services.

For the six months ended January 31, 2023, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$1,030	$254		$206
Class T	—	—	*	—	*
Class F-1	7	3		1
Class F-2	Not applicable	111		42
Class F-3	Not applicable	2		69
Class R-6	Not applicable	1		37
Total class-specific expenses	$1,037	$371		$355

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$5,759	$760		$576
Class C	88	3		3
Class T	—	—	*	—	*
Class F-1	61	30		7
Class F-2	Not applicable	515		148
Class F-3	Not applicable	8		213
Class R-6	Not applicable	4		121
Total class-specific expenses	$5,908	$1,320		$1,068

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$14,826	$2,210		$1,779
Class C	1,318	49		40
Class T	—	—	*	—	*
Class F-1	255	122		31
Class F-2	Not applicable	2,599		706
Class F-3	Not applicable	42		818
Class R-6	Not applicable	5		99
Total class-specific expenses	$16,399	$5,027		$3,473

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$7,349	$1,311		$746
Class C	724	38		22
Class T	—	—	*	—	*
Class F-1	130	62		16
Class F-2	Not applicable	938		260
Class F-3	Not applicable	13		344
Class R-6	Not applicable	7		165
Total class-specific expenses	$8,203	$2,369		$1,553

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$1,958	$185		$235
Class C	174	4		5
Class T	—	—	*	—	*
Class F-1	59	27		7
Class F-2	Not applicable	227		75
Class F-3	Not applicable	3		66
Total class-specific expenses	$2,191	$446		$388

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$213	$31		$26
Class C	49	2		2
Class T	—	—	*	—	*
Class F-1	2	1		—	*
Class F-2	Not applicable	15		4
Class F-3	Not applicable	—	*	5
Total class-specific expenses	$264	$49		$37

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Miscellaneous fees and expenses exclude investment advisory services fees and distribution services fees. For the six months ended January 31, 2023, total fees and expenses reimbursed by CRMC were $350,000 and $104,000 for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York, respectively. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in each fund’s prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Tax-Exempt Funds	365

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$4	$1		$5
Limited Term Tax-Exempt Bond Fund of America	19	3		22
The Tax-Exempt Bond Fund of America	43	21		64
American High-Income Municipal Bond Fund	17	3		20
The Tax-Exempt Fund of California	4	3		7
American Funds Tax-Exempt Fund of New York	1	—	*	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and the net realized loss from such sales, if any, during the six months ended January 31, 2023 (dollars in thousands):

Fund	Purchases	Sales	Net realized loss
American Funds Short-Term Tax-Exempt Bond Fund	$78,979	$5	$— *
Limited Term Tax-Exempt Bond Fund of America	49,287	19,060	(742)
The Tax-Exempt Bond Fund of America	34,948	7,211	(15)
American High-Income Municipal Bond Fund	—	401	(47)
The Tax-Exempt Fund of California	692	82,268	(3,672)

*	Amount less than one thousand.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the six months ended January 31, 2023.

8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended January 31, 2023.

9. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.

366	American Funds Tax-Exempt Funds

10. Fund mergers

On September 23, 2022, American Funds Short-Term Tax-Exempt Bond Fund (the “acquiring fund”) acquired the net assets of Capital Group Short-Term Municipal Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the fund’s board of trustees on March 9, 2022. The purpose of the transaction was to combine two funds with substantially similar investment objectives. The acquisition was accomplished by a tax-free exchange of shares of the acquired fund for Class F-3 shares of the acquiring fund at the close of business on September 23, 2022. Shares issued by the acquiring fund are disclosed in the capital share transactions table on page 369. Further information about the merger of the funds is as follows (dollars and shares in thousands except per-share amounts):

	Status	Shares outstanding		Net assets	Net asset value per share
American Funds Short-Term
Tax-Exempt Bond Fund, Class F-3	Acquiring fund	40,351		$ 392,655	$9.73
Capital Group Short-Term Municipal Fund	Acquired fund	6,869	*	66,859	9.73
American Funds Short-Term Tax-Exempt Bond Fund, Class F-3	Post merger	47,220		459,514	9.73

*	All shares were exchanged at a ratio of 1 to 1.

The cost, fair value and net unrealized depreciation of the investments of Capital Group Short-Term Municipal Fund as of the date of the close of business on September 23, 2022, were as follows (dollars in thousands):

Investment securities, at value	$58,147
Investment securities, at cost	60,673
Net unrealized depreciation	(2,526)

The acquired fund’s investment securities were excluded from the acquiring fund’s portfolio turnover rate calculation. Had the acquisition been completed on August 1, 2022, the beginning of the annual reporting period of the acquiring fund, the pro forma results of operations for the six months ended January 31, 2023, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 31, 2023
Net investment income	$21,218
Net realized loss	(3,772)
Net unrealized appreciation	2,402
Net increase in net assets resulting from operations	$19,848

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since September 23, 2022.

American Funds Tax-Exempt Funds	367

In addition, on September 23, 2022, Limited Term Tax-Exempt Bond Fund of America (the “acquiring fund”) acquired the net assets of Capital Group Core Municipal Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the fund’s board of trustees on March 9, 2022. The purpose of the transaction was to combine two funds with substantially similar investment objectives. The acquisition was accomplished by a tax-free exchange of shares of the acquired fund for Class F-3 shares of the acquiring fund at the close of business on September 23, 2022. Shares issued by the acquiring fund are disclosed in the capital share transactions table on page 369. Further information about the merger of the funds is as follows (dollars and shares in thousands except per-share amounts):

	Status	Shares outstanding		Net assets	Net asset value per share
Limited Term Tax-Exempt Bond Fund of America, Class F-3	Acquiring fund	80,082		$ 1,185,993	$14.81
Capital Group Core Municipal Fund	Acquired fund	38,975	*	382,221	9.81
Limited Term Tax-Exempt Bond Fund of America, Class F-3	Post merger	105,891		1,568,214	14.81

*	All shares were exchanged at a ratio of 1.51 to 1.

The cost, fair value and net unrealized depreciation of the investments of Capital Group Core Municipal Fund as of the date of the close of business on September 23, 2022, were as follows (dollars in thousands):

Investment securities, at value	$365,563
Investment securities, at cost	391,954
Net unrealized depreciation	(26,391)

The acquired fund’s investment securities were excluded from the acquiring fund’s portfolio turnover rate calculation. Had the acquisition been completed on August 1, 2022, the beginning of the annual reporting period of the acquiring fund, the pro forma results of operations for the six months ended January 31, 2023, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 31, 2023
Net investment income	$62,423
Net realized loss	(32,227)
Net unrealized appreciation	31,102
Net increase in net assets resulting from operations	$61,298

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since September 23, 2022.

368	American Funds Tax-Exempt Funds

11. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Issued in connection with the merger of Capital Group Short-Term Municipal Fund		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2023

Class A	$629,043	64,202	$—	—	$11,032	1,124	$(537,598)	(54,804)	$102,477	10,522
Class T	—	—	—	—	—	—	—	—	—	—
Class F-1	2,473	252	—	—	39	4	(2,293)	(235)	219	21
Class F-2	81,608	8,325	—	—	2,307	235	(113,819)	(11,619)	(29,904)	(3,059)
Class F-3	275,359	27,788	66,859	6,869	4,232	431	(152,251)	(15,507)	194,199	19,581
Class R-6	11,649	1,189	—	—	2,199	224	(35,733)	(3,643)	(21,885)	(2,230)
Total net increase (decrease)	$1,000,132	101,756	$66,859	6,869	$19,809	2,018	$(841,694)	(85,808)	$245,106	24,835

Year ended July 31, 2022

Class A	$767,090	76,626			$9,575	949	$(576,880)	(57,506)	$199,785	20,069
Class T	—	—			—	—	—	—	—	—
Class F-1	2,129	214			39	4	(4,828)	(478)	(2,660)	(260)
Class F-2	219,924	21,886			2,538	252	(208,572)	(20,760)	13,890	1,378
Class F-3	327,750	32,969			1,628	162	(97,658)	(9,758)	231,720	23,373
Class R-6	85,661	8,583			2,182	216	(55,922)	(5,577)	31,921	3,222
Total net increase (decrease)	$1,402,554	140,278			$15,962	1,583	$(943,860)	(94,079)	$474,656	47,782

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Issued in connection with the merger of Capital Group Core Municipal Fund		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2023

Class A	$1,065,759	71,140	$—	—	$28,392	1,895	$(1,271,462)	(84,790)	$(177,311)	(11,755)
Class C	6,425	429	—	—	72	5	(5,217)	(348)	1,280	86
Class T	—	—	—	—	—	—	—	—	—	—
Class F-1	4,495	300	—	—	351	23	(14,426)	(965)	(9,580)	(642)
Class F-2	365,850	24,466	—	—	7,974	532	(442,219)	(29,493)	(68,395)	(4,495)
Class F-3	574,638	36,409	382,221	25,809	13,232	883	(460,850)	(30,827)	509,241	32,274
Class R-6	24,483	1,631	—	—	7,505	501	(79,347)	(5,309)	(47,359)	(3,177)
Total net increase (decrease)	$2,041,650	134,375	$382,221	25,809	$57,526	3,839	$(2,273,521)	(151,732)	$207,876	12,291

Year ended July 31, 2022

Class A	$1,206,467	77,660			$54,734	3,478	$(1,324,752)	(85,548)	$(63,551)	(4,410)
Class C	8,655	554			120	8	(9,223)	(593)	(448)	(31)
Class T	—	—			—	—	—	—	—	—
Class F-1	16,243	1,023			929	59	(44,994)	(2,871)	(27,822)	(1,789)
Class F-2	670,265	43,030			17,279	1,098	(779,184)	(50,356)	(91,640)	(6,228)
Class F-3	924,201	59,778			16,851	1,073	(872,743)	(56,130)	68,309	4,721
Class R-6	121,508	7,624			16,372	1,041	(199,882)	(13,014)	(62,002)	(4,349)
Total net increase (decrease)	$2,947,339	189,669			$106,285	6,757	$(3,230,778)	(208,512)	$(177,154)	(12,086)

Refer to the end of the tables for footnote.

American Funds Tax-Exempt Funds	369

The Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2023

Class A	$1,816,175	150,754	$142,973	11,942	$(2,734,394)	(228,042)	$(775,246)	(65,346)
Class C	17,382	1,443	2,264	189	(53,619)	(4,462)	(33,973)	(2,830)
Class T	—	—	—	—	—	—	—	—
Class F-1	34,875	2,900	2,413	202	(66,669)	(5,559)	(29,381)	(2,457)
Class F-2	1,955,805	162,716	59,554	4,975	(2,304,556)	(192,991)	(289,197)	(25,300)
Class F-3	1,620,303	134,947	74,438	6,222	(2,768,621)	(232,436)	(1,073,880)	(91,267)
Class R-6	1,646	134	9,265	774	(26,595)	(2,250)	(15,684)	(1,342)
Total net increase (decrease)	$5,446,186	452,894	$290,907	24,304	$(7,954,454)	(665,740)	$(2,217,361)	(188,542)

Year ended July 31, 2022

Class A	$2,235,417	170,898	$342,670	26,109	$(3,039,685)	(238,475)	$(461,598)	(41,468)
Class C	43,791	3,322	5,891	448	(95,046)	(7,357)	(45,364)	(3,587)
Class T	—	—	—	—	—	—	—	—
Class F-1	62,341	4,798	6,002	458	(84,900)	(6,603)	(16,557)	(1,347)
Class F-2	3,003,560	234,832	140,378	10,699	(3,001,261)	(237,375)	142,677	8,156
Class F-3	2,840,973	220,898	186,547	14,234	(2,795,902)	(221,548)	231,618	13,584
Class R-6	111,672	8,271	19,380	1,481	(5,791)	(479)	125,261	9,273
Total net increase (decrease)	$8,297,754	643,019	$700,868	53,429	$(9,022,585)	(711,837)	$(23,963)	(15,389)

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2023

Class A	$764,028	52,520	$84,498	5,862	$(1,147,017)	(79,594)	$(298,491)	(21,212)
Class C	10,201	700	1,999	139	(30,764)	(2,125)	(18,564)	(1,286)
Class T	—	—	—	—	—	—	—	—
Class F-1	40,296	2,784	1,843	128	(25,617)	(1,783)	16,522	1,129
Class F-2	800,046	55,191	29,952	2,077	(710,022)	(49,333)	119,976	7,935
Class F-3	974,496	67,366	43,533	3,018	(771,090)	(53,578)	246,939	16,806
Class R-6	11,490	770	21,429	1,487	(26,346)	(1,835)	6,573	422
Total net increase (decrease)	$2,600,557	179,331	$183,254	12,711	$(2,710,856)	(188,248)	$72,955	3,794

Year ended July 31, 2022

Class A	$1,129,585	69,635	$202,123	12,431	$(1,158,093)	(73,620)	$173,615	8,446
Class C	30,286	1,830	5,453	334	(60,388)	(3,770)	(24,649)	(1,606)
Class T	—	—	—	—	—	—	—	—
Class F-1	34,391	2,138	3,893	239	(50,133)	(3,090)	(11,849)	(713)
Class F-2	1,051,452	66,319	64,560	3,975	(887,365)	(56,756)	228,647	13,538
Class F-3	1,325,890	83,624	80,615	4,984	(769,137)	(49,357)	637,368	39,251
Class R-6	203,684	12,185	45,623	2,815	(28,595)	(1,894)	220,712	13,106
Total net increase (decrease)	$3,775,288	235,731	$402,267	24,778	$(2,953,711)	(188,487)	$1,223,844	72,022

Refer to the end of the tables for footnote.

370	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2023

Class A	$215,863	13,323	$18,414	1,145	$(398,541)	(24,731)	$(164,264)	(10,263)
Class C	1,886	116	310	19	(6,783)	(420)	(4,587)	(285)
Class T	—	—	—	—	—	—	—	—
Class F-1	8,035	497	563	35	(11,198)	(696)	(2,600)	(164)
Class F-2	219,158	13,767	5,961	370	(238,167)	(14,881)	(13,048)	(744)
Class F-3	227,400	14,032	6,204	386	(174,613)	(10,874)	58,991	3,544
Total net increase (decrease)	$672,342	41,735	$31,452	1,955	$(829,302)	(51,602)	$(125,508)	(7,912)

Year ended July 31, 2022

Class A	$261,751	14,999	$43,315	2,458	$(460,497)	(26,806)	$(155,431)	(9,349)
Class C	4,236	237	795	45	(14,872)	(854)	(9,841)	(572)
Class T	—	—	—	—	—	—	—	—
Class F-1	8,478	494	1,325	75	(17,750)	(1,031)	(7,947)	(462)
Class F-2	307,998	17,863	14,031	794	(363,387)	(21,281)	(41,358)	(2,624)
Class F-3	269,151	15,897	12,041	685	(245,150)	(14,472)	36,042	2,110
Total net increase (decrease)	$851,614	49,490	$71,507	4,057	$(1,101,656)	(64,444)	$(178,535)	(10,897)

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2023

Class A	$25,468	2,605	$2,172	223	$(37,583)	(3,855)	$(9,943)	(1,027)
Class C	721	73	85	9	(1,146)	(116)	(340)	(34)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,397	137	17	2	(1,506)	(148)	(92)	(9)
Class F-2	10,829	1,106	375	38	(11,559)	(1,187)	(355)	(43)
Class F-3	8,060	818	510	52	(11,210)	(1,143)	(2,640)	(273)
Total net increase (decrease)	$46,475	4,739	$3,159	324	$(63,004)	(6,449)	$(13,370)	(1,386)

Year ended July 31, 2022

Class A	$32,675	3,034	$5,540	511	$(40,694)	(3,868)	$(2,479)	(323)
Class C	3,218	293	222	20	(3,135)	(287)	305	26
Class T	—	—	—	—	—	—	—	—
Class F-1	2,613	243	53	5	(3,539)	(334)	(873)	(86)
Class F-2	13,617	1,294	932	86	(14,790)	(1,431)	(241)	(51)
Class F-3	21,030	1,997	1,214	112	(16,987)	(1,618)	5,257	491
Total net increase (decrease)	$73,153	6,861	$7,961	734	$(79,145)	(7,538)	$1,969	57

*	Includes exchanges between share classes of the fund.

American Funds Tax-Exempt Funds	371

12. Investment transactions

Each fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2023, as follows (dollars in thousands):

Fund	Purchases		Sales
American Funds Short-Term Tax-Exempt Bond Fund	$629,930	*	$436,674
Limited Term Tax-Exempt Bond Fund of America	1,002,005	*	1,095,108
The Tax-Exempt Bond Fund of America	1,508,456		3,425,108
American High-Income Municipal Bond Fund	1,388,647		1,280,553
The Tax-Exempt Fund of California	243,376		343,984
American Funds Tax-Exempt Fund of New York	21,456		34,972

*	The purchases do not include the investment securities acquired from the mergers of American Funds Short-Term Tax-Exempt Bond Fund with Capital Group Short-Term Municipal Fund and Limited Term Tax-Exempt Bond Fund of America with Capital Group Core Municipal Fund that occurred on September 23, 2022.

13. Ownership concentration

At January 31, 2023, American Funds Tax-Aware Conservative Growth and Income Portfolio held 11% of the outstanding shares of American High-Income Municipal Bond Fund. CRMC is the investment adviser to both funds.

372	American Funds Tax-Exempt Funds

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2023[4,5]	$9.95	$.08	$(.01)	$.07	$(.08)	$—	$(.08)	$9.94	.72%[6]		$1,420		.46%[7]		.42%[7]		1.71%[7]
7/31/2022	10.33	.06	(.36)	(.30)	(.06)	(.02)	(.08)	9.95	(2.91)		1,318		.53		.53		.58
7/31/2021	10.37	.07	(.01)	.06	(.07)	(.03)	(.10)	10.33	.56		1,161		.57		.57		.68
7/31/2020	10.19	.13	.18	.31	(.13)	—	(.13)	10.37	3.07		938		.58		.58		1.27
7/31/2019	10.04	.16	.15	.31	(.16)	—	(.16)	10.19	3.09		767		.59		.59		1.56
7/31/2018	10.15	.13	(.11)	.02	(.13)	—	(.13)	10.04	.24		752		.58		.58		1.33
Class T:
1/31/2023[4,5]	9.95	.09	(.01)	.08	(.09)	—	(.09)	9.94	.80	[6,8]	—	[9]	.28	[7,8]	.25	[7,8]	1.88	[7,8]
7/31/2022	10.33	.07	(.36)	(.29)	(.07)	(.02)	(.09)	9.95	(2.75)[8]		—	[9]	.38	[8]	.38	[8]	.72	[8]
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.72	[8]	—	[9]	.42	[8]	.42	[8]	.84	[8]
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.22	[8]	—	[9]	.43	[8]	.42	[8]	1.43	[8]
7/31/2019	10.04	.17	.15	.32	(.17)	—	(.17)	10.19	3.20	[8]	—	[9]	.47	[8]	.47	[8]	1.67	[8]
7/31/2018	10.15	.15	(.11)	.04	(.15)	—	(.15)	10.04	.36	[8]	—	[9]	.47	[8]	.47	[8]	1.44	[8]
Class F-1:
1/31/2023[4,5]	9.95	.07	(.01)	.06	(.07)	—	(.07)	9.94	.63	[6]	6		.64	[7]	.60	[7]	1.53	[7]
7/31/2022	10.33	.04	(.36)	(.32)	(.04)	(.02)	(.06)	9.95	(3.09)		6		.73		.73		.36
7/31/2021	10.37	.05	(.01)	.04	(.05)	(.03)	(.08)	10.33	.37		9		.76		.76		.51
7/31/2020	10.19	.11	.18	.29	(.11)	—	(.11)	10.37	2.87		9		.77		.76		1.08
7/31/2019	10.04	.13	.15	.28	(.13)	—	(.13)	10.19	2.85		7		.81		.81		1.34
7/31/2018	10.15	.11	(.11)	— [10]	(.11)	—	(.11)	10.04	.02		7		.80		.80		1.10
Class F-2:
1/31/2023[4,5]	9.95	.09	(.01)	.08	(.09)	—	(.09)	9.94	.77	[6]	262		.35	[7]	.32	[7]	1.80	[7]
7/31/2022	10.33	.07	(.36)	(.29)	(.07)	(.02)	(.09)	9.95	(2.79)		293		.42		.42		.68
7/31/2021	10.37	.08	(.01)	.07	(.08)	(.03)	(.11)	10.33	.68		290		.45		.45		.80
7/31/2020	10.19	.14	.18	.32	(.14)	—	(.14)	10.37	3.19		218		.46		.45		1.40
7/31/2019	10.04	.17	.15	.32	(.17)	—	(.17)	10.19	3.17		182		.49		.49		1.67
7/31/2018	10.15	.14	(.11)	.03	(.14)	—	(.14)	10.04	.28		52		.54		.54		1.37

Refer to the end of the tables for footnotes.

American Funds Tax-Exempt Funds	373

Financial highlights (continued)

American Funds Short-Term Tax-Exempt Bond Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class F-3:
1/31/2023[4,5]	$9.95	$.09	$(.01)	$.08	$(.09)	$—	$(.09)	$9.94	.81%[6]	$530	.27%[7]		.24%[7]		1.91%[7]
7/31/2022	10.33	.08	(.36)	(.28)	(.08)	(.02)	(.10)	9.95	(2.72)	335	.33		.33		.85
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.75	107	.39		.38		.86
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.25	74	.40		.39		1.44
7/31/2019	10.04	.17	.15	.32	(.17)	—	(.17)	10.19	3.23	52	.44		.44		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	—	(.15)	10.04	.38	45	.44		.44		1.45
Class R-6:
1/31/2023[4,5]	9.95	.09	(.01)	.08	(.09)	—	(.09)	9.94	.81 [6]	231	.27	[7]	.24	[7]	1.88	[7]
7/31/2022	10.33	.08	(.36)	(.28)	(.08)	(.02)	(.10)	9.95	(2.72)	253	.35		.35		.75
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.75	229	.39		.38		.86
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.26	162	.39		.39		1.46
7/31/2019	10.04	.17	.15	.32	(.17)	—	(.17)	10.19	3.24	132	.43		.43		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	—	(.15)	10.04	.38	122	.44		.44		1.48

	Six months ended January 31,	Year ended July 31,
	2023[4,5,6]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes	23%[11]	53%	49%	65%	50%	34%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Amount less than $.01.
[11]	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Short-Term Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 37% without the adjustment.

Refer to the notes to financial statements.

374	American Funds Tax-Exempt Funds

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2023[3,4]	$15.29	$.12	$.01	$.13	$(.12)	$—	$(.12)	$15.30	.84%[5]		$3,784		.59%[6]		1.58%[6]
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.46)		3,959		.57		.85
7/31/2021	16.23	.16	.08	.24	(.16)	(.09)	(.25)	16.22	1.50		4,273		.58		.98
7/31/2020	15.93	.25	.36	.61	(.26)	(.05)	(.31)	16.23	3.88		3,539		.60		1.58
7/31/2019	15.52	.31	.41	.72	(.31)	—	(.31)	15.93	4.71		3,060		.59		2.00
7/31/2018	15.77	.31	(.25)	.06	(.31)	—	(.31)	15.52	.40		3,057		.59		2.00
Class C:
1/31/2023[3,4]	15.29	.06	.01	.07	(.06)	—	(.06)	15.30	.48	[5]	18		1.29	[6]	.89	[6]
7/31/2022	16.22	.02	(.85)	(.83)	(.02)	(.08)	(.10)	15.29	(5.13)		17		1.27		.15
7/31/2021	16.23	.04	.08	.12	(.04)	(.09)	(.13)	16.22	.78		18		1.28		.28
7/31/2020	15.93	.13	.36	.49	(.14)	(.05)	(.19)	16.23	3.16		16		1.30		.89
7/31/2019	15.52	.20	.41	.61	(.20)	—	(.20)	15.93	3.94		18		1.33		1.27
7/31/2018	15.77	.20	(.25)	(.05)	(.20)	—	(.20)	15.52	(.34)		20		1.34		1.26
Class T:
1/31/2023[3,4]	15.29	.14	.01	.15	(.14)	—	(.14)	15.30	1.00	[5,7]	—	[8]	.26	[6,7]	1.92	[6,7]
7/31/2022	16.22	.18	(.85)	(.67)	(.18)	(.08)	(.26)	15.29	(4.18)[7]		—	[8]	.27	[7]	1.15	[7]
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.80	[7]	—	[8]	.28	[7]	1.29	[7]
7/31/2020	15.93	.29	.36	.65	(.30)	(.05)	(.35)	16.23	4.18	[7]	—	[8]	.30	[7]	1.89	[7]
7/31/2019	15.52	.35	.41	.76	(.35)	—	(.35)	15.93	4.99	[7]	—	[8]	.33	[7]	2.27	[7]
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.68	[7]	—	[8]	.33	[7]	2.26	[7]
Class F-1:
1/31/2023[3,4]	15.29	.11	.01	.12	(.11)	—	(.11)	15.30	.82	[5]	44		.62	[6]	1.54	[6]
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.50)		54		.61		.79
7/31/2021	16.23	.15	.08	.23	(.15)	(.09)	(.24)	16.22	1.46		86		.61		.97
7/31/2020	15.93	.24	.36	.60	(.25)	(.05)	(.30)	16.23	3.85		97		.62		1.54
7/31/2019	15.52	.30	.41	.71	(.30)	—	(.30)	15.93	4.63		60		.67		1.93
7/31/2018	15.77	.30	(.25)	.05	(.30)	—	(.30)	15.52	.33		64		.66		1.93

Refer to the end of the tables for footnotes.

American Funds Tax-Exempt Funds	375

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2023[3,4]	$15.29	$.13	$.01	$.14	$(.13)	$—	$(.13)	$15.30	.96%[5]	$954	.35%[6]		1.82%[6]
7/31/2022	16.22	.17	(.85)	(.68)	(.17)	(.08)	(.25)	15.29	(4.24)	1,022	.34		1.08
7/31/2021	16.23	.20	.08	.28	(.20)	(.09)	(.29)	16.22	1.74	1,185	.34		1.21
7/31/2020	15.93	.28	.36	.64	(.29)	(.05)	(.34)	16.23	4.12	777	.36		1.81
7/31/2019	15.52	.34	.41	.75	(.34)	—	(.34)	15.93	4.91	500	.39		2.20
7/31/2018	15.77	.34	(.25)	.09	(.34)	—	(.34)	15.52	.58	353	.41		2.18
Class F-3:
1/31/2023[3,4]	15.29	.14	.01	.15	(.14)	—	(.14)	15.30	1.01 [5]	1,549	.25	[6]	1.94	[6]
7/31/2022	16.22	.19	(.85)	(.66)	(.19)	(.08)	(.27)	15.29	(4.14)	1,054	.23		1.19
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.84	1,042	.24		1.27
7/31/2020	15.93	.30	.36	.66	(.31)	(.05)	(.36)	16.23	4.23	422	.26		1.91
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02	308	.30		2.29
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70	187	.30		2.29
Class R-6:
1/31/2023[3,4]	15.29	.14	.01	.15	(.14)	—	(.14)	15.30	1.01 [5]	792	.25	[6]	1.92	[6]
7/31/2022	16.22	.19	(.85)	(.66)	(.19)	(.08)	(.27)	15.29	(4.14)	839	.23		1.19
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.84	961	.24		1.31
7/31/2020	15.93	.30	.36	.66	(.31)	(.05)	(.36)	16.23	4.23	692	.26		1.88
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02	307	.29		2.30
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70	284	.30		2.29

	Six months ended January 31,	Year ended July 31,
	2023[3,4,5]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes	16%[9]	47%	43%	56%	42%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Core Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 22% without the adjustment.

Refer to the notes to financial statements.

376	American Funds Tax-Exempt Funds

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2023[3,4]	$12.46	$.16	$(.10)	$.06	$(.15)	$—	$(.15)	$12.37	.55%[5]		$11,754		.52%[6]		2.56%[6]
7/31/2022	13.78	.26	(1.25)	(.99)	(.26)	(.07)	(.33)	12.46	(7.28)		12,649		.50		2.01
7/31/2021	13.54	.28	.26	.54	(.28)	(.02)	(.30)	13.78	4.06		14,558		.51		2.07
7/31/2020	13.29	.33	.25	.58	(.33)	—	(.33)	13.54	4.40		12,623		.52		2.46
7/31/2019	12.81	.37	.47	.84	(.36)	—	(.36)	13.29	6.71		10,868		.52		2.84
7/31/2018	12.98	.38	(.17)	.21	(.38)	—	(.38)	12.81	1.60		10,102		.53		2.91
Class C:
1/31/2023[3,4]	12.46	.12	(.10)	.02	(.11)	—	(.11)	12.37	.17	[5]	252		1.27	[6]	1.80	[6]
7/31/2022	13.78	.16	(1.25)	(1.09)	(.16)	(.07)	(.23)	12.46	(7.97)		289		1.25		1.25
7/31/2021	13.54	.18	.26	.44	(.18)	(.02)	(.20)	13.78	3.28		370		1.26		1.33
7/31/2020	13.29	.23	.25	.48	(.23)	—	(.23)	13.54	3.64		376		1.26		1.73
7/31/2019	12.81	.27	.47	.74	(.26)	—	(.26)	13.29	5.88		407		1.31		2.06
7/31/2018	12.98	.27	(.17)	.10	(.27)	—	(.27)	12.81	.80		432		1.32		2.12
Class T:
1/31/2023[3,4]	12.46	.18	(.10)	.08	(.17)	—	(.17)	12.37	.69	[5,7]	—	[8]	.26	[6,7]	2.84	[6,7]
7/31/2022	13.78	.29	(1.25)	(.96)	(.29)	(.07)	(.36)	12.46	(7.05)[7]		—	[8]	.25	[7]	2.25	[7]
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.32	[7]	—	[8]	.26	[7]	2.31	[7]
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.65	[7]	—	[8]	.27	[7]	2.70	[7]
7/31/2019	12.81	.40	.47	.87	(.39)	—	(.39)	13.29	6.93	[7]	—	[8]	.32	[7]	3.05	[7]
7/31/2018	12.98	.40	(.17)	.23	(.40)	—	(.40)	12.81	1.83	[7]	—	[8]	.32	[7]	3.12	[7]
Class F-1:
1/31/2023[3,4]	12.46	.16	(.10)	.06	(.15)	—	(.15)	12.37	.51	[5]	195		.60	[6]	2.48	[6]
7/31/2022	13.78	.25	(1.25)	(1.00)	(.25)	(.07)	(.32)	12.46	(7.35)		227		.59		1.92
7/31/2021	13.54	.27	.26	.53	(.27)	(.02)	(.29)	13.78	3.97		270		.59		2.00
7/31/2020	13.29	.32	.25	.57	(.32)	—	(.32)	13.54	4.31		313		.60		2.39
7/31/2019	12.81	.36	.47	.83	(.35)	—	(.35)	13.29	6.58		338		.64		2.72
7/31/2018	12.98	.36	(.17)	.19	(.36)	—	(.36)	12.81	1.48		370		.65		2.80

Refer to the end of the tables for footnotes.

American Funds Tax-Exempt Funds	377

Financial highlights (continued)

The Tax-Exempt Bond Fund of America (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2023[3,4]	$12.46	$.17	$(.10)	$.07	$(.16)	$—	$(.16)	$12.37	.64%[5]	$4,699	.35%[6]		2.73%[6]
7/31/2022	13.78	.28	(1.25)	(.97)	(.28)	(.07)	(.35)	12.46	(7.11)	5,047	.33		2.18
7/31/2021	13.54	.31	.26	.57	(.31)	(.02)	(.33)	13.78	4.24	5,469	.33		2.24
7/31/2020	13.29	.35	.25	.60	(.35)	—	(.35)	13.54	4.59	3,814	.34		2.63
7/31/2019	12.81	.39	.47	.86	(.38)	—	(.38)	13.29	6.86	2,778	.38		2.98
7/31/2018	12.98	.39	(.17)	.22	(.39)	—	(.39)	12.81	1.74	2,177	.39		3.05
Class F-3:
1/31/2023[3,4]	12.46	.18	(.10)	.08	(.17)	—	(.17)	12.37	.69 [5]	5,073	.24	[6]	2.84	[6]
7/31/2022	13.78	.30	(1.25)	(.95)	(.30)	(.07)	(.37)	12.46	(7.01)	6,245	.22		2.29
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.35	6,718	.23		2.36
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.70	7,950	.24		2.74
7/31/2019	12.81	.41	.47	.88	(.40)	—	(.40)	13.29	6.97	6,570	.27		3.09
7/31/2018	12.98	.41	(.17)	.24	(.41)	—	(.41)	12.81	1.84	5,397	.28		3.11
Class R-6:
1/31/2023[3,4]	12.46	.18	(.10)	.08	(.17)	—	(.17)	12.37	.69 [5]	672	.24	[6]	2.84	[6]
7/31/2022	13.78	.30	(1.25)	(.95)	(.30)	(.07)	(.37)	12.46	(7.01)	693	.22		2.30
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.35	638	.23		2.35
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.70	473	.24		2.76
7/31/2019	12.81	.41	.47	.88	(.40)	—	(.40)	13.29	6.97	685	.27		3.09
7/31/2018	12.98	.41	(.17)	.24	(.41)	—	(.41)	12.81	1.85	550	.28		3.15

	Six months ended January 31,	Year ended July 31,
	2023[3,4,5]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes	7%	29%	21%	24%	20%	17%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.

Refer to the notes to financial statements.

378	American Funds Tax-Exempt Funds

Financial highlights (continued)

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2023[3,4]	$15.30	$.29	$(.41)	$(.12)	$(.26)	$—	$(.26)	$14.92	(.71)%[5]	$4,905		.66%[6]		3.92%[6]
7/31/2022	17.20	.48	(1.79)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.78)	5,354		.63		2.95
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.52	5,875		.65		2.91
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.68	4,871		.68		3.63
7/31/2019	15.78	.58	.54	1.12	(.57)	—	(.57)	16.33	7.28	4,637		.68		3.67
7/31/2018	15.73	.59	.04	.63	(.58)	—	(.58)	15.78	4.05	4,062		.69		3.72
Class C:
1/31/2023[3,4]	15.30	.24	(.41)	(.17)	(.21)	—	(.21)	14.92	(1.07)[5]	138		1.37	[6]	3.21	[6]
7/31/2022	17.20	.36	(1.78)	(1.42)	(.35)	(.13)	(.48)	15.30	(8.43)	161		1.33		2.23
7/31/2021	16.20	.36	1.04	1.40	(.37)	(.03)	(.40)	17.20	8.76	209		1.35		2.22
7/31/2020	16.33	.48	(.17)	.31	(.43)	(.01)	(.44)	16.20	1.97	203		1.38		2.93
7/31/2019	15.78	.47	.54	1.01	(.46)	—	(.46)	16.33	6.49	238		1.41		2.94
7/31/2018	15.73	.47	.04	.51	(.46)	—	(.46)	15.78	3.29	227		1.43		2.97
Class T:
1/31/2023[3,4]	15.30	.31	(.41)	(.10)	(.28)	—	(.28)	14.92	(.57)[5,7]	—	[8]	.37	[6,7]	4.21	[6,7]
7/31/2022	17.20	.53	(1.79)	(1.26)	(.51)	(.13)	(.64)	15.30	(7.51)[7]	—	[8]	.33	[7]	3.25	[7]
7/31/2021	16.20	.53	1.04	1.57	(.54)	(.03)	(.57)	17.20	9.84 [7]	—	[8]	.35	[7]	3.21	[7]
7/31/2020	16.33	.64	(.17)	.47	(.59)	(.01)	(.60)	16.20	2.99 [7]	—	[8]	.38	[7]	3.92	[7]
7/31/2019	15.78	.62	.54	1.16	(.61)	—	(.61)	16.33	7.55 [7]	—	[8]	.42	[7]	3.93	[7]
7/31/2018	15.73	.63	.04	.67	(.62)	—	(.62)	15.78	4.34 [7]	—	[8]	.43	[7]	3.98	[7]
Class F-1:
1/31/2023[3,4]	15.30	.29	(.41)	(.12)	(.26)	—	(.26)	14.92	(.72)[5]	114		.68	[6]	3.91	[6]
7/31/2022	17.20	.47	(1.78)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.81)	100		.66		2.91
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.50	125		.68		2.90
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.66	146		.70		3.60
7/31/2019	15.78	.57	.54	1.11	(.56)	—	(.56)	16.33	7.21	180		.74		3.61
7/31/2018	15.73	.58	.04	.62	(.57)	—	(.57)	15.78	3.99	208		.75		3.65

Refer to the end of the tables for footnotes.

American Funds Tax-Exempt Funds	379

Financial highlights (continued)

American High-Income Municipal Bond Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2023[3,4]	$15.30	$.31	$(.41)	$(.10)	$(.28)	$—	$(.28)	$14.92	(.59)%[5]	$1,858	.42%[6]		4.16%[6]
7/31/2022	17.20	.52	(1.79)	(1.27)	(.50)	(.13)	(.63)	15.30	(7.57)	1,784	.39		3.20
7/31/2021	16.20	.52	1.04	1.56	(.53)	(.03)	(.56)	17.20	9.78	1,773	.41		3.13
7/31/2020	16.33	.63	(.17)	.46	(.58)	(.01)	(.59)	16.20	2.93	1,186	.44		3.86
7/31/2019	15.78	.61	.54	1.15	(.60)	—	(.60)	16.33	7.49	1,114	.47		3.87
7/31/2018	15.73	.62	.04	.66	(.61)	—	(.61)	15.78	4.26	798	.49		3.91
Class F-3:
1/31/2023[3,4]	15.30	.32	(.41)	(.09)	(.29)	—	(.29)	14.92	(.54)[5]	2,496	.32	[6]	4.27	[6]
7/31/2022	17.20	.54	(1.79)	(1.25)	(.52)	(.13)	(.65)	15.30	(7.47)	2,302	.29		3.32
7/31/2021	16.20	.54	1.04	1.58	(.55)	(.03)	(.58)	17.20	9.89	1,914	.31		3.22
7/31/2020	16.33	.65	(.17)	.48	(.60)	(.01)	(.61)	16.20	3.04	1,085	.33		3.97
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.60	897	.37		3.97
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37	646	.38		4.02
Class R-6:
1/31/2023[3,4]	15.30	.32	(.41)	(.09)	(.29)	—	(.29)	14.92	(.54)[5]	1,127	.32	[6]	4.27	[6]
7/31/2022	17.20	.53	(1.78)	(1.25)	(.52)	(.13)	(.65)	15.30	(7.47)	1,149	.29		3.31
7/31/2021	16.20	.54	1.04	1.58	(.55)	(.03)	(.58)	17.20	9.89	1,066	.31		3.25
7/31/2020	16.33	.65	(.17)	.48	(.60)	(.01)	(.61)	16.20	3.04	794	.33		3.98
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.61	686	.37		3.98
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37	550	.38		4.02

	Six months ended January 31,	Year ended July 31,
	2023[3,4,5]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes	14%	35%	24%	35%	20%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.

Refer to the notes to financial statements.

380	American Funds Tax-Exempt Funds

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2023[3,4]	$16.72	$.22	$(.08)	$.14	$(.21)	$—	$(.21)	$16.65	.89%[5]		$1,499		.56%[6]		2.66%[6]
7/31/2022	18.54	.37	(1.75)	(1.38)	(.37)	(.07)	(.44)	16.72	(7.57)		1,677		.57		2.10
7/31/2021	18.29	.38	.32	.70	(.38)	(.07)	(.45)	18.54	3.92		2,033		.58		2.10
7/31/2020	18.08	.43	.30	.73	(.43)	(.09)	(.52)	18.29	4.14		1,941		.61		2.40
7/31/2019	17.43	.50	.65	1.15	(.50)	—	(.50)	18.08	6.73		1,784		.59		2.88
7/31/2018	17.63	.51	(.20)	.31	(.51)	—	(.51)	17.43	1.77		1,678		.61		2.90
Class C:
1/31/2023[3,4]	16.72	.16	(.08)	.08	(.15)	—	(.15)	16.65	.50	[5]	34		1.31	[6]	1.91	[6]
7/31/2022	18.54	.24	(1.75)	(1.51)	(.24)	(.07)	(.31)	16.72	(8.26)		39		1.32		1.34
7/31/2021	18.29	.25	.32	.57	(.25)	(.07)	(.32)	18.54	3.14		54		1.33		1.35
7/31/2020	18.08	.30	.30	.60	(.30)	(.09)	(.39)	18.29	3.36		60		1.36		1.65
7/31/2019	17.43	.36	.65	1.01	(.36)	—	(.36)	18.08	5.90		69		1.38		2.10
7/31/2018	17.63	.37	(.20)	.17	(.37)	—	(.37)	17.43	.97		71		1.40		2.11
Class T:
1/31/2023[3,4]	16.72	.24	(.08)	.16	(.23)	—	(.23)	16.65	1.01	[5,7]	—	[8]	.31	[6,7]	2.91	[6,7]
7/31/2022	18.54	.41	(1.75)	(1.34)	(.41)	(.07)	(.48)	16.72	(7.35)[7]		—	[8]	.32	[7]	2.34	[7]
7/31/2021	18.29	.43	.32	.75	(.43)	(.07)	(.50)	18.54	4.17	[7]	—	[8]	.34	[7]	2.33	[7]
7/31/2020	18.08	.48	.30	.78	(.48)	(.09)	(.57)	18.29	4.38	[7]	—	[8]	.37	[7]	2.62	[7]
7/31/2019	17.43	.54	.65	1.19	(.54)	—	(.54)	18.08	6.95	[7]	—	[8]	.39	[7]	3.09	[7]
7/31/2018	17.63	.54	(.20)	.34	(.54)	—	(.54)	17.43	1.98	[7]	—	[8]	.40	[7]	3.10	[7]
Class F-1:
1/31/2023[3,4]	16.72	.21	(.08)	.13	(.20)	—	(.20)	16.65	.84	[5]	47		.65	[6]	2.57	[6]
7/31/2022	18.54	.35	(1.75)	(1.40)	(.35)	(.07)	(.42)	16.72	(7.66)		50		.66		2.00
7/31/2021	18.29	.37	.32	.69	(.37)	(.07)	(.44)	18.54	3.82		64		.67		2.01
7/31/2020	18.08	.42	.30	.72	(.42)	(.09)	(.51)	18.29	4.05		71		.70		2.31
7/31/2019	17.43	.48	.65	1.13	(.48)	—	(.48)	18.08	6.59		72		.72		2.76
7/31/2018	17.63	.49	(.20)	.29	(.49)	—	(.49)	17.43	1.64		75		.73		2.77

Refer to the end of the tables for footnotes.

American Funds Tax-Exempt Funds	381

Financial highlights (continued)

The Tax-Exempt Fund of California (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2023[3,4]	$16.72	$.23	$(.08)	$.15	$(.22)	$—	$(.22)	$16.65	.98%[5]	$513	.38%[6]		2.84%[6]
7/31/2022	18.54	.40	(1.75)	(1.35)	(.40)	(.07)	(.47)	16.72	(7.41)	528	.39		2.27
7/31/2021	18.29	.42	.32	.74	(.42)	(.07)	(.49)	18.54	4.10	634	.40		2.27
7/31/2020	18.08	.47	.30	.77	(.47)	(.09)	(.56)	18.29	4.33	547	.42		2.58
7/31/2019	17.43	.53	.65	1.18	(.53)	—	(.53)	18.08	6.88	411	.45		3.02
7/31/2018	17.63	.53	(.20)	.33	(.53)	—	(.53)	17.43	1.89	257	.48		3.03
Class F-3:
1/31/2023[3,4]	16.72	.24	(.08)	.16	(.23)	—	(.23)	16.65	1.02 [5]	489	.29	[6]	2.93	[6]
7/31/2022	18.54	.42	(1.75)	(1.33)	(.42)	(.07)	(.49)	16.72	(7.32)	432	.30		2.37
7/31/2021	18.29	.43	.32	.75	(.43)	(.07)	(.50)	18.54	4.20	440	.31		2.36
7/31/2020	18.08	.48	.30	.78	(.48)	(.09)	(.57)	18.29	4.42	320	.33		2.67
7/31/2019	17.43	.55	.64	1.19	(.54)	—	(.54)	18.08	6.98	241	.36		3.11
7/31/2018	17.63	.55	(.20)	.35	(.55)	—	(.55)	17.43	2.01	174	.37		3.13

	Six months ended January 31,	Year ended July 31,
	2023[3,4,5]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes	10%	27%	17%	26%	27%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.

Refer to the notes to financial statements.

382	American Funds Tax-Exempt Funds

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2023[4,5]	$10.19	$.13	$(.11)	$.02	$(.13)	$—		$(.13)	$10.08	.24%[6]		$169		.69%[7]		.59%[7]		2.63%[7]
7/31/2022	11.45	.23	(1.18)	(.95)	(.23)	(.08)		(.31)	10.19	(8.42)		182		.65		.61		2.12
7/31/2021	11.10	.24	.35	.59	(.24)	—	[8]	(.24)	11.45	5.46		208		.67		.62		2.19
7/31/2020	11.02	.27	.07	.34	(.26)	—		(.26)	11.10	3.18		220		.67		.62		2.43
7/31/2019	10.61	.28	.41	.69	(.28)	—		(.28)	11.02	6.57		200		.67		.67		2.60
7/31/2018	10.80	.27	(.19)	.08	(.27)	—		(.27)	10.61	.75	[9]	183		.72	[9]	.69	[9]	2.52	[9]
Class C:
1/31/2023[4,5]	10.19	.09	(.11)	(.02)	(.09)	—		(.09)	10.08	(.14)[6]		10		1.44	[7]	1.34	[7]	1.88	[7]
7/31/2022	11.45	.15	(1.18)	(1.03)	(.15)	(.08)		(.23)	10.19	(9.11)		10		1.40		1.36		1.37
7/31/2021	11.10	.16	.35	.51	(.16)	—	[8]	(.16)	11.45	4.67		11		1.42		1.37		1.43
7/31/2020	11.02	.19	.07	.26	(.18)	—		(.18)	11.10	2.41		10		1.42		1.37		1.68
7/31/2019	10.61	.19	.41	.60	(.19)	—		(.19)	11.02	5.74		12		1.46		1.45		1.81
7/31/2018	10.80	.19	(.19)	— [8]	(.19)	—		(.19)	10.61	(.04)		12		1.52		1.48		1.73
Class T:
1/31/2023[4,5]	10.19	.14	(.11)	.03	(.14)	—		(.14)	10.08	.38	[6,9]	—	[10]	.42	[7,9]	.32	[7,9]	2.91	[7,9]
7/31/2022	11.45	.25	(1.18)	(.93)	(.25)	(.08)		(.33)	10.19	(8.20)[9]		—	[10]	.40	[9]	.36	[9]	2.37	[9]
7/31/2021	11.10	.27	.35	.62	(.27)	—	[8]	(.27)	11.45	5.72	[9]	—	[10]	.42	[9]	.37	[9]	2.43	[9]
7/31/2020	11.02	.30	.07	.37	(.29)	—		(.29)	11.10	3.42	[9]	—	[10]	.42	[9]	.38	[9]	2.66	[9]
7/31/2019	10.61	.30	.41	.71	(.30)	—		(.30)	11.02	6.78	[9]	—	[10]	.47	[9]	.46	[9]	2.79	[9]
7/31/2018	10.80	.29	(.19)	.10	(.29)	—		(.29)	10.61	.98	[9]	—	[10]	.52	[9]	.48	[9]	2.73	[9]
Class F-1:
1/31/2023[4,5]	10.19	.13	(.11)	.02	(.13)	—		(.13)	10.08	.21	[6]	1		.74	[7]	.65	[7]	2.57	[7]
7/31/2022	11.45	.23	(1.18)	(.95)	(.23)	(.08)		(.31)	10.19	(8.43)		1		.66		.62		2.10
7/31/2021	11.10	.24	.35	.59	(.24)	—	[8]	(.24)	11.45	5.44	[9]	3		.69	[9]	.63	[9]	2.16	[9]
7/31/2020	11.02	.27	.07	.34	(.26)	—		(.26)	11.10	3.16	[9]	2		.68	[9]	.64	[9]	2.41	[9]
7/31/2019	10.61	.27	.41	.68	(.27)	—		(.27)	11.02	6.52	[9]	2		.72	[9]	.71	[9]	2.55	[9]
7/31/2018	10.80	.26	(.19)	.07	(.26)	—		(.26)	10.61	.69	[9]	2		.79	[9]	.75	[9]	2.45	[9]

Refer to the end of the tables for footnotes.

American Funds Tax-Exempt Funds	383

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income to average net assets[3]
Class F-2:
1/31/2023[4,5]	$10.19	$.14	$(.11)	$.03	$(.14)	$—		$(.14)	$10.08	.33%[6]	$27	.51%[7]		.41%[7]		2.81%[7]
7/31/2022	11.45	.25	(1.18)	(.93)	(.25)	(.08)		(.33)	10.19	(8.26)	27	.48		.43		2.30
7/31/2021	11.10	.26	.35	.61	(.26)	—	[8]	(.26)	11.45	5.65	31	.49		.44		2.36
7/31/2020	11.02	.29	.07	.36	(.28)	—		(.28)	11.10	3.36	27	.49		.45		2.60
7/31/2019	10.61	.29	.41	.70	(.29)	—		(.29)	11.02	6.74	29	.51		.51		2.75
7/31/2018	10.80	.29	(.19)	.10	(.29)	—		(.29)	10.61	.89	16	.59		.54		2.67
Class F-3:
1/31/2023[4,5]	10.19	.14	(.11)	.03	(.14)	—		(.14)	10.08	.38 [6]	36	.40	[7]	.30	[7]	2.92	[7]
7/31/2022	11.45	.26	(1.18)	(.92)	(.26)	(.08)		(.34)	10.19	(8.16)	40	.37		.33		2.41
7/31/2021	11.10	.28	.35	.63	(.28)	—	[8]	(.28)	11.45	5.76	39	.39		.34		2.46
7/31/2020	11.02	.31	.07	.38	(.30)	—		(.30)	11.10	3.46	33	.39		.35		2.71
7/31/2019	10.61	.30	.41	.71	(.30)	—		(.30)	11.02	6.83	32	.42		.42		2.84
7/31/2018	10.80	.30	(.19)	.11	(.30)	—		(.30)	10.61	1.00	26	.48		.44		2.78

	Six months ended January 31,	Year ended July 31,
	2023[4,5,6]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes	10%	22%	24%	27%	16%	21%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the years shown, CRMC waived a portion of investment advisory services fees and during the years shown reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.

Refer to the notes to financial statements.

384	American Funds Tax-Exempt Funds

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2022, through January 31, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Tax-Exempt Funds	385

Expense example (continued)

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 8/1/2022	Ending account value 1/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,007.19	$2.12	.42%
Class A – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class T – actual return	1,000.00	1,008.05	1.27	.25
Class T – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class F-1 – actual return	1,000.00	1,006.28	3.03	.60
Class F-1 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class F-2 – actual return	1,000.00	1,007.74	1.62	.32
Class F-2 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-3 – actual return	1,000.00	1,008.09	1.21	.24
Class F-3 – assumed 5% return	1,000.00	1,024.00	1.22	.24
Class R-6 – actual return	1,000.00	1,008.12	1.21	.24
Class R-6 – assumed 5% return	1,000.00	1,024.00	1.22	.24

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2022	Ending account value 1/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,008.38	$2.99	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class C – actual return	1,000.00	1,004.81	6.52	1.29
Class C – assumed 5% return	1,000.00	1,018.70	6.56	1.29
Class T – actual return	1,000.00	1,010.03	1.32	.26
Class T – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class F-1 – actual return	1,000.00	1,008.19	3.14	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,009.56	1.77	.35
Class F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-3 – actual return	1,000.00	1,010.11	1.27	.25
Class F-3 – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class R-6 – actual return	1,000.00	1,010.09	1.27	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

Refer to the end of the tables for footnote.

386	American Funds Tax-Exempt Funds

Expense example (continued)

The Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2022	Ending account value 1/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,005.48	$2.63	.52%
Class A – assumed 5% return	1,000.00	1,022.58	2.65	.52
Class C – actual return	1,000.00	1,001.69	6.41	1.27
Class C – assumed 5% return	1,000.00	1,018.80	6.46	1.27
Class T – actual return	1,000.00	1,006.88	1.32	.26
Class T – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class F-1 – actual return	1,000.00	1,005.07	3.03	.60
Class F-1 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class F-2 – actual return	1,000.00	1,006.39	1.77	.35
Class F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-3 – actual return	1,000.00	1,006.93	1.21	.24
Class F-3 – assumed 5% return	1,000.00	1,024.00	1.22	.24
Class R-6 – actual return	1,000.00	1,006.93	1.21	.24
Class R-6 – assumed 5% return	1,000.00	1,024.00	1.22	.24

American High-Income Municipal Bond Fund

	Beginning account value 8/1/2022	Ending account value 1/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$992.87	$3.32	.66%
Class A – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class C – actual return	1,000.00	989.32	6.87	1.37
Class C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class T – actual return	1,000.00	994.33	1.86	.37
Class T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-1 – actual return	1,000.00	992.82	3.42	.68
Class F-1 – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class F-2 – actual return	1,000.00	994.07	2.11	.42
Class F-2 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class F-3 – actual return	1,000.00	994.61	1.61	.32
Class F-3 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-6 – actual return	1,000.00	994.61	1.61	.32
Class R-6 – assumed 5% return	1,000.00	1,023.59	1.63	.32

Refer to the end of the tables for footnote.

American Funds Tax-Exempt Funds	387

Expense example (continued)

The Tax-Exempt Fund of California

	Beginning account value 8/1/2022	Ending account value 1/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,008.86	$2.84	.56%
Class A – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class C – actual return	1,000.00	1,005.01	6.62	1.31
Class C – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class T – actual return	1,000.00	1,010.12	1.57	.31
Class T – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class F-1 – actual return	1,000.00	1,008.39	3.29	.65
Class F-1 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-2 – actual return	1,000.00	1,009.77	1.92	.38
Class F-2 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-3 – actual return	1,000.00	1,010.24	1.47	.29
Class F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29

American Funds Tax-Exempt Fund of New York

	Beginning account value 8/1/2022	Ending account value 1/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,002.41	$2.98	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class C – actual return	1,000.00	998.61	6.75	1.34
Class C – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class T – actual return	1,000.00	1,003.83	1.62	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,002.11	3.28	.65
Class F-1 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-2 – actual return	1,000.00	1,003.31	2.07	.41
Class F-2 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-3 – actual return	1,000.00	1,003.85	1.52	.30
Class F-3 – assumed 5% return	1,000.00	1,023.69	1.53	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

388	American Funds Tax-Exempt Funds

Liquidity Risk Management Program	unaudited

The funds have adopted a liquidity risk management program (the “program”). Each fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

Each fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Tax-Exempt Funds	389

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390	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	391

Offices of the funds

STEX, LTEX, TEBF, AHIM, TEFCA
333 South Hope Street
Los Angeles, CA 90071-1406

TEFNY

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodians of assets

STEX, LTEX, TEBF, AHIM, TEFCA
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

TEFNY

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

392	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: March 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama________
Kristine M. Nishiyama, Principal Executive Officer

Date: March 31, 2023

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2023